                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                               File No. 33-442
                                                               File No. 811-4413


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    X
                                                                         -----

                                                                         -----
     Pre-Effective Amendment No.                                           X
                                 -----                                   -----
     Post-Effective Amendment No. 24                                       X
                                 -----                                   -----

                                       AND


        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940



     Amendment No. 24
                  ----

                      DELAWARE GROUP EQUITY FUNDS IV, INC.
                   (formerly Delaware Group DelCap Fund, Inc.)
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

              1818 Market Street, Philadelphia, Pennsylvania    19103
              ----------------------------------------------    -----
                  (Address of Principal Executive Offices)    (Zip Code)

Registrant's Telephone Number, including Area Code:         (215)255-2923

     George M. Chamberlain, Jr., 1818 Market Street, Philadelphia, PA 19103
     -----------------------------------------------------------------------
                     (Name and Address of Agent for Service)


Approximate Date of Public Offering:                        November 30, 1998
                                                            -----------------

         It is proposed that this filing will become effective:
   -----

         immediately upon filing pursuant to paragraph (b)
   -----

     X   on November 30, 1998 pursuant to paragraph (b)
   -----

         60 days after filing pursuant to paragraph (a)(1)
   -----
         on (date) pursuant to paragraph (a)(1)
   -----

         75 days after filing pursuant to paragraph (a)(2)
   -----

         on (date) pursuant to paragraph (a)(2) of Rule 485
   -----

                      Title of Securities Being Registered
                      ------------------------------------

DelCap Fund A Class, DelCap Fund B Class, DelCap Fund C Class, DelCap Fund Institutional Class, Capital Appreciation Fund A Class, Capital Appreciation Fund B Class, Capital Appreciation Fund C Class, Capital Appreciation Fund Institutional Class

                            --- C O N T E N T S ---



This Post-Effective Amendment No. 24 to Registration File No. 33-442 includes sthe following:


          1.     Facing Page

          2.     Contents Page

          3.     Cross-Reference Sheet

          4.     Part A - Prospectuses

          5.     Part B - Statement of Additional Information

          6.     Part C - Other Information

          7.     Signatures

                              CROSS-REFERENCE SHEET

                                     PART A

                                                                                                  Location in
Item No.       Description                                                                       Prospectuses
-------        -----------                                                                       -------------
                                                                                                  DelCap Fund
                                                                                        A Class/           Institutional
                                                                                        B Class/               Class
                                                                                        C Class

     1         Cover Page......................................................        Cover Page            Cover Page

     2         Synopsis........................................................         Synopsis;             Synopsis;
                                                                                       Summary of            Summary of
                                                                                        Expenses              Expenses

     3         Condensed Financial Information.................................         Financial             Financial
                                                                                       Highlights            Highlights

     4         General Description of Registrant ..............................        Investment            Investment
                                                                                      Objective and         Objective and
                                                                                    Policies; Shares;     Policies; Shares;
                                                                                    Other Investment      Other Investment
                                                                                    Policies and Risk     Policies and Risk
                                                                                      Considerations       Considerations

     5         Management of the Fund .........................................       Management of         Management of
                                                                                        the Fund              the Fund

     6         Capital Stock and Other Securities .............................       The Delaware            Dividends
                                                                                      Difference;        and Distributions;
                                                                                      Dividends and         Taxes; Shares
                                                                                      Distributions;
                                                                                      Taxes; Shares

     7         Purchase of Securities Being Offered............................        Cover Page;           Cover Page;
                                                                                       How to Buy            How to Buy
                                                                                         Shares;               Shares;
                                                                                     Calculation of        Calculation of
                                                                                     Offering Price        Net Asset Value
                                                                                      and Net Asset          Per Share;
                                                                                    Value Per Share;        Management of
                                                                                      Management of           the Fund
                                                                                         the Fund

                              CROSS-REFERENCE SHEET

                                     PART A
                                   (Continued)

                                                                                                  Location in
Item No.       Description                                                                       Prospectuses
-------        -----------                                                                       ------------
                                                                                                  DelCap Fund
                                                                                        A Class/            Institutional
                                                                                        B Class/                Class
                                                                                        C Class
     8         Redemption or Repurchase........................................        How to Buy            How to Buy
                                                                                         Shares;               Shares;
                                                                                       Redemption            Redemption
                                                                                      and Exchange          and Exchange

     9         Legal Proceedings...............................................           None                  None



                              CROSS-REFERENCE SHEET

                                     PART A
                                   (Continued)

                                                                                                  Location in
Item No.       Description                                                                       Prospectuses
--------       -----------                                                                       ------------
                                                                                           Capital Appreciation Fund
                                                                                        A Class/            Institutional
                                                                                        B Class/                Class
                                                                                        C Class
     1         Cover Page......................................................        Cover Page            Cover Page

     2         Synopsis........................................................         Synopsis;             Synopsis;
                                                                                       Summary of            Summary of
                                                                                        Expenses              Expenses

     3         Condensed Financial Information.................................         Financial             Financial
                                                                                       Highlights            Highlights

     4         General Description of Registrant ..............................        Investment            Investment
                                                                                      Objective and         Objective and
                                                                                    Policies; Shares;     Policies; Shares;
                                                                                    Other Investment      Other Investment
                                                                                      Policies and          Policies and
                                                                                          Risk                  Risk
                                                                                     Considerations        Considerations

     5         Management of the Fund .........................................       Management of         Management of
                                                                                        the Fund              the Fund

     6         Capital Stock and Other Securities .............................       The Delaware            Dividends
                                                                                      Difference;        and Distributions;
                                                                                      Dividends and         Taxes; Shares
                                                                                      Distributions;
                                                                                      Taxes; Shares


                              CROSS-REFERENCE SHEET

                                     PART A
                                   (Continued)

                                                                                                  Location in
Item No.       Description                                                                       Prospectuses
--------       -----------                                                                       ------------
                                                                                           Capital Appreciation Fund
                                                                                        A Class/            Institutional
                                                                                        B Class/                Class
                                                                                        C Class

     7         Purchase of Securities Being Offered............................        Cover Page;           Cover Page;
                                                                                       How to Buy;           How to Buy
                                                                                         Shares;               Shares;
                                                                                     Calculation of        Calculation of
                                                                                     Offering Price        Net Asset Value
                                                                                      and Net Asset          Per Share;
                                                                                    Value Per Share;        Management of
                                                                                      Management of           the Fund
                                                                                        the Fund

     8         Redemption or Repurchase........................................        How to Buy            How to Buy
                                                                                         Shares;               Shares;
                                                                                       Redemption            Redemption
                                                                                      and Exchange          and Exchange

     9         Legal Proceedings...............................................           None                  None


                              CROSS REFERENCE SHEET

                                     PART B

                                                                                             Location in Statement
Item No.       Description                                                                 of Additional Information
--------       -----------                                                                 -------------------------
    10         Cover Page......................................................                   Cover Page

    11         Table of Contents...............................................                Table of Contents

    12         General Information and History.................................               General Information

    13         Investment Objectives and Policies..............................             Investment Policies and
                                                                                             Portfolio Techniques

    14         Management of the Registrant....................................             Officers and Directors

    15         Control Persons and Principal Holders
               of Securities...................................................             Officers and Directors

    16         Investment Advisory and Other Services..........................             Plans Under Rule 12b-1
                                                                                             for the Fund Classes
                                                                                          (under Purchasing Shares);
                                                                                             Investment Management
                                                                                           Agreements; Officers and
                                                                                              Directors; General
                                                                                            Information; Financial
                                                                                                  Statements

    17         Brokerage Allocation............................................         Trading Practices and Brokerage

    18         Capital Stock and Other Securities..............................               Capitalization and
                                                                                             Noncumulative Voting
                                                                                          (under General Information)

    19         Purchase, Redemption and Pricing of Securities
               Being Offered...................................................               Purchasing Shares;
                                                                                          Determining Offering Price
                                                                                             and Net Asset Value;
                                                                                          Redemption and Repurchase;
                                                                                              Exchange Privilege

    20         Tax Status......................................................               Accounting and Tax
                                                                                            Issues; Distributions
                                                                                                   and Taxes

    21         Underwriters ...................................................                Purchasing Shares

    22         Calculation of Performance Data.................................             Performance Information

    23         Financial Statements............................................              Financial Statements


                              CROSS REFERENCE SHEET

                                     PART C

                                                                                                  Location in
                                                                                                    Part C
                                                                                                  -----------
    24         Financial Statements and Exhibits..............................                      Item 24

    25         Persons Controlled by or under Common
               Control with Registrant........................................                      Item 25

    26         Number of Holders of Securities................................                      Item 26

    27         Indemnification................................................                      Item 27

    28         Business and Other Connections of
               Investment Adviser.............................................                      Item 28

    29         Principal Underwriters.........................................                      Item 29

    30         Location of Accounts and Records...............................                      Item 30

    31         Management Services............................................                      Item 31

    32         Undertakings...................................................                      Item 32



DELAWARE
INVESTMENTS
-----------

A CLASS
B CLASS
C CLASS




DELCAP FUND

(DELCAP FUND ILLUSTRATION)


      PROSPECTUS NOVEMBER 30, 1998

Table of
Contents

COVER PAGE..................................................................1
SYNOPSIS....................................................................2
SUMMARY OF EXPENSES.........................................................4
FINANCIAL HIGHLIGHTS........................................................6
INVESTMENT OBJECTIVE AND STRATEGY
 Suitability................................................................8
 Investment Strategy........................................................8
THE DELAWARE DIFFERENCE
 Plans and Services.........................................................9
CLASSES OF SHARES..........................................................11
HOW TO BUY SHARES..........................................................18
REDEMPTION AND EXCHANGE....................................................21
DIVIDENDS AND DISTRIBUTIONS................................................26
TAXES......................................................................27
CALCULATION OF OFFERING PRICE AND
 NET ASSET VALUE PER SHARE.................................................29
MANAGEMENT OF THE FUND.....................................................30
OTHER INVESTMENT POLICIES AND
 RISK CONSIDERATIONS.......................................................34

DelCap Fund
A Class/B Class/C Class

November 30, 1998

1818 Market Street, Philadelphia, PA 19103

For Prospectus and Performance:
Nationwide 800-523-1918


Information on Existing Accounts:
(SHAREHOLDERS ONLY)
Nationwide 800-523-1918


Dealer Services:
(BROKER/DEALERS ONLY)
Nationwide 800-362-7500


Representatives of Financial Institutions:
Nationwide 800-659-2265





     This Prospectus describes the DelCap Fund series (the "Fund") of Delaware Group Equity Funds IV, Inc. ("Equity Funds IV, Inc."), a professionally-managed mutual fund of the series type. The investment objective of the Fund is long-term capital growth. The strategy will be to invest primarily in common stocks that, in the judgment of the Manager, are of superior quality and those securities convertible into such common stocks.

     This Prospectus relates only to the Fund's retail classes, DelCap Fund A Class ("Class A Shares"), DelCap Fund B Class ("Class B Shares") and DelCap Fund C Class ("Class C Shares") (individually, a "Class" and collectively, the "Classes"), and sets forth information that you should read and consider before you invest. Please retain it for future reference. The Statement of Additional Information ("Part B" of Equity Funds IV, Inc.'s registration statement) dated November 30, 1998, as it may be amended from time to time, contains additional information about the Fund and has been filed with the Securities and Exchange Commission ("SEC"). Part B is incorporated by reference into this Prospectus and is available, without charge, by writing to Delaware Distributors, L.P. at the above address or by calling the above numbers. The Fund's financial statements appear in its Annual Report, which will accompany any response to requests for Part B. In addition, the SEC maintains a Web site (http://www.sec.gov) that contains Part B, material we incorporated by reference, and other information regarding registrants that electronically file with the SEC.

     The Fund also offers DelCap Fund Institutional Class, which is available for purchase only by certain investors. A prospectus for DelCap Fund Institutional Class can be obtained by writing to Delaware Distributors, L.P. at the above address or by calling the above numbers.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS. MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN; HOWEVER, SHARES OF THE FUND ARE NOT FDIC OR NCUSIF INSURED, ARE NOT GUARANTEED BY ANY BANK OR ANY CREDIT UNION, ARE NOT OBLIGATIONS OF ANY BANK OR ANY CREDIT UNION, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. SHARES OF THE FUND ARE NOT BANK OR CREDIT UNION DEPOSITS.

Synopsis

Investment Objective
     The investment objective of the Fund is long-term capital growth. The strategy will be to invest primarily in common stocks that, in the judgment of the Manager, are of superior quality and those securities convertible into such common stocks. For further details, see Investment Objective and Policies and Other Investment Policies and Risk Considerations.


Risk Factors and Special Considerations
     1. Investments in equity securities of small to medium-sized companies in which the Fund invests may present greater risks than investments in larger capitalization companies, as the market prices of securities issued by smaller companies tend to fluctuate, particularly in the short-term, and some smaller company securities may be speculative. See Suitability under Investment Objective and Policies, and Other Investment Policies and Risk Considerations.
     2. The Fund may enter into options for hedging purposes to counterbalance portfolio volatility. While the Fund does not engage in options for speculative purposes, there are risks which result from use of these instruments by the Fund, and the investor should review the descriptions of such in this Prospectus. See Investment Strategy under Investment Objective and Policies, and Other Investment Policies and Risk Considerations.


Investment Manager, Distributor and Transfer Agent
     Delaware Management Company (the "Manager") furnishes investment management services to the Fund, subject to the supervision and direction of Equity Funds IV, Inc.'s Board of Directors. The Manager also provides investment management services to certain of the other funds in Delaware Investments. Delaware Distributors, L.P. (the "Distributor") is the national distributor for the Fund and for all of the other mutual funds in Delaware Investments. Delaware Service Company, Inc. (the "Transfer Agent") is the shareholder servicing, dividend disbursing, accounting services and transfer agent for the Fund and for all of the other mutual funds in Delaware Investments. See Summary of Expenses and Management of the Fund for further information regarding the Manager and fees payable under the Fund's Investment Management Agreement.

Sales Charges
     The price of Class A Shares includes a maximum front-end sales charge of 5.75% of the offering price. The front-end sales charge is reduced on certain transactions of at least $50,000 but under $1,000,000. For purchases of $1,000,000 or more, the front-end sales charge is eliminated; if a dealer's commission is paid in connection with those purchases, a contingent deferred sales charge ("Limited CDSC") of 1% will be imposed if shares are redeemed during the first year after the purchase and 0.50% will be imposed if shares are redeemed during the second year after the purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange. Class A Shares are also subject to annual 12b-1 Plan expenses for the life of the investment.
     The price of Class B Shares is equal to the net asset value per share. Class B Shares are subject to a contingent deferred sales charge ("CDSC") of:
(i) 5% if shares are redeemed within one year of purchase; (ii) 4% if shares are redeemed within two years of purchase; (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; (v) 1% if shares are redeemed during the sixth year following purchase; and (vi) 0% thereafter. Class B Shares are subject to annual 12b-1 Plan expenses which are assessed against such shares for approximately eight years after purchase. See Deferred Sales Charge Alternative -- Class B Shares and Automatic Conversion of Class B Shares under Classes of Shares.
     The price of Class C Shares is equal to the net asset value per share. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months of purchase. Class C Shares are subject to annual 12b-1 Plan expenses for the life of the investment. See Level Sales Charge Alternative -- Class C Shares under Classes of Shares.

     See Classes of Shares and Distribution (12b-1) and Service under Management of the Fund.


Purchase Amounts
     Generally, the minimum initial investment in any Class is $1,000. Subsequent investments must generally be at least $100.

     Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed these maximum purchase limitations for Class B Shares and Class C Shares by making cumulative purchases over a period of time. An investor should keep in mind, however, that reduced front-end sales charges apply to investments of $50,000 or more in Class A Shares, and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B and Class C Shares and generally are not subject to a CDSC. The minimum and maximum purchase amounts for retirement plans may vary. See How to Buy Shares.


Redemption and Exchange
     Class A Shares of the Fund may be redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request. Neither the Fund nor the Distributor assesses a charge for redemptions or exchanges of Class A Shares, except for certain redemptions of shares purchased at net asset value, which may be subject to a CDSC if a dealer's commission was paid in connection with such purchases. See Front-End Sales Charge Alternative -- Class A Shares under Classes of Shares.

     Class B Shares and Class C Shares may be redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request subject, in the case of redemptions, to any applicable CDSC. Neither the Fund nor the Distributor assesses any charges other than the CDSC for redemptions or exchanges of Class B or Class C Shares. There are certain limitations on an investor's ability to exchange shares between the various classes of shares that are offered. See Redemption and Exchange.


Open-End Investment Company
     Equity Funds IV, Inc., which was organized as a Maryland corporation in 1985, is an open-end management investment company and the Fund's portfolio of assets is diversified as defined by the Investment Company Act of 1940 (the "1940 Act"). See Shares under Management of the Fund.

Summary of
Expenses

     A general comparison of the sales arrangements and other expenses applicable to Class A Shares, Class B Shares and Class C Shares of the Fund follows:





                                                                                    Class A    Class B        Class C
Shareholder Transaction Expenses                                                     Shares     Shares         Shares
------------------------------------------------------------------------------     --------    -------        -------
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price).        5.75%       None           None
   Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of
 offering price) .............................................................        None      None           None
Maximum Contingent Deferred Sales Charge (as a percentage of original purchase
 price or redemption proceeds, whichever is lower) ...........................        None(1)    5.00%(2)       1.00%(3)
Redemption Fees ..............................................................        None(4)    None(4)        None(4)


Annual Operating Expenses (as a                           Class A       Class B       Class C
percentage of average daily net assets)                   Shares        Shares        Shares
------------------------------------------------------   --------       -------       -------
Management Fees (after voluntary waiver) .............    0.75  %       0.75  %       0.75  %
12b-1 Plan Expenses (including service fees) .........    0.30%(5)      1.00%(5)      1.00%(5)
Other Operating Expenses .............................    0.35  %       0.35  %       0.35  %
                                                          -------       -------       -------
  Total Operating Expenses ...........................    1.40  %       2.10  %       2.10  %
                                                          =======       =======       =======


(1) Class A purchases of $1 million or more may be made at net asset value. However, if in connection with any such purchase a dealer commission is paid to the financial adviser through whom such purchase is effected, a Limited CDSC of 1% will be imposed on certain redemptions made during the first year after the purchase and 0.50% will be imposed on certain redemptions made during the second year after the purchase. Additional Class A purchase options involving the imposition of a CDSC may be permitted as described in this Prospectus from time to time. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.
(2) Class B Shares are subject to a CDSC of: (i) 5% if shares are redeemed within one year of purchase; (ii) 4% if shares are redeemed within two years of purchase; (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; (v) 1% if shares are redeemed during the sixth year following purchase; and (vi) 0% thereafter. See Deferred Sales Charge Alternative -- Class B Shares under Classes of Shares.
(3) Class C Shares are subject to a CDSC of 1% if the shares are redeemed within 12 months of purchase. See Level Sales Charge Alternative -- Class C Shares under Classes of Shares.
(4) First Union National Bank currently charges $7.50 per redemption for redemptions payable by wire.
(5) Class A Shares, Class B Shares and Class C Shares are subject to separate 12b-1 Plans. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by rules of the National Association of Securities Dealers, Inc. (the "NASD"). See Distribution (12b-1) and Service under Management of the Fund.

     Investors utilizing the Asset Planner asset allocation service also typically incur an annual maintenance fee of $35 per Strategy. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an Individual Retirement Account ("IRA") will pay an annual IRA fee of $15 per Social Security number. See Asset Planner in Part B.

     For expense information about DelCap Fund Institutional Class, see the separate prospectus relating to that class.

     The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return, (2) redemption and no redemption at the end of each time period and
(3) for Class B Shares and Class C Shares, payment of a CDSC at the time of redemption, if applicable.




                                        Assuming Redemption                           Assuming No Redemption
                            1 year     3 years     5 years     10 years     1 year     3 years     5 years     10 years
                           --------   ---------   ---------   ----------   --------   ---------   ---------   ---------
Class A Shares .........     $ 71(1)     $99         $130        $ 216        $71        $99         $130       $ 216
Class B Shares .........     $ 71        $96         $133        $ 225(2)     $21        $66         $113       $ 225(2)
Class C Shares .........     $ 31        $66         $113        $ 243        $21        $66         $113       $ 243


(1) Generally, no redemption charge is assessed upon redemption of Class A Shares. Under certain circumstances, however, a Limited CDSC or other CDSC, which has not been reflected in this calculation, may be imposed on certain redemptions. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

(2) At the end of approximately eight years after purchase, Class B Shares of the Fund will be automatically converted into Class A Shares of the Fund. The example above assumes conversion of Class B Shares at the end of the eighth year. However, the conversion may occur as late as three months after the eighth anniversary of purchase, during which time the higher 12b-1 Plan fees payable by Class B Shares will continue to be assessed. The ten year expense numbers for Class B Shares reflect the expenses of Class B Shares for years one through eight and the expenses of Class A Shares for years nine and ten. See Automatic Conversion of Class B Shares under Classes of Shares for a description of the automatic conversion feature.



This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

     The purpose of the above tables is to assist the investor in understanding the various costs and expenses that an investor in any of the Classes will bear directly or indirectly.

FINANCIAL HIGHLIGHTS

The following financial highlights are derived from the financial statements of Delaware Group Equity Funds IV, Inc. -- DelCap Fund and have been audited by Ernst & Young LLP, independent auditors. The data should be read in conjunction with the financial statements, related notes, and the report of Ernst & Young LLP, all of which are incorporated by reference into Part B. Further information about the Fund's performance is contained in its Annual Report to shareholders. A copy of the Fund's Annual Report (including the report of Ernst & Young LLP) may be obtained from Equity Funds IV, Inc. upon request at no charge.




                                                                      Class A Shares
                                              -------------------------------------------------------------
                                                                        Year Ended
                                               9/30/98         9/30/97          9/30/96            9/30/95
                                              ---------       ---------        ---------          ---------

Net asset value, beginning of period .....    $  30.450        $ 30.740        $  28.870           $ 25.570
Income (loss) from investment
 operations:
Net investment income (loss)(1) ..........       (0.237)         (0.234)         (0.208)             (0.166)
Net realized and unrealized gain
 (loss) on investments ...................       (1.873)          3.534            5.618              5.296
                                              ---------       ---------        ---------          ---------
  Total from investment
   operations ............................       (2.110)          3.300            5.410              5.130
                                              ---------       ---------        ---------          ---------

Less dividends and
 distributions:
Dividends from net investment
 income ..................................         none            none             none               none
Distributions from net realized gain
 on investments ..........................       (5.870)         (3.590)          (3.540)            (1.830)
                                              ---------       ---------        ---------          ---------
  Total dividends and
   distributions .........................       (5.870)         (3.590)          (3.540)            (1.830)
                                              ---------       ---------        ---------          ---------
Net asset value, end of period ...........    $  22.470        $ 30.450        $  30.740           $ 28.870
                                              =========       =========        =========          =========
-------------------
Total return(2)...........................      ( 8.28%)         12.44%           21.09%             22.04%
-------------------
Ratios and supplemental
 data:
Net assets, end of period
 (000's omitted) .........................    $ 566,734       $ 770,207       $  923,248           $888,571
Ratio of expenses to average daily
 net assets ..............................        1.40%           1.36%            1.35%              1.37%
Ratio of net investment income (loss) to
 average daily net assets ................       (0.92%)         (0.86%)          (0.74%)            (0.67%)
Portfolio turnover .......................         115%            105%              72%                51%
Average commission rate paid (3) .........    $  0.0600       $  0.0599       $   0.0600                N/A

                                                                               Class A Shares
                                              -------------------------------------------------------------------------------
                                                                                 Year Ended
                                               9/30/94         9/30/93       9/30/92        9/30/91       9/30/90    9/30/89
                                              --------        ---------      --------      --------       --------   --------
Net asset value, beginning of period .....    $ 26.080       $   20.730      $ 21.470      $ 15.810       $ 19.060   $ 13.920
Income (loss) from investment
 operations:
Net investment income (loss)(1) ..........      (0.218)          (0.125)       (0.059)        0.064          0.419      0.201
Net realized and unrealized gain
 (loss) on investments ...................       0.528            5.475        (0.651)        6.496         (3.219)     5.059
                                              --------        ---------      --------      --------       --------   --------
  Total from investment
   operations ............................       0.310            5.350        (0.710)        6.560         (2.800)     5.260
                                              --------        ---------      --------      --------       --------   --------
Less dividends and
 distributions:
Dividends from net investment
 income ..................................        none             none        (0.030)       (0.410)        (0.160)    (0.120)
Distributions from net realized gain
 on investments ..........................      (0.820)            none          none        (0.490)        (0.290)      none
                                              --------        ---------      --------      --------       --------   --------
  Total dividends and
   distributions .........................      (0.820)            none        (0.030)       (0.900)        (0.450)    (0.120)
                                              --------        ---------      --------      --------       --------   --------
Net asset value, end of period ...........    $ 25.570       $   26.080      $ 20.730      $ 21.470       $ 15.810   $ 19.060
                                              ========        =========      ========      ========       ========   ========
-------------------
Total return(2) ..........................       1.17%           25.81%        (3.32%)       43.25%        (14.99%)    38.15%
-------------------
Ratios and supplemental
 data:
Net assets, end of period
 (000's omitted) .........................    $890,787       $1,057,358     $ 993,125      $512,356       $155,392   $138,589
Ratio of expenses to average daily
 net assets ..............................       1.35%            1.30%         1.39%         1.43%          1.41%      1.44%
Ratio of net investment income (loss) to
 average daily net assets ................      (0.68%)          (0.43%)       (0.26%)        0.63%          2.61%      1.28%
Portfolio turnover .......................         34%              51%           24%           33%            45%        42%
Average commission rate paid (3) .........         N/A              N/A           N/A           N/A            N/A        N/A

-----------
(1) The per share information for the years ended 9/30/98, 9/30/97, 9/30/96 and 9/30/95 were based on the average shares outstanding method.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value. Total return does not reflect the maximum front-end sales charge that is or was in effect for Class A Shares. In addition, total return does not reflect the Limited CDSC that varies from 0.50% - 1% depending on the holding period for Class A Shares, applicable to certain redemptions made within two years after purchase.
(3) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.


                                                                      Class B Shares
                                              --------------------------------------------------------------
                                                                        Year Ended
                                               9/30/98          9/30/97          9/30/96            9/30/95
                                              ---------        ---------        ---------           --------
Net asset value, beginning of period......    $  29.750        $  30.300        $  28.680           $ 25.560
Income (loss) from investment
 operations:
Net investment income (loss)(2) ..........       (0.408)          (0.418)          (0.400)            (0.340)
Net realized and unrealized gain
 (loss) on investments ...................       (1.792)           3.458            5.560              5.290
                                              ---------        ---------        ---------           --------
  Total from investment
   operations ............................       (2.200)           3.040            5.160              4.950
                                              ---------        ---------        ---------           --------
Less dividends
 and distributions:
  Dividends from net investment
   income ................................         none             none             none               none
  Distributions from net realized
   gain on investments ...................       (5.870)          (3.590)          (3.540)            (1.830)
                                              ---------        ---------        ---------           --------
  Total dividends and
   distributions .........................       (5.870)          (3.590)          (3.540)            (1.830)
                                              ---------        ---------        ---------           --------
Net asset value, end of period ...........    $  21.680        $  29.750        $  30.300           $ 28.680
                                              =========        =========        =========           ========
-------------------
Total return(3) ..........................       (8.92%)          11.64%           20.27%             21.34%
-------------------
Ratios and supplemental
 data:
Net assets, end of period
 (000's omitted) .........................    $  18,470       $   20,706       $   13,239           $  2,710
Ratio of expenses to average daily net
 assets ..................................        2.10%            2.06%            2.05%              2.07%
Ratio of net investment income (loss) to
 average daily net assets                        (1.62%)          (1.56%)          (1.44%)            (1.37%)
Portfolio turnover rate ..................         115%             105%              72%                51%
Average commission rate paid(4) ..........    $  0.0600       $   0.0599       $   0.0600                N/A


                                              Class B Shares                      Class C Shares
                                              --------------       -------------------------------------------
                                                 Period                                               Period
                                                9/6/94(1)                                           11/29/95(1)
                                                 through                   Year Ended                 through
                                                9/30/9(4)           9/30/98          9/30/97          9/30/96
                                                --------           ---------        ---------        ---------
Net asset value, beginning of period......      $ 25.180           $  30.050        $  30.570        $  28.880
Income (loss) from investment
 operations:
Net investment income (loss)(2) ..........        (0.008)             (0.411)          (0.421)         ( 0.359)
Net realized and unrealized gain
 (loss) on investments ...................         0.388              (1.819)           3.491            5.589
                                                --------           ---------        ---------        ---------
  Total from investment
   operations ............................         0.380              (2.230)           3.070            5.230
                                                --------           ---------        ---------        ---------
Less dividends
 and distributions:
  Dividends from net investment
   income ................................          none                none             none             none
  Distributions from net realized
   gain on investments ...................          none              (5.870)          (3.590)         ( 3.540)
                                                --------           ---------        ---------        ---------
  Total dividends and
   distributions .........................          none              (5.870)          (3.590)         ( 3.540)
                                                --------           ---------        ---------        ---------
Net asset value, end of period ...........      $ 25.560           $  21.950        $  30.050        $  30.570
                                                ========           =========        =========        =========
-------------------
Total return(3) ..........................         1.51%              (8.89%)          11.64%           20.38%
-------------------
Ratios and supplemental
 data:
Net assets, end of period
 (000's omitted) .........................      $    287           $   3,576        $   3,385        $   1,947
Ratio of expenses to average daily net
 assets ..................................         2.05%               2.10%            2.06%            2.05%
Ratio of net investment income (loss) to
 average daily net assets                         (1.38%)             (1.62%)          (1.56%)          (1.44%)
Portfolio turnover rate ..................           34%                115%             105%              72%
Average commission rate paid4 ............           N/A           $  0.0600        $  0.0599        $  0.0600

-----------
(1) Date of initial public offering; ratios have been annualized but total return has not been annualized. Total return for this short of a time period may not be representative of longer term results.
(2) The per share information for the years ended 9/30/98, 9/30/97, 9/30/96 and 9/30/95 were based on the average shares outstanding method.
(3) Total investment return is based on the change in net asset value of share during the period and assumes reinvestment of distributions at net asset value. Total return does not reflect the CDSC which varies from 1%-5% depending upon the holding period for Class B Shares and 1% for Class C Shares redeemed within 12 months from the date of purchase.
(4) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commisison charged.

INVESTMENT OBJECTIVE AND POLICIES

     The investment objective of the Fund is long-term capital growth. The strategy will be to invest primarily in common stocks that, in the judgment of the Manager, are of superior quality and those securities convertible into such common stocks.

SUITABILITY
     The Fund may be suitable for the patient investor interested in long-term capital appreciation. Investors should be willing to accept the risks associated with investments in equity securities.
     While equity securities of small to medium-sized companies in which the Fund invests may offer the potential for greater capital appreciation than securities issued by larger companies, investments in securities of smaller companies, some of which may be speculative, may present greater risks. The prices of equity securities, especially of smaller companies, tend to fluctuate in response to the condition of individual companies as well as general market and economic conditions. Consequently, the Fund's net asset value will fluctuate and an investment in the Fund may be inappropriate for the short-term investor.
     Ownership of Fund shares reduces the bookkeeping and administrative inconvenience connected with direct purchases of the types of securities in which the Fund invests.

     Providing current income is not an objective of the Fund. Any income produced is expected to be minimal. Investors should not consider purchases of Fund shares as equivalent to a complete investment program. Delaware Investments includes a family of funds generally available through registered investment dealers which may be used in concert to create a more complete investment program.

INVESTMENT STRATEGY
     The Fund will attempt to achieve its objective by exceeding the return of common stocks as measured by the Russell MidCap Growth Index.

     Securities purchased will be of companies whose earnings the Manager believes will grow more rapidly than the average of those listed in the Russell MidCap Growth Index. The Manager's emphasis will be on the securities of companies that, in its judgment, have the characteristics that will enable them to grow faster than the economy as measured by the Index. This judgment will be based on the financial strength of the company, the expertise of its management, the growth potential of the company within its industry and the growth potential of the industry itself.

     The Manager will focus primarily on those securities of companies it believes have established themselves within their industry while maintaining growth potential. If the Manager believes that market conditions warrant, the Fund may employ certain option strategies involving the activities and instruments described below.
     In investing for capital appreciation, the Fund may hold securities for any period of time.
     While management believes its objective may best be attained by investing in common stocks, the Fund may also invest in other securities including, but not limited to, convertible securities, warrants, preferred stocks, bonds and foreign securities.

     Should the market warrant a temporary, defensive approach, the Fund may also invest in fixed-income obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities as well as corporate bonds of investment quality rated Baa or above by Moody's Investors Service, Inc. or BBB or above by Standard & Poor's Ratings Group. (Appendix A in Part B describes these ratings.)

     The Fund may write covered call options on individual issues as well as write call options on stock indices. The Fund may also purchase put options on individual issues and on stock indices. The Manager may employ these techniques in an attempt to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets. The ability to hedge effectively using options on stock indices will depend, in part, on the correlation between the composition of the index and the Fund's portfolio as well as the price movement of individual securities. The Manager may also write covered call options to achieve income to offset the cost of purchasing put options.
     While there is no limit on the amount of the Fund's assets which may be invested in covered call options, the Fund will not invest more than 2% of its net assets in put options.
     Although the Fund will constantly strive to attain its investment objective of long-term capital growth, there can be no assurance that it will be attained. The investment objective of the Fund may not be changed without shareholder approval.
     For additional information about the Fund's investment policies and certain risks associated with investments in certain types of securities, see Other Investment Policies and Risk Considerations.

THE DELAWARE DIFFERENCE

PLANS AND SERVICES
     The Delaware Difference is our commitment to provide you with superior information and quality service on your investments in the Delaware Investments family of funds.



SHAREHOLDER PHONE DIRECTORY


Investor Information Center and Shareholder Service Center
     800-523-1918
     Fund Information; Literature; Price; Yield and Performance Figures; Information on Existing Regular Investment Accounts and Retirement Plan Accounts; Wire Investments; Wire Liquidations; Telephone Liquidations and Telephone Exchanges


Delaphone
     800-362-FUND
     (800-362-3863)


Performance Information
     During business hours, you can call the Investor Information Center for current performance information. Current yield and total return information may also be included in advertisements and information given to shareholders. Yields are computed on an annualized basis over a 30-day period.


Shareholder Services
     During business hours, you can call Delaware Investments' Shareholder Service Center. Our representatives can answer any questions about your account, the Fund, various service features and other Delaware Investments funds.


Automated Shareholder Services
     You can purchase, redeem or exchange shares through Delaphone, Delaware Investments' automated telephone system, or through Delaware Investments' Web site, www.delawarefunds.com. For more information about how to sign up for these services, call the Shareholder
Service Center.

Dividend Payments
     Dividends, capital gains and other distributions, if any, are automatically reinvested in your account, unless you elect to receive them in cash. You may also elect to have the dividends earned in one fund automatically invested in another Delaware Investments fund with a different investment objective subject to certain exceptions and limitations.

     For more information, see Additional Methods of Adding to Your Investment -- Dividend Reinvestment Plan under How to Buy Shares or call the Shareholder Service Center.

Retirement Planning
     An investment in the Fund may be a suitable investment option for tax-deferred retirement plans. Delaware Investments offers a full spectrum of qualified and non-qualified retirement plans, including the popular 401(k) deferred compensation plan, IRA, and the new Roth IRA. Just call Delaware Investments at 800-523-1918 for more information.

MoneyLine(SM) Services
     Delaware Investments offers the following services for fast and convenient transfer of funds between your personal bank account and your Delaware Investments fund account:


1. MoneyLine(SM) Direct Deposit Service
     If you elect to have your dividends and distributions paid in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine(SM) Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. See Dividends and Distributions. In addition, you may elect to have your Systematic Withdrawal Plan payments transferred from your Fund account to your predesignated bank account through this service. See Systematic Withdrawal Plans under Redemption and Exchange. This service is not available for certain retirement plans.

2. MoneyLine(SM) On Demand
     You or your investment dealer may request purchases and redemptions of Fund shares by using MoneyLineSM On Demand. When you authorize the Fund to accept such requests from you or your investment dealer, funds will be withdrawn from (for share purchases) or deposited to (for share redemptions) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and a $50,000 maximum limit for MoneyLineSM On Demand transactions. This service is not available for retirement plans, except for purchases of shares by IRAs.

     For each MoneyLineSM Service, it may take up to four business days for the transactions to be completed. You can initiate either service by completing an Account Services form. If the name and address on your designated bank account are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Fund does not charge a fee for any MoneyLineSM Service; however, your bank may charge a fee. Please call the Shareholder Service Center for additional information about these services.

Statements and Confirmations
     You will receive quarterly statements of your account summarizing all transactions during the period. A confirmation statement will be sent following all transactions other than those involving a reinvestment of dividends. You should examine statements and confirmations immediately and promptly report any discrepancy by calling the Shareholder Service Center.

Duplicate Confirmations
     If your financial adviser or investment dealer is noted on your investment application, we will send a duplicate confirmation to him or her. This makes it easier for your adviser to help you manage your investments.

Tax Information
     Each year, Equity Funds IV, Inc. will mail to you information on the tax status of your dividends and distributions.


Right of Accumulation
     With respect to Class A Shares, the Right of Accumulation feature allows you to combine the value of your current holdings of Class A Shares, Class B Shares and Class C Shares of the Fund with the dollar amount of new purchases of Class A Shares of the Fund to qualify for a reduced front-end sales charge on such purchases of Class A Shares. Under the Combined Purchases Privilege, you may also include certain shares that you own in other funds in Delaware Investments. See Classes of Shares.

Letter of Intention
     The Letter of Intention feature permits you to obtain a reduced front-end sales charge on purchases of Class A Shares by aggregating certain of your purchases of Delaware Investments fund shares over a 13-month period. See Classes of Shares and Part B.


12-Month Reinvestment Privilege
     The 12-Month Reinvestment Privilege permits you to reinvest proceeds from a redemption of Class A Shares, within one year of the date of the redemption, without paying a front-end sales charge. See Part B.


Exchange Privilege
     The Exchange Privilege permits you to exchange all or part of your shares into shares of other funds in Delaware Investments, subject to certain exceptions and limitations. For additional information on exchanges, see Investing by Exchange under How to Buy Shares and Redemption and Exchange.

Wealth Builder Option
     You may elect to invest in the Fund through regular liquidations of shares in your accounts in other funds in Delaware Investments. Investments under this feature are exchanges and are therefore subject to the same conditions and limitations as other exchanges of Fund shares. See Additional Methods of Adding to Your Investment -- Wealth Builder Option and Investing by Exchange under How to Buy Shares, and Redemption and Exchange.


Financial Information about the Fund
     Each fiscal year, you will receive an audited annual report and an unaudited semi-annual report. These reports provide detailed information about the Fund's investments and performance. Equity Funds IV, Inc.'s fiscal year ends on September 30.

CLASSES OF SHARES

Alternative Purchase Arrangements
     Shares may be purchased at a price equal to the next determined net asset value per share, subject to a sales charge which may be imposed, at the election of the purchaser, at the time of the purchase for Class A Shares ("front-end sales charge alternative"), or on a contingent deferred basis for Class B Shares ("deferred sales charge alternative") or Class C Shares ("level salescharge alternative").
     Class A Shares. An investor who elects the front-end sales charge alternative acquires Class A Shares, which incur a sales charge when they are purchased, but generally are not subject to any sales charge when they are redeemed. Class A Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares. Certain purchases of Class A Shares qualify for reduced front-end sales charges. See Front-End Sales Charge Alternative -- Class A Shares, below. See also Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange and Distribution (12b-1) and Service under Management of the Fund.
     Class B Shares. An investor who elects the deferred sales charge alternative acquires Class B Shares, which do not incur a front-end sales charge when they are purchased, but are subject to a contingent deferred sales charge if they are redeemed within six years of purchase. Class B Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for approximately eight years after purchase. Class B Shares permit all of the investor's dollars to work from the time the investment is made. The higher 12b-1 Plan expenses paid by Class B Shares will cause such shares to have a higher expense ratio and to pay lower dividends than Class A Shares. At the end of approximately eight years after purchase, Class B Shares will automatically be converted into Class A Shares and, thereafter, for the remainder of the life of the investment, the annual 12b-1 Plan fee of up to 0.30% for the Class A Shares will apply. See Automatic Conversion of Class B Shares, below.

     Class C Shares. An investor who elects the level sales charge alternative acquires Class C Shares, which do not incur a front-end sales charge when they are purchased, but are subject to a contingent deferred sales charge if they are redeemed within 12 months of purchase. Class C Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for the life of the investment. The higher 12b-1 Plan expenses paid by Class C Shares will cause such shares to have a higher expense ratio and to pay lower dividends than Class A Shares. Unlike Class B Shares, Class C Shares do not convert to another class.
     The alternative purchase arrangements described above permit investors to choose the method of purchasing shares that is most suitable given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge, purchase Class B Shares and have the entire initial purchase amount invested in the Fund with their investment being subject to a CDSC if they redeem shares within six years of purchase, or purchase Class C Shares and have the entire initial purchase amount invested in the Fund with their investment being subject to a CDSC if they redeem shares within 12 months of purchase. In addition, investors should consider the level of annual 12b-1 Plan expenses applicable to each Class. The higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money. In addition, the effect of any return earned on such additional money will diminish over time. In comparing Class B Shares to Class C Shares, investors should also consider the duration of the annual 12b-1 Plan expenses to which each of these classes is subject and the desirability of an automatic conversion feature, which is available only for Class B Shares.

     For the distribution and related services provided to, and the expenses borne on behalf of, the Fund, the Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and 12b-1 Plan fees and, in the case of Class B Shares and Class C Shares, from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption. Financial advisers may receive different compensation for selling Class A, Class B and Class C Shares. Investors should understand that the purpose and function of the respective 12b-1 Plans and the CDSCs applicable to Class B Shares and Class C Shares are the same as those of the 12b-1 Plan and the front-end sales charge applicable to Class A Shares in that such fees and charges are used to finance the distribution of the respective Classes. See Distribution (12b-1) and Service under Management of the Fund.
     Dividends, if any, paid on Class A, Class B and Class C Shares will be calculated in the same manner, at the same time, on the same day and will be in the same amount, except that the additional amount of 12b-1 Plan expenses relating to Class B Shares and Class C Shares will be borne exclusively by such shares. See Calculation of Offering Price and Net Asset Value Per Share.
     The NASD has adopted certain rules relating to investment company sales charges. Equity Funds IV, Inc. and the Distributor intend to operate in compliance with these rules.


Front-End Sales Charge Alternative -- Class A Shares
     Class A Shares may be purchased at the offering price, which reflects a maximum front-end sales charge of 5.75%. See Calculation of Offering Price and Net Asset Value Per Share.
     Purchases of $50,000 or more carry a reduced front-end sales charge as shown in the following table.



                         DelCap Fund A Class
---------------------------------------------------------------------
                                                           Dealer's
                            Front-End Sales Charge        Commission***
                                   as % of                 as % of
                           Offering       Amount           Offering
   Amount of Purchase        Price      Invested**          Price
-----------------------   ----------   -----------     ---------------
Less than $50,000            5.75%        6.10%              5.00%
$50,000 but under
$100,000                     4.75         4.98               4.00
$100,000 but under
$250,000                     3.75         3.92               3.00
$250,000 but under
$500,000                     2.50         2.58               2.00
$500,000 but under
$1,000,000*                  2.00         2.05               1.60

  * There is no front-end sales charge on purchases of Class A Shares of $1,000,000 or more but, under certain limited circumstances, a Limited
     CDSC of 1% may apply upon redemption of such shares made during the first year after the purchase and 0.50% may apply upon redemption of such shares made during the second year after the purchase.
 ** Based upon the net asset value per share of the Class A Shares as of the end of Equity Funds IV, Inc.'s most recent fiscal year.
*** Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages set forth above.
--------------------------------------------------------------------------------
The Fund must be notified when a sale takes place which would qualify for the reduced front-end sales charge on the basis of previous or current purchases. The reduced front-end sales charge will be granted upon confirmation of the shareholder's holdings by the Fund. Such reduced front-end sales charges are not retroactive.

From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales charge shown above. In addition, certain dealers who enter into an agreement to provide extra training and information on Delaware Investments products and services and who increase sales of Delaware Investments funds may receive an additional commission of up to 0.15% of the offering price. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the Securities Act of 1933.
--------------------------------------------------------------------------------

     For initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are made in accordance with the following schedule:

                              Dealer's Commission
                              (as a percentage of
Amount of Purchase             amount purchased)
--------------------------   --------------------
Up to $5 million                     1.00%
Next $20 million up to
   $25 million                       0.50
Amount over $25 million              0.25

     Such Class A Shares are subject to a Limited CDSC of 1% if shares are redeemed during the first year after the purchase and 0.50% if shares are redeemed during the second year after the purchase.
     For accounts with assets over $1 million, the dealer commission resets annually to the highest incremental commission rate on the anniversary of the first purchase. In determining a financial adviser's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Investments funds as to which a Limited CDSC applies may be aggregated with those of Class A Shares of the Fund. Financial advisers also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisers should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.
     An exchange from other Delaware Investments funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

     Redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC if the dealer's commission described above was paid in connection with the purchase of those shares. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.


Combined Purchases Privilege
     By combining your holdings of Class A Shares with your holdings of Class B Shares and/or Class C Shares of the Fund and shares of the other funds in Delaware Investments, except as noted below, you can reduce the front-end sales charges on any additional purchases of Class A Shares. Shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with ownership of variable insurance products may be combined with other Delaware Investments fund holdings. In addition, assets held by investment advisory clients of the Manager or its affiliates in any stable value account may be combined with other Delaware Investments fund holdings. Shares of other funds that do not carry a front-end sales charge or CDSC may not be included unless they were acquired through an exchange from a Delaware Investments fund that does carry a front-end sales charge or CDSC.

     This privilege permits you to combine your purchases and holdings with those of your spouse, your children under 21 and any trust, fiduciary or retirement account for the benefit of such family members.

     This privilege also permits you to use these combinations under a Letter of Intention. A Letter of Intention allows you to make purchases over a 13-month period and qualify the entire purchase for a reduction in front-end sales charges on Class A Shares.

     Combined purchases of $1,000,000 or more, including certain purchases made at net asset value pursuant to a Right of Accumulation or under a Letter of Intention, may result in the payment of a dealer's commission and the applicability of a Limited CDSC. Investors should consult their financial advisers or the Shareholder Service Center about the operation of these features. See Front-End Sales Charge Alternative -- Class A Shares, above.


Allied Plans
     Class A Shares are available for purchase by participants in certain defined contribution plans ("Allied Plans") which are made available under a joint venture agreement between the Distributor and another institution through which mutual funds are marketed and which allow investments in Class A Shares of designated Delaware Investments funds ("eligible Delaware Investments fund shares"), as well as shares of designated classes of non-Delaware Investments funds ("eligible non-Delaware Investments fund shares"). Class B Shares and Class C Shares are not eligible for purchase by Allied Plans.
     With respect to purchases made in connection with an Allied Plan, the value of eligible Delaware Investments and eligible non-Delaware Investments fund shares held by the Allied Plan may be combined with the dollar amount of new purchases by that Allied Plan to obtain a reduced front-end sales charge on additional purchases of eligible Delaware Investments fund shares.

     Participants in Allied Plans may exchange all or part of their eligible Delaware Investments fund shares for other eligible Delaware Investments fund shares or for eligible non-Delaware Investments fund shares at net asset value without payment of a front-end sales charge. However, exchanges of eligible fund shares, both Delaware Investments and non-Delaware Investments, which were not subject to a front-end sales charge, will be subject to the applicable sales charge if exchanged for eligible Delaware Investments fund shares to which a sales charge applies. No sales charge will apply if the eligible fund shares were previously acquired through the exchange of eligible shares on which a sales charge was already paid or through the reinvestment of dividends. See Investing by Exchange.
     A dealer's commission may be payable on purchases of eligible Delaware Investments fund shares under an Allied Plan. In determining a financial adviser's eligibility for a dealer's commission on net asset value purchases of eligible Delaware Investments fund shares in connection with Allied Plans, all participant holdings in the Allied Plan will be aggregated.
     The Limited CDSC is applicable to redemptions of net asset value purchases from an Allied Plan on which a dealer's commission has been paid. Waivers of the Limited CDSC, as described under Waiver of Limited Contingent Deferred Sales Charge -- Class A Shares under Redemption and Exchange, apply to redemptions by participants in Allied Plans except in the case of exchanges between eligible Delaware Investments and non-Delaware Investments fund shares. When eligible Delaware Investments fund shares are exchanged into eligible non-Delaware Investments fund shares, the Limited CDSC will be imposed at the time of the exchange, unless the joint venture agreement specifies that the amount of the Limited CDSC will be paid by the financial adviser or selling dealer. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

Buying Class A Shares at Net Asset Value
     Class A Shares of the Fund may be purchased at net asset value under Delaware Investments Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege. See The Delaware Difference and Redemption and Exchange for additional information.

     Purchases of Class A Shares may be made at net asset value by current and former officers, directors and employees (and members of their families) of the Manager, any affiliate, any of the funds in Delaware Investments, certain of their agents and registered representatives and employees of authorized investment dealers and by employee benefit plans for such entities. Individual purchases, including those in retirement accounts, must be for accounts in the name of the individual or a qualifying family member.

     Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of Delaware Investments funds. Purchases of Class A Shares at net asset value may also be made by bank sponsored retirement plans that are no longer eligible to purchase Institutional Class Shares as a result of a change in the distribution arrangements. Officers, directors and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs. Investors may be charged a fee when effecting transactions in Class A Shares through a broker or agent that offers these special investment products.
     Purchases of Class A Shares at net asset value may also be made by the following: financial institutions investing for the account of their trust customers if they are not eligible to purchase shares of the Institutional Class of the Fund; and any group retirement plan (excluding defined benefit pension plans), or such plans of the same employer, for which plan participant records are maintained on the Retirement Financial Services, Inc.'s (formerly named Delaware Investment & Retirement Services, Inc.) proprietary record keeping system that (i) has in excess of $500,000 of plan assets invested in Class A Shares of funds in the Delaware Investments family and any stable value product available through Delaware Investments, or (ii) is sponsored by an employer that has at any point after May 1, 1997 had more than 100 employees while such plan has held Class A Shares of a fund in the Delaware Investments family and such employer has properly represented to Retirement Financial Services, Inc. in writing that it has the requisite number of employees and has received written confirmation back from Retirement Financial Services, Inc. See Group Investment Plans for information regarding the applicability of the Limited CDSC.
     Purchases of Class A Shares at net asset value may also be made by bank sponsored retirement plans that are no longer eligible to purchase Institutional Class shares or purchase interests in a collective trust as a result of a change in distribution arrangements.

     Investments in Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to a Delaware Investments account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.
     Investors in Delaware Investments Unit Investment Trusts may reinvest monthly dividend checks and/or repayment of invested capital into Class A Shares of any of the funds in Delaware Investments at net asset value.

     The Fund must be notified in advance that an investment qualifies for purchase at net asset value.

Group Investment Plans

     Group Investment Plans (e.g., SEP/IRA, SAR/SEP, SIMPLE IRA, SIMPLE 401(k), Profit Sharing, Money Purchase Pension, 401(k) Defined Contribution Plans, and 403(b)(7) and 457 Deferred Compensation Plans) may benefit from the reduced front-end sales charges available on Class A Shares, based on total plan assets. If a company has more than one plan investing in the funds in the Delaware Investments family, then the total amount invested in all plans will be aggregated to determine the applicable front-end sales charge reduction on each purchase, both initial and subsequent, if, at the time of each such purchase, the company notifies the Fund that it qualifies for the reduction. Employees participating in such Group Investment Plans may also combine the investments held in their plan account to determine the front-end sales charge applicable to purchases in non-retirement investment accounts in Delaware Investments if, at the time of each such purchase, they notify the Fund that they are eligible to combine purchase amounts held in their plan account.
     The Limited CDSC is applicable to any redemptions of net asset value purchases made on behalf of any group retirement plan on which a dealer's commission has been paid only if such redemption is made pursuant to a withdrawal of the entire plan from a fund in the Delaware Investments family. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.


     For additional information on retirement plans, including plan forms, applications, minimum investments and any applicable account maintenance fees, contact your investment dealer or the Distributor.


Deferred Sales Charge Alternative -- Class B Shares
     Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class B Shares at the time of purchase from its own assets in an amount equal to no more than 5% of the dollar amount purchased. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, however, Class B Shares are subject to annual 12b-1 Plan expenses and, if redeemed within six years of purchase, a CDSC.


     Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for the Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

     Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class B Shares described in this Prospectus, even after the exchange. Such CDSC schedule may be higher than the CDSC schedule for Class B Shares acquired as a result of the exchange. See Redemption and Exchange.

Automatic Conversion of Class B Shares
     Class B Shares, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion into Class A Shares. Conversions of Class B Shares into Class A Shares will occur only four times in any calendar year, on the last business day of the second full week of March, June, September and December (each, a "Conversion Date"). If the eighth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder's eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after the eighth anniversary of purchase before the shares will automatically convert into Class A Shares.

     Class B Shares of a fund acquired through a reinvestment of dividends will convert to the corresponding Class A Shares of that fund (or, in the case of Delaware Group Cash Reserve, Inc., the Delaware Cash Reserve Consultant Class) pro-rata with Class B Shares of that fund not acquired through dividend reinvestment.
     All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes. See Taxes.



Level Sales Charge Alternative -- Class C Shares
     Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. As discussed below, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

     Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.
     Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for the Class C Shares as described in this Prospectus. See Redemption and Exchange.


Contingent Deferred Sales Charge -- Class B Shares and Class C Shares
     Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth below and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestments of dividends or capital gains distributions.


     For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of the Class B Shares or the Class C Shares of the Fund, even if those shares are later exchanged for shares of another Delaware Investments fund. In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange.


     The following table sets forth the rates of the CDSC for the Class B Shares of the Fund:




                                    Contingent Deferred
                                    Sales Charge (as a
                                       Percentage of
  Year After                           Dollar Amount
Purchase Made                       Subject to Charge)
---------------------------   ------------------------------
  0-1                                        5%
  2                                          4%
  3-4                                        3%
  5                                          2%
  6                                          1%
  7 and thereafter                         None

During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. See Automatic Conversion of Class B Shares, above. Investors are reminded that Class A Shares into which Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares.
     In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.
     All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.
     The CDSC is waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge -- Class B Shares and Class C Shares under Redemption and Exchange.


Other Payments to Dealers -- Class A, Class B and Class C Shares

     From time to time at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of the Classes exceed certain limits, as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of Delaware Investments funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares.

     Subject to pending amendments to the NASD's Conduct Rules, in connection with the promotion of Delaware Investments fund shares, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising and may, from time to time, pay or allow additional promotional incentives to dealers, which shall include non-cash concessions, such as certain luxury merchandise or a trip to or attendance at a business or investment seminar at a luxury resort, as part of preapproved sales contests. Payment of non-cash compensation to dealers is currently under review by the NASD and the Securities and Exchange Commission. It is likely that the NASD's Conduct Rules will be amended such that the ability of the Distributor to pay non-cash compensation as described above will be restricted in some fashion. The Distributor intends to comply with the NASD's Conduct Rules as they may be amended.


DelCap Fund Institutional Class
     In addition to offering the Class A, Class B and Class C Shares, the Fund also offers DelCap Fund Institutional Class, which is described in a separate prospectus and is available for purchase only by certain investors. DelCap Fund Institutional Class shares generally are distributed directly by the Distributor and do not have a front-end sales charge, a CDSC or a Limited CDSC, and are not subject to 12b-1 Plan distribution expenses. To obtain the prospectus that describes DelCap Fund Institutional Class, contact the Distributor by writing to the address or by calling the telephone number listed on the back cover of this Prospectus.

HOW TO BUY SHARES

Purchase Amounts

     Generally, the minimum initial purchase is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of shares of any Class Roth IRAs and Education IRAs generally must be $100 or more. For purchases under a Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or through an Automatic Investing Plan, there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Minimum purchase requirements do not apply to retirement plans other than IRAs, Roth IRAs and Education IRAs. For IRAs and Roth IRAs, there is a minimum initial purchase of $250 and for Education IRAs, there is a minimum initial purchase of $500; minimum subsequent purchases must be $25 or more, regardless of which Class is selected.

     There is a maximum purchase limitation of $250,000 on each purchase of Class B Shares. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed these maximum purchase limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind that reduced front-end sales charges are available on investments of $50,000 or more in Class A Shares, and that Class A Shares (i) are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and (ii) generally are not subject to a CDSC. For retirement plans, the maximum purchase limitations apply only to the initial purchase of Class B Shares or Class C Shares by the plan.
     The Fund makes it easy to invest by arrangement with your investment dealer, by wire and by exchange.


Investing through Your Investment Dealer
     You can make a purchase of shares of the Fund through most investment dealers who, as part of the service they provide, must transmit orders promptly. They may charge for this service. If you want a dealer but do not have one, Delaware Investments can refer you to one.


Investing by Mail
1. Initial Purchases--An Investment Application or, in the case of a retirement plan account, an appropriate retirement plan application, must be completed, signed and sent with a check payable to DelCap Fund A Class, DelCap Fund B Class or DelCap Fund C Class, to Delaware Investments at 1818 Market Street, Philadelphia, PA 19103.


2. Subsequent Purchases--Additional purchases may be made at any time by mailing a check payable to the specific Fund and Class selected. Your check should be identified with your name(s) and account number. An investment slip (similar to a deposit slip) is provided at the bottom of transaction confirmations and dividend statements that you will receive from Equity Funds IV, Inc. Use of this investment slip can help expedite processing of your check when making additional purchases. Your investment may be delayed if you send additional purchases by certified mail.



Investing by Wire
     You may purchase shares by requesting your bank to transmit funds by wire to First Union National Bank, ABA #031201467, account number 2014128934013 (include your name(s) and your account number for the Class in which you are investing).

1. Initial Purchases--Before you invest, telephone the Shareholder Service Center to get an account number. If you do not call first, processing of your investment may be delayed. In addition, you must promptly send your Investment Application or, in the case of a retirement plan account, an appropriate retirement plan application, to the specific Class selected, to Delaware Investments at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--You may make additional investments anytime by wiring funds to First Union National Bank, as described above. You should advise the Shareholder Service Center by telephone of each wire you send.


     If you want to wire investments to a retirement plan account, call the Shareholder Service Center for special wiring instructions.


Investing by Exchange
     If you have an investment in another mutual fund in Delaware Investments, you may write and authorize an exchange of part or all of your investment into shares of the Fund. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus. See Redemption and Exchange for more complete information concerning your exchange privileges.

     Holders of Class A Shares may exchange all or part of their shares for certain of the shares of other funds in Delaware Investments, including other Class A Shares, but may not exchange their Class A Shares for Class B Shares or Class C Shares of the Fund or of any other fund in Delaware Investments. Holders of Class B Shares of the Fund are permitted to exchange all or part of their Class B Shares only into Class B Shares of other Delaware Investments funds. Similarly, holders of Class C Shares of the Fund are permitted to exchange all or part of their Class C Shares only into Class C Shares of other Delaware Investments funds. Class B Shares of the Fund and Class C Shares of the Fund acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of the Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of the Fund.

     Permissible exchanges into Class A Shares of the Fund will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares or Class C Shares of the Fund will be made without the imposition of a CDSC by the fund from which the exchange is being made at the time of the exchange.

     See Allied Plans for information on exchanges by participants in an Allied Plan.

Additional Methods of Adding to Your Investment
     Call the Shareholder Service Center for more information if you wish to use the following services:

1. Automatic Investing Plan
The Automatic Investing Plan enables you to make regular monthly investments without writing or mailing checks. You may authorize Equity Funds IV, Inc. to transfer a designated amount monthly from your checking account to your Fund account. Many shareholders use this as an automatic savings plan. Shareholders should allow a reasonable amount of time for initial purchases and changes to these plans to become effective.
     This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) and 457 Deferred Compensation Plans.

2. Direct Deposit
     You may have your employer or bank make regular investments directly to your account for you (for example: payroll deduction, pay by phone, annuity payments). The Fund also accepts preauthorized recurring government and private payments by Electronic Fund Transfer, which avoids mail time and check clearing holds on payments such as social security, federal salaries, Railroad Retirement benefits, etc.

                                     * * *
     Should investments through an automatic investing plan or by direct deposit be reclaimed or returned for some reason, Equity Funds IV, Inc. has the right to liquidate your shares to reimburse the government or transmitting bank. If there are insufficient funds in your account, you are obligated to reimburse the Fund.

3. MoneyLine(SM) On Demand
     Through the MoneyLine(SM) On Demand service, you or your investment dealer may call the Fund to request a transfer of funds from your predesignated bank account to your Fund account. See MoneyLineSM Services under The Delaware Difference for additional information about this service.


4. Wealth Builder Option
     You can use our Wealth Builder Option to invest in the Fund through regular liquidations of shares in your accounts in other funds in Delaware Investments. You may also elect to invest in other mutual funds in Delaware Investments through the Wealth Builder Option through regular liquidations of shares in your Fund account.
     Under this automatic exchange program, you can authorize regular monthly amounts (minimum of $100 per fund) to be liquidated from your account in one or more funds in Delaware Investments and invested automatically into any other account in a Delaware Investments mutual fund that you may specify. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above. You can terminate your participation in Wealth Builder at any time by giving written notice to the fund from which the exchanges are made. See Redemption and Exchange.

     This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) and 457 Deferred Compensation Plans.

5. Dividend Reinvestment Plan
     You can elect to have your distributions (capital gains and/or dividend income) paid to you by check or reinvested in your Fund account. Or, you may invest your distributions in certain other funds in Delaware Investments, subject to the exceptions noted below as well as the eligibility and minimum purchase requirements set forth in each fund's prospectus.
     Reinvestments of distributions into Class A Shares of the Fund or of other Delaware Investments funds are made without a front-end sales charge. Reinvestments of distributions into Class B Shares of the Fund or of other Delaware Investments funds or into Class C Shares of the Fund or of other Delaware Investments funds are also made without any sales charge and will not be subject to a CDSC if later redeemed. See Automatic Conversion of Class B Shares under Classes of Shares for information concerning the automatic conversion of Class B Shares acquired by reinvesting dividends.
     Holders of Class A Shares of the Fund may not reinvest their distributions into Class B Shares or Class C Shares of any fund in Delaware Investments, including the Fund. Holders of Class B Shares of the Fund may reinvest their distributions only into Class B Shares of the funds in Delaware Investments which offer that class of shares. Similarly, holders of Class C Shares of the Fund may reinvest their distributions only into Class C Shares of the funds in Delaware Investments which offer that class of shares. For more information about reinvestments, call the Shareholder Service Center.
     Capital gains and/or dividend distributions for participants in the following retirement plans are automatically reinvested into the same Delaware Investments fund in which their investments are held: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.



Purchase Price and Effective Date
     The offering price and net asset value of the Class A, Class B and Class C Shares are determined as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.
     The effective date of a purchase is the date the order is received by the Fund, its agent or designee. The effective date of a direct purchase is the day your wire, electronic transfer or check is received, unless it is received after the time the offering price or net asset value of shares is determined, as noted above. Purchase orders received after such time will be effective the next business day.


The Conditions of Your Purchase
     The Fund reserves the right to reject any purchase order. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. The Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in Delaware Investments. The Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

     The Fund also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of a redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.
     The Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

REDEMPTION AND EXCHANGE

     You can redeem or exchange your shares in a number of different ways. The exchange service is useful if your investment requirements change and you want an easy way to invest in other equity funds, tax-advantaged funds, bond funds or money market funds. This service is also useful if you are anticipating a major expenditure and want to move a portion of your investment into a fund that has the checkwriting feature. Exchanges are subject to the requirements of each fund and all exchanges of shares constitute taxable events. See Taxes. Further, in order for an exchange to be processed, shares of the fund being acquired must be registered in the state where the acquiring shareholder resides. You may want to consult your financial adviser or investment dealer to discuss which funds in Delaware Investments will best meet your changing objectives, and the consequences of any exchange transaction. You may also call Delaware Investments directly for fund information.

     All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.
     Your shares will be redeemed or exchanged at a price based on the net asset value next determined after the Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. For example, redemption or exchange requests received in good order after the time the offering price and net asset value of shares are determined will be processed on the next business day. See Purchase Price and Effective Date under How to Buy Shares. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, the Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B and Class C Shares, and, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.
     Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800-523-1918. The Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.
     The Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Fund will honor redemption requests as to shares for which a check was tendered as payment, but the Fund will not mail the proceeds until it is reasonably satisfied that the check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. The Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.
     There is no front-end sales charge or fee for exchanges made between shares of funds which both carry a front-end sales charge. Any applicable front-end sales charge will apply to exchanges from shares of funds not subject to a front-end sales charge, except for exchanges involving assets that were previously invested in a fund with a front-end sales charge and/or exchanges involving the reinvestment of dividends.

     Holders of Class B Shares or Class C Shares that exchange their shares ("Original Shares") for shares of other funds in Delaware Investments (in each case, "New Shares") in a permitted exchange, will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the Original Shares as described in this Prospectus and any CDSC assessed upon redemption will be charged by the fund from which the Original Shares were exchanged. In an exchange of Class B Shares from the Fund, the Fund's CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares. With respect to Class B Shares, the automatic conversion schedule of the Original Shares may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor to the higher 12b-1 fees applicable to Class B Shares of the Fund for a longer period of time than if the investment in New Shares were made directly.

     Various redemption and exchange methods are outlined below. Except for the CDSC applicable to certain redemptions of Class B and Class C Shares and the Limited CDSC applicable to certain redemptions of Class A Shares purchased at net asset value, there is no fee charged by the Fund or the Distributor for redeeming or exchanging your shares, but such fees could be charged in the future. You may have your investment dealer arrange to have your shares redeemed or exchanged. Your investment dealer may charge for this service.
     All authorizations given by shareholders, including selection of any of the features described below, shall continue in effect until such time as a written revocation or modification has been received by the Fund or its agent.



Written Redemption
     You can write to the Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Fund requires a signature by all owners of the account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial bank, a trust company or a member of a Securities Transfer Association Medallion Program ("STAMP"). A signature guarantee cannot be provided by a notary public. A signature guarantee is designed to protect the shareholders, Equity Funds IV, Inc. and its agents from fraud. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

     Payment is normally mailed the next business day after receipt of your redemption request. If your Class A Shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates are issued for Class A Shares only if a shareholder submits a specific request. Certificates are not issued for Class B Shares or Class C Shares.



Written Exchange
     You may also write to the Fund (at 1818 Market Street, Philadelphia, PA 19103) to request an exchange of any or all of your shares into another mutual fund in Delaware Investments, subject to the same conditions and limitations as other exchanges noted above.


Telephone Redemption and Exchange
     To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares in certificate form, you may redeem or exchange only by written request and you must return your certificate(s).


     The Telephone Redemption--Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in writing that you do not wish to have such services available with respect to your account. The Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

     Neither the Fund nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Instructions received by telephone are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption--Check to Your Address of Record
     The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

Telephone Redemption--Proceeds to Your Bank
     Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. First Union National Bank's fee (currently $7.50) will be deducted from your redemption proceeds. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no separate fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.

MoneyLine(SM) On Demand
     Through the MoneyLine(SM) On Demand service, you or your investment dealer may call the Fund to request a transfer of funds from your Fund account to your predesignated bank account. See MoneyLineSM Services under The Delaware Difference for additional information about this service.

Telephone Exchange
     The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other funds in Delaware Investments under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of each fund, as described above. Telephone exchanges may be subject to limitations as to amounts or frequency.

Systematic Withdrawal Plans
1. Regular Plans
     This plan provides shareholders with a consistent monthly (or quarterly) payment. This is particularly useful to shareholders living on fixed incomes, since it can provide them with a stable supplemental amount. With accounts of at least $5,000, you may elect monthly withdrawals of $25 (quarterly $75) or more. The Fund does not recommend any particular monthly amount, as each shareholder's situation and needs vary. Payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the MoneyLineSM Direct Deposit Service. Your funds will normally be credited to your bank account up to four business days after the payment date. There are no separate fees for this redemption method. See MoneyLine(SM) Services under The Delaware Difference for more information about this service.

2. Retirement Plans
     For shareholders eligible under the applicable retirement plan to receive benefits in periodic payments, the Systematic Withdrawal Plan provides you with maximum flexibility. A number of formulas are available for calculating your withdrawals depending upon whether the distributions are required or optional. Withdrawals must be for $25 or more; however, no minimum account balance is required. The MoneyLine(SM) Direct Deposit Service described above is not available for certain retirement plans.

                                     * * *
     Shareholders should not purchase additional shares while participating in a Systematic Withdrawal Plan.

     Redemptions of Class A Shares via a Systematic Withdrawal Plan may be subject to a Limited CDSC if the original purchase was made at net asset value within two years prior to the withdrawal and a dealer's commission was paid on that purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value, below.

     The applicable CDSC for Class B Shares and Class C Shares redeemed via a Systematic Withdrawal Plan will be waived if, on the date that the Plan is established, the annual amount selected to be withdrawn is less than 12% of the account balance. If the annual amount selected to be withdrawn exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subject to the applicable CDSC. Whether a waiver of the CDSC is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not subject to a CDSC because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. The 12% annual limit will be reset on the date that any Systematic Withdrawal Plan is modified (for example, a change in the amount selected to be withdrawn or the frequency or date of withdrawals), based on the balance in the account on that date. See Waiver of Contingent Deferred Sales Charge -- Class B and Class C Shares, below.



Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value
     For purchases of $1,000,000 or more made on or after July 1, 1998, a Limited CDSC will be imposed on certain redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) according to the following schedule: (1) 1.00% if shares are redeemed during the first year after the purchase; and (2) 0.50% if such shares are redeemed during the second year after the purchase, if such purchases were made at net asset value and triggered the payment by the Distributor of the dealer's commission described above.

     The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the net asset value at the time of purchase of the Class A Shares being redeemed or (2) the net asset value of such Class A Shares at the time of redemption. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of the Class A Shares even if those shares are later exchanged for shares of another Delaware Investments fund and, in the event of an exchange of Class A Shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares acquired in the exchange.
     Redemptions of such Class A Shares held for more than two years will not be subjected to the Limited CDSC and an exchange of such Class A Shares into another Delaware Investments fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the two-year holding period. The Limited CDSC is assessed if such two-year period is not satisfied irrespective of whether the redemption triggering its payment is of Class A Shares of the Fund or Class A Shares acquired in the exchange.


     In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation. All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.



Waiver of Limited Contingent Deferred Sales Charge -- Class A Shares
     The Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in the following instances: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) distributions to participants from a retirement plan qualified under section 401(a) or 401(k) of the Internal Revenue Code of 1986, as amended (the "Code"), or due to death of a participant in such a plan; (iii) redemptions pursuant to the direction of a participant or beneficiary of a retirement plan qualified under section 401(a) or 401(k) of the Code with respect to that retirement plan; (iv) periodic distributions from an IRA, SIMPLE IRA, or 403(b)(7) or 457 Deferred Compensation Plan due to death, disability, or attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Code; (v) returns of excess contributions to an IRA; (vi) distributions by other employee benefit plans to pay benefits;
(vii) distributions described in (ii), (iv), and (vi) above pursuant to a systematic withdrawal plan; and (viii) redemptions by the classes of shareholders who are permitted to purchase shares at net asset value, regardless of the size of the purchase (see Buying Class A Shares at Net Asset Value under Classes of Shares).

Waiver of Contingent Deferred Sales Charge -- Class B and Class C Shares
     The CDSC is waived on certain redemptions of Class B Shares in connection with the following redemptions: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, SEP/IRA, or 403(b)(7) or 457 Deferred Compensation Plan, (iii) periodic distributions from an IRA, SIMPLE IRA, SAR/SEP, SEP/IRA, or 403(b)(7) or 457 Deferred Compensation Plan due to death, disability or attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Code; and (iv) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

     The CDSC on Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan, or 401(k) Defined Contribution Plan; (iii) periodic distributions from a 403(b)(7) or 457 Deferred Compensation Plan upon attainment of age 59 1/2, Profit Sharing Plan, Money Purchase Pension Plan, or 401(k) Defined Contribution Plan upon attainment of age 70 1/2, and IRA distributions qualifying under Section 72(t) of the Code; (iv) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, or 401(k) Defined Contribution Plan, under hardship provisions of the plan; (v) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or 401(k) Defined Contribution Plan upon attainment of normal retirement age under the plan or upon separation from service; (vi) periodic distributions from an IRA or SIMPLE IRA on or after attainment of age 59 1/2; and (vii) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

     In addition, the CDSC will be waived on Class B and Class C Shares redeemed in accordance with a Systematic Withdrawal Plan if the annual amount selected to be withdrawn under the Plan does not exceed 12% of the value of the account on the date that the Systematic Withdrawal Plan was established or modified.

DIVIDENDS AND DISTRIBUTIONS

     The Fund will make payments from net investment income and net realized securities profits, if any, twice a year. The first payment normally will be made during the first quarter following the end of Equity Funds IV, Inc.'s fiscal year. The second payment would be made near the end of the calendar year if necessary to comply with certain requirements of the Code.
     Each class of the Fund will share proportionately in the investment income and expenses of the Fund, except that the per share dividends from net investment income on Class A Shares, Class B Shares and Class C Shares will vary due to the expenses under the 12b-1 Plan applicable to each Class. Generally, the dividends per share on Class B Shares and Class C Shares can be expected to be lower than the dividends per share on Class A Shares because the expenses under the 12b-1 Plans relating to Class B and Class C Shares will be higher than the expenses under the 12b-1 Plan relating to Class A Shares. See Distribution (12b-1) and Service under Management of the Fund.

     Both dividends and distributions, if any, are automatically reinvested in your account at net asset value unless you elect otherwise. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in your account at the then-current net asset value and the dividend option may be changed from cash to reinvest. If you elect to take your dividends and distributions in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine(SM) Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. This service is not available for retirement plans. See MoneyLine(SM) Services under The Delaware Difference for more information about this service.

TAXES

     The tax discussion set forth below is included for general information only. Investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Fund.


     On August 5, 1997, the Taxpayer Relief Act of 1997 (the "1997 Act") was signed into law. This new law made sweeping changes in the Code. Because many of these changes are complex, and only indirectly affect the Fund and its distributions to you, they are discussed in Part B. Changes in the treatment of capital gains, however, are discussed in this section.


     The Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Code. As such, the Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and it satisfies certain other requirements relating to the sources of its income and diversification of its assets.


     The Fund intends to distribute substantially all of its net investment income and net capital gains, if any. Dividends from net investment income or net short-term capital gains will be taxable to those investors who are subject to income taxes as ordinary income, whether received in cash or in additional shares. For corporate investors, dividends from net investment income will generally qualify in part for the corporate dividends-received deduction. The portion of dividends paid by the Fund that so qualifies will be designated each year in a notice from Equity Funds IV, Inc. to the Fund's shareholders. For the fiscal year ended September 30, 1998, 29.92% of the Fund's dividends from net investment income qualified for the dividends-received deduction to corporations.


     Distributions paid by the Fund from long-term capital gains, whether received in cash or in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor has owned shares in the Fund. The Fund does not seek to realize any particular amount of capital gains during a year; rather, realized gains are a by-product of Fund management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in the Fund are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.


The Treatment of Capital Gain Distributions under the Taxpayer Relief Act of
1997
     The 1997 Act creates a category of long-term capital gain for individuals that will be taxed at new lower tax rates. For investors who are in the 28% or higher federal income tax brackets, these gains will be taxed at a minimum of 20%. For investors who are in the 15% federal income tax bracket, these gains will be taxed at a maximum of 10%. Capital gain distributions will qualify for these new maximum tax rates, depending on when the Fund's securities were sold and how long they were held by the Fund before they were sold. The holding periods for which the new rates apply were revised by the Internal Revenue Service Restructuring and Reform Act of 1998 and the Omnibus Consolidated and Emergency Supplemental Appropriations Act, which included technical corrections to the 1997 Act. Investors who want more information on holding periods and other qualifying rules relating to these new rates should review the expanded discussion in Part B, or should contact their own tax advisers.


     Equity Funds IV, Inc. will advise you in its annual information reporting at calendar year end of the amount of its capital gain distributions which will qualify for these maximum federal tax rates.


     Although dividends generally will be treated as distributed when paid, dividends which are declared in October, November, or December to shareholders of record on a specified date in one of those months, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Fund and received by the shareholder on December 31 of the calendar year in which they are declared.

     The sale of shares of the Fund is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between the Fund and any other funds in Delaware Investments. Any loss incurred on a sale or exchange of Fund shares that had been held for six months or less will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares. All or a portion of the sales charge incurred in acquiring Fund shares will be excluded from the federal tax basis of any of such shares sold or exchanged within 90 days of their purchase (for purposes of determining gain or loss upon sale of such shares) if the sale proceeds are reinvested in the Fund or in another fund in Delaware Investments of funds and a sales charge that would otherwise apply to the reinvestment is reduced or eliminated. Any portion of such sales charge excluded from the tax basis of the shares sold will be added to the tax basis of the shares acquired in the reinvestment.


     The automatic conversion of Class B Shares into Class A Shares at the end of approximately eight years after purchase will be tax-free for federal tax purposes. See Automatic Conversion of Class B Shares under Classes of Shares.
     In addition to the federal taxes described above, shareholders may or may not be subject to various state and local taxes. For example, distributions of interest income and capital gains realized from certain types of U.S.
government securities may be exempt from state personal income taxes. Because investors' state and local taxes may be different than the federal taxes described above, investors should consult their own tax advisers.
     Each year, Equity Funds IV, Inc. will mail to you information on the tax status of the Fund's dividends and distributions. Shareholders will also receive each year information as to the portion of dividend income, if any, that is derived from U.S. government securities that are exempt from state income tax. Of course, shareholders who are not subject to tax on their income would not be required to pay tax on amounts distributed to them by the Fund.
     Equity Funds IV, Inc. is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Investment Application your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.
     See Accounting and Tax Issues and Distributions and Taxes in Part B for additional information on tax matters relating to the Fund and its shareholders.

CALCULATION OF OFFERING PRICE AND NET ASSET VALUE PER SHARE

     The Net asset value ("NAV") per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. Portfolio securities for which market quotations are available are priced at market value. Foreign securities expressed in foreign currency values will be converted into U.S. dollar values at the mean between the currencies' bid and offered quotations. Short-term investments having a maturity of less than 60 days are valued at amortized cost, which approximates market value. All other securities are valued at their fair value as determined in good faith and in a method approved by Equity Funds IV, Inc.'s Board of Directors.
     Class A Shares are purchased at the offering price per share, while Class B Shares and Class C Shares are purchased at the NAV per share. The offering price per share of Class A Shares consists of the NAV per share next computed after the order is received, plus any applicable front-end sales charges.

     The offering price and NAV are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.
     The net asset values of all outstanding shares of each class of the Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that class. All income earned and expenses incurred by the Fund will be borne on a pro-rata basis by each outstanding share of a class, based on each class' percentage in the Fund represented by the value of shares of such classes, except that DelCap Fund Institutional Class will not incur any of the expenses under the Fund's 12b-1 Plans and Class A, Class B and Class C Shares alone will bear the 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each class, the NAV per share of each class of the Fund will vary.

MANAGEMENT OF THE FUND

Directors
     The business and affairs of Equity Funds IV, Inc. are managed under the direction of its Board of Directors. Part B contains additional information regarding Equity Funds IV, Inc.'s directors and officers.



Investment Manager
     The Manager furnishes investment management services to the Fund.


     The Manager and its predecessors have been managing the Delaware Investments funds since 1938. On September 30, 1998, the Manager and its affiliates within Delaware Investments, including Delaware International Advisers Ltd., were managing in the aggregate more than $40 billion in assets in the various institutional or separately managed (approximately $23,666,360,000) and investment company (approximately $17,194,990,000) accounts.

     The Manager is a series of Delaware Management Business Trust. The Manager changed its form of organization from a corporation to a business trust on March 1, 1998. The Manager is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. In connection with the merger, a new Investment Management Agreement between Equity Funds IV, Inc. on behalf of the Fund and the Manager was executed following shareholder approval.
     The Manager manages the Fund's portfolio and makes investment decisions for the Fund, which are implemented by the Fund's Trading Department. The Manager also administers Equity Funds IV, Inc.'s affairs and pays the salaries of all the directors, officers and employees of Equity Funds IV, Inc. who are affiliated with the Manager. For these services, the Manager is paid an annual fee of 3/4 of 1% of the average daily net assets of the Fund, less the Fund's proportionate share of all directors' fees paid to unaffiliated directors by Equity Funds IV, Inc. The Fund's fee is higher than that paid by many other funds. The fee may be higher or lower than that paid by funds with comparable investment objectives. Investment management fees paid by the Fund for the fiscal year ended September 30, 1998 were 0.75% of average daily net assets. The directors of Equity Funds IV, Inc. annually review fees paid to the Manager.

     Gerald S. Frey has primary responsibility for making day-to-day investment decisions for the Fund. Mr. Frey has been Vice President/Senior Portfolio Manager of the Fund since March 1997 and was Co-Manager from June 1996 to March 1997. Mr. Frey holds a BA in Economics from Bloomsburg University and attended Wilkes College and New York University, and he has 21 years' experience in the money management business. Prior to joining Delaware Investments in 1996, he was a Senior Director with Morgan Grenfell Capital Management in New York.
     In making investment decisions for the Fund, Mr. Frey regularly consults with Richard G. Unruh, Jr., Jr., Marshall T. Bassett, John A. Heffern, Jeffrey
W. Hynoski and Lori P. Wachs. A graduate of Brown University, Mr. Unruh received his MBA from the University of Pennsylvania's Wharton School and joined
Delaware Investments in 1982 after 19 years of investment management experience with Kidder, Peabody & Co. Inc. Mr. Unruh was named an Executive Vice President of Equity Funds IV, Inc. in 1994. He is also a member of the Board of the Manager and was named an Executive Vice President of the Manager in 1994. Mr. Bassett, Vice President, joined Delaware Investments in 1997. In his most recent position, he served as Vice President in Morgan Stanley Asset Management's Emerging Growth Group, where he analyzed small growth companies. Prior to that, he was a trust officer at Sovran Bank and Trust Company. He received his bachelor's degree and MBA from Duke University. Mr. Heffern, Vice President, holds a bachelor's degree and an MBA from the University of North Carolina at Chapel Hill. He joined Delaware Investments in 1997. Previously, he was a Senior Vice President, Equity Research at NatWest Securities Corporation's Specialty Finance Services unit. Prior to that, he was a Principal and Senior Regional Bank Analyst at Alex. Brown & Sons. Mr. Hynoski is a Vice President. He joined Delaware Investments in 1998. Previously he served as a Vice President at Bessemer Trust Company in the mid and large capitalization growth group, where he specialized in the areas of science, technology, and telecommunications. Prior to that, Mr. Hynoski held positions at Lord Abbett & Co. and Cowen Asset Management. Mr. Hynoski holds a BS in Finance from the University of Delaware and an MBA with a concentration in Investments/Portfolio Management and Financial Economics from Pace University. Ms. Wachs is a Vice President. She joined Delaware Investments in 1992 from Goldman Sachs, where she was an equity analyst for two years. She is a graduate of the University of Pennsylvania's Wharton School, where she majored in Finance and Oriental Studies.

Portfolio Trading Practices
     The Fund normally will not invest for short-term trading purposes. However, the Fund may sell securities without regard to the length of time they have been held. The degree of portfolio activity will affect brokerage costs of the Fund and may affect taxes payable by the Fund's shareholders. Given the Fund's investment objective, its annual portfolio turnover rate may exceed 100%. A turnover rate of 100% would occur, for example, if all the investments in the Fund's portfolio at the beginning of the year were replaced by the end of the year. The turnover rate also may be affected by cash requirements for redemptions and repurchases of Fund shares.


     The Fund uses its best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the Manager or to its advisory clients. These services may be used by the Manager in servicing any of its accounts. Subject to best price and execution, the Fund may consider a broker/dealer's sales of shares of Delaware Investments funds in placing portfolio orders and may place orders with broker/dealers that have agreed to defray certain expenses of such funds, such as custodian fees.



Performance Information
     From time to time, the Fund may quote the total return performance of the Classes in advertising and other types of literature.
     Total return will be based on a hypothetical $1,000 investment, reflecting the reinvestment of all distributions at net asset value and: (i) in the case of Class A Shares, the impact of the maximum front-end sales charge at the beginning of each specified period; and (ii) in the case of Class B Shares and Class C Shares, the deduction of any applicable CDSC at the end of the relevant period. Each presentation will include the average annual total return for one-, five- and ten-year or life-of fund periods, as relevant. The Fund may also advertise aggregate and average total return information concerning a Class over additional periods of time. In addition, the Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC. In this case, such total return information would be more favorable than total return information that includes deductions of the maximum front-end sales charge or any applicable CDSC.
     Because securities prices fluctuate, investment results of the Classes will fluctuate over time and past performance should not be considered a guarantee of future results.

Distribution (12b-1) and Service
     The Distributor, Delaware Distributors, L.P., serves as the national distributor of the Fund's shares under a Distribution Agreement with Equity Funds IV, Inc. dated as of April 3, 1995, as amended on November 29, 1995.
     Equity Funds IV, Inc. has adopted a separate distribution plan under Rule 12b-1 for each of the Class A Shares, Class B Shares and Class C Shares (the "Plans"). The Plans permit the Fund to pay the Distributor from the assets of the respective Classes a monthly fee for the Distributor's services and expenses in distributing and promoting sales of shares.
     These expenses include, among other things, preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified periods of time, and paying distribution and maintenance fees to brokers, dealers and others. In connection with the promotion of shares of the Classes, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, and reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising. The Distributor may pay or allow additional promotional incentives to dealers as part of preapproved sales contests and/or to dealers provide extra training and information concerning a Class and increase sales of the Class. In addition, the Fund may make payments from the 12b-1 Plan fees of the respective Class directly to others, such as banks, who aid in the distribution of Class shares or provide services in respect of a Class, pursuant to service agreements with Equity Funds IV, Inc.
     The 12b-1 Plan expenses relating to each of the Class B Shares and the Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.
     The aggregate fees paid by the Fund from the assets of the respective Classes to the Distributor and others under the Plans may not exceed (i) 0.30% of the Class A Shares' average daily net assets in any year, and (ii) 1% (0.25% of which are fees to be paid by the Fund to the Distributor, dealers and others, for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and the Class C Shares' average daily net assets in any year. The Fund's Class A, Class B and Class C Shares will not incur any distribution expenses beyond these limits, which may not be increased without shareholder approval.

     While payments pursuant to the Plans may not exceed 0.30% annually with respect to the Class A Shares, and 1% annually with respect to each of the Class B Shares and the Class C Shares, the Plans do not limit fees to amounts actually expended by the Distributor. It is therefore possible that the Distributor may realize a profit in any particular year. However, the Distributor currently expects that its distribution expenses will likely equal or exceed payments to it under the Plans. The Distributor may, however, incur such additional expenses and make additional payments to dealers from its own resources to promote the distribution of shares of the Classes. The monthly fees paid to the Distributor under the Plans are subject to the review and approval of Equity Funds IV, Inc.'s unaffiliated directors, who may reduce the fees or terminate the Plans at any time.
     Equity Funds IV, Inc.'s Plans do not apply to DelCap Fund Institutional Class. Those shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of DelCap Fund Institutional Class.
     The Transfer Agent, Delaware Service Company, Inc., serves as the shareholder servicing, dividend disbursing and transfer agent for the Fund under an amended and restated agreement dated as of November 29, 1996. Delaware Service Company, Inc. also provides accounting services to the Fund pursuant to the terms of a separate Fund Accounting Agreement.
     The directors annually review fees paid to the Distributor and the Transfer Agent. The Distributor and the Transfer Agent are also indirect, wholly owned subsidiaries of DMH.


                                     * * *
     As with other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by its service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Equity Funds IV, Inc. and the Fund are taking steps to obtain satisfactory assurances that their major service providers are taking steps reasonably designed to address the Year 2000 Problem with respect to the computer systems that such service providers use. There can be no assurances that these steps will be sufficient to avoid any adverse impact on the business of any of the Fund.
     Several European countries are participating in the European Economic and Monetary Union, which will establish a common European currency for participating countries. This currency will commonly be known as the "Euro." It is anticipated that each such participating country will replace its existing currency with the Euro on January 1, 1999. Additional European countries may elect to participate after that date. The Fund, if investing in securities of participating countries, could be adversely affected if the computer systems used by their major service providers are not properly prepared to handle the implementation of this single currency or the adoption of the Euro by additional countries in the future. The Fund is taking steps to obtain satisfactory assurances that the major service providers are taking steps reasonably designed to address these matters with respect to the computer systems that such service providers use. There can be no assurances that these steps will be sufficient to avoid any adverse impact on the business of the Fund.


Expenses
     The Fund is responsible for all of its own expenses other than those borne by the Manager under the Investment Management Agreement and those borne by the Distributor under the Distribution Agreement. The ratio of expenses to average daily net assets for the fiscal year ended September 30, 1998 was 1.40% for Class A Shares, 2.10% for Class B Shares and 2.10% for Class C Shares. The expense ratio of each Class reflects the impact of its 12b-1 Plan.

Shares
     Equity Funds IV, Inc. is an open-end management investment company. The Fund's portfolio of assets is diversified as defined by the 1940 Act. In addition to the Fund, Equity Funds IV, Inc. currently offers one other series of shares, the Capital Appreciation Fund. Commonly known as a mutual fund, Equity Funds IV, Inc. was organized as a Maryland corporation in September 1985.
     Equity Funds IV, Inc. shares have a par value of $.01, equal voting rights, except as noted below, and are equal in all other respects. All Fund shares have noncumulative voting rights which means that the holders of more than 50% of Equity Funds IV, Inc.'s shares voting for the election of directors can elect 100% of the directors if they choose to do so. Under Maryland law, Equity Funds IV, Inc. is not required, and does not intend, to hold annual meetings of shareholders unless, under certain circumstances, it is required to do so under the 1940 Act.



     In addition to Class A Shares, Class B Shares and Class C Shares, the Fund also offers DelCap Fund Institutional Class shares. Shares of each class represent proportionate interests in the assets of the Fund and have the same voting and other rights and preferences as the other classes of the Fund, except that shares of DelCap Fund Institutional Class are not subject to, and may not vote on matters affecting, the Distribution Plans under Rule 12b-1 relating to the Class A, Class B and Class C Shares. Similarly, as a general matter, holders of Class A Shares, Class B Shares and Class C Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, the Class B Shares may vote on any proposal to increase materially the fees to be paid by the Fund under the Rule 12b-1 Plan relating to the Class A Shares.

OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS

Small to Medium-Sized Companies
     The Fund invests its assets in equity securities of small to medium-sized companies. These stocks have historically been more volatile in price than larger capitalization stocks, such as those included in the S&P 500 Index. This is because, among other things, smaller companies have a lower degree of liquidity and tend to have a greater sensitivity to changing economic conditions. These companies may have narrow product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are typically subject to a greater degree of changes in their earnings and prospects. The companies' securities may trade less frequently and have a smaller trading volume. The securities may be traded only in the over-the-counter markets or on a regional securities exchange. In addition to exhibiting greater volatility, smaller capitalization securities may, to some degree, fluctuate independently of the stocks of larger capitalization companies. For example, the stocks of smaller capitalization companies may decline in price as the price of larger company stocks rise, or vice versa.



Foreign Securities
     The Fund may invest up to 25% of its assets in foreign securities. Foreign markets may be more volatile than U.S. markets. Such investments involve sovereign risk in addition to the normal risks associated with American securities. These risks include political risks, foreign taxes and exchange controls and currency fluctuations. For example, foreign portfolio investments may fluctuate in value due to changes in currency rates (i.e., the value of foreign investments would increase with a fall in the value of the dollar, and decrease with a rise in the value of the dollar) and control regulations apart from market fluctuations. The Fund may also experience delays in foreign securities settlement.

American Depository Receipts
     The Fund may make foreign investments through the purchase and sale of sponsored or unsponsored American Depository Receipts ("ADRs"). ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. "Sponsored" ADRs are issued jointly by the issuer of the underlying security and a depository, whereas "unsponsored" ADRs are issued without participation of the issuer of the deposited security. Holders of unsponsored ADRs generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR.


Rule 144A Securities
     The Fund may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933. Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers such as the Fund. The Fund may invest no more than 10% of the value of its net assets in illiquid securities.
     While maintaining oversight, the Board of Directors has delegated to the Manager the day-to-day function of determining whether or not individual Rule 144A Securities are liquid for purposes of the Fund's 10% limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A
Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

     If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Fund's holdings of illiquid securities exceed the Fund's 10% limit on investments in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.

Portfolio Loan Transactions
     The Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.
     The major risk to which the Fund would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, the Fund will only enter into loan arrangements after a review of all pertinent facts by the Manager, subject to overall supervision by the Board of Directors, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Manager.

Repurchase Agreements
     The Fund may also use repurchase agreements that are at least 102% collateralized by securities in which the Fund can invest directly. Repurchase agreements help the Fund to invest cash on a temporary basis. The Fund may invest cash balances in joint repurchase agreements with other Delaware Investments funds. Under a repurchase agreement, the Fund acquires ownership and possession of a security, and the seller agrees to buy the security back at a specified time and higher price. If the seller is unable to repurchase the security, the Fund could experience delays in liquidating the securities and the Fund could incur a loss. That loss, if any, would be the difference between the repurchase price and the market value of the security. To minimize those possibilities, the Fund may enter into repurchase agreements with banks and broker/dealers deemed by the Manager to be creditworthy under guidelines approved by the Board of Directors and those which the Manager, under such guidelines, determines to present minimal credit risks and which are of high quality.

Borrowing
     The Fund is permitted under certain circumstances to borrow money. Investment securities will not normally be purchased while the Fund has an outstanding borrowing.

Call Options
     Writing a Covered Call Option on Securities

     A covered call option obligates the Fund to sell one of its securities for an agreed price up to an agreed date. When the Fund writes a call, it receives a premium and agrees to sell the callable securities to a purchaser of a corresponding call during the call period (usually, not more than nine months) at a fixed price regardless of market price changes during the call period. The advantage is that the Fund receives premium income for the limited purpose of offsetting the costs of purchasing put options or offsetting any capital loss or decline in the market value of the security. However, if the Manager's forecast is wrong, the Fund may not fully participate in the market appreciation if the security's price rises.

     Writing a Call Option on Stock Indices

     Writing a call option on stock indices is similar to the writing of a call option on an individual stock. Stock indices used will include, but not be limited to, the S&P 500, the S&P 100 and the S&P Over-The-Counter ("OTC") 250.

Put Options
     Purchasing a Put Option
     A put option gives the Fund the right to sell one of its securities for an agreed price up to an agreed date. The advantage is that the Fund can be protected should the market value of the security decline. However, the Fund must pay a premium for this right whether or not the put option is exercised.
     Purchasing a Put Option on Stock Indices
     Purchasing a protective put option on stock indices is similar to the purchase of protective puts on an individual stock. Indices used will include, but not be limited to, the S&P 100 and the S&P OTC 250.

Closing Transactions
     Closing transactions essentially let the Fund offset a put option or covered call option prior to its exercise or expiration. If the Fund cannot effect a closing transaction, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.


     Part B describes certain of these investment policies and risk considerations. Part B sets forth other investment policies, risk considerations and more specific investment restrictions.

Delaware Investments includes funds
with a wide range of investment objectives.
Stock funds, income funds, national and
state-specific tax-exempt funds, money market funds, global and international funds and closed-end funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, contact your financial adviser or call
Delaware Investments at 800-523-1918.


Investment Manager
Delaware Management Company
One Commerce Square
Philadelphia, PA 19103


National Distributor
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA 19103


Shareholder Servicing,
Dividend Disbursing,
Accounting Services
and Transfer Agent
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA 19103


Legal Counsel
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA 19103


Independent Auditors
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA 19103


Custodian
The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY 11245




[GRAPHIC OMITTED]

www.delawarefunds.com

[GRAPHIC OMITTED]
   Printed in the U.S.A. on recycled paper.
   P-016[--] PP11/98

----------------------------


DELCAP FUND


INSTITUTIONAL CLASS

----------------------------



P r o s p e c t u s


November 30, 1998

DELAWARE
INVESTMENTS
---------------------
Philadelphia o London

                                                                     PROSPECTUS
                                                              NOVEMBER 30, 1998


DELCAP FUND
INSTITUTIONAL
          -------------------------------------------------------------
                   1818 Market Street, Philadelphia, PA 19103


        For more information about DelCap Fund Institutional Class call
                      Delaware Investments at 800-510-4015


     This Prospectus describes the DelCap Fund series (the "Fund") of Delaware Group Equity Funds IV, Inc. ("Equity Funds IV, Inc."), a professionally-managed mutual fund of the series type. The investment objective of the Fund is long-term capital growth. The strategy will be to invest primarily in common stocks that, in the judgment of the Manager, are of superior quality and those securities convertible into such common stocks.
     This Prospectus relates only to the Fund's institutional class, DelCap Fund Institutional Class (the "Class"), and sets forth information that you should read and consider before you invest. Please retain it for future reference. The Fund's Statement of Additional Information ("Part B " of Equity Funds IV, Inc.'s registration statement), dated November 30, 1998, as it may be amended from time to time, contains additional information about the Fund and has been filed with the Securities and Exchange Commission ("SEC"). Part B is incorporated by reference into this Prospectus and is available, without charge, by writing to Delaware Distributors, L.P. at the above address or by calling 800-523-1918. The Fund's financial statements appear in its Annual Report, which will accompany any response to requests for Part B. In addition, the SEC maintains a Web site (http://www.sec.gov) that contains Part B, material we incorporated by reference, and other information regarding registrants that electronically file with the SEC.
     The Fund also offers DelCap Fund A Class, DelCap Fund B Class and DelCap Fund C Class. Shares of these classes are subject to sales charges and other expenses, which may affect performance. A prospectus for these classes can be obtained by writing to Delaware Distributors, L.P. at the above address or by calling 800-523-1918.

TABLE OF CONTENTS

Cover Page............................................................  1

Synopsis..............................................................  2

Summary of Expenses...................................................  3

Financial Highlights..................................................  4

Investment Objective and Policies.....................................  5

Suitability...........................................................  5

Investment Strategy...................................................  5

Classes of Shares.....................................................  6

How to Buy Shares.....................................................  7

Redemption and Exchange...............................................  8

Dividends and Distributions...........................................  9

Taxes................................................................. 10

Calculation of Net Asset Value Per Share.............................. 11

Management of the Fund................................................ 11

Other Investment Policies and
  Risk Considerations................................................. 14




THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS. MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN; HOWEVER, SHARES OF THE FUND ARE NOT FDIC OR NCUSIF INSURED, ARE NOT GUARANTEED BY ANY BANK OR ANY CREDIT UNION, ARE NOT OBLIGATIONS OF ANY BANK OR ANY CREDIT UNION, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. SHARES OF THE FUND ARE NOT BANK OR CREDIT UNION DEPOSITS.

SYNOPSIS
Investment Objective
     The investment objective of the Fund is long-term capital growth. The strategy will be to invest primarily in common stocks that, in the judgment of the Manager, are of superior quality and those securities convertible into such common stocks. For further details, see Investment Objective and Policies and Other Investment Policies and Risk Considerations.

Risk Factors and Special Considerations
     1. Investments in equity securities of small to medium- sized companies in which the Fund invests may present greater risks than investments in larger capitalization companies, as the market prices of securities issued by smaller companies tend to fluctuate, particularly in the short-term, and some smaller company securities may be speculative. See Suitability under Investment Objective and Policies.
     2. The Fund may enter into options for hedging purposes to counterbalance portfolio volatility. While the Fund does not engage in options for speculative purposes, there are risks which result from use of these instruments by the Fund, and the investor should review the descriptions of such in this Prospectus. See Investment Strategy under Investment Objective and Policies, and Other Investment Policies and Risk Considerations.


Investment Manager, Distributor and Transfer Agent
     Delaware Management Company (the "Manager") furnishes investment management services to the Fund, subject to the supervision and direction of Equity Funds IV, Inc.'s Board of Directors. The Manager also provides investment management services to certain of the other Delaware Investments funds. Delaware Distributors, L.P. (the "Distributor") is the national distributor for the Fund and for all of the other mutual funds in Delaware Investments. Delaware Service Company, Inc. (the "Transfer Agent") is the shareholder servicing, dividend disbursing, accounting services and transfer agent for the Fund and for all of the other mutual funds in Delaware Investments. See Summary of Expenses and Management of the Fund for further information regarding the Manager and fees payable under the Fund's Investment Management Agreement.


Purchase Price
     Shares of the Class offered by this Prospectus are available at net asset value, without a front-end or contingent deferred sales charge, and are not subject to distribution fees under a Rule 12b-1 distribution plan. See Classes of Shares.

Redemption and Exchange
     Shares of the Class are redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request. See Redemption and Exchange.

Open-End Investment Company
     Equity Funds IV, Inc., which was organized as a Maryland corporation in 1985, is an open-end management investment company. The Fund's portfolio of assets is diversified as defined by the Investment Company Act of 1940 (the "1940 Act"). See Shares under Management of the Fund.

SUMMARY OF EXPENSES




                                           DelCap Fund
    Shareholder Transaction Expenses      Institutional
---------------------------------------  --------------
Maximum Sales Charge Imposed on
  Purchases (as a percentage of
  offering price) .....................       None
Maximum Sales Charge Imposed on
  Reinvested Dividends (as a percentage
  of offering price) ..................       None
Exchange Fees .........................       None(1)

Annual Operating Expenses
(as a percentage of
average daily net assets)
-------------------------
Management Fees ..................            0.75%
12b-1 Fees .......................            None
Other Operating Expenses .........            0.35%
                                              ----
Total Operating Expenses .........            1.10%
                                              ====


1 Exchanges are subject to the requirements of each fund and a front-end sales charge may apply.

  For expense information about DelCap Fund A Class, B Class and C Class, see the separate prospectus relating to those classes.
  The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return, and (2) redemption at the end of each time period.


       1 year     3 years     5 years     10 years
       ------     -------     -------     --------
         $11        $35         $61         $134



This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.
     The purpose of the above tables is to assist the investor in understanding the various costs and expenses that an investor in the Class will bear directly or indirectly.

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
The following financial highlights are derived from the financial statements of Delaware Group Equity Funds IV, Inc. -- DelCap Fund and have been audited by Ernst & Young LLP, independent auditors. The data should be read in conjunction with the financial statements, related notes, and the report of Ernst & Young LLP, all of which are incorporated by reference into Part B. Further information about the Fund's performance is contained in its Annual Report to shareholders. A copy of the Fund's Annual Report (including the report of Ernst & Young LLP) may be obtained from Equity Funds IV, Inc. upon request at no charge.
-------------------------------------------------------------------------------


                                                              Institutional Class Shares
                                          ------------------------------------------------------------------
                                                                                       Year Ended
                                              9/30/98          9/30/97          9/30/96       9/30/95
Net asset value, beginning of
 period ................................    $  31.010        $  31.160        $  29.130      $ 25.710
Income (loss) from investment
 operations:
Net investment income (loss)(3) ........       (0.160)          (0.152)          (0.123)       (0.091)
Net realized and unrealized gains
 (loss) on investments .................       (1.910)           3.592            5.693         5.341
                                            ----------        ---------       ----------     ---------
Total from investment
 operations ............................       (2.070)           3.440            5.570         5.250
                                            ----------        ---------       ----------     ---------
Less dividends
 and distributions:
Dividends from net investment
 income ................................          none             none             none          none
  Distributions from net realized
 gain on investments ...................       (5.870)          (3.590)          (3.540)       (1.830)
                                            ----------        ---------       ----------     ---------
Total dividends and distributions.......       (5.870)          (3.590)          (3.540)       (1.830)
                                            ----------        ---------       ----------     ---------
Net asset value, end of period .........    $   23.070         $ 31.010        $  31.160      $ 29.130
                                            ==========        =========       ==========     =========
------------------------------------------------------------------------------------------------------
Total return: ..........................         (7.99)%          12.75%           21.44%        22.45%
------------------------------------------------------------------------------------------------------

Ratios and supplemental data:
Net assets, end of period (000's
 omitted) ..............................    $   95,200       $  131,319       $  178,197     $129,378
Ratio of expenses to average
 daily net assets ......................          1.10%            1.06%            1.05%        1.07%
Ratio of net investment income
 (loss) to average daily net assets              (0.62%)          (0.56%)          (0.44%)      (0.37%)
Portfolio turnover .....................           115%             105%              72%          51%
Average commission rate paid(5) ........    $   0.0600       $   0.0599       $   0.0600          N/A


                                                                         Institutional Class Shares
                                          ----------------------------------------------------------------------------------------
                                                             Period
                                                            11/9/92(1)
                                                            through                                                Year Ended
                                              9/30/94       9/30/93             9/30/93(2)       9/30/92(2)         9/30/91(2)
Net asset value, beginning of
 period ................................  $ 26.140         $ 22.000            $   20.730        $ 21.470           $ 15.810
Income (loss) from investment
 operations:
Net investment income (loss)(3) ........    (0.080)          (0.027)              ( 0.125)         (0.059)             0.064
Net realized and unrealized gains
 (loss) on investments .................     0.470            4.167                 5.475          (0.651)             6.496
                                          ---------        --------            -----------       ---------          --------
Total from investment operations .......     0.390            4.140                 5.350          (0.710)             6.560
                                          ---------        --------            -----------       ---------          --------
Less dividends and distributions:
Dividends from net investment income ...      none             none                  none          (0.030)            (0.410)
Distributions from net realized
 gain on investments ...................    (0.820)            none                  none            none             (0.490)
                                          ---------        --------            -----------       ---------          --------
Total dividends and distributions.......    (0.820)            none                  none          (0.030)            (0.900)
                                          ---------        --------            -----------       ---------          --------
Net asset value, end of period .........  $  25.710        $ 26.140            $   26.080        $ 20.730           $ 21.470
                                          =========        ========            ===========       =========          ========
-----------------------------------------------------------------------------------------------------------------------------
 Total return: ..........................      1.48%         21.31%                 25.81%(4)       (3.32%)(4)        43.25%(4)
-----------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data:
Net assets, end of period (000's
 omitted) ..............................  $ 110,126        $ 85,588            $1,057,358        $993,125           $512,356
Ratio of expenses to average
 daily net assets .....................  .    1.05%           1.02%                 1.30%           1.39%               1.43%
Ratio of net investment income
 (loss) to average daily net assets          (0.38%)         (0.15%)               (0.43%)         (0.26%)              0.63%
Portfolio turnover .....................        34%             51%                   51%             24%                 33%
Average commission rate paid(5) ........        N/A             N/A                   N/A             N/A                 N/A

                                           Institutional Class Shares
                                        -----------------------------
                                            9/30/90(2)     9/30/89(2)
Net asset value, beginning of
 period ................................  $ 19.060         $ 13.920
Income (loss) from investment
 operations:
Net investment income (loss)(3) ........     0.419            0.201
Net realized and unrealized gains
 (loss) on investments .................    (3.219)           5.059
                                          ---------        --------
Total from investment
 operations ............................    (2.800)           5.260
                                          ---------        --------
Less dividends and distributions:
Dividends from net investment income ...    (0.160)          (0.120)
Distributions from net realized
 gain on investments ...................    (0.290)             none
                                          ---------        ---------
Total dividends and distributions.......    (0.450)          (0.120)
                                          ---------        ---------
Net asset value, end of period .........  $  15.810        $  19.060
                                          =========        =========
-------------------------------------------------------------------------
Total return: ..........................    (14.99%)(4)       38.15%(4)
-------------------------------------------------------------------------

Ratios and supplemental data:
Net assets, end of period (000's
 omitted) ..............................  $ 155,392         $138,589
Ratio of expenses to average
 daily net assets ......................      1.41%            1.44%
Ratio of net investment income
 (loss) to average daily net assets           2.61%            1.28%
Portfolio turnover .....................        45%              42%
Average commission rate paid(5).........        N/A              N/A

-----------
(1) Date of initial public offering of the DelCap Fund Institutional Class; ratios and total return for this period have been annualized.
(2) Data are derived from data of the DelCap Fund A Class and reflect the impact of Rule 12b-1 distribution expenses paid by the DelCap Fund A Class. DelCap Fund Institutional Class shares are not subject to Rule 12b-1 distribution expenses and per share data for periods beginning on and after November 9, 1992 will not reflect the deduction of such expenses.
(3) The per share information for the years ended 9/30/98, 9/30/97, 9/30/96 and 9/30/95 were based on the average shares outstanding method.
(4) Total return data is derived from performance of the DelCap Fund A Class, but does not reflect the maximum sales charge that is or was in effect nor the limited contingent deferred sales charge that would apply in the event of certain redemptions.
(5) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

INVESTMENT OBJECTIVE AND POLICIES
     The investment objective of the Fund is long-term capital growth. The strategy will be to invest primarily in common stocks that, in the judgment of the Manager, are of superior quality and those securities convertible into such common stocks.

SUITABILITY
     The Fund may be suitable for the patient investor interested in long-term capital appreciation. Investors should be willing to accept the risks associated with investments in equity securities.
     While equity securities of small to medium-sized companies in which the Fund invests may offer the potential for greater capital appreciation than securities issued by larger companies, investments in securities of smaller companies, some of which may be speculative, may present greater risks. The prices of equity securities, especially of smaller companies, tend to fluctuate in response to the condition of individual companies as well as general market and economic conditions. Consequently, the Fund's net asset value will fluctuate and an investment in the Fund may be inappropriate for the short-term investor.
     Ownership of Fund shares reduces the bookkeeping and administrative inconvenience connected with direct purchases of the types of securities in which the Fund invests.

     Providing current income is not an objective of the Fund. Any income produced is expected to be minimal. Investors should not consider a purchase of Fund shares as equivalent to a complete investment program. Delaware Investments includes a family of funds generally available through registered investment dealers which may be used in concert to create a more complete investment program.

INVESTMENT STRATEGY
     The Fund will attempt to achieve its objective by exceeding the return of common stocks as measured by the Russell MidCap Growth Index.

     Securities purchased will be of companies whose earnings the Manager believes will grow more rapidly than the average of those listed in the Russell MidCap Growth Index. The Manager's emphasis will be on the securities of companies that, in its judgment, have the characteristics that will enable them to grow faster than the economy as measured by the Index.

     This judgment will be based on the financial strength of the company, the expertise of its management, the growth potential of the company within its industry and the growth potential of the industry itself.
     The Manager will focus primarily on those securities of companies it believes have established themselves within their industry while maintaining growth potential. If the Manager believes that market conditions warrant, the Fund may employ certain option strategies involving the activities and instruments described below.
     In investing for capital appreciation, the Fund may hold securities for any period of time.
     While management believes its objective may best be attained by investing in common stocks, the Fund may also invest in other securities including, but not limited to, convertible securities, warrants, preferred stocks, bonds and foreign securities.

     Should the market warrant a temporary, defensive approach, the Fund may also invest in fixed-income obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities as well as corporate bonds of investment quality rated Baa or above by Moody's Investors Service, Inc. or BBB or above by Standard & Poor's Ratings Group. (Appendix A in Part B describes these ratings.)

     The Fund may write covered call options on individual issues as well as write call options on stock indices. The Fund may also purchase put options on individual issues and on stock indices. The Manager may employ these techniques in an attempt to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets. The ability to hedge effectively using options on stock indices will depend, in part, on the correlation between the composition of the index and the Fund's portfolio as well as the price movement of individual securities. The Manager may also write covered call options to achieve income to offset the cost of purchasing put options.
     While there is no limit on the amount of the Fund's assets which may be invested in covered call options, the Fund will not invest more than 2% of its net assets in put options.
     Although the Fund will constantly strive to attain its investment objective of long-term capital growth, there can be no assurance that it will be attained. The investment objective of the Fund may not be changed without shareholder approval.
     For additional information about the Fund's investment policies and certain risks associated with investments in certain types of securities, see Other Investment Policies and Risk Considerations.

CLASSES OF SHARES

     The Distributor serves as the national distributor for the Fund. Shares of the Class may be purchased directly by contacting the Fund or its agent or through authorized investment dealers. All purchases of shares of the Class are at net asset value. There is no front-end or contingent deferred sales charge.
     Investment instructions given on behalf of participants in an employer-sponsored retirement plan are made in accordance with directions provided by the employer. Employees considering purchasing shares of the Class as part of their retirement program should contact their employer for details.

     Shares of the Class are available for purchase only by: (a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (b) tax-exempt employee benefit plans of the Manager or its affiliates and securities dealer firms with a selling agreement with the Distributor; (c) institutional advisory accounts of the Manager or its affiliates and those having client relationships with Delaware Investment Advisers, an affiliate of the Manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (d) a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; and (e) registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.

DelCap Fund A Class, DelCap Fund B Class and DelCap Fund C Class
     In addition to offering DelCap Fund Institutional Class, the Fund also offers DelCap Fund A Class, DelCap Fund B Class and DelCap Fund C Class, which are described in a separate prospectus. Shares of DelCap Fund A Class, DelCap Fund B Class and DelCap Fund C Class may be purchased through authorized investment dealers or directly by contacting the Fund or its Distributor. Class A Shares, Class B Shares and Class C Shares may have different sales charges and other expenses which may affect performance. To obtain a prospectus relating to those classes, contact the Distributor by writing to the address or by calling the phone numbers listed on page 1 of this Prospectus.

HOW TO BUY SHARES

     The Fund makes it easy to invest by mail, by wire, by exchange and by arrangement with your investment dealer. In all instances, investors must qualify to purchase shares of the Class.


Investing Directly by Mail
1. Initial Purchases--An Investment Application or, in the case of a retirement plan account, an appropriate retirement plan application, must be completed, signed and sent with a check payable to DelCap Fund Institutional Class, to Delaware Investments at 1818 Market Street, Philadelphia, PA 19103.


2. Subsequent Purchases--Additional purchases may be made at any time by mailing a check payable to DelCap Fund Institutional Class. Your check should be identified with your name(s) and account number.

Investing Directly by Wire
     You may purchase shares by requesting your bank to transmit funds by wire to First Union National Bank, ABA #031201467, account number 2014128934013 (include your name(s) and your account number).

1. Initial Purchases--Before you invest, telephone the Fund's Client Services Department at 800-510-4015 to get an account number. If you do not call first, it may delay processing your investment. In addition, you must promptly send your Investment Application or, in the case of a retirement plan account, an appropriate retirement plan application, to DelCap Fund Institutional Class, to Delaware Investments at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--You may make additional investments anytime by wiring funds to First Union National Bank, as described above. You must advise your Client Services Representative by telephone at 800-510-4015 prior to sending your wire.

Investing by Exchange
     If you have an investment in another mutual fund in Delaware Investments and you qualify to purchase shares of the Class, you may write and authorize an exchange of part or all of your investment into the Fund. However, shares of DelCap Fund B Class and DelCap Fund C Class and Class B Shares and Class C Shares of the other Delaware Investments funds offering such a class of shares may not be exchanged into the Class. If you wish to open an account by exchange, call your Client Services Representative at 800-510-4015 for more information. See Redemption and Exchange for more complete information concerning your exchange privileges.

Investing through Your Investment Dealer
     You can make a purchase of Fund shares through most investment dealers who, as part of the service they provide, must transmit orders promptly. They may charge for this service.

Purchase Price and Effective Date
     The purchase price (net asset value) is determined as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.
     The effective date of a purchase is the date the order is received by the Fund, its agent or designee. The effective date of a direct purchase is the day your wire, electronic transfer or check is received, unless it is received after the time the share price is determined, as noted above. Purchase orders received after such time will be effective the next business day.

The Conditions of Your Purchase
     The Fund reserves the right to reject any purchase order. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. The Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the Delaware Investments funds. The Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

  The Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under $250 as a result of redemptions.

REDEMPTION AND EXCHANGE

     Redemption and exchange requests made on behalf of participants in an employer-sponsored retirement plan are made in accordance with directions provided by the employer. Employees should therefore contact their employer for details.

     Your shares will be redeemed or exchanged based on the net asset value next determined after the Fund receives your request in good order. For example, redemption and exchange requests received in good order after the time the net asset value of shares is determined will be processed on the next business day. See Purchase Price and Effective Date under How to Buy Shares. Except as otherwise noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. With regard to exchanges, you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may also request a redemption or an exchange by calling the Fund at 800-510-4015. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

     All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.
     The Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Fund will honor redemption requests as to shares for which a check was tendered as payment, but the Fund will not mail the proceeds until it is reasonably satisfied that the check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. The Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

     Shares of the Class may be exchanged into any other Delaware Investments mutual fund, provided: (1) the investment satisfies the eligibility and other requirements set forth in the prospectus of the fund being acquired, including the payment of any applicable front-end sales charge; and (2) the shares of the fund being acquired are in a state where that fund is registered. If exchanges are made into other shares that are eligible for purchase only by those permitted to purchase shares of the Class, such exchange will be exchanged at net asset value. Shares of the Class may not be exchanged into Class B Shares or Class C Shares of the Delaware Investments funds. The Fund may suspend, terminate or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

     Various redemption and exchange methods are outlined below. No fee is charged by the Fund or the Distributor for redeeming or exchanging your shares although, in the case of an exchange, a sales charge may apply. You may also have your investment dealer arrange to have your shares redeemed or exchanged. Your investment dealer may charge for this service.
     All authorizations given by shareholders, including selection of any of the features described below, shall continue in effect until such time as a written revocation or modification has been received by the Fund or its agent.

Written Redemption and Exchange
     You can write to the Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares or to request an exchange of any or all your shares into another mutual fund in Delaware Investments, subject to the same conditions and limitations as other exchanges noted above. The request must be signed by all owners of the account or your investment dealer of record.
     For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Fund requires a signature by all owners of the account and may require a signature guarantee. A signature guarantee can be obtained from a commercial bank, a trust company, or a member of a securities transfer association medallion program ("STAMP"). A signature guarantee cannot be provided by a notary public. A signature guarantee is designed to protect the shareholders, the Equity Funds IV, Inc. and its agents from fraud. The Fund reserves the right to reject a signature guarantee supplied by an institution based on its creditworthiness. The Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

      Payment is normally mailed the next business day after receipt of your redemption request. Certificates are issued for shares only if you submit a specific request. If your shares are in certificate form, the certificate(s) must accompany your request and also be in good order.
     You also may submit your written request for redemption or exchange by facsimile transmission at the following number: 215-255-8864.

Telephone Redemption and Exchange
     To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your shares in certificate form, you may redeem or exchange only by written request and you must return your certificate(s).

     The Telephone Redemption--Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in writing that you do not wish to have such services available with respect to your account. The Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.
     Neither the Fund nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. A written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption--Check to Your Address of Record
     You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your record address. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request.

Telephone Redemption--Proceeds to Your Bank
     Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must submit a written authorization and you may need to have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call your Client Services Representative prior to the time the net asset value is determined, as noted above.

Telephone Exchange
     You or your investment dealer of record can exchange shares into any fund in Delaware Investments under the same registration. As with the written exchange service, telephone exchanges are subject to the same conditions and limitations as other exchanges noted above. Telephone exchanges may be subject to limitations as to amounts or frequency.

DIVIDENDS AND DISTRIBUTIONS

     The Fund will make payments from net investment income and net realized securities profits, if any, twice a year. The first payment normally will be made during the first quarter following the end of Equity Funds IV, Inc.'s fiscal year. The second payment would be made near the end of the calendar year to comply with certain requirements of the Internal Revenue Code (the "Code"). Both dividends and distributions, if any, are automatically reinvested in your account at net asset value.
     Each class of the Fund will share proportionately in the investment income and expenses of the Fund, except that the Class will not incur distribution fees under the 12b-1 Plans which apply to DelCap Fund A Class, DelCap Fund B Class and DelCap Fund C Class.

TAXES
     The tax discussion set forth below is included for general information only. Investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Fund.

     On August 5, 1997, the Taxpayer Relief Act of 1997 (the "1997 Act") was signed into law. This new law made sweeping changes in the Internal Revenue Code (the "Code"). Because many of these changes are complex, and only indirectly affect the Fund and its distributions to you, they are discussed in Part B. Changes in the treatment of capital gains, however, are discussed in this section.

     The Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Code. As such, the Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and it satisfies certain other requirements relating to the sources of its income and diversification of its assets.

     The Fund intends to distribute substantially all of its net investment income and net capital gains, if any. Dividends from net investment income or net short-term capital gains will be taxable to those investors who are subject to income taxes as ordinary income, even though received in additional shares. For corporate investors, dividends from net investment income will generally qualify in part for the corporate dividends-received deduction. The portion of dividends paid by the Fund that so qualifies will be designated each year in a notice from Equity Funds IV, Inc. to the Fund's shareholders. For the fiscal year ended September 30, 1998, 29.92% of the Fund's dividends from net investment income qualified for the dividends-received deduction to corporations.

     Distributions paid by the Fund from long-term capital gains, received in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor has owned shares in the Fund. The Fund does not seek to realize any particular amount of capital gains during a year; rather, realized gains are a by-product of Fund management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in the Fund are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.

The Treatment of Capital Gain Distributions under the
Taxpayer Relief Act of 1997
     The 1997 Act creates a category of long-term capital gain for individuals that will be taxed at new lower tax rates. For investors who are in the 28% or higher federal income tax brackets, these gains will be taxed at a minimum of 20%. For investors who are in the 15% federal income tax bracket, these gains will be taxed at a maximum of 10%. Capital gain distributions will qualify for these new maximum tax rates, depending on when the Fund's securities were sold and how long they were held by the Fund before they were sold. The holding periods for which the new rates apply were revised by the Internal Revenue Service Restructuring and Reform Act of 1998 and the Omnibus Consolidated and Emergency Supplemental Appropriations Act, which included technical corrections to the 1997 Act. Investors who want more information on holding periods and other qualifying rules relating to these new rates should review the expanded discussion in Part B, or should contact their own tax advisers.

     Equity Funds IV, Inc. will advise you in its annual information reporting at calendar year end of the amount of its capital gain distributions which will qualify for these maximum federal tax rates.
     Although dividends generally will be treated as distributed when paid, dividends which are declared in October, November, or December to shareholders of record on a specified date in one of those months, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Fund and received by the shareholder on December 31 of the calendar year in which they are declared.

     The sale of shares of the Fund is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between the Fund any other fund in Delaware Investments. Any loss incurred on a sale or exchange of Fund shares that had been held for six months or less will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

     In addition to the federal taxes described above, shareholders may or may not be subject to various state and local taxes. For example, distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes. Because investors' state and local taxes may be different than the federal taxes described above, investors should consult their own tax advisers.

     Each year, Equity Funds IV, Inc. will mail to you information on the tax status of the Fund's dividends and distributions. Shareholders will also receive each year information as to the portion of dividend income, if any, that is derived from U.S. government securities that are exempt from state income tax. Of course, shareholders who are not subject to tax on their income would not be required to pay tax on amounts distributed to them by the Fund.
     Equity Funds IV, Inc. is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Investment Application your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.
     See Accounting and Tax Issues and Distributions and Taxes in Part B for additional information on tax matters relating to the Fund and its shareholders.

CALCULATION OF NET ASSET
VALUE PER SHARE
     The purchase and redemption price of Class shares is the net asset value ("NAV") per share of Class shares next computed after the order is received. The NAV is computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

     The NAV per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. Portfolio securities for which market quotations are available are priced at market value. Foreign securities expressed in foreign currency values will be converted into U.S. dollar values at the mean between the currencies' bid and offered quotations. Short-term investments having a maturity of less than 60 days are valued at amortized cost, which approximates market value. All other securities are valued at their fair value as determined in good faith and in a method approved by Equity Funds IV, Inc.'s Board of Directors.

     The net asset values of all outstanding shares of each class of the Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that class. All income earned and expenses incurred by the Fund will be borne on a pro-rata basis by each outstanding share of a class, based on each class' percentage in the Fund represented by the value of shares of such classes, except that the Class will not incur any of the expenses under the Fund's 12b-1 Plans and DelCap Fund A, B and C Classes alone will bear the 12b-1 Plan fees payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each class, the NAV per share of each class of the Fund will vary.

MANAGEMENT OF THE FUND

Directors
     The business and affairs of Equity Funds IV, Inc. are managed under the direction of its Board of Directors. Part B contains additional information regarding Equity Funds IV, Inc.'s directors and officers.

Investment Manager
     The Manager furnishes investment management services to the Fund.

     The Manager and its predecessors have been managing the Delaware Investments funds since 1938. On September 30, 1998, the Manager and its affiliates within Delaware Investments, including Delaware International Advisers Ltd., were managing in the aggregate more than $40 billion in assets in the various institutional or separately managed (approximately $23,666,360,000) and investment company (approximately $17,194,990,000) accounts.
     The Manager is a series of Delaware Management Business Trust. The Manager changed its form of organization from a corporation to a business trust on March 1, 1998. The Manager is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. In connection with the merger, a new Investment Management Agreement between Equity Funds IV, Inc. on behalf of the Fund and the Manager was executed following shareholder approval.

      The Manager manages the Fund's portfolio and makes investment decisions for the Fund, which are implemented by the Fund's Trading Department. The Manager also administers Equity Funds IV, Inc.'s affairs and pays the salaries of all the directors, officers and employees of Equity Funds IV, Inc. who are affiliated with the Manager. For these services, the Manager is paid an annual fee of 3/4 of 1% of the average daily net assets of the Fund, less the Fund's proportionate share of all directors' fees paid to unaffiliated directors by Equity Funds IV, Inc. The Fund's fee is higher than that paid by many other funds. The fee may be higher or lower than that paid by funds with comparable investment objectives. Investment management fees paid by the Fund for the fiscal year ended September 30, 1998 were 0.75% of average daily net assets. The directors of Equity Funds IV, Inc. annually review fees paid to the Manager.
     Gerald S. Frey has primary responsibility for making day-to-day investment decisions for the Fund. Mr. Frey has been Vice President/Senior Portfolio Manager of the Fund since March 1997 and was Co-Manager from June 1996 to March 1997. Mr. Frey holds a BA in Economics from Bloomsburg University and attended Wilkes College and New York University, and he has 21 years' experience in the money management business. Prior to joining Delaware Investments in 1996, he was a Senior Director with Morgan Grenfell Capital Management in New York.


     In making investment decisions for the Fund, Mr. Frey regularly consults with Richard G. Unruh, Jr., Marshall T. Bassett, John A. Heffern, Jeffrey W. Hynoski and Lori P. Wachs. A graduate of Brown University, Mr. Unruh received his MBA from the University of Pennsylvania's Wharton School and joined
Delaware Investments in 1982 after 19 years of investment management experience with Kidder, Peabody & Co. Inc. Mr. Unruh was named an Executive Vice President of Equity Funds IV, Inc. in 1994. He is also a member of the Board of the Manager and was named an Executive Vice President of the Manager in 1994. Mr. Bassett, Vice President, joined Delaware Investments in 1997. In his most recent position, he served as Vice President in Morgan Stanley Asset Management's Emerging Growth Group, where he analyzed small growth companies. Prior to that, he was a trust officer at Sovran Bank and Trust Company. He received his bachelor's degree and MBA from Duke University. Mr. Heffern, Vice President, holds a bachelor's degree and an MBA from the University of North Carolina at Chapel Hill. He joined Delaware Investments in 1997. Previously, he was a Senior Vice President, Equity Research at NatWest Securities Corporation's Specialty Finance Services unit. Prior to that, he was a Principal and Senior Regional Bank Analyst at Alex. Brown & Sons. Mr. Hynoski is a Vice President. He joined Delaware Investments in 1998. Previously he served as a Vice President at Bessemer Trust Company in the mid and large capitalization growth group, where he specialized in the areas of science, technology, and telecommunications. Prior to that, Mr. Hynoski held positions at Lord Abbett & Co. and Cowen Asset Management. Mr. Hynoski holds a BS in Finance from the University of Delaware and an MBA with a concentration in Investments/Portfolio Management and Financial Economics from Pace University. Ms. Wachs is a Vice President. She joined Delaware Investments in 1992 from Goldman Sachs, where she was an equity analyst for two years. She is a graduate of the University of Pennsylvania's Wharton School, where she majored in Finance and Oriental Studies.

Portfolio Trading Practices
     The Fund normally will not invest for short-term trading purposes. However, the Fund may sell securities without regard to the length of time they have been held. The degree of portfolio activity will affect brokerage costs of the Fund and may affect taxes payable by the Fund's shareholders. Given the Fund's investment objective, its annual portfolio turnover rate may exceed 100%. A turnover rate of 100% would occur, for example, if all the investments in the Fund's portfolio at the beginning of the year were replaced by the end of the year. The turnover rate also may be affected by cash requirements for redemptions and repurchases of Fund shares.
     The Fund uses its best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the Manager or to its advisory clients. These services may be used by the Manager in servicing any of its accounts. Subject to best price and execution, the Fund may consider a broker/dealer's sales of shares of Delaware Investments funds in placing portfolio orders and may place orders with broker/dealers that have agreed to defray certain expenses of such funds, such as custodian fees.

Performance Information
     From time to time, the Fund may quote total return performance of the Class in advertising and other types of literature.
     Total return will be based on a hypothetical $1,000 investment, reflecting the reinvestment of all distributions at net asset value. Each presentation will include the average annual total return for one-, five- and ten-year or life-of-fund periods, as relevant. The Fund may also advertise aggregate and average total return information concerning the Class over additional periods of time.
     Because securities prices fluctuate, investment results of the Class will fluctuate over time and past performance should not be considered a guarantee of future results.

Statements and Confirmations
     You will receive quarterly statements of your account summarizing all transactions during the period. A confirmation statement will be sent following all transactions other than those involving a reinvestment of dividends. You should examine statements and confirmations immediately and promptly report any discrepancy by calling your Client Services Representative.

Financial Information about the Fund
     Each fiscal year, you will receive an audited annual report and an unaudited semi-annual report. These reports provide detailed information about the Fund's investments and performance. Equity Funds IV, Inc.'s fiscal year ends on September 30.

Distribution and Service
     The Distributor, Delaware Distributors, L.P., serves as the national distributor of the Fund's shares under a Distribution Agreement with Equity Funds IV, Inc. dated April 3, 1995, as amended on November 29, 1995. The Distributor bears all of the costs of promotion and distribution.
     The Transfer Agent, Delaware Service Company, Inc., serves as the shareholder servicing, dividend disbursing and transfer agent for the Fund under an amended and restated agreement dated as of November 29, 1996. The Transfer Agent also provides accounting services to the Fund pursuant to the terms of a separate Fund Accounting Agreement. Certain recordkeeping and other shareholder services that otherwise would be performed by the Transfer Agent may be performed by certain other entities and the Transfer Agent may elect to enter into an agreement to pay such other entities for those services. In addition, participant account maintenance fees may be assessed for certain recordkeeping provided as part of retirement plan and administration service packages. These fees are based on the number of participants in the plan and the various services selected. Fees will be quoted upon request and are subject to change.
     The directors annually review fees paid to the Distributor and the Transfer Agent. The Distributor and the Transfer Agent are also indirect, wholly owned subsidiaries of DMH.

                                   * * *
     As with other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by its service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Equity Funds IV, Inc. and the Fund are taking steps to obtain satisfactory assurances that their major service providers are taking steps reasonably designed to address the Year 2000 Problem with respect to the computer systems that such service providers use. There can be no assurances that these steps will be sufficient to avoid any adverse impact on the business of any of the Fund.
     Several European countries are participating in the European Economic and Monetary Union, which will establish a common European currency for participating countries. This currency will commonly be known as the "Euro." It is anticipated that each such participating country will replace its existing currency with the Euro on January 1, 1999. Additional European countries may elect to participate after that date. The Fund, if investing in securities of participating countries, could be adversely affected if the computer systems used by their major service providers are not properly prepared to handle the implementation of this single currency or the adoption of the Euro by additional countries in the future. The Fund is taking steps to obtain satisfactory assurances that the major service providers are taking steps reasonably designed to address these matters with respect to the computer systems that such service providers use. There can be no assurances that these steps will be sufficient to avoid any adverse impact on the business of the Fund.

Expenses

     The Fund is responsible for all of its own expenses other than those borne by the Manager under the Investment Management Agreement and those borne by the Distributor under the Distribution Agreement. For the fiscal year ended September 30, 1998, the ratio of operating expenses to average daily net assets for the Class was 1.10%.


Shares
     Equity Funds IV, Inc. is an open-end management investment company. The Fund's portfolio of assets is diversified as defined by the 1940 Act. Commonly known as a mutual fund, Equity Funds IV, Inc. was organized as a Maryland corporation in September 1985. In addition to the Fund, Equity Funds IV, Inc. presently offers one other series of shares, the Capital Appreciation Fund series.

     Equity Funds IV, Inc.'s shares have a par value of $.01, equal voting rights, except as noted below, and are equal in all other respects. Equity Funds IV, Inc.'s shares have noncumulative voting rights which means that the holders of more than 50% of Equity Funds IV, Inc.'s shares voting for the election of directors can elect 100% of the directors if they choose to do so. Under Maryland law, Equity Funds IV, Inc. is not required, and does not intend, to hold annual meetings of shareholders unless, under certain circumstances, it is required to do so under the 1940 Act.

      In addition to the Class, the Fund also offers DelCap Fund A Class, DelCap Fund B Class and DelCap Fund C Class. Shares of each class represent proportionate interests in the assets of the Fund and have the same voting and other rights and preferences as the other classes of the Fund except that shares of the Class are not subject to, and may not vote on matters affecting, the Distribution Plans under Rule 12b-1 relating to DelCap Fund A Class, DelCap Fund B Class and DelCap Fund C Class.

OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS
Small to Medium-Sized Companies
     The Fund invests its assets in equity securities of small to medium-sized companies. These stocks have historically been more volatile in price than larger capitalization stocks, such as those included in the S&P 500 Index. This is because, among other things, smaller companies have a lower degree of liquidity and tend to have a greater sensitivity to changing economic conditions. These companies may have narrow product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are typically subject to a greater degree of changes in their earnings and prospects. The companies' securities may trade less frequently and have a smaller trading volume. The securities may be traded only in the over-the-counter markets or on a regional securities exchange. In addition to exhibiting greater volatility, smaller capitalization securities may, to some degree, fluctuate independently of the stocks of larger capitalization companies. For example, the stocks of smaller capitalization companies may decline in price as the price of larger company stocks rise, or vice versa.

Foreign Securities
     The Fund may invest up to 25% of its assets in foreign securities. Foreign markets may be more volatile than U.S. markets. Such investments involve sovereign risk in addition to the normal risks associated with American securities. These risks include political risks, foreign taxes and exchange controls and currency fluctuations. For example, foreign portfolio investments may fluctuate in value due to changes in currency rates (i.e., the value of foreign investments would increase with a fall in the value of the dollar, and decrease with a rise in the value of the dollar) and control regulations apart from market fluctuations. The Fund may also experience delays in foreign securities settlement.

American Depository Receipts
     The Fund may make foreign investments through the purchase and sale of sponsored or unsponsored American Depository Receipts ("ADRs"). ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. "Sponsored" ADRs are issued jointly by the issuer of the underlying security and a depository, whereas "unsponsored" ADRs are issued without participation of the issuer of the deposited security. Holders of unsponsored ADRs generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR.

Rule 144A Securities
     The Fund may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933. Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers such as the Fund. The Fund may invest no more than 10% of the value of its net assets in illiquid securities.

     While maintaining oversight, the Board of Directors has delegated to the Manager the day-to-day function of determining whether or not individual Rule 144A Securities are liquid for purposes of the Fund's 10% limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A
Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

      If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Fund's holdings of illiquid securities exceed the Fund's 10% limit on investments in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.

Portfolio Loan Transactions
     The Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.
     The major risk to which the Fund would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, the Fund will only enter into loan arrangements after a review of all pertinent facts by the Manager, subject to overall supervision by the Board of Directors, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Manager.

Repurchase Agreements
     The Fund may also use repurchase agreements that are at least 102% collateralized by securities in which the Fund can invest directly. Repurchase agreements help the Fund to invest cash on a temporary basis. The Fund may invest cash balances in joint repurchase agreements with other Delaware Investments funds. Under a repurchase agreement, the Fund acquires ownership and possession of a security, and the seller agrees to buy the security back at a specified time and higher price. If the seller is unable to repurchase the security, the Fund could experience delays in liquidating the securities and the Fund could incur a loss. That loss, if any, would be the difference between the repurchase price and the market value of the security. To minimize those possibilities, the Fund may enter into repurchase agreements with banks and broker/dealers deemed by the Manager to be creditworthy under guidelines approved by the Board of Directors and those which the Manager, under such guidelines, determines to present minimal credit risks and which are of high quality.

Borrowing
     The Fund is permitted under certain circumstances to borrow money. Investment securities will not normally be purchased while the Fund has an outstanding borrowing.

Call Options
     Writing a Covered Call Option on Securities A covered call option obligates the Fund to sell one of its securities for an agreed price up to an agreed date. When the Fund writes a call, it receives a premium and agrees to sell the callable securities to a purchaser of a corresponding call during the call period (usually, not more than nine months) at a fixed price regardless of market price changes during the call period. The advantage is that the Fund receives premium income for the limited purpose of offsetting the costs of purchasing put options or offsetting any capital loss or decline in the market value of the security. However, if the Manager's forecast is wrong, the Fund may not fully participate in the market appreciation if the security's price rises.

     Writing a Call Option on Stock Indices--Writing a call option on stock indices is similar to the writing of a call option on an individual stock. Stock indices used will include, but not be limited to, the S&P 500, the S&P 100 and the S&P Over-The-Counter ("OTC") 250.

Put Options
     Purchasing a Put Option--A put option gives the Fund the right to sell one of its securities for an agreed price up to an agreed date. The advantage is that the Fund can be protected should the market value of the security decline. However, the Fund must pay a premium for this right whether or not the put option is exercised.
     Purchasing a Put Option on Stock Indices--Purchasing a protective put option on stock indices is similar to the purchase of protective puts on an individual stock. Indices used will include, but not be limited to, the S&P 100 and the S&P OTC 250.

Closing Transactions
     Closing transactions essentially let the Fund offset a put option or covered call option prior to its exercise or expiration. If the Fund cannot effect a closing transaction, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.
     Part B describes certain of these investment policies and risk considerations. Part B sets forth other investment policies, risk considerations and more specific investment restrictions.

[GRAPHIC OMITTED]


For more information, contact
Delaware Investments at 800-510-4015.

Investment Manager
Delaware Management Company
One Commerce Square
Philadelphia, PA 19103


National Distributor
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA 19103


Shareholder Servicing,
Dividend Disbursing,
Accounting Services
and Transfer Agent
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA 19103


Legal Counsel
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA 19103


Independent Auditors
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA 19103


Custodian
The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY 11245

 www.delawarefunds.com


[GRAPHIC OMITTED]
    Printed in the U.S.A. on recycled paper.
    P-045[--] PP11/98

--------------------------------------------------------------------------------

CAPITAL APPRECIATION FUND

--------------------------------------------------------------------------------

A CLASS
B CLASS
C CLASS
--------------------------------------------------------------------------------




P R O S P E C T U S

--------------------------------------------------------------------------------


NOVEMBER 30, 1998










DELAWARE
INVESTMENTS

CAPITAL APPRECIATION FUND A CLASS SHARES
CAPITAL APPRECIATION FUND B CLASS SHARES                             PROSPECTUS

CAPITAL APPRECIATION FUND C CLASS SHARES                       NOVEMBER 30, 1998



             -----------------------------------------------------

                   1818 Market Street, Philadelphia, PA 19103


                         For Prospectus and Performance:
                           Nationwide 800-523-1918


                        Information on Existing Accounts:
                               (SHAREHOLDERS ONLY)
                             Nationwide 800-523-1918

                                Dealer Services:
                              (BROKER/DEALERS ONLY)
                             Nationwide 800-362-7500

                   Representatives of Financial Institutions:
                             Nationwide 800-659-2265


         This Prospectus describes the Capital Appreciation Fund series (the "Fund") of Delaware Group Equity Funds IV, Inc. ("Equity Funds IV, Inc."), a professionally-managed mutual fund of the series type. The investment objective of the Fund is to seek capital appreciation. The Fund will attempt to achieve its objective by investing primarily in equity securities of small to medium-sized companies expected to grow over time and, to a lesser extent, in equity securities of larger, more well established companies presenting growth potential.


         This Prospectus relates only to the Fund's retail classes , Capital Appreciation Fund A Class ("Class A Shares"), Capital Appreciation Fund B Class ("Class B Shares") and Capital Appreciation Fund C Class ("Class C Shares") (individually, a "Class" and collectively, the "Classes"), and sets forth information that you should read and consider before you invest. Please retain it for future reference. The Statement of Additional Information ("Part B" of Equity Funds IV, Inc.'s registration statement), dated November 30, 1998, as it may be amended from time to time, contains additional information about the Fund and has been filed with the Securities and Exchange Commission ("SEC"). Part B is incorporated by reference into this Prospectus and is available, without charge, by writing to Delaware Distributors, L.P. at the above address or by calling the above numbers. The Fund's financial statements appear in its Annual Report, which will accompany any response to requests for Part B. In addition, the SEC maintains a Web site (http://www.sec.gov) that contains Part B, material we incorporated by reference, and other information regarding registrants that electronically file with the SEC.

         The Fund also offers Capital Appreciation Fund Institutional Class, which is available for purchase only by certain investors. A prospectus for Capital Appreciation Fund Institutional Class can be obtained by writing to Delaware Distributors, L.P. at the above address or by calling the above numbers.



TABLE OF CONTENTS


                                             Page                                                 Page
                                             ----                                                 ----
Cover Page                                              How to Buy Shares
Synopsis                                                Redemption and Exchange
Summary of Expenses                                     Dividends and Distributions
Financial Highlights                                    Taxes
Investment Objective and Policies                       Calculation of Offering Price and
   Suitability and Certain                                  Net Asset Value Per Share
   Risk Factors
Investment Strategy                                     Management of the Fund
The Delaware Difference                                 Other Investment Policies and
   Plans and Services                                       Risk Considerations
Classes of Shares





THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS. MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN; HOWEVER, SHARES OF THE FUND ARE NOT FDIC OR NCUSIF INSURED, ARE NOT GUARANTEED BY ANY BANK OR ANY CREDIT UNION, ARE NOT OBLIGATIONS OF ANY BANK OR ANY CREDIT UNION, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. SHARES OF THE FUND ARE NOT BANK OR CREDIT UNION DEPOSITS.

SYNOPSIS

Investment Objective
         The investment objective of the Fund is to seek capital appreciation. The Fund will attempt to achieve its objective by investing primarily in equity securities of small to medium-sized companies expected to grow over time and, to a lesser extent, in equity securities of larger, more well established companies presenting growth potential. See Investment Objective and Policies and Other Investment Policies and Risk Considerations.

Risk Factors and Special Considerations
         1. Investments in equity securities of small to medium-sized companies may present greater risks than investments in larger capitalization companies, as the market prices of securities issued by smaller companies tend to fluctuate, particularly in the short-term and, some smaller company securities may be speculative. See Suitability and Certain Risk Factors under Investment Objective and Policies, and Other Investment Policies and Risk Considerations.

         2. The Fund may enter into options and futures transactions for hedging purposes and, among other reasons, to attempt to counterbalance portfolio volatility. While the Fund does not engage in options and futures for speculative purposes, there are risks that result from the use of these instruments. See Futures Contracts and Options under Other Investment Policies and Risk Considerations.

         3. The Fund may invest up to 20% of its total assets directly in securities of foreign issuers denominated in foreign currencies. Consequently, the Fund may be affected by changes in currency exchange rates and controls and may incur costs in connection with conversions between currencies. To hedge the currency risks associated with investments in securities of foreign companies denominated in foreign currencies and to expedite settlement of portfolio transactions, the Fund may enter into certain foreign currency transactions. These activities pose special risks which do not typically arise in connection with investments denominated in U.S. dollars. See Foreign Securities, Futures Contracts and Foreign Currency Transactions under Other Investment Policies and Risk Considerations.


Investment Manager, Distributor and  Transfer Agent
         Delaware Management Company (the "Manager") furnishes investment management services to the Fund, subject to the supervision and direction of Equity Funds IV, Inc.'s Board of Directors. The Manager also provides investment management services to certain of the other Delaware Investments funds.
Delaware Distributors, L.P. (the "Distributor") is the national distributor for the Fund and for all of the other mutual funds in Delaware Investments.
Delaware Service Company, Inc. (the "Transfer Agent") is the shareholder servicing, dividend disbursing, accounting services and transfer agent for the Fund and for all of the other mutual funds in Delaware Investments. See
Summary of Expenses and Management of the Fund for further information regarding the Manager and fees payable under the Fund's Investment Management Agreement.


Sales Charges

         The price of Class A Shares includes a maximum front-end sales charge of 5.75% of the offering price. The front-end sales charge is reduced on certain transactions of at least $50,000 but under $1,000,000. For purchases of $1,000,000 or more, the front-end sales charge is eliminated; if a dealer's commission is paid in connection with those purchases, a contingent deferred sales charge ("Limited CDSC") of 1% will be imposed if shares are redeemed during the first year after the purchase and 0.50% will be imposed if shares are redeemed during the second year after the purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange. Class A Shares are also subject to annual 12b-1 Plan expenses for the life of the investment. Class A Shares Purchased at Net Asset Value under Redemption and Exchange. Class A Shares are also subject to annual 12b-1 Plan expenses for the life of the investment.

         The price of Class B Shares is equal to the net asset value per share. Class B Shares are subject to a contingent deferred sales charge ("CDSC") of:
(i) 5% if shares are redeemed within one year of purchase; (ii) 4% if shares are redeemed within two years of purchase; (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; (v) 1% if shares are redeemed during the sixth year following purchase; and (vi) 0% thereafter. Class B Shares are subject to annual 12b-1 Plan expenses which are assessed against such shares for approximately eight years after purchase. See Deferred Sales Charge Alternative - Class B Shares and Automatic Conversion of Class B Shares under Classes of Shares.

         The price of Class C Shares is equal to the net asset value per share. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months of purchase. Class C Shares are subject to annual 12b-1 Plan expenses for the life of the investment. See Level Sales Charge Alternative - Class C Shares under Classes of Shares.


         See Classes of Shares and Distribution (12b-1) and Service under Management of the Fund.

Purchase Amounts
         Generally, the minimum initial investment in any Class is $1,000. Subsequent investments must generally be at least $100.


         Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed these maximum purchase limitations for Class B Shares and Class C Shares by making cumulative purchases over a period of time. An investor should keep in mind, however, that reduced front-end sales charges apply to investments of $50,000 or more in Class A Shares, and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B and Class C Shares and generally are not subject to a CDSC. The minimum and maximum purchase amounts for retirement plans may vary. See How to Buy Shares.


Redemption and Exchange
         Class A Shares of the Fund may be redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request. Neither the Fund nor the Distributor assesses a charge for redemptions or exchanges of Class A Shares, except for certain redemptions of shares purchased at net asset value, which may be subject to a CDSC if a dealer's commission was paid in connection with such purchases. See Front-End Sales Charge Alternative Class A Shares under Classes of Shares.

         Class B Shares and Class C Shares may be redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request subject, in the case of redemptions, to any applicable CDSC. Neither the Fund nor the Distributor assesses any charges other than the CDSC for redemptions or exchanges of Class B or Class C Shares. There are certain limitations on an investor's ability to exchange shares between the various classes of shares that are offered. See Redemption and Exchange.

Open-End Investment Company
         Equity Funds IV, Inc., which was organized as a Maryland corporation in 1985, is an open-end management investment company and the Fund's portfolio of assets is diversified as defined by the Investment Company Act of 1940 (the "1940 Act"). See Shares under Management of the Fund.

SUMMARY OF EXPENSES

         A general comparison of the sales arrangements and other expenses applicable to Class A, Class B and Class C Shares follows:



                                                                          Capital Appreciation Fund

Shareholder Transaction Expenses                         Class A Shares         Class B Shares          Class C Shares
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases
(as a percentage of offering price).....................     5.75%                 None                     None

Maximum Sales Charge Imposed on Reinvested
Dividends (as a percentage of offering price)...........     None                  None                     None

Maximum Contingent Deferred Sales Charge
(as a percentage of original purchase price or
redemption proceeds, as applicable).....................     None(1)               5.00%(2)                 1.00%(3)

Redemption Fees.........................................     None(4)               None(4)                  None(4)



    Annual Operating Expenses                                             Capital Appreciation Fund
(as a percentage of average daily net assets              Class A Shares        Class B Shares          Class C Shares
------------------------------------------------------------------------------------------------------------------------------------

Management Fees (after voluntary waivers)(6)............     0.00%                  0.00%                   0.00%

12b-1 Plan Expenses (including service fees)
(after voluntary waivers)...............................     0.00%(5)               0.00%(5)                0.00%(5)

Other Operating Expenses ...............................     0.75%                  0.75%                   0.75%

Total Operating Expenses
(after voluntary waivers)(6)............................     0.75%                  0.75%                   0.75%

(1) Class A purchases of $1 million or more may be made at net asset value. However, if in connection with any such purchase a dealer commission is paid to the financial adviser through whom such purchase is effected, a Limited CDSC of 1% will be imposed on certain redemptions made during the first year after the purchase and 0.50% will be imposed on certain redemptions made during the second year after the purchase. Additional Class A purchase options involving the imposition of a CDSC may be permitted as described in this Prospectus from time to time. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

(2) Class B Shares are subject to a CDSC of: (i) 5% if shares are redeemed within one year of purchase; (ii) 4% if shares are redeemed within two years of purchase; (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; (v) 1% if shares are redeemed during the sixth year following purchase; and (vi) 0% thereafter. See Deferred Sales Charge Alternative - Class B Shares under Classes of Shares.
(3) Class C Shares are subject to a CDSC of 1% if the shares are redeemed within 12 months of purchase. See Level Sales Charge Alternative Class C Shares under Classes of Shares.
(4) First Union National Bank currently charges $7.50 per redemption for redemptions payable by wire.
(5) Class A Shares, Class B Shares and Class C Shares are subject to separate 12b-1 Plans. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by rules of the National Association of Securities Dealers, Inc. (the "NASD"). The Distributor has elected voluntarily to waive its right to receive 12b-1 Plan fees (including service fees) from the commencement of the public offering of the Classes through May 31, 1999. In the absence of those waivers, 12b-1 expenses would equal 0.30% for Class A Shares and 1.00% for each of the Class B and Class C Shares. See Distribution (12b-1) and Service under Management of the Fund.
(6) As noted above, the Distributor has elected voluntarily to waive 12b-1 Plan fees through May 31, 1999. Also, the Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by the Capital Appreciation Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the "Total Operating Expenses" of each Class of the Fund, excluding each such Class' 12b-1 fees, do not exceed 0.75%, during the commencement of the public offering of the Classes through May 31, 1999. If the voluntary expense waivers were not in effect by the Distributor and the Manager, the "Total Operating Expenses", as a percentage of average daily net assets, would be 2.28%, 2.98%, and 2.98%, respectively, for the Class A Shares, the Class B Shares and the Class C Shares, reflecting management fees of 0.75%.


         Investors utilizing the Asset Planner asset allocation service also typically incur an annual maintenance fee of $35 per Strategy. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an Individual Retirement Account ("IRA") will pay an annual IRA fee of $15 per Social Security number. See Asset Planner in Part B.


         For expense information about Capital Appreciation Fund Institutional Class, see the separate prospectus relating to that class.

         The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return, (2) redemption and no redemption at the end of each time period and (3) for Class B Shares and Class C Shares, payment of a CDSC at the time of redemption, if applicable. The following example assumes the voluntary waiver of the management fee by the Manager and of the 12b-1 Plan fees by the Distributor as discussed in this Prospectus.


                                Assuming Redemption                            Assuming No Redemption
                     1 year     3 years     5 years     10 years     1 year     3 years     5 years     10 years
                     ------     -------     -------     --------     ------     -------     -------     --------


Class A Shares       $65(1)      $80          $97         $145         $65        $80          $97        $145

Class B Shares       $58         $54          $62         $93(2)       $8         $24          $42        $93(2)

Class C Shares       $18         $24          $42         $93          $8         $24          $42        $93

(1) Generally, no redemption charge is assessed upon redemption of Class A Shares. Under certain circumstances, however, a Limited CDSC, or other CDSC which has not been reflected in this calculation, may be imposed on certain redemptions . See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.
(2) At the end of approximately eight years after purchase, Class B Shares will be automatically converted into Class A Shares. The example above assumes conversion of Class B Shares at the end of the eighth year. However, the conversion may occur as late as three months after the eighth anniversary of purchase, during which time the higher 12b-1 Plan fees payable by Class B Shares will continue to be assessed. The ten year expense numbers for Class B Shares reflect the expenses of Class B Shares for years one through eight and the expenses for Class A Shares for years nine and ten. See Automatic Conversion of Class B Shares under Classes of Shares for a description of the automatic conversion feature.

This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

         The purpose of the above tables is to assist the investor in understanding the various costs and expenses that an investor in each Class will bear directly or indirectly.

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS

The following financial highlights are derived from the financial statements of Delaware Group Equity Funds IV, Inc. - Capital Appreciation Fund and have been audited by Ernst & Young LLP, independent auditors. The data should be read in conjunction with the financial statements, related notes, and the report of Ernst & Young LLP, all of which are incorporated by reference into Part B. Further information about the Fund's performance is contained in its Annual Report to shareholders. A copy of the Fund's Annual Report (including the report of Ernst & Young LLP) may be obtained from Equity Funds IV, Inc. upon request at no charge. Information regarding Class B Shares and Class C Shares has not been included in the following table because such shares were not offered to the public prior to the date of this Prospectus.
--------------------------------------------------------------------------------


                                                                                              A Class
                                                                               -----------------------------------------
                                                                                                            Period
                                                                                      Year                12/2/96(1)
                                                                                      Ended                through
                                                                                     9/30/98               9/30/97
                                                                                     -------              -----------
Net asset value, beginning of period...........................................      $10.160                $8.500

Income from investment operations:
     Net investment income ....................................................        0.082(2)              0.067
     Net realized and unrealized gain (loss) on securities.....................       (0.755)                1.601
     Total from investment operations..........................................       (0.673)                1.668

Less dividends and distributions:
     Dividends from net investment income......................................       (0.076)               (0.008)
     Distributions from net realized gain on investments ......................       (0.421)                none
     Total dividends and distributions.........................................       (0.497)               (0.008)

Net asset value, end of period.................................................       $8.990               $10.160

Total return(3)(4).............................................................       (6.91%)               19.64%

Ratios and supplemental data:

Net assets, end of period (000's omitted)......................................         $12                    $8
     Ratio of expenses to average daily net assets.............................        0.75%                 0.75%
     Ratio of expenses to average daily net assets prior to expense limitation.        2.28%                 1.70%
     Ratio of net investment income to average daily net assets................        0.83%                 0.91%
     Ratio of net investment income (loss) to average daily net assets
          prior to expense limitation..........................................       (0.70%)               (0.03%)
     Portfolio turnover........................................................         163%                   84%
     Average commission rate paid (5)..........................................     $0.0495               $0.0594


(1) Date of initial public offering; ratios have been annualized but total return has not been annualized. Total return for this short of a time period may not be representative of longer term results.
(2) The per share information for the year ended 9/30/98 was based on the average shares outstanding method.
(3) Total investment return is based on the change in net asset value of a share and assumes reinvestment of distributions at net asset value and does not reflect the maximum front-end sales charge of 5.75% for Class A Shares. In addition, total investment return does not reflect the Limited CDSC that varies from 0.50% - 1% depending on the holding period for Class A Shares, applicable to certain redemptions made within two years after purchase.
(4) Total return reflects the expense limitations and waivers of 12b-1 Plan fees referenced under Summary of Expenses.
(5) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

INVESTMENT OBJECTIVE AND POLICIES
         The investment objective of the Fund is to seek capital appreciation. It seeks to achieve that objective by investing, under normal market conditions, primarily in equity securities of small to mid-sized companies that the Manager believes exhibit growth potential that significantly exceeds the average anticipated growth rate of companies included in the Standard & Poor's 500 (R) Composite Stock Price Index ("S&P 500"). Small to medium-sized companies generally are those having a current equity market capitalization of less than $3 billion.


SUITABILITY AND CERTAIN RISK FACTORS
         The Fund may be suitable for the patient investor interested in capital appreciation. Investors should be willing to accept the risks associated with investments in equity securities issued by domestic and foreign issuers.

         While equity securities of small to medium-sized companies may offer the potential for greater capital appreciation than securities issued by larger companies, investments in securities of smaller companies, some of which may be speculative, may present greater risks. The prices of equity securities, especially of smaller companies, tend to fluctuate in response to the condition of individual companies as well as general market and economic conditions. Consequently, the Fund's net asset value will fluctuate and an investment in the Fund may be inappropriate for the short-term investor.

         In addition, investments in securities issued by foreign companies involve special risks, including those associated with currency fluctuations, as well as political, economic and social circumstances that may be different from and more volatile than those present in the U.S. market.

         As a result, the Fund of course can not assure a specific rate of return or that the Fund's principal will be protected. Through cautious selection and supervision of Fund investments, however, the Manager will strive to achieve the Fund's objective.


         The Fund is designed for capital appreciation; providing current income is not a goal of the Fund. Any income produced, therefore, is expected to be minimal. Investors should not consider an investment in the Fund as equivalent to a complete investment program. Delaware Investments includes a family of funds generally available through registered investment dealers which may be used in concert to create a more complete investment program.


INVESTMENT STRATEGY
         The Fund also invests in equity securities of larger capitalization companies that the Manager believes present greater than average growth potential compared to other S&P 500 companies.

         Common stock generally is the principal kind of equity security in which the Fund invests. The Fund, however, may invest any portion of its assets in any type of equity security available in the marketplace, including without limitation, preferred stock, warrants and equity and debt securities convertible into common stock. See Other Investment Policies and Risks Considerations and Part B.

         The Fund may enter into options and futures transactions for hedging purposes and, among other reasons, to attempt to counterbalance portfolio volatility. See Futures Contracts and Options under Other Investment Policies and Risk Considerations.

         Up to 20% of the Fund's total assets may be invested directly in equity securities of foreign companies or indirectly in foreign securities through investments in American, Global or European Depositary Receipts. In connection with its investments in foreign securities, the Fund may hold foreign currency directly and, to hedge the currency risk associated with securities denominated in foreign currencies, may enter into currency futures transactions and forward foreign currency transactions. See Foreign Securities, Depositary Receipts, Foreign Currency Transactions and Futures Contracts under Other Investment Policies and Risk Considerations.


         Should the market warrant a temporary defensive approach, the Fund may invest all or a substantial part of its assets in fixed-income securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, as well as short-term debt, other money-market instruments or corporate bonds rated investment grade (i.e., rated Baa or above by Moody's Investors Service, Inc. ("Moody's') or BBB or above by Standard & Poor's Ratings Group ("S&P")) or, if unrated, instruments determined to be of comparable quality by the Manager. The Fund may also invest in these instruments pending investment in equity securities appropriate for the Fund of proceeds from new sales of Fund shares from proceeds of the sale of the Fund's portfolio securities or to maintain sufficient cash to meet redemptions. See Appendix A of Part B for a description of those ratings.

         The Fund will constantly strive to achieve its investment objective of capital appreciation and, in investing to do so, may hold securities for any period of time. There can be no assurance, however, that the Fund will achieve its investment objective. The Fund's investment objective may be changed without shareholder approval.


         For additional information on the Fund's investment policies and certain risks associated with investments in certain types of securities, see Other Investment Policies and Risk Considerations.

THE DELAWARE DIFFERENCE

PLANS AND SERVICES

         The Delaware Difference is our commitment to provide you with superior information and quality service on your investments in the Delaware Investments family of funds.

SHAREHOLDER PHONE DIRECTORY

Shareholder Service Center and Investor Information Center
         800-523- 1918

         Fund Information; Literature Price; Yield and Performance Figures Information on Existing Regular Investment Accounts and Retirement Plan Accounts; Wire Investments; Wire Liquidations; Telephone Liquidations and Telephone Exchanges


Delaphone
   800-362-FUND
   (800-362-3863)

Performance Information

         During business hours, you can call the Investor Information Center for current yield information. Current yield and total return information may also be included in advertisements and information given to shareholders. Yields are computed on an annualized basis over a 30-day period.

Shareholder Services
         During business hours, you can call Delaware Investments' Shareholder Service Center. Our representatives can answer any questions about your account, the Fund, various service features and other Delaware Investments funds.

 Automated Shareholder Services
         You can purchase, redeem or exchange shares through Delaphone, Delaware Investments' automated telephone system, or through Delaware Investments' Web site, www.delawarefunds.com. For more information about how to sign up for these services, call the Shareholder Service Center.

Dividend Payments
         Dividends, capital gains and other distributions , if any, are automatically reinvested in your account. You may also elect to have the dividends earned in one fund automatically invested in another Delaware Investments fund with a different investment objective subject to certain exceptions and limitations.


         For more information, see Additional Methods of Adding to Your Investment - Dividend Reinvestment Plan under How to Buy Shares or call the Shareholder Service Center.


Retirement Planning
         An investment in the Fund may be a suitable investment option for tax-deferred retirement plans. Delaware Investments offers a full spectrum of qualified and non-qualified retirement plans, including the popular 401(k) deferred compensation plan, IRA, and the new Roth IRA. Just call Delaware Investments at 800-523-1918 for more information.

Statements and Confirmations
         You will receive quarterly statements of your account summarizing all transactions during the period. A confirmation statement will be sent following all transactions other than those involving a reinvestment of dividends. You should examine statements and confirmations immediately and promptly report any discrepancy by calling the Shareholder Service Center.

Duplicate Confirmations
         If your financial adviser or investment dealer is noted on your investment application, we will send a duplicate confirmation to him or her. This makes it easier for your adviser to help you manage your investments.

Tax Information
         Each year, Equity Funds IV, Inc. will mail to you information on the tax status of your dividends and distributions.

Right of Accumulation

         With respect to Class A Shares, the Right of Accumulation feature allows you to combine the value of your current holdings of Class A Shares, Class B Shares and Class C Shares of the Fund with the dollar amount of new purchases of Class A Shares of the Fund to qualify for a reduced front-end sales charge on such purchases of Class A Shares. Under the Combined Purchases Privilege, you may also include certain shares that you own in other funds in Delaware Investments. See Classes of Shares.

Letter of Intention
         The Letter of Intention feature permits you to obtain a reduced front-end sales charge on purchases of Class A Shares by aggregating certain of your purchases of Delaware Investments fund shares over a 13-month period. See Classes of Shares and Part B.


12-Month Reinvestment Privilege
         The 12-Month Reinvestment Privilege permits you to reinvest proceeds from a redemption of Class A Shares, within one year of the date of the redemption, without paying a front-end sales charge. See Part B.

Exchange Privilege

         The Exchange Privilege permits you to exchange all or part of your shares into shares of other funds in Delaware Investments, subject to certain exceptions and limitations. For additional information on exchanges, see Investing by Exchange under How to Buy Shares and Redemption and Exchange.

Wealth Builder Option
         You may elect to invest in the Fund through regular liquidations of shares in your accounts in other funds in Delaware Investments. Investments under this feature are exchanges and are therefore subject to the same conditions and limitations as other exchanges of Fund shares. See Additional Methods of Adding to Your Investment - Wealth Builder Option and Investing by Exchange under How to Buy Shares, and Redemption and Exchange.


Financial Information about the Fund
         Each fiscal year, you will receive an audited annual report and an unaudited semi-annual report. These reports provide detailed information about the Fund's investments and performance. Equity Funds IV, Inc.'s fiscal year ends on September 30.

 CLASSES OF SHARES


Alternative Purchase Arrangements
         Shares may be purchased at a price equal to the next determined net asset value per share, subject to a sales charge which may be imposed, at the election of the purchaser, at the time of the purchase for Class A Shares ("front-end sales charge alternative"), or on a contingent deferred basis for Class B Shares ("deferred sales charge alternative") or Class C Shares ("level sales charge alternative").

         Class A Shares. An investor who elects the front-end sales charge alternative acquires Class A Shares, which incur a sales charge when they are purchased, but generally are not subject to any sales charge when they are redeemed. Absent any applicable fee waiver, Class A Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares. Certain purchases of Class A Shares qualify for reduced front-end sales charges. See Front-End Sales Charge Alternative - Class A Shares, below. See also Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange and Distribution (12b-1) and Service under Management of the Fund.

         Class B Shares. An investor who elects the deferred sales charge alternative acquires Class B Shares, which do not incur a front-end sales charge when they are purchased, but are subject to a contingent deferred sales charge if they are redeemed within six years of purchase. Absent any applicable fee waiver, Class B Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for approximately eight years after purchase. Class B Shares permit all of the investor's dollars to work from the time the investment is made. If no waiver of 12b-1 fees is in effect, the higher 12b-1 Plan expenses paid by Class B Shares will cause such shares to have a higher expense ratio and to pay lower dividends than Class A Shares. At the end of approximately eight years after purchase, Class B Shares will automatically be converted into Class A Shares and, thereafter, for the remainder of the life of the investment, the annual 12b-1 Plan fees of up to 0.30% for the Class A Shares will apply. See Automatic Conversion of Class B Shares, below.

         Class C Shares. An investor who elects the level sales charge alternative acquires Class C Shares, which do not incur a front-end sales charge when they are purchased, but are subject to a contingent deferred sales charge if they are redeemed within 12 months of purchase. Absent any applicable fee waiver, Class C Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for the life of the investment. If no waiver of 12b-1 fees is in effect, the higher 12b-1 Plan expenses paid by Class C Shares will cause such shares to have a higher expense ratio and to pay lower dividends than Class A Shares. Unlike Class B Shares, Class C Shares do not convert to another class.

         The alternative purchase arrangements described above permit investors to choose the method of purchasing shares that is most suitable given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge, purchase Class B Shares and have the entire initial purchase amount invested in the Fund with their investment being subject to a CDSC if they redeem shares within six years of purchase, or purchase Class C Shares and have the entire initial purchase amount invested in the Fund with their investment being subject to a CDSC if they redeem shares within 12 months of purchase. In addition, investors should consider the level of annual 12b-1 Plan expenses applicable to each Class. If no waiver of 12b-1 fees is in effect, the higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money. In addition, the effect of any return earned on such additional money will diminish over time. In comparing Class B Shares to Class C Shares, investors should also consider the duration of the annual 12b-1 Plan expenses to which each of the classes is subject and the desirability of an automatic conversion feature, which is available only for Class B Shares.

         For the distribution and related services provided to, and the expenses borne on behalf of, the Fund, absent any applicable fee waiver, the Distributor and others will be paid, in the case of the Class A Shares, from the proceeds of the front-end sales charge and 12b-1 Plan fees and, in the case of the Class B Shares and the Class C Shares, from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption. Financial advisers may receive different compensation for selling Class A, Class B and Class C Shares. Investors should understand that the purpose and function of the respective 12b-1 Plans and the CDSCs applicable to Class B Shares and Class C Shares are the same as those of the 12b-1 Plan and the front-end sales charge applicable to Class A Shares in that such fees and charges are used to finance the distribution of the respective Classes. See Distribution (12b-1) and Service under Management of the Fund.

         Dividends, if any, paid on Class A, Class B and Class C Shares will be calculated in the same manner, at the same time, on the same day and will be in the same amount, except that, when assessed, the additional amount of 12b-1 Plan expenses relating to Class B Shares and Class C Shares will be borne exclusively by such shares. See Calculation of Offering Price and Net Asset Value Per Share.

         The NASD has adopted certain rules relating to investment company sales charges. Equity Funds IV, Inc. and the Distributor intend to operate in compliance with these rules.

Front-End Sales Charge Alternative - Class A Shares

         Class A Shares may be purchased at the offering price, which reflects a maximum front-end sales charge of 5.75%. See Calculation of Offering Price and Net Asset Value Per Share.

         Purchases of $50,000 or more carry a reduced front-end sales charge as shown in the following table.


                                             Capital Appreciation Fund A Class
------------------------------------------------------------------------------------------------------------------------------------
                                                                                            Dealer's
                                                                                          Commission***
    Amount of Purchase            Front-End Sales Charge
                                         as % of
                                        Offering                Amount                      Offering
                                         Price                Invested**                     Price
------------------------------------------------------------------------------------------------------------------------------------
Less than $50,000                        5.75%                  6.12%                        5.00%

$50,000 but under $100,000               4.75                   5.01                         4.00

$100,000 but under $250,000              3.75                   3.89                         3.00

$250,000 but under $500,000              2.50                   2.56                         2.00

$500,000 but under $1,000,000*           2.00                   2.00                         1.60

  * There is no front-end sales charge on purchases of Class A Shares of $1,000,000 or more but, under certain limited circumstances, a Limited CDSC of 1% may apply upon redemption of such shares made during the first year after the purchase and 0.50% may apply upon redemption of such shares made during the second year after the purchase.


 ** Based upon the net asset value per share of the Class A Shares as of the end of Equity Funds IV, Inc.'s most recent fiscal year.

*** Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages set forth above.
-------------------------------------------------------------------------------

         The Fund must be notified when a sale takes place which would qualify for the reduced front-end sales charge on the basis of previous or current purchases. The reduced front-end sales charge will be granted upon confirmation of the shareholder's holdings by the Fund. Such reduced front-end sales charges are not retroactive.


         From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales charge shown above. In addition, certain dealers who enter into an agreement to provide extra training and information on Delaware Investments products and services and who increase sales of Delaware Investments funds may receive an additional commission of up to 0.15% of the offering price. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the Securities Act of 1933.
-------------------------------------------------------------------------------

         For initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are made in accordance with the following schedule:

                                                          Dealer's Commission
                                                          (as a percentage of
      Amount of Purchase                                   amount purchased)
      ------------------                                  -------------------
      Up to $5 million                                          1.00%
      Next $20 million up to $25 million                        0.50
      Amount over $25 million                                   0.25

         Such Class A Shares are subject to a Limited CDSC of 1% if shares are redeemed during the first year after the purchase and 0.50% if shares are redeemed during the second year after the purchase.

         For accounts with assets over $1 million, the dealer commission resets annually to the highest incremental commission rate on the anniversary of the first purchase. In determining a financial adviser's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Investments funds as to which a Limited CDSC applies may be aggregated with those of Class A Shares of the Fund. Financial advisers also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisers should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

         An exchange from other Delaware Investments funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.


         Redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC if the dealer's commission described above was paid in connection with the purchase of those shares. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

Combined Purchases Privilege

         By combining your holdings of Class A Shares with your holdings of Class B Shares and/or Class C Shares of the Fund and shares of the other funds in Delaware Investments, except as noted below, you can reduce the front-end sales charges on any additional purchases of Class A Shares. Shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with ownership of variable insurance products may be combined with other Delaware Investments fund holdings. In addition, assets held by investment advisory clients of the Manager or its affiliates in any stable value account may be combined with other Delaware Investments fund holdings. Shares of other funds that do not carry a front-end sales charge or CDSC may not be included unless they were acquired through an exchange from a Delaware Investments fund that does carry a front-end sales charge or CDSC.


         This privilege permits you to combine your purchases and holdings with those of your spouse, your children under 21 and any trust, fiduciary or retirement account for the benefit of such family members.

         This privilege also permits you to use these combinations under a Letter of Intention. A Letter of Intention allows you to make purchases over a 13-month period and qualify the entire purchase for a reduction in front-end sales charges on Class A Shares.


         Combined purchases of $1,000,000 or more, including certain purchases made at net asset value pursuant to a Right of Accumulation or under a Letter of Intention, may result in the payment of a dealer's commission and the applicability of a Limited CDSC. Investors should consult their financial advisers or the Shareholder Service Center about the operation of these features. See Front-End Sales Charge Alternative -Class A Shares, above.


Allied Plans
         Class A Shares are available for purchase by participants in certain defined contribution plans ("Allied Plans") which are made available under a joint venture agreement between the Distributor and another institution through which mutual funds are marketed and which allow investments in Class A Shares of designated Delaware Investments funds ("eligible Delaware Investments fund shares"), as well as shares of designated classes of non-Delaware Investments funds ("eligible non-Delaware Investments fund shares"). Class B Shares and Class C Shares are not eligible for purchase by Allied Plans.

         With respect to purchases made in connection with an Allied Plan, the value of eligible Delaware Investments and eligible non-Delaware Investments fund shares held by the Allied Plan may be combined with the dollar amount of new purchases by that Allied Plan to obtain a reduced front-end sales charge on additional purchases of eligible Delaware Investments fund shares.

         Participants in Allied Plans may exchange all or part of their eligible Delaware Investments fund shares for other eligible Delaware Investments fund shares or for eligible non-Delaware Investments fund shares at net asset value without payment of a front-end sales charge. However, exchanges of eligible fund shares, both Delaware Investments and non-Delaware Investments, which were not subject to a front-end sales charge, will be subject to the applicable sales charge if exchanged for eligible Delaware Investments fund shares to which a sales charge applies. No sales charge will apply if the eligible fund shares were previously acquired through the exchange of eligible shares on which a sales charge was already paid or through the reinvestment of dividends. See Investing by Exchange.

         A dealer's commission may be payable on purchases of eligible Delaware Investments fund shares under an Allied Plan. In determining a financial adviser's eligibility for a dealer's commission on net asset value purchases of eligible Delaware Investments fund shares in connection with Allied Plans, all participant holdings in the Allied Plan will be aggregated.

         The Limited CDSC is applicable to redemptions of net asset value purchases from an Allied Plan on which a dealer's commission has been paid. Waivers of the Limited CDSC, as described under Waiver of Limited Contingent Deferred Sales Charge - Class A Shares under Redemption and Exchange, apply to redemptions by participants in Allied Plans except in the case of exchanges between eligible Delaware Investments and non-Delaware Investments fund shares. When eligible Delaware Investments fund shares are exchanged into eligible non-Delaware Investments fund shares, the Limited CDSC will be imposed at the time of the exchange, unless the joint venture agreement specifies that the amount of the Limited CDSC will be paid by the financial adviser or selling dealer. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

Buying Class A Shares at Net Asset Value

         Class A Shares of the Fund may be purchased at net asset value under the Delaware Investments Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege. See The Delaware Difference and Redemption and Exchange for additional information.

         Purchases of Class A Shares may be made at net asset value by current and former officers, directors and employees (and members of their families) of the Manager, any affiliate, any of the funds in Delaware Investments, certain of their agents and registered representatives and employees of authorized investment dealers and by employee benefit plans for such entities. Individual purchases, including those in retirement accounts, must be for accounts in the name of the individual or a qualifying family member.

         Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of Delaware Investments funds. Officers, directors and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs. Investors may be charged a fee when effecting transactions in Class A Shares through a broker or agent that offers these special investment products.

         Purchases of Class A Shares at net asset value may also be made by the following: financial institutions investing for the account of their trust customers if they are not eligible to purchase shares of the Institutional Class of the fund; and any group retirement plan (excluding defined benefit pension plans), or such plans of the same employer, for which plan participant records are maintained on the Retirement Financial Services, Inc.'s (formerly named Delaware Investment & Retirement Services, Inc.) proprietary record keeping system that (i) has in excess of $500,000 of plan assets invested in Class A Shares of Delaware Investments funds and any stable value product available through Delaware Investments; or (ii) is sponsored by an employer that has at any point after May 1, 1997 had more than 100 employees while such plan has held Class A Shares of a Delaware Investments fund and such employer has properly represented to Retirement Financial Services, Inc. in writing that it has the requisite number of employees and has received written confirmation back from Retirement Financial Services, Inc.

         Investments in Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to a Delaware Investments account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.

         Investors in Delaware Investments Unit Investment Trusts may reinvest monthly dividend checks and/or repayment of invested capital into Class A Shares of any of the funds in Delaware Investments at net asset value.


         The Fund must be notified in advance that an investment qualifies for purchase at net asset value.

Group Investment Plans

         Group Investment Plans (e.g., SEP/IRA, SAR/SEP, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, and 403(b)(7) and 457 Deferred Compensation Plans) may benefit from the reduced front-end sales charges available on Class A Shares based on total plan assets. If a company has more than one plan investing in the Delaware Investments family of funds, then the total amount invested in all plans will be aggregated to determine the applicable front-end sales charge reduction on each purchase, both initial and subsequent, if, at the time of each such purchase, the company notifies the Fund that it qualifies for the reduction. Employees participating in such Group Investment Plans may also combine the investments held in their plan account to determine the front-end sales charge applicable to purchases in non-retirement Delaware Investments investment accounts if, at the time of each such purchase, they notify the Fund that they are eligible to combine purchase amounts held in their plan account.

         The Limited CDSC is applicable to any redemptions of net asset value purchases made on behalf of any group retirement plan on which a dealer's commission has been paid only if such redemption is made pursuant to a withdrawal of the entire plan from a fund in the Delaware Investments family. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

         For additional information on retirement plans, including plan forms, applications, minimum investments and any applicable account maintenance fees, contact your investment dealer or the Distributor.


Deferred Sales Charge Alternative - Class B Shares
         Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently anticipates compensating dealers or brokers for selling Class B Shares at the time of purchase from its own assets in an amount equal to no more than 5% of the dollar amount purchased. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, however, absent any applicable fee waiver, Class B Shares are subject to annual 12b-1 Plan expenses and, if redeemed within six years of purchase, a CDSC.


         Proceeds from the CDSC and the annual 12b-1 Plan fees, if any, are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for the Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

         Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for the Class B Shares described in this Prospectus, even after the exchange. Such CDSC schedule may be higher than the CDSC schedule for the Class B Shares acquired as a result of the exchange. See Redemption and Exchange.

Automatic Conversion of Class B Shares
         Class B Shares, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion into Class A Shares. Conversions of Class B Shares into Class A Shares will occur only four times in any calendar year, on the last business day of the second full week of March, June, September and December (each, a "Conversion Date"). If the eighth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder's eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after the eighth anniversary of purchase before the shares will automatically convert into Class A Shares.

         Class B Shares of a fund acquired through a reinvestment of dividends will convert to the corresponding Class A Shares of that fund (or, in the case of Delaware Group Cash Reserve, Inc., the Delaware Cash Reserve Consultant Class) pro-rata with Class B Shares of that fund not acquired through dividend reinvestment.

         All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes. See Taxes.

Level Sales Charge Alternative - Class C Shares
         Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently anticipates compensating dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. As discussed below, absent any applicable fee waiver, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees, if any, are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.

         Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for the Class C Shares as described in this Prospectus. See Redemption and Exchange.

Contingent Deferred Sales Charge - Class B Shares and Class C Shares Class B
         Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth below and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestments of dividends or capital gains distributions.


         For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of the Class B Shares or the Class C Shares of the Fund, even if those shares are later exchanged for shares of another Delaware Investments fund. In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange.

         The following table sets forth the rates of the CDSC for the Class B Shares of the Fund:

                                                  Contingent Deferred
                                                  Sales Charge (as a
                                                     Percentage of
                                                     Dollar Amount
         Year After Purchase Made                 Subject to Charge)
         ------------------------                 -------------------

                  0-1                                     5%
                  2                                       4%
                  3-4                                     3%
                  5                                       2%
                  6                                       1%
                  7 and thereafter                        None


During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares, absent any applicable fee waiver. See Automatic Conversion of Class B Shares, above. Investors are reminded that Class A Shares into which Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares.

         In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

         All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

         The CDSC is waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Redemption and Exchange.

Other Payments to Dealers -- Class A, Class B and Class C Shares

         From time to time at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of the Classes exceed certain limits, as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of Delaware Investments funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares.

         Subject to pending amendments to the NASD's Conduct Rules, in connection with the promotion of Delaware Investments fund shares, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising and may, from time to time, pay or allow additional promotional incentives to dealers, which shall include non-cash concessions, such as certain luxury merchandise or a trip to or attendance at a business or investment seminar at a luxury resort, as part of preapproved sales contests. Payment of non-cash compensation to dealers is currently under review by the NASD and the Securities and Exchange Commission. It is likely that the NASD's Conduct Rules will be amended such that the ability of the Distributor to pay non-cash compensation as described above will be restricted in some fashion. The Distributor intends to comply with the NASD's Conduct Rules as they may be amended.

Capital Appreciation Fund Institutional Class
         In addition to offering Class A, Class B and Class C Shares, the Fund also offers Capital Appreciation Fund Institutional Class, which is described in a separate prospectus and is available for purchase only by certain investors. Capital Appreciation Fund Institutional Class shares generally are distributed directly by the Distributor and do not have a front-end sales charge, a CDSC or a Limited CDSC, and are not subject to 12b-1 Plan distribution expenses. To obtain the prospectus that describes Capital Appreciation Fund Institutional Class, contact the Distributor by writing to the address or by calling the telephone number listed on the back cover of this Prospectus.

HOW TO BUY SHARES

Purchase Amounts


        Generally, the minimum initial purchase is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of shares of any Class generally must be $100 or more. For purchases under a Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or through an Automatic Investing Plan, there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Minimum purchase requirements do not apply to retirement plans other than IRAs, Roth IRAs and Education IRAs. For IRAs and Roth IRAs there is a minimum initial purchase of $250 and for Education IRAs, there is a minimum initial purchase of $500 and minimum subsequent purchases must be $25 or more, regardless of which Class is selected.

         There is a maximum purchase limitation of $250,000 on each purchase of Class B Shares. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed these maximum purchase limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind that reduced front-end sales charges are available on investments of $50,000 or more in Class A Shares, and that Class A Shares (i) are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and (ii) generally are not subject to a CDSC. For retirement plans, the maximum purchase limitations apply only to the initial purchase of Class B Shares or Class C Shares by the plan.

         The Fund makes it easy to invest by arrangement with your investment dealer, by wire and exchange.

Investing through Your Investment Dealer
         You can make a purchase of shares of the Fund through most investment dealers who, as part of the service they provide, must transmit orders promptly. They may charge for this service. If you want a dealer but do not have one, Delaware Investments can refer you to one.

Investing by Mail
1. Initial Purchases--An Investment Application or, in the case of a retirement plan account, an appropriate retirement plan application, must be completed, signed and sent with a check payable to Capital Appreciation Fund A Class, Capital Appreciation Fund B Class or Capital Appreciation Fund C Class, to Delaware Investments at 1818 Market Street, Philadelphia, PA 19103.


2. Subsequent Purchases--Additional purchases may be made at any time by mailing a check payable to the specific Fund and Class selected. Your check should be identified with your name(s) and account number. An investment slip (similar to a deposit slip) is provided at the bottom of transaction confirmations and dividend statements that you will receive from Equity Funds IV, Inc. Use of this investment slip can help expedite processing of your check when making additional purchases. Your investment may be delayed if you send additional purchases by certified mail.

Investing by Wire

         You may purchase shares by requesting your bank to transmit funds by wire to First Union National Bank, ABA # 031201467, account number 2014128934013 (include your name(s) and your account number for the Class in which you are investing).

1. Initial Purchases--Before you invest, telephone the Shareholder Service Center to get an account number. If you do not call first, processing of your investment may be delayed. In addition, you must promptly send your Investment Application or, in the case of a retirement plan account, an appropriate retirement plan application, to the specific Fund and Class selected, to Delaware Investments at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--You may make additional investments anytime by wiring funds to First Union National Bank, as described above. You should advise the Shareholder Service Center by telephone of each wire you send.


         If you want to wire investments to a retirement plan account, call the Shareholder Service Center for special wiring instructions.

Investing by Exchange

         If you have an investment in another mutual fund in Delaware Investments, you may write and authorize an exchange of part or all of your investment into shares of the Fund. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus. See Redemption and Exchange for more complete information concerning your exchange privileges.

         Holders of Class A Shares may exchange all or part of their shares for certain of the shares of other funds in Delaware Investments, including other Class A Shares, but may not exchange their Class A Shares for Class B Shares or Class C Shares of the Fund or of any other fund in Delaware Investments.
Holders of Class B Shares of the Fund are permitted to exchange all or part of their Class B Shares only into Class B Shares of other Delaware Investments funds. Similarly, holders of Class C Shares of the Fund are permitted to exchange all or part of their Class C Shares only into Class C Shares of other Delaware Investments funds. Class B Shares of the Fund and Class C Shares of the Fund acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of the Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of the Fund.


         Permissible exchanges into Class A Shares of the Fund will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares or Class C Shares of the Fund will be made without the imposition of a CDSC by the fund from which the exchange is being made at the time of the exchange.


         See Allied Plans for information on exchanges by participants in an Allied Plan.


Additional Methods of Adding to Your Investment
         Call the Shareholder Service Center for more information if you wish to use the following services:

1.       Automatic Investing Plan
         The Automatic Investing Plan enables you to make regular monthly investments without writing or mailing checks. You may authorize Equity Funds IV, Inc. to transfer a designated amount monthly from your checking account to your account. Many shareholders use this as an automatic savings plan. Shareholders should allow a reasonable amount of time for initial purchases and changes to these plans to become effective.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans or 403(b)(7) or 457 Deferred Compensation Plans.

2.       Direct Deposit
         You may have your employer or bank make regular investments directly to your Fund account for you (for example: payroll deduction, pay by phone, annuity payments). The Fund also accepts preauthorized recurring government and private payments by Electronic Fund Transfer, which avoids mail time and check clearing holds on payments such as social security, federal salaries, Railroad Retirement benefits, etc.

                                      * * *

         Should investments through an automatic investing plan or by direct deposit be reclaimed or returned for some reason, Equity Funds IV, Inc. has the right to liquidate your shares to reimburse the government or transmitting bank. If there are insufficient funds in your account, you are obligated to reimburse the Fund.

3.       Wealth Builder Option

         You can use our Wealth Builder Option to invest in the Fund through regular liquidations of shares in your accounts in other funds in Delaware Investments. You may also elect to invest in other mutual funds in Delaware Investments through the Wealth Builder Option through regular liquidations of shares in your Fund account.

         Under this automatic exchange program, you can authorize regular monthly amounts (minimum of $100 per fund) to be liquidated from your account in one or more funds in Delaware Investments and invested automatically into any other account in a Delaware Investments mutual funds that you may specify. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above. You can terminate your participation in Wealth Builder at any time by giving written notice to the fund from which the exchanges are made. See Redemption and Exchange.


         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, 403(b)(7) or 457 Deferred Compensation Plans.

4.       Dividend Reinvestment Plan

         You can elect to have your distributions (capital gains and/or dividend income) reinvested in your Fund account or invested in certain other funds in Delaware Investments, subject to the exceptions noted below as well as the eligibility and minimum purchase requirements set forth in each fund's prospectus.

         Reinvestments of distributions into Class A Shares of the Fund or of other Delaware Investments funds are made without a front-end sales charge. Reinvestments of distributions into Class B Shares of the Fund or of other Delaware Investments funds or into Class C Shares of the Fund or of other Delaware Investments funds are also made without any sales charge and will not be subject to a CDSC if later redeemed. See Automatic Conversion of Class B Shares under Classes of Shares for information concerning the automatic conversion of Class B Shares acquired by reinvesting dividends.

         Holders of Class A Shares of the Fund may not reinvest their distributions into Class B Shares or Class C Shares of any fund in Delaware Investments, including the Fund. Holders of Class B Shares of the Fund may reinvest their distributions only into Class B Shares of the funds in Delaware Investments which offer that class of shares. Similarly, holders of Class C Shares of the Fund may reinvest their distributions only into Class C Shares of the funds in Delaware Investments which offer that class of shares. For more information about reinvestments, call the Shareholder Service Center.

         Capital gains and/or dividend distributions for participants in the following retirement plans are automatically reinvested into the same Delaware Investments fund in which their investments are held: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.


Purchase Price and Effective Date
         The offering price and net asset value of the Class A, Class B and Class C Shares are determined as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

         The effective date of a purchase is the date the order is received by the Fund, its agent or designee. The effective date of a direct purchase is the day your wire, electronic transfer or check is received unless it is received after the time the offering price or net asset value of shares is determined, as noted above. Purchase orders received after such time will be effective the next business day.

The Conditions of Your Purchase

         The Fund reserves the right to reject any purchase order. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. The Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in Delaware Investments. The Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.


         The Fund also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of a redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

         The Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

REDEMPTION AND EXCHANGE


         You can redeem or exchange your shares in a number of different ways. The exchange service is useful if your investment requirements change and you want an easy way to invest in other bond funds, equity funds, tax-advantaged funds or money market funds. This service is also useful if you are anticipating a major expenditure and want to move a portion of your investment into a fund that has the checkwriting feature. Exchanges are subject to the requirements of each fund and all exchanges of shares constitute taxable events. See Taxes. Further, in order for an exchange to be processed, shares of the fund being acquired must be registered in the state where the acquiring shareholder resides. You may want to consult your financial adviser or investment dealer to discuss which funds in Delaware Investments will best meet your changing objectives, and the consequences of any exchange transaction. You may also call Delaware Investments directly for fund information.


         All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.

         Your shares will be redeemed or exchanged at a price based on the net asset value next determined after the Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. For example, redemption or exchange requests received in good order after the time the offering price and net asset value of shares are determined will be processed on the next business day. See Purchase Price and Effective Date under How to Buy Shares. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, the Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B and Class C Shares, and, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

         Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800-523-1918. The Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

         The Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Fund will honor redemption requests as to shares for which a check was tendered as payment, but the Fund will not mail or wire the proceeds until it is reasonably satisfied that the check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. The Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

         There is no front-end sales charge or fee for exchanges made between shares of funds which both carry a front-end sales charge. Any applicable front-end sales charge will apply to exchanges from shares of funds not subject to a front-end sales charge, except for exchanges involving assets that were previously invested in a fund with a front-end sales charge and/or exchanges involving the reinvestment of dividends.


         Holders of Class B Shares or Class C Shares that exchange their shares ("Original Shares") for shares of other funds in Delaware Investments (in each case, "New Shares") in a permitted exchange, will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the Original Shares as described in this Prospectus and any CDSC assessed upon redemption will be charged by the fund from which the Original Shares were exchanged. In an exchange of Class B Shares from the Fund, the Fund's CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares. With respect to Class B Shares, the automatic conversion schedule of the Original Shares may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor, absent any applicable fee waiver, to the higher 12b-1 fees applicable to Class B Shares of the Fund for a longer period of time than if the investment in New Shares were made directly.


         Various redemption and exchange methods are outlined below. Except for the CDSC applicable to certain redemptions of Class B and Class C Shares and the Limited CDSC applicable to certain redemptions of Class A Shares purchased at net asset value, there is no fee charged by the Fund or the Distributor for redeeming or exchanging your shares, but such fees could be charged in the future. You may have your investment dealer arrange to have your shares redeemed or exchanged. Your investment dealer may charge for this service.

         All authorizations given by shareholders, including selection of any of the features described below, shall continue in effect until such time as a written revocation or modification has been received by the Fund or its agent.

Written Redemption

         You can write to the Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Fund requires a signature by all owners of the account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial bank, a trust company or a member of a Securities Transfer Association Medallion Program ("STAMP"). A signature guarantee cannot be provided by a notary public. A signature guarantee is designed to protect the shareholders, Equity Funds IV, Inc. and its agents from fraud. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.


         Payment is normally mailed the next business day after receipt of your redemption request. If your Class A Shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates are issued for Class A Shares only if a shareholder submits a specific request. Certificates are not issued for Class B Shares or Class C Shares.

Written Exchange

         You may also write to the Fund (at 1818 Market Street, Philadelphia, PA 19103) to request an exchange of any or all of your shares into another mutual fund in Delaware Investments, subject to the same conditions and limitations as other exchanges noted above.


Telephone Redemption and Exchange
         To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

         The Telephone Redemption--Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in writing that you do not wish to have such services available with respect to your account. The Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

         Neither the Fund nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Instructions received by telephone are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption--Check to Your Address of Record
         The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

Telephone Redemption--Proceeds to Your Bank

         Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. First Union National Bank's fee (currently $7.50) will be deducted from your redemption proceeds. If you ask for a check, it will normally be mailed the next business day after receipt of your request to your predesignated bank account. There are no separate fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.

Telephone Exchange

         The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other funds in Delaware Investments under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of each fund, as described above. Telephone exchanges may be subject to limitations as to amounts or frequency.


Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value

         For purchases of $1,000,000 or more made on or after July 1, 1998, a Limited CDSC will be imposed on certain redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) according to the following schedule: (1) 1.00% if shares are redeemed during the first year after the purchase; and (2) 0.50% if such shares are redeemed during the second year after the purchase, if such purchases were made at net asset value and triggered the payment by the Distributor of the dealer's commission described above.

         The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the net asset value at the time of purchase of the Class A Shares being redeemed or (2) the net asset value of such Class A Shares at the time of redemption. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of the Class A Shares even if those shares are later exchanged for shares of another Delaware Investments fund and, in the event of an exchange of Class A Shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares acquired in the exchange.

         Redemptions of such Class A Shares held for more than two years will not be subjected to the Limited CDSC and an exchange of such Class A Shares into another Delaware Investments fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the two-year holding period. The Limited CDSC is assessed if such two-year period is not satisfied irrespective of whether the redemption triggering its payment is of Class A Shares of the Fund or Class A Shares acquired in the exchange.


         In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation. All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

Waiver of Limited Contingent Deferred Sales Charge - Class A Shares
         The Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in the following instances: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) distributions to participants from a retirement plan qualified under section 401(a) or 401(k) of the Internal Revenue Code of 1986, as amended (the "Code"), or due to death of a participant in such a plan; (iii) redemptions pursuant to the direction of a participant or beneficiary of a retirement plan qualified under section 401(a) or 401(k) of the Code with respect to that retirement plan; (iv) periodic distributions from an IRA, SIMPLE IRA or 403(b)(7) or 457 Deferred Compensation Plan or due to death, disability, or attainment of age

59 1/2, and IRA distributions qualifying under Section 72(t) of the Code; (v) returns of excess contributions to an IRA; (vi) distributions by other employee benefit plans to pay benefits; (vii) distributions described in (ii), (iv), and
(vi) above pursuant to a systematic withdrawal plan; and (viii) redemptions by the classes of shareholders who are permitted to purchase shares at net asset value, regardless of the size of the purchase (see Buying Class A Shares at Net Asset Value under Classes of Shares).

Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares
         The CDSC is waived on certain redemptions of Class B Shares in connection with the following redemptions: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, SEP/IRA, or 403(b)(7) or 457 Deferred Compensation Plan, (iii) periodic distributions from an IRA, SIMPLE IRA, SAR/SEP, SEP/IRA, or 403(b)(7) or 457 Deferred Compensation Plan due to death, disability or attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Code; and (iv) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

         The CDSC on Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan, or 401(k) Defined Contribution Plan; (iii) periodic distributions from a 403(b)(7) or 457 Deferred Compensation Plan upon attainment of age 59 1/2, Profit Sharing Plan, Money Purchase Pension Plan, or 401(k) Defined Contribution Plan upon attainment of age 70 1/2, and IRA distributions qualifying under Section 72(t) of the Code; (iv) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, or 401(k) Defined Contribution Plan, under hardship provisions of the plan; (v) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or 401(k) Defined Contribution Plan upon attainment of normal retirement age under the plan or upon separation from service; (vi) periodic distributions from an IRA or SIMPLE IRA on or after attainment of age 59 1/2; and (vii) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

DIVIDENDS AND DISTRIBUTIONS

         The Fund will make payments from net investment income and net realized securities profits, if any, twice a year. The first payment normally will be made during the first quarter following the end of Equity Funds IV, Inc.'s fiscal year. The second payment would be made near the end of the calendar year to comply with certain requirements of the Internal Revenue Code (the "Code").

         Each Class of the Fund will share proportionately in the investment income and expenses of the Fund, except that, absent any applicable fee waiver, the per share dividends from net investment income on Class A Shares, Class B Shares and Class C Shares will vary due to the expenses under the 12b-1 Plan applicable to each Class. Generally, except in the absence of a waiver, the dividends per share on Class B Shares and Class C Shares can be expected to be lower than the dividends per share on Class A Shares because the expenses under the 12b-1 Plans relating to Class B and Class C Shares will be higher than the expenses under the 12b-1 Plan relating to Class A Shares. See Distribution (12b-1) and Service under Management of the Fund.

         Both dividends and distributions, if any, are automatically reinvested in your account at net asset value.

TAXES

         The tax discussion set forth below is included for general information only. Investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Fund.


         On August 5, 1997, the Taxpayer Relief Act of 1997 (the "1997 Act") was signed into law. This new law made sweeping changes in the Code.
Because many of these changes are complex, and only indirectly affect the Fund and its distributions to you, they are discussed in Part B. Changes in the treatment of capital gains, however, are discussed in this section.


         The Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Code. As such, the Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and it satisfies certain other requirements relating to the sources of its income and diversification of its assets.


         The Fund intends to distribute substantially all of its net investment income and net capital gains, if any. Dividends from net investment income or net short-term capital gains will be taxable to those investors who are subject to income taxes as ordinary income, whether received in cash or in additional shares. For corporate investors, dividends from net investment income will generally qualify in part for the corporate dividends-received deduction. The portion of dividends paid by the Fund that so qualifies will be designated each year in a notice from Equity Funds IV, Inc. to the Fund's shareholders. For the fiscal year ended September 30, 1998, none of the Fund's dividends from net investment income qualified for the dividends-received deduction to corporations.


         Distributions paid by the Fund from long-term capital gains, whether received in cash or in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor has owned shares in the Fund. The Fund does not seek to realize any particular amount of capital gains during a year; rather, realized gains are a by-product of Fund management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in the Fund are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.

The Treatment of Capital Gain Distributions under the Taxpayer Relief Act of 1997

         The 1997 Act creates a category of long-term capital gain for individuals that will be taxed at new lower tax rates. For investors who are in the 28% or higher federal income tax brackets, these gains will be taxed at a minimum of 20%. For investors who are in the 15% federal income tax bracket, these gains will be taxed at a maximum of 10%. Capital gain distributions will qualify for these new maximum tax rates, depending on when the Fund's securities were sold and how long they were held by the Fund before they were sold. The holding periods for which the new rates apply were revised by the Internal Revenue Service Restructuring and Reform Act of 1998 and the Omnibus Consolidated and Emergency Supplemental Appropriations Act, which included technical corrections to the 1997 Act. Investors who want more information on holding periods and other qualifying rules relating to these new rates should review the expanded discussion in Part B, or should contact their own tax advisers.


         Equity Funds IV, Inc. will advise you in its annual information reporting at calendar year end of the amount of its capital gain distributions which will qualify for these maximum federal tax rates.

         Although dividends generally will be treated as distributed when paid, dividends which are declared in October, November or December to shareholders of record on a specified date in one of those months, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Fund and received by the shareholder on December 31 of the calendar year in which they are declared.


         The sale of shares of the Fund is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between the Fund any other fund in Delaware Investments. Any loss incurred on a sale or exchange of Fund shares that had been held for six months or less will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares. All or a portion of the sales charge incurred in acquiring Fund shares will be excluded from the federal tax basis of any of such shares sold or exchanged within 90 days of their purchase (for purposes of determining gain or loss upon the sale of such shares) if the sale proceeds are reinvested in the Fund or in another fund in the Delaware Investments family of funds and a sales charge that would otherwise apply to the reinvestment is reduced or eliminated. Any portion of such sales charge excluded from the tax basis of the shares sold will be added to the tax basis of the shares acquired in the reinvestment.


         The automatic conversion of Class B Shares into Class A Shares at the end of approximately eight years after purchase will be tax-free for federal tax purposes. See Automatic Conversion of Class B Shares under Classes of Shares.

         In addition to the federal taxes described above, shareholders may or may not be subject to various state and local taxes. For example, distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes. Because investors' state and local taxes may be different than the federal taxes described above, investors should consult their own tax advisers.

         Each year, Equity Funds IV, Inc. will mail to you information on the tax status of the Fund's dividends and distributions. Shareholders will also receive each year information as to the portion of dividend income that is derived from U.S. government securities that are exempt from state income tax. Of course, shareholders who are not subject to tax on their income would not be required to pay tax on amounts distributed to them by the Fund.

         Equity Funds IV, Inc. is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Investment Application your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

         See Accounting and Tax Issues and Taxes in Part B for additional information on tax matters relating to the Fund and its shareholders.

CALCULATION OF OFFERING PRICE AND NET ASSET VALUE PER SHARE

         The net asset value ("NAV") per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. Equity securities for which market quotations are available are priced at market value. Foreign securities expressed in foreign currency values will be converted into U.S. dollar values at the mean between the currencies' bid and offered quotations. Debt securities are priced at fair value by an independent pricing service using methods approved by Equity Funds IV, Inc.'s Board of Directors. Short-term investments having a maturity of less than 60 days are valued at amortized cost, which approximates market value. All other securities are valued at their fair value as determined in good faith and in a method approved by Equity Funds IV, Inc.'s Board of Directors.

         Class A Shares are purchased at the offering price per share, while Class B Shares and Class C Shares are purchased at the NAV per share. The offering price per share of Class A Shares consists of the NAV per share next computed after the order is received, plus any applicable front-end sales charges.

         The offering price and NAV are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

         The net asset values of all outstanding shares of each class of the Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that class. All income earned and expenses incurred by the Fund will be borne on a pro-rata basis by each outstanding share of a class, based on each class' percentage in the Fund represented by the value of shares of such classes, except that the Capital Appreciation Fund Institutional Class will not incur any of the expenses under the Fund's 12b-1 Plans and the Class A, Class B and Class C Shares alone will bear the 12b-1 Plan expenses, if any, payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocated to each class, the NAV per share of each class of the Fund will vary.

MANAGEMENT OF THE FUND

Directors
         The business and affairs of Equity Funds IV, Inc. are managed under the direction of its Board of Directors. Part B contains additional information regarding Equity Funds IV, Inc.'s directors and officers.

Investment Manager
         The Manager furnishes investment management services to the Fund.


         The Manager and its predecessors have been managing the Delaware Investments funds since 1938. On September 30, 1998, the Manager and its affiliates within Delaware Investments, including Delaware International Advisers Ltd., were managing in the aggregate more than $40 billion in assets in the various institutional or separately managed (approximately $23,666,360,000) and investment company (approximately $17,194,990,000) accounts.

         The Manager is a series of Delaware Management Business Trust. The Manager changed its form of organization from a corporation to a business trust on March 1, 1998. The Manager is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

         The Manager manages the Fund's portfolio and makes investment decisions for the Fund, which are implemented by the Fund's Trading Department. The Manager also administers Equity Funds IV, Inc.'s affairs and pays the salaries of all the directors, officers and employees of Equity Funds IV, Inc. who are affiliated with the Manager. For these services, the Manager is paid an annual fee equal to 0.75% on the first $500 million of average daily net assets, 0.725% on the next $500 million and 0.70% on the average daily net assets in excess of $1 billion. For the fiscal year ended September 30, 1998, investment management fees incurred by the Fund were 0.75% of average daily net assets and no fees were paid by the Fund due to the voluntary waiver of fees by the Manager. The directors of Equity Funds IV, Inc. annually review fees paid to the Manager.

         Gerald S. Frey has primary responsibility for making day-to-day investment decisions for the Fund . Mr. Frey has been Vice President/Senior Portfolio Manager of the Fund since March 1997 and was Co-Manager from June 1996 to March 1997. Mr. Frey holds a BA in Economics from Bloomsburg University and attended Wilkes College and New York University, and he has 21 years' experience in the money management business. Prior to joining Delaware Investments in 1996, he was a Senior Director with Morgan Grenfell Capital Management in New York .

         In making investment decisions for the Fund, Mr. Frey regularly consults with Richard G. Unruh, Jr., Marshall T. Bassett, John A. Heffern, Jeffrey W. Hynoski and Lori P. Wachs. A graduage of Brown University, Mr. Unruh received his MBA from the University of Pennsylvania's Wharton School and joined Delaware Investments in 1982 after 19 years of investment management experience with Kidder, Peabody & Co. Inc. Mr. Unruh was named an Executive Vice President of Equity Funds IV, Inc. in 1994. He is also a member of the Board of the Manager and was named an Executive Vice President of the Manager in 1994. Mr. Bassett, Vice President, joined Delaware Investments in 1997. In his most recent position, he served as Vice President in Morgan Stanley Asset Management's Emerging Growth

Group, where he analyzed small growth companies. Prior to that, he was a trust officer at Sovran Bank and Trust Company. He received his bachelor's degree and MBA from Duke University. Mr. Heffern, Vice President, holds a bachelor's degree and an MBA from the University of North Carolina at Chapel Hill. He joined Delaware Investments in 1997. Previously, he was a Senior Vice President, Equity Research at NatWest Securities Corporation's Specialty Finance Services unit. Prior to that, he was a Principal and Senior Regional Bank Analyst at Alex. Brown & Sons. Mr. Hynoski is a Vice President. He joined Delaware Investments in 1998. Previously he served as a Vice President at Bessemer Trust Company in the mid and large capitalization growth group, where he specialized in the areas of science, technology, and telecommunications. Prior to that, Mr. Hynoski held positions at Lord Abbett & Co. and Cowen Asset Management. Mr. Hynoski holds a BS in Finance from the University of Delaware and an MBA with a concentration in Investments/Portfolio Management and Financial Economics from Pace University. Ms. Wachs is a Vice President. She joined Delaware Investments in 1992 from Goldman Sachs, where she was an equity analyst for two years. She is a graduate of the University of Pennsylvania's Wharton School, where she majored in Finance and Oriental Studies.

         Robert L. Arnold, Vice President/Portfolio Manager for the Fund, has had primary responsibility for making investment decisions for the large cap equity portion of the Fund since March 1997. Prior to this responsibility, he was a financial analyst in Delaware Investments focusing on the financial services industry including banks, thrifts, insurance companies and consumer finance companies. He holds a BS from Carnegie Mellon University and earned an MBA from the University of Chicago. He began his investment career as a management consultant with Arthur Young in Philadelphia. Prior to joining Delaware Investments in March 1992, Mr. Arnold was a planning analyst with Chemical Bank in New York.


Portfolio Trading Practices
         The Fund normally will not invest for short-term trading purposes. However, the Fund may sell securities without regard to the length of time they have been held. The degree of portfolio activity will affect brokerage costs of the Fund and may affect taxes payable by the Fund's shareholders. Given the Fund's investment objective, its annual portfolio turnover rate is not expected to exceed 100%. A turnover rate of 100% would occur, for example, if all the investments in the Fund's portfolio at the beginning of the year were replaced by the end of the year. The turnover rate may also be affected by cash requirements for redemption and repurchases of Fund shares.


         The Manager uses its best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the Manager or to their advisory clients. These services may be used by the Manager in servicing any of its accounts. Subject to best price and execution, the Manager may consider a broker/dealer's sales of the shares of the funds in the Delaware Investments family in placing portfolio orders and may place orders with broker/dealers that have agreed to defray certain expenses of such funds, such as custodian fees.


Performance Information
         From time to time, the Fund may quote total return performance of the Classes in advertising and other types of literature.

         Total return will be based on a hypothetical $1,000 investment, reflecting the reinvestment of all distributions at net asset value and: (i) in the case of Class A Shares, the impact of the maximum front-end sales charge at the beginning of each specified period; and (ii) in the case of Class B Shares and Class C Shares, the deduction of any applicable CDSC at the end of the relevant period. Each presentation will include the average annual total return for one-, five- and ten-year or life-of-fund periods, as relevant. The Fund may also advertise aggregate and average total return information concerning a Class over additional periods of time. In addition, the Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC. In this case, such total return information would be more favorable than total return information that includes the deductions of the maximum front-end sales charge or any applicable CDSC.

         Because securities prices fluctuate, investment results of the Classes will fluctuate over time and past performance should not be considered a guarantee of future results.

Distribution (12b-1) and Service
         The Distributor, Delaware Distributors, L.P., serves as the national distributor of the Fund's shares under a Distribution Agreement with Equity Funds IV, Inc. dated as of November 29, 1996.

         Equity Funds IV, Inc. has adopted a separate distribution plan under Rule 12b-1 for each of the Class A Shares, Class B Shares and Class C Shares (the "Plans"). The Plans permit the Fund to pay the Distributor from the assets of the respective Classes a monthly fee for the Distributor's services and expenses in distributing and promoting sales of shares.


         These expenses include, among other things, preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified periods of time, and paying distribution and maintenance fees to brokers, dealers and others. In connection with the promotion of shares of the Classes, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, and reimburse dealers for expenses incurred in connection with preapproved seminars, conferences, and advertising. The Distributor may pay or allow additional promotional incentives to dealers as part of preapproved sales contests and/or to dealers who provide extra training and information concerning a Class and increase sales of the Class. In addition, the Fund may make payments from the 12b-1 Plan fees of the respective Class directly to others, such as banks, who aid in the distribution of Class shares or provide services in respect of a Class, pursuant to service agreements with Equity Funds IV, Inc. The Distributor has elected voluntarily to waive its right to receive 12b-1 fees (including service fees) from the commencement of the public offering of the Classes through May 31, 1999.


         The 12b-1 Plans applicable to Class B Shares and Class C Shares are designed to permit an investor to purchase these shares through dealers or brokers without paying a front-end sales charge while enabling the Distributor to compensate dealers and brokers for the sale of such shares.

         Absent any applicable fee waiver, the aggregate fees paid by the Fund from the assets of the respective Classes to the Distributor and others under the Plans may not exceed (i) 0.30% of the Class A Shares' average daily net assets in any year, and (ii) 1% (0.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and Class C Shares' average daily net assets in any year. The Fund's Class A, Class B and Class C Shares will not incur any distribution expenses beyond these limits, which may not be increased without shareholder approval.

         While payments, if any, pursuant to the Plans may not exceed 0.30% annually with respect to the Class A Shares, and 1% annually with respect to each of the Class B Shares and the Class C Shares, the Plans do not limit fees to amounts actually expended by the Distributor. It is therefore possible that the Distributor may realize a profit in any particular year. However, the Distributor currently expects that its distribution expenses will likely equal or exceed payments to it under the Plans. The Distributor may, however, incur such additional expenses and make additional payments to dealers from its own resources to promote the distribution of shares of the Classes. The monthly fees paid to the Distributor are subject to the review and approval of Equity Funds IV, Inc.'s unaffiliated directors, who may reduce the fees or terminate the Plans at any time.

         Equity Funds IV, Inc.'s Plans do not apply to the Capital Appreciation Fund Institutional Class of shares. Those shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of the Capital Appreciation Fund Institutional Class shares.

         The Transfer Agent, Delaware Service Company, Inc., serves as the shareholder servicing, dividend disbursing and transfer agent for Equity Funds IV, Inc. under an amended and restated agreement dated as of November 29, 1996. Delaware Service Company, Inc. also provides accounting services to the Fund pursuant to the terms of a separate Fund Accounting Agreement.

         The directors annually review fees paid to the Distributor and the Transfer Agent. The Distributor and the Transfer Agent are also indirect, wholly owned subsidiaries of DMH.



                                    *  *  *

         As with other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by its service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Equity Funds IV, Inc. and the Fund are taking steps to obtain satisfactory assurances that their major service providers are taking steps reasonably designed to address the Year 2000 Problem with respect to the computer systems that such service providers use. There can be no assurances that these steps will be sufficient to avoid any adverse impact on the business of any of the Fund.

         Several European countries are participating in the European Economic and Monetary Union, which will establish a common European currency for participating countries. This currency will commonly be known as the "Euro." It is anticipated that each such participating country will replace its existing currency with the Euro on January 1, 1999. Additional European countries may elect to participate after that date. The Fund, if investing in securities of participating countries, could be adversely affected if the computer systems used by their major service providers are not properly prepared to handle the implementation of this single currency or the adoption of the Euro by additional countries in the future. The Fund is taking steps to obtain satisfactory assurances that the major service providers are taking steps reasonably designed to address these matters with respect to the computer systems that such service providers use. There can be no assurances that these steps will be sufficient to avoid any adverse impact on the business of the Fund.

Expenses
         The Fund is responsible for all of its own expenses other than those borne by the Manager under the Investment Management Agreement and those borne by the Distributor under the Distribution Agreement. The expense ratio of each Class will reflect the impact of its 12b-1 Plan. For the fiscal year ended September 30, 1998, the ratio of expenses to average daily net assets for Class A Shares was 0.75%, which reflects the voluntary waiver of fees by the Manager and the voluntary waiver of the 12b-1 fee by the Distributor.

Without such waivers, the ratio of operating expenses to average daily net assets would have been 2.28%. The Class B Shares and Class C Shares have not commenced operations as of September 30, 1998.


Shares
         Equity Funds IV, Inc. is an open-end management investment company, commonly known as a mutual fund, and the Fund's portfolio of assets is diversified as defined by the 1940 Act. Equity Funds IV, Inc. was organized as a Maryland corporation in September 1985. In addition to the Fund, Equity Funds IV, Inc. currently offers one other series of shares, the DelCap Fund series.


         Equity Funds IV, Inc. shares have a par value of $.01, equal voting rights, except as noted below, and are equal in all other respects. All Fund shares have noncumulative voting rights which means that the holders of more than 50% of Equity Funds IV, Inc.'s shares voting for the election of directors can elect 100% of the directors if they choose to do so. Under Maryland law, Equity Funds IV, Inc. is not required, and does not intend, to hold annual meetings of shareholders unless, under certain circumstances, it is required to do so under the 1940 Act.


         In addition to Class A Shares, Class B Shares and Class C Shares, the Fund also offers Capital Appreciation Fund Institutional Class. Shares of each class represent proportionate interests in the assets of the Fund and have the same voting and other rights and preferences as the other classes of the Fund, except that shares of Capital Appreciation Fund Institutional Class are not subject to, and may not vote on matters affecting, the Distribution Plans under Rule 12b-1 relating to Class A, Class B and Class C Shares. Similarly, as a general matter, the shareholders of Class A Shares, Class B Shares and Class C Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, Class B Shares may vote on any proposal to increase materially the fees to be paid by the Fund under the Rule 12b-1 Plan relating to Class A Shares.


         Lincoln National Corporation Employees' Retirement Trust (the "Trust") made an investment in the Fund. As of October 31, 1998, the Trust owned
99.46% of the outstanding shares of the Fund. Subject to certain limited exceptions, there are no limitations on the Trust's ability to redeem its shares of the Fund and it may elect to do so at any time.

OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS

Small to Medium-Sized Companies

         The Fund invests its assets in equity securities of small to medium-sized companies. These stocks have historically been more volatile in price than larger capitalization stocks, such as those included in the S&P
500. This is because, among other things, smaller companies have a lower degree of liquidity and tend to have a greater sensitivity to changing economic conditions. These companies may have narrow product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are typically subject to a greater degree of change in their earnings and prospects. The companies' securities may trade less frequently and have a smaller trading volume. The securities may be traded only in the over-the-counter markets or on a regional securities exchange. In addition to exhibiting greater volatility, smaller capitalization securities may, to some degree, fluctuate independently of the stocks of larger capitalization companies. For example, the stocks of smaller capitalization companies may decline in price as the price of larger company stocks rise, or vice versa.

Foreign Securities
         The Fund may invest up to 20% of its total assets in foreign securities. Foreign markets may be more volatile than U.S. markets. Such investments involve sovereign risk in addition to the normal risks associated with securities of U.S. issuers. These risks include political risks, foreign taxes and exchange controls and currency fluctuations. For example, foreign portfolio investments may fluctuate in value due to changes in currency rates (i.e., other things being equal, the value of foreign investments would increase with a fall in the value of the dollar, and decrease with a rise in the value of the dollar) and control regulations apart from market fluctuations. The Fund may also experience delays in foreign securities settlement. The Fund currently intends to limit its investment in foreign securities to those issued by entities in developed countries.


Depositary Receipts
         The Fund may make foreign investments through the purchase and sale of sponsored or unsponsored American, European and Global Depositary Receipts ("Depositary Receipts"). Depositary Receipts are receipts typically issued by a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. "Sponsored" Depositary Receipts are issued jointly by the issuer of the underlying security and a depository, whereas "unsponsored" Depositary Receipts are issued without participation of the issuer of the deposited security. Holders of unsponsored Depositary Receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored Depositary Receipt.

Restricted and Illiquid Securities
         The Fund may invest in restricted securities, including privately placed securities, some of which may be eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933. Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers such as the Fund. The Fund may invest no more than 15% of the value of its net assets in illiquid securities.

         While maintaining oversight, the Board of Directors has delegated to the Manager the day-to-day function of determining whether or not individual Rule 144A Securities are liquid for purposes of the Fund's 15% limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

         If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Fund's holdings of illiquid securities exceed the Fund's 15% limit on investments in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.

Investment Company Securities

         Any investments that the Fund makes in either closed-end or open-end investment companies are limited by the 1940 Act, and involve an indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Under the 1940 Act's current limitations, the Fund may not: (1) own more than 3% of the voting stock of another investment company;
(2) invest more than 5% of the Fund's total assets in the shares of any one investment company; nor (3) invest more than 10% of the Fund's total assets in shares of other investment companies. If the Fund elects to limit its investment in other investment companies to closed-end investment companies, the 3% limitation described above is increased to 10%. These percentage limitations also apply to the Fund's investments in unregistered investment companies.

Repurchase Agreements
         The Fund may also use repurchase agreements that are at least 102% collateralized by securities in which the Funds can invest directly. Repurchase agreements help the Fund to invest short-term cash reserves or may be used by the Fund if a temporary defensive posture is deemed appropriate. The Fund may invest cash balances in joint repurchase agreements with other Delaware Investments funds. Under a repurchase agreement, the Fund acquires ownership and possession of a security, and the seller agrees to buy the security back at a specified time and higher price. If the seller is unable to repurchase the security, the Fund could experience delays in liquidating the securities and the Fund could incur a loss. That loss, if any, would be the difference between the repurchase price and the market value of the security. To minimize those possibilities, the Fund may enter into repurchase agreements with banks and broker/dealers deemed by the Manager to be creditworthy under guidelines approved by the Board of Directors and to those which the Manager, under such guidelines, determines to present minimal credit risks and which are of high quality.


When-Issued and Delayed Delivery Securities
         The Fund may purchase securities on a when-issued or delayed delivery basis. In such transactions, securities are purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The Fund will maintain with its custodian bank a separate account with a segregated portfolio of liquid securities in an amount at least equal to these commitments. The payment obligation that will be received are each fixed at the time the Fund enters into the commitment. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price.

REITs
         The Fund may purchase shares of real estate investment trusts ("REITs"). REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like investment companies such as Equity Funds IV, Inc., REITs are not taxed on income distributed to shareholders provided they comply with several requirements in the Internal Revenue Code. REITs are subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code, and/or to maintain exemptions from the 1940 Act.

Borrowing
         The Fund is permitted under certain circumstances to borrow money. Investment securities will not normally be purchased while the Fund has an outstanding borrowing.

Portfolio Loan Transactions
         The Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors. The major risk to which the Fund would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, the Fund will only enter into loan arrangements after a review of all pertinent facts by the Manager, subject to overall supervision by the Board of Directors, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Manager.

Foreign Currency Transactions
         Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations. The Fund may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a "forward foreign currency" contract or "forward" contract). A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. The Fund will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion.

         The Fund may enter into forward contracts to "lock in" the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying security transaction, the Fund will be able to protect itself against a possible loss resulting from an adverse change in currency exchange rates during the period between the date the security is purchased or sold and the date on which payment is made or received.

         When the Manager believes that the currency of a particular country may suffer a significant decline against the U.S. dollar or against another currency, the Fund may enter into a forward foreign currency contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency.

         The Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency.

         As the maturity of a forward contract, the Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Fund may realize a gain or loss from currency transactions.

         The Fund also may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter) for hedging purposes to protect against declines in the U.S. dollar cost of foreign securities held by the Fund and against increases in the U.S. dollar cost of such securities to be acquired. Call options on foreign currency written by the Fund will be covered, which means that the Fund will own the underlying foreign currency. With respect to put options on foreign currency written by the Fund, the Fund will establish a segregated account with its custodian bank consisting of cash, U.S. Government securities or other high-grade liquid debt securities in an amount equal to the amount the Fund will be required to pay upon exercise of the put.

         As in the case of other kinds of options, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates, although, in the event of rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

Futures Contracts
         The Fund may enter into futures contracts on stocks, stock indices and foreign currencies, and purchase or sell options on such futures contracts. These activities will not be entered into for speculative purposes, but rather for hedging purposes and to facilitate the ability to quickly deploy into the stock market the Fund's positions in cash, short-term debt securities and other money market instruments, at times when the Fund's assets are not fully invested in equity securities. Such positions will generally be eliminated when it becomes possible to invest in securities that are appropriate for the Fund.

         A futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument, or for the making and acceptance of a cash settlement, at a stated time in the future for a fixed price. By its terms, a futures contract provides for a specified settlement date on which the securities underlying the contract are delivered, or in the case of securities index futures contracts, the difference between the price at which the contract was entered into and the contract's closing value is settled between the purchaser and seller in cash. Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. In addition, futures contracts call for settlement only on the expiration date, and cannot be "exercised" at any other time during their term.

         The purchase or sale of a futures contract also differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalents, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as "initial margin" as a good faith deposit. This amount is generally maintained in a segregated account at the custodian bank. Subsequent payments to and from the broker, referred to as "variation margin," are made on a daily basis as the value of the index or instrument underlying the futures contract fluctuates, making positions in the futures contracts more or less valuable, a process known as "marking to the market."

         Purchases or sales of stock index futures contracts are used for hedging purposes to attempt to protect the Fund's current or intended investments from broad fluctuations in stock prices. For example, the Fund may sell stock index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund's securities portfolio that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When the Fund is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Fund intends to purchase. As such purchases are made, the corresponding positions in stock index futures contracts will be closed out.

         The Fund may purchase and sell foreign currency futures contracts for hedging purposes to attempt to protect its current or intended investments denominated in foreign currencies from fluctuations in currency exchange rates. Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. The Fund may sell futures contracts on a foreign currency, for example, when it holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. In the event such decline occurs, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the futures contracts. However, if the value of the foreign currency increases relative to the dollar, the Fund's loss on the foreign currency futures contract may or may not be offset by an increase in the value of the securities because a decline in the price of the security stated in terms of the foreign currency may be greater than the increase in value as a result of the change in exchange rates.

         Conversely, the Fund could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. When the Fund purchases futures contracts under such circumstances, however, and the price of securities to be acquired instead declines as a result of appreciation of the dollar, the Fund will sustain losses on its futures position which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

         The Fund may also purchase and write options on the types of futures contracts in which the Fund may invest, and enter into related closing transactions. Options on futures are similar to options on securities, as described below, except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than to actually purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. In the event that an option written by the Fund is exercised, the Fund will be subject to all the risks associated with the trading of futures contracts, such as payment of variation margin deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

         At any time prior to the expiration of a futures contract, a trader may elect to close out its position by taking an opposite position on the contract market on which the position was entered into, subject to the availability of a secondary market, which will operate to terminate the initial position. Likewise, a position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to availability of a secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The Fund may realize a profit or a loss when closing out a futures contract or an option on a futures contract.

         To the extent that interest or exchange rates or securities prices move in an unexpected direction, the Fund may not achieve the anticipated benefits of investing in futures contracts and options thereon, or may realize a loss. To the extent that the Fund purchases an option on a futures contract and fails to exercise the option prior to the exercise date, it will suffer a loss of the premium paid. Further, the possible lack of a secondary market could prevent the Fund from closing out its positions relating to futures. See Part B for a further discussion of this investment technique.

Options
         The Fund may write covered call options on individual issues as well as write call options on stock indices. The Fund may also purchase put options on individual issues and on stock indices. The Manager will employ these techniques in an attempt to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets. The ability to hedge effectively using options on stock indices will depend, in part, on the correlation between the composition of the index and the Fund's portfolio as well as the price movement of individual securities. The Manager may also write covered call options to achieve income to offset the cost of purchasing put options.

         While there is no limit on the amount of the Fund's assets which may be invested in covered call options, the Fund will not invest more than 2% of its net assets in put options. The Fund will only use Exchange-traded options.

Call Options
         Writing a Covered Call Option on Securities - A covered call option obligates the Fund to sell one of its securities for an agreed price up to an agreed date. When the Fund writes a call, it receives a premium and agrees to sell the callable securities to a purchaser of a corresponding call during the call period (usually, not more than nine months) at a fixed price regardless of market price changes during the call period. The advantage is that the Fund receives premium income for the limited purpose of offsetting the costs of purchasing put options or offsetting any capital loss or decline in the market value of the security. However, if the Manager's forecast is wrong, the Fund may not fully participate in the market appreciation if the security's price rises.

         Writing a Call Option on Stock Indices - Writing a call option on stock indices is similar to the writing of a call option on an individual stock. Stock indices used will include, but not be limited to, the S&P 500, the S&P 100 and the S&P Over-The-Counter ("OTC") 250.

Put Options
         Purchasing a Put Option - A put option gives the Fund the right to sell one of its securities for an agreed price up to an agreed date. The advantage is that the Fund can be protected should the market value of the security decline. However, the Fund must pay a premium whether or not the put option is exercised.

         Purchasing a Put Option on Stock Indices - Purchasing a protective put option on stock indices is similar to the purchase of protective puts on an individual stock. Indices used will include, but not be limited to, the S&P 500, the S&P 100 and the S&P OTC 250.

         Closing Transactions - Closing transactions essentially let the Fund offset a put option or covered call option prior to its exercise or expiration. If the Fund cannot effect a closing transaction, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.


         Part B describes certain of these investment policies and risk considerations. Part B sets forth other investment policies, risk considerations and more specific investment restrictions.

         Delaware Investments includes funds with a wide range of investment objectives. Stock funds, income funds, national and state-specific tax-exempt funds, money market funds, global and international funds and closed-end funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, contact your financial adviser or call Delaware Investments at 800-523-1918.

INVESTMENT MANAGER
Delaware Management Company
One Commerce Square
Philadelphia, PA  19103


NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA 19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA 19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA 19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA 19103

CUSTODIAN
The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY 11245

     For more information contact
Delaware Investments at 800-510-4015.                --------------------------

                                                      CAPITAL APPRECIATION FUND

                                                      --------------------------

                                                      INSTITUTIONAL CLASS

                                                      --------------------------




INVESTMENT MANAGER
Delaware Management Company                           P R O S P E C T U S
One Commerce Square
Philadelphia, PA 19103                                --------------------------

NATIONAL DISTRIBUTOR                                  NOVEMBER 30, 1998
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA 19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA 19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA 19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA 19103

CUSTODIAN
The Chase Manhattan                                 DELAWARE
Bank 4 Chase Metrotech Center                       INVESTMENTS
Brooklyn, NY 11245                                  -----------


                                                    [GRAPHIC OMITTED]

CAPITAL APPRECIATION FUND                                            PROSPECTUS
INSTITUTIONAL CLASS SHARES                                    NOVEMBER 30, 1998




                   1818 Market Street, Philadelphia, PA 19103


                           For more information about
                     Capital Appreciation Fund Institutional
                 Class call Delaware Investments at 800-510-4015.



         This Prospectus describes the Capital Appreciation Fund series (the "Fund") of Delaware Group Equity Funds IV, Inc. ("Equity Funds IV, Inc."), a professionally-managed mutual fund of the series type. The investment objective of the Fund is capital appreciation. The Fund will attempt to achieve its objective by investing primarily in equity securities of small to medium-sized companies expected to grow over time and, to a lesser extent, in equity securities of larger, more well established companies presenting growth potential.


         This Prospectus relates only to the Fund's institutional class, Capital Appreciation Fund Institutional Class (the "Class"), and sets forth information that you should read and consider before you invest. Please retain it for future reference. The Statement of Additional Information ("Part B" of Equity Funds IV, Inc.'s registration statement), dated November 30, 1998, as it may be amended from time to time, contains additional information about the Fund and has been filed with the Securities and Exchange Commission ("SEC"). Part B is incorporated by reference into this Prospectus and is available, without charge, by writing to Delaware Distributors, L.P. at the above address or by calling 800-523-1918. The Fund's financial statements appear in its Annual Report, which will accompany any response to requests for Part B. In addition, the SEC maintains a Web site (http://www.sec.gov) that contains Part B, material we incorporated by reference, and other information regarding registrants that electronically file with the SEC.

         The Fund also offers Capital Appreciation Fund A Class, Capital Appreciation Fund B Class and Capital Appreciation Fund C Class. Shares of these classes are subject to sales charges and other expenses, which may affect their performance. A prospectus for these classes can be obtained by writing to Delaware Distributors, L.P. at the above address or by calling 800-523-1918.

                               TABLE OF CONTENTS

                                                            Page
                                                            ----

Cover Page .............................................

Synopsis ...............................................

Summary of Expenses ....................................

Financial Highlights ...................................

Investment Objective and Policies
         Suitability and Certain Risk Factors ..........
         Investment Strategy ...........................

Classes of Shares ......................................

How to Buy Shares ......................................

Redemption and Exchange ................................

Dividends and Distributions ............................

Taxes ..................................................

Calculation of Net Asset Value Per Share ...............

Management of the Fund .................................

Other Investment Policies and Risk Considerations ......

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS. MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN; HOWEVER, SHARES OF THE FUND ARE NOT FDIC OR NCUSIF INSURED, ARE NOT GUARANTEED BY ANY BANK OR ANY CREDIT UNION, ARE NOT OBLIGATIONS OF ANY BANK OR ANY CREDIT UNION, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. SHARES OF THE FUND ARE NOT BANK OR CREDIT UNION DEPOSITS.

SYNOPSIS

Investment Objective
         The investment objective of the Fund is to seek capital appreciation. The Fund will attempt to achieve its objective by investing primarily in equity securities of small to medium-sized companies expected to grow over time and, to a lesser extent, in equity securities of larger, more well established companies presenting growth potential. See Investment Objective and Policies and Other Investment Policies and Risk Considerations.

Risk Factors and Special Considerations
         1. Investments in equity securities of small to medium-sized companies may present greater risks than investments in larger capitalization companies, as the market prices of securities issued by smaller companies tend to fluctuate, particularly in the short-term, and some smaller company securities may be speculative. See Suitability and Certain Risk Factors under Investment Objective and Policies.

         2. The Fund may enter into options and futures transactions for hedging purposes and, among other reasons, to attempt to counterbalance portfolio volatility. While the Fund does not engage in options and futures for speculative purposes, there are risks that result from the use of these instruments. See Futures Contracts and Options under Other Investment Policies and Risk Considerations.

         3. The Fund may invest up to 20% of its total assets directly in securities of foreign issuers denominated in foreign currencies. Consequently, the Fund may be affected by changes in currency exchange rates and controls and may incur costs in connection with conversions between currencies. To hedge the currency risks associated with investments in securities of foreign companies denominated in foreign currencies and to expedite settlement of portfolio transactions, the Fund may enter into certain foreign currency transactions. These activities pose special risks which do not typically arise in connection with investments denominated in U.S. dollars. See Foreign Securities, Futures Contracts and Foreign Currency Transactions under Other Investment Policies and Risk Considerations.


Investment Manager, Distributor and Transfer Agent
         Delaware Management Company (the "Manager") furnishes investment management services to the Fund, subject to the supervision and direction of Equity Funds IV, Inc.'s Board of Directors. The Manager also provides investment management services to certain of the other Delaware Investments funds. Delaware Distributors, L.P. (the "Distributor") is the national distributor for the Fund and for all of the other mutual funds in Delaware Investments. Delaware Service Company, Inc. (the "Transfer Agent") is the shareholder servicing, dividend disbursing, accounting services and transfer agent for the Fund and for all of the other mutual funds in Delaware Investments. See Summary of Expenses and Management of the Fund for further information regarding the Manager and fees payable under the Fund's Investment Management Agreement.


Purchase Price
         Shares of the Class offered by this Prospectus are available at net asset value, without a front-end or contingent deferred sales charge, and are not subject to distribution fees under a Rule 12b-1 distribution plan.
See Classes of Shares.
                                       -4-

Redemption and Exchange
         Shares of the Class are redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request. See Redemption and Exchange.

Open-End Investment Company
         Equity Funds IV, Inc., which was organized as a Maryland corporation in 1985, is an open-end management investment company. The Fund's portfolio of assets is diversified as defined by the Investment Company Act of 1940 (the "1940 Act"). See Shares under Management of the Fund.

SUMMARY OF EXPENSES


                        Shareholder Transaction Expenses
--------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)........................     None

Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price)........................     None

Exchange Fees................................................     None(1)



                            Annual Operating Expenses
                  (as a percentage of average daily net assets)
--------------------------------------------------------------------------------
Management Fees (after voluntary waivers)(2).................     0.00%

12b-1 Fees...................................................     None

Other Operating Expenses.....................................     0.75%

Total Operating Expenses (after voluntary waivers)(2)........     0.75%

(1) Exchanges are subject to the requirements of each fund and a front-end sales charge may apply.
(2) The Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by the Capital Appreciation Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the "Total Operating Expenses" of the Class do not exceed 0.75% during the commencement of the public offering of the Class through May 31, 1999.
    If the voluntary expense waivers were not in effect, the "Total Operating Expenses," as a percentage of average daily net assets, would be 1.98% for the Capital Appreciation Fund Institutional Class, reflecting management fees of 0.75%.



         For expense information about Capital Appreciation Fund A Class, Capital Appreciation Fund B Class and Capital Appreciation Fund C Class, see the separate prospectus relating to those classes.

         The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return, and (2) redemption at the end of each time period. The following example assumes the voluntary waiver of the management fee by the Manager as discussed in this Prospectus.


     1 year             3 years             5 years              10 years
     ------             -------             -------              --------
       $8                 $24                 $42                   $93

This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.


         The purpose of the above tables is to assist the investor in understanding the various costs and expenses that an investor in the Class will bear directly or indirectly.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


The following financial highlights are derived from the financial statements of Delaware Group Equity Funds IV, Inc. - Capital Appreciation Fund and have been audited by Ernst & Young LLP, independent auditors. The data should be read in conjunction with the financial statements, related notes, and the report of Ernst & Young LLP, all of which are incorporated by reference into Part B. Further information about the Fund's performance is contained in its Annual Report to shareholders. A copy of the Fund's Annual Report (including the report of Ernst & Young LLP) may be obtained from Equity Funds IV, Inc. upon request at no charge.

--------------------------------------------------------------------------------


                                                                                                   Institutional Class


                                                                                                                   Period
                                                                                                 Year             12/2/96(1)
                                                                                                Ended              through
                                                                                               9/30/98             9/30/97

Net asset value, beginning of period...................................................       $10.160              $8.500

Income from investment operations:
    Net investment income..............................................................         0.082 (2)           0.067
    Net realized and unrealized gain (loss) on investments.............................        (0.755)              1.601
    Total from investment operations...................................................        (0.673)              1.668

Less dividends and distributions:
    Dividends from net investment income...............................................        (0.076)             (0.008)
    Distributions from net realized gain on investments................................        (0.421)               none
    Total dividends and distributions..................................................        (0.497)             (0.008)

Net asset value, end of period.........................................................        $8.990             $10.160

Total return (3)(4)....................................................................         (6.91%)             19.64%

Ratios and supplemental data:
    Net assets, end of period (000 omitted)............................................        $2,227              $2,393
    Ratio of expenses to average daily net assets......................................          0.75%               0.75%
    Ratio of expenses to average daily net assets prior to expense limitation..........          1.98%               1.40%
    Ratio of net investment income to average daily net assets                                   0.83%               0.91%
    Ratio of net investment income (loss) to average daily net assets prior
       to expense limitation...........................................................         (0.40%)              0.27%
    Portfolio turnover.................................................................           163%                 84%
    Average commission rate paid (5)...................................................       $0.0495             $0.0594


----------
(1) Date of initial public offering; ratios have been annualized but total return has not been annualized. Total return for this short of a time period may not be representative of longer term results.
(2) The per share information for the year ended 9/30/98 is based on the average shares outstanding method. (3) Total investment return is based on the change in net asset value of a share and assumes reinvestment of distributions at net asset value.
(4) Total return reflects the expense [limitation] referenced under Summary of Expenses.
(5) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

INVESTMENT OBJECTIVE AND POLICIES

         The investment objective of the Fund is to seek capital appreciation. It seeks to achieve that objective by investing, under normal market conditions, primarily in equity securities of small to mid-sized companies that the Manager believes exhibit growth potential that significantly exceeds the average anticipated growth rate of companies included in the Standard & Poor's 500 (R) Composite Stock Price Index ("S&P 500"). Small to medium-sized companies generally are those having a current equity market capitalization of less than $3 billion.

SUITABILITY AND CERTAIN RISK FACTORS
         The Fund may be suitable for the patient investor interested in capital appreciation. Investors should be willing to accept the risks associated with investments in equity securities issued by domestic and foreign issuers.

         While equity securities of small to medium-sized companies may offer the potential for greater capital appreciation than securities issued by larger companies, investments in securities of smaller companies, some of which may be speculative, may present greater risks. The prices of equity securities, especially of smaller companies, tend to fluctuate in response to the condition of individual companies as well as general market and economic conditions. Consequently, the Fund's net asset value will fluctuate and an investment in the Fund may be inappropriate for the short-term investor.

         In addition, investments in securities issued by foreign companies involve special risks, including those associated with currency fluctuations, as well as political, economic and social circumstances that may be different from and more volatile than those present in the U.S. market.

         As a result, the Fund of course can not assure a specific rate of return or that the Fund's principal will be protected. Through cautious selection and supervision of Fund investments, however, the Manager will strive to achieve the Fund's objective.


         The Fund is designed for capital appreciation; providing current income is not a goal of the Fund. Any income produced, therefore, is expected to be minimal. Investors should not consider an investment in the Fund as equivalent to a complete investment program. Delaware Investments includes a family of funds generally available through registered investment dealers which may be used in concert to create a more complete investment program.


INVESTMENT STRATEGY
         The Fund also invests in equity securities of larger capitalization companies that the Manager believes present greater than average growth potential compared to other S&P 500 companies.

         Common stock generally is the principal kind of equity security in which the Fund invests. The Fund, however, may invest any portion of its assets in any type of equity security available in the marketplace, including without limitation, preferred stock, warrants and equity and debt securities convertible into common stock. See Other Investment Policies and Risks Considerations and Part B.

         The Fund may enter into options and futures transactions for hedging purposes and, among other reasons, to attempt to counterbalance portfolio volatility. See Futures Contracts and Options under Other Investment Policies and Risk Considerations.

(EQ4/CAF-I)


         Up to 20% of the Fund's total assets may be invested directly in equity securities of foreign companies or indirectly in foreign securities through investments in American, Global or European Depositary Receipts. In connection with its investments in foreign securities, the Fund may hold foreign currency directly and, to hedge the currency risk associated with securities denominated in foreign currencies, may enter into currency futures transactions and forward foreign currency transactions. See Foreign Securities, Depositary Receipts, Foreign Currency Transactions and Futures Contracts under Other Investment Policies and Risk Considerations.

         Should the market warrant a temporary defensive approach, the Fund may invest all or a substantial part of its assets in fixed-income securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, as well as short-term debt, other money-market instruments or corporate bonds rated investment grade (i.e., rated Baa or above by Moody's Investors Service, Inc. ("Moody's') or BBB or above by Standard & Poor's Ratings Group ("S&P")) or, if unrated, instruments determined to be of comparable quality by the Manager. The Fund may also invest in these instruments pending investment in equity securities appropriate for the Fund of proceeds from new sales of Fund shares from proceeds of the sale of the Fund's portfolio securities or to maintain sufficient cash to meet redemptions. See Appendix A of Part B for a description of those ratings.


         The Fund will constantly strive to achieve its investment objective of capital appreciation and, in investing to do so, may hold securities for any period of time. There can be no assurance, however, that the Fund will achieve its investment objective. The Fund's investment objective may be changed without shareholder approval.


         For additional information on the Fund's investment policies and certain risks associated with investments in certain types of securities, see Other Investment Policies and Risk Considerations.

CLASSES OF SHARES

         The Distributor serves as the national distributor for the Fund. Shares of the Class may be purchased directly by contacting the Fund or its agent or through authorized investment dealers. All purchases of shares of the Class are at net asset value. There is no front-end or contingent deferred sales charge.

         Investment instructions given on behalf of participants in an employer-sponsored retirement plan are made in accordance with directions provided by the employer. Employees considering purchasing shares of the Class as part of their retirement program should contact their employer for details.


         Shares of the Class are available for purchase only by: (a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (b) tax-exempt employee benefit plans of the Manager or its affiliates and securities dealer firms with a selling agreement with the Distributor; (c) institutional advisory accounts of the Manager or its affiliates and those having client relationships with Delaware Investment Advisers, an affiliate of the Manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (d) a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; and (e) registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.


Capital Appreciation Fund A Class, Capital Appreciation Fund B Class and Capital Appreciation Fund C Class

         In addition to offering Capital Appreciation Fund Institutional Class, the Fund also offers Capital Appreciation Fund A Class, Capital Appreciation Fund B Class and Capital Appreciation Fund C Class, which are described in a separate prospectus. Shares of Capital Appreciation Fund A Class, Capital Appreciation Fund B Class and Capital Appreciation Fund C Class may be purchased through authorized investment dealers or directly by contacting the Fund or its Distributor. Class A Shares, Class B Shares and Class C Shares may have different sales charges and other expenses which may affect performance. To obtain a prospectus relating to such classes, contact the Distributor by writing to the address or by calling the phone numbers listed on page 1 of this Prospectus.

HOW TO BUY SHARES
         The Fund makes it easy to invest by mail, by wire, by exchange and by arrangement with your investment dealer. In all instances, investors must qualify to purchase shares of the Class.

Investing Directly by Mail

1. Initial Purchases--An Investment Application, or in the case of a retirement plan account, an appropriate retirement plan application, must be completed, signed and sent with a check payable to Capital Appreciation Fund Institutional Class, to Delaware Investments at 1818 Market Street, Philadelphia, PA 19103.


2. Subsequent Purchases--Additional purchases may be made at any time by mailing a check payable to Capital Appreciation Fund Institutional Class. Your check should be identified with your name(s) and account number.

Investing Directly by Wire

         You may purchase shares by requesting your bank to transmit funds by wire to First Union National Bank, ABA #031201467, account number
2014128934013 (include your name(s) and your account number).

1. Initial Purchases--Before you invest, telephone the Fund's Client Services Department at 800-510-4015 to get an account number. If you do not call first, it may delay processing your investment. In addition, you must promptly send your Investment Application, or in the case of a retirement plan account, an appropriate retirement plan application, to Capital Appreciation Fund Institutional Class, to Delaware Investments at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--You may make additional investments anytime by wiring funds to First Union National Bank, as described above. You must advise your Client Services Representative by telephone at 800-510-4015 prior to sending your wire.

         Investing by Exchange If you have an investment in another mutual fund in Delaware Investments and you qualify to purchase shares of the Class, you may write and authorize an exchange of part or all of your investment into the Fund. However, shares of Capital Appreciation Fund B Class and Capital Appreciation Fund C Class and Class B Shares and Class C Shares of the other funds in Delaware Investments offering such a class of shares may not be exchanged into the Class. If you wish to open an account by exchange, call your Client Services Representative at 800-510-4015 for more information. See Redemption and Exchange for more complete information concerning your exchange privileges.


Investing through Your Investment Dealer
         You can make a purchase of Fund shares through most investment dealers who, as part of the service they provide, must transmit orders promptly. They may charge for this service.

Purchase Price and Effective Date
         The purchase price (net asset value) is determined as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

         The effective date of a purchase is the date the order is received by the Fund, its agent or designee. The effective date of a direct purchase is the day your wire, electronic transfer or check is received, unless it is received after the time the share price is determined, as noted above. Purchase orders received after such time will be effective the next business day.

The Conditions of Your Purchase

         The Fund reserves the right to reject any purchase order. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. The Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Investments family. The Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.


         The Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under $250 as a result of redemptions.

REDEMPTION AND EXCHANGE

         Redemption and exchange requests made on behalf of participants in an employer-sponsored retirement plan are made in accordance with directions provided by the employer. Employees should therefore contact their employer for details.


         Your shares will be redeemed or exchanged based on the net asset value next determined after the Fund receives your request in good order. For example, redemption and exchange requests received in good order after the time the net asset value of shares is determined will be processed on the next business day. See Purchase Price and Effective Date under How to Buy Shares. Except as otherwise noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. With regard to exchanges, you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Fund at 800-510-4015. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.


         All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.

         The Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Fund will honor redemption requests as to shares for which a check was tendered as payment, but the Fund will not mail or wire the proceeds until it is reasonably satisfied that the check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. The Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.


         Shares of the Class may be exchanged into any other Delaware Investments mutual fund, provided: (1) the investment satisfies the eligibility and other requirements set forth in the prospectus of the fund being acquired, including the payment of any applicable front-end sales charge; and (2) the shares of the fund being acquired are in a state where that fund is registered. If exchanges are made into other shares that are eligible for purchase only by those permitted to purchase shares of the Class, such exchange will be exchanged at net asset value. Shares of the Class may not be exchanged into Class B Shares or Class C Shares of the funds in the Delaware Investments family. The Fund may suspend, terminate or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.


         Various redemption and exchange methods are outlined below. No fee is charged by the Fund or the Distributor for redeeming or exchanging your shares, although in the case of an exchange, a sales charge may apply. You may also have your investment dealer arrange to have your shares redeemed or exchanged. Your investment dealer may charge for this service.

         All authorizations given by shareholders, including selection of any of the features described below, shall continue in effect until such time as a written revocation or modification has been received by the Fund or its agent.

Written Redemption and Exchange

         You can write to the Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares or to request an exchange of any or all of your shares into another mutual fund in Delaware Investments, subject to the same conditions and limitations as other exchanges noted above. The request must be signed by all owners of the account or your investment dealer of record.

         For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Fund requires a signature by all owners of the account and may require a signature guarantee. A signature guarantee can be obtained from a commercial bank, a trust company, or a member of a securities transfer association medallion program ("STAMP"). A signature guarantee cannot be provided by a notary public. A signature guarantee is designed to protect the shareholders, the Equity Funds IV, Inc. and its agents from fraud. The Fund reserves the right to reject a signature guarantee supplied by an institution based on its creditworthiness. The Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.


         Payment is normally mailed the next business day after receipt of your redemption request. Certificates are issued for shares only if you submit a specific request. If your shares are in certificate form, the certificate(s) must accompany your request and also be in good order.

         You also may submit your written request for redemption or exchange by facsimile transmission at the following number: 215-255-8864.

Telephone Redemption and Exchange

         To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your shares in certificate form, you may redeem or exchange only by written request and you must return your certificate(s).


         The Telephone Redemption--Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in writing that you do not wish to have such services available with respect to your account. The Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

         Neither the Fund nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. A written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption--Check to Your Address of Record
         You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your record address. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request.

Telephone Redemption--Proceeds to Your Bank
         Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must submit a written authorization and you may need to have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call your Client Services Representative prior to the time the net asset value is determined, as noted above.

Telephone Exchange

         You or your investment dealer of record can exchange shares into any fund in Delaware Investments under the same registration. As with the written exchange service, telephone exchanges are subject to the same conditions and limitations as other exchanges noted above. Telephone exchanges may be subject to limitations as to amounts or frequency.

DIVIDENDS AND DISTRIBUTIONS

         The Fund will make payments from the Fund's net investment income and net realized securities profits, if any, twice a year. The first payment normally will be made during the first quarter following the end of Equity Funds IV, Inc.'s fiscal year. The second payment would be made near the end of the calendar year to comply with certain requirements of the Internal Revenue Code. Both dividends and distributions are automatically reinvested in your account at net asset value.

         Each Class of the Fund will share proportionately in the investment income and expenses of the Fund, except that the Class will not incur distribution fees under the Rule 12b-1 Plans which, absent any applicable fee waiver, apply to Capital Appreciation Fund A Class, Capital Appreciation Fund B Class and Capital Appreciation Fund C Class.

TAXES

         The tax discussion set forth below is included for general information only. Investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Fund.


         On August 5, 1997, the Taxpayer Relief Act of 1997 (the "1997 Act") was signed into law. This new law made sweeping changes in the Internal Revenue Code (the "Code"). Because many of these changes are complex, and only indirectly affect the Fund and its distributions to you, they are discussed in Part B. Changes in the treatment of capital gains, however, are discussed in this section.


         The Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Code. As such, the Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and it satisfies certain other requirements relating to the sources of its income and diversification of its assets.


         The Fund intends to distribute substantially all of its net investment income and net capital gains, if any. Dividends from net investment income or net short-term capital gains will be taxable to you as ordinary income, whether received in cash or in additional shares. For corporate investors, dividends from net investment income will generally qualify in part for the corporate dividends-received deduction. The portion of dividends paid by the Fund that so qualifies will be designated each year in a notice from Equity Funds IV, Inc. to the Fund's shareholders. For the fiscal year ended September 30, 1998, none of the Fund's dividends from net investment income qualified for the dividends-received deduction to corporations.


         Distributions paid by the Fund from long-term capital gains, received in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor has owned shares in the Fund. The Fund does not seek to realize any particular amount of capital gains during a year; rather, realized gains are a by-product of Fund management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in the Fund are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.

The Treatment of Capital Gain Distributions under the Taxpayer Relief
Act of 1997

         The 1997 Act creates a category of long-term capital gain for individuals that will be taxed at new lower tax rates. For investors who are in the 28% or higher federal income tax brackets, these gains will be taxed at a minimum of 20%. For investors who are in the 15% federal income tax bracket, these gains will be taxed at a maximum of 10%. Capital gain distributions will qualify for these new maximum tax rates, depending on when the Fund's securities were sold and how long they were held by the Fund before they were sold. The holding periods for which the new rates apply were revised by the Internal Revenue Service Restructuring and Reform Act of 1998 and the Omnibus Consolidated and Emergency Supplemental Appropriations Act, which included technical corrections to the 1997 Act. Investors who want more information on holding periods and other qualifying rules relating to these new rates should review the expanded discussion in Part B, or should contact their own tax advisers.


         Equity Funds IV, Inc. will advise you in its annual information reporting at calendar year end of the amount of its capital gain distributions which will qualify for these maximum federal tax rates.

         Although dividends generally will be treated as distributed when paid, dividends which are declared in October, November or December to shareholders of record on a specified date in one of those months, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Fund and received by the shareholder on December 31 of the calendar year in which they are declared.


         The sale of shares of the Fund is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between the Fund and any other fund in the Delaware Investments family. Any loss incurred on a sale or exchange of Fund shares that had been held for six months or less will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.


         In addition to the federal taxes described above, shareholders may or may not be subject to various state and local taxes. For example, distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes. Because investors' state and local taxes may be different than the federal taxes described above, investors should consult their own tax advisers.

         Each year, Equity Funds IV, Inc. will mail to you information on the tax status of the Fund's dividends and distributions. Shareholders will also receive each year information as to the portion of dividend income that is derived from U.S. government securities that are exempt from state income tax. Of course, shareholders who are not subject to tax on their income would not be required to pay tax on amounts distributed to them by the Fund.

         Equity Funds IV, Inc. is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Investment Application your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

         See Accounting and Tax Issues and Taxes in Part B for additional information on tax matters relating to the Fund and its shareholders.

CALCULATION OF NET ASSET VALUE PER SHARE

         The purchase and redemption price of Class shares is the net asset value ("NAV") per share of Class shares next computed after the order is received. The NAV is computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.


         The NAV per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. Equity securities for which market quotations are available are priced at market value. Foreign securities expressed in foreign currency values will be converted into U.S. dollar values at the mean between the currencies' bid and offered quotations. Debt securities are priced on the basis of valuations provided by an independent pricing service using methods approved by Equity Funds IV, Inc.'s Board of Directors. Short-term investments having a maturity of less than 60 days are valued at amortized cost, which approximates market value. All other securities are valued at their fair value as determined in good faith and in a method approved by Equity Funds IV, Inc.'s Board of Directors.


         The net asset values of all outstanding shares of each class of the Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that class. All income earned and expenses incurred by the Fund will be borne on a pro-rata basis by each outstanding share of a class, based on each class' percentage in the Fund represented by the value of shares of such classes, except that the Class will not incur any of the expenses under the Fund's 12b-1 Plans and Capital Appreciation Fund A, B and C Classes alone will bear the 12b-1 Plan fees payable under their respective Plans.

MANAGEMENT OF THE FUND

Directors
         The business and affairs of Equity Funds IV, Inc. are managed under the direction of its Board of Directors. Part B contains additional information regarding Equity Funds IV, Inc.'s directors and officers.

Investment Manager
         The Manager furnishes investment management services to the Fund.


         The Manager and its predecessors have been managing the Delaware Investments funds since 1938. On September 30, 1998, the Manager and its affiliates within Delaware Investments, including Delaware International Advisers Ltd., were managing in the aggregate more than $40 billion in assets in the various institutional or separately managed (approximately $23,666,360,000) and investment company (approximately $17,194,990,000) accounts.

         The Manager is a series of Delaware Management Business Trust. The Manager changed its form of organization from a corporation to a business trust on March 1, 1998. The Manager is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

         The Manager manages the Fund's portfolio and makes investment decisions for the Fund, which are implemented by the Fund's Trading Department. The Manager also administers Equity Funds IV, Inc.'s affairs and pays the salaries of all the directors, officers and employees of Equity Funds IV, Inc. who are affiliated with the Manager. For these services, the Manager is paid an annual fee equal to 0.75% on the first $500 million of average daily net assets, 0.725% on the next $500 million and 0.70% on the average daily net assets in excess of $1 billion. For the fiscal year ended September 30, 1998, investment management fees incurred by the Fund were 0.75% of average daily net assets and no fees were paid by the Fund due to the voluntary waiver of fees by the Manager. The directors of Equity Funds IV, Inc. annually review fees paid to the Manager.

         Gerald S. Frey has primary responsibility for making day-to-day investment decisions for the Fund. Mr. Frey has been Vice President/Senior Portfolio Manager of the Fund since March 1997 and was Co-Manager from June 1996 to March 1997. Mr. Frey holds a BA in Economics from Bloomsburg University and attended Wilkes College and New York University[, and he has 21 years' experience in the money management business]. Prior to joining Delaware [Investments] in 1996, he was a Senior Director with Morgan Grenfell Capital Management in New York.

         In making investment decisions for the Fund, Mr. Frey regularly consults with Richard G. Unruh, Jr., Marshall T. Bassett, John A. Heffern, Jeffrey W. Hynoski and Lori P. Wachs. A grduate of Brown University, Mr. Unruh received his MBA from the University of Pennsylvania's Wharton School and joined Delaware Investments in 1982 after 19 years of investment management experience with Kidder, Peabody & Co. Inc. Mr Unruh was named an Executive Vice President of Equiy Funds IV, Inc. in 1994. He is also a member of the Board of the Manager and was named an Executive Vice President of the Manager in 1994. Mr. Bassett, Vice President, joined Delaware Investments in 1997. In his most recent position, he served as Vice President in Morgan Stanley Asset Management's Emerging Growth Group, where he analyzed small growth companies. Prior to that, he was a trust officer at Sovran Bank and Trust Company. He received his bachelor's degree and MBA from Duke University. Mr. Heffern, Vice President, holds a bachelor's degree and an MBA from the University of North Carolina at Chapel Hill. He joined Delaware Investments in 1997. Previously, he was a Senior Vice President, Equity Research at NatWest Securities Corporation's Specialty Finance Services unit. Prior to that, he was a Principal and Senior Regional Bank Analyst at Alex. Brown & Sons. Mr. Hynoski is a Vice President. He joined Delaware Investments in 1998. Previously he served as a Vice President at Bessemer Trust Company in the mid and large capitalization growth group, where he specialized in the areas of science, technology, and telecommunications. Prior to that, Mr. Hynoski held positions at Lord Abbett & Co. and Cowen Asset Management. Mr. Hynoski holds a BS in Finance from the University of Delaware and an MBA with a concentration in Investments/Portfolio Management and Financial Economics from Pace University. Ms. Wachs is a Vice President. She joined Delaware Investments in 1992 from Goldman Sachs, where she was an equity analyst for two years. She is a graduate of the University of Pennsylvania's Wharton School, where she majored in Finance and Oriental Studies.

         Robert L. Arnold, Vice President/Portfolio Manager for the Fund, has had primary responsibility for making investment decisions for the large cap equity portion of the Fund since March 1997. Prior to this responsibility, he was a financial analyst in Delaware Investments focusing on the financial services industry including banks, thrifts, insurance companies and consumer finance companies. He holds a BS from Carnegie Mellon University and earned an MBA from the University of Chicago. He began his investment career as a management consultant with Arthur Young in Philadelphia. Prior to joining Delaware Investments in March 1992, Mr. Arnold was a planning analyst with Chemical Bank in New York.

Portfolio Trading Practices
         The Fund normally will not invest for short-term trading purposes. However, the Fund may sell securities without regard to the length of time they have been held. The degree of portfolio activity will affect brokerage costs of the Fund and may affect taxes payable by the Fund's shareholders. Given the Fund's investment objective, its annual portfolio turnover rate is not expected to exceed 100%. A turnover rate of 100% would occur, for example, if all the investments in the Fund's portfolio at the beginning of the year were replaced by the end of the year. The turnover rate may also be affected by cash requirements for redemptions and repurchases of Fund shares.

         The Fund uses its best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the Manager or to their advisory clients. These services may be used by the Manager in servicing any of its accounts. Subject to best price and execution, the Fund may consider a broker/dealer's sales of shares of funds in the Delaware [Investments family] in placing portfolio orders and may place orders with broker/dealers that have agreed to defray certain expenses of such funds, such as custodian fees.


Performance Information
         From time to time, the Fund may quote total return performance of the Class in advertising and other types of literature.

         Total return will be based on a hypothetical $1,000 investment, reflecting the reinvestment of all distributions. Each presentation will include the average annual total return for one-, five- and ten-year or life-of-fund periods, as relevant. The Fund may also advertise aggregate and average total return information concerning the Class over additional periods of time.

         Net asset value fluctuates and is not guaranteed. Past performance is not a guarantee of future results.

Statements and Confirmations
         You will receive quarterly statements of your account summarizing all transactions during the period. A confirmation statement will be sent following all transactions other than those involving a reinvestment of dividends. You should examine statements and confirmations immediately and promptly report any discrepancy by calling your Client Services Representative.

Financial Information about the Fund
         Each fiscal year, you will receive an audited annual report and an unaudited semi-annual report. These reports provide detailed information about the Fund's investments and performance. Equity Funds IV, Inc.'s fiscal year ends on September 30.

Distribution and Service
         The Distributor, Delaware Distributors, L.P., serves as the national distributor of the Fund's shares under a Distribution Agreement with Equity Funds IV, Inc. dated as of November 29, 1996. The Distributor bears all of the costs of promotion and distribution.

         The Transfer Agent, Delaware Service Company, Inc., serves as the shareholder servicing, dividend disbursing and transfer agent for the Fund under an amended and restated agreement dated as of November 29, 1996. The Transfer Agent also provides accounting services to the Fund pursuant to the terms of a separate Fund Accounting Agreement. Certain recordkeeping and other shareholder services that otherwise would be performed by the Transfer Agent may be performed by certain other entities and the Transfer Agent may elect to enter into an agreement to pay such other entities for their services. In addition, participant account maintenance fees may be assessed for certain recordkeeping provided as part of retirement plan and administration service packages. These fees are based on the number of participants in the plan and the various services selected. Fees will be quoted upon request and are subject to change.

         The directors annually review fees paid to the Distributor and the Transfer Agent. The Distributor and the Transfer Agent are also indirect, wholly owned subsidiaries of DMH.

                                      * * *

         As with other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by its service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Equity Funds IV, Inc. and the Fund are taking steps to obtain satisfactory assurances that their major service providers are taking steps reasonably designed to address the Year 2000 Problem with respect to the computer systems that such service providers use. There can be no assurances that these steps will be sufficient to avoid any adverse impact on the business of any of the Fund.

         Several European countries are participating in the European Economic and Monetary Union, which will establish a common European currency for participating countries. This currency will commonly be known as the "Euro." It is anticipated that each such participating country will replace its existing currency with the Euro on January 1, 1999. Additional European countries may elect to participate after that date. The Fund, if investing in securities of participating countries, could be adversely affected if the computer systems used by their major service providers are not properly prepared to handle the implementation of this single currency or the adoption of the Euro by additional countries in the future. The Fund is taking steps to obtain satisfactory assurances that the major service providers are taking steps reasonably designed to address these matters with respect to the computer systems that such service providers use. There can be no assurances that these steps will be sufficient to avoid any adverse impact on the business of the Fund.

Expenses
         The Fund is responsible for all of its own expenses other than those borne by the Manager under the Investment Management Agreement and those borne by the Distributor under the Distribution Agreement. For the fiscal year ended September 30, 1998, the ratio of operating expenses to average daily net assets for the Class was 0.75%, which reflects the voluntary waiver of fees by the Manager. Without such waiver, the ratio of operating expenses to average daily net assets would have been 1.98%.


Shares
         Equity Funds IV, Inc. is an open-end management investment company. The Fund's portfolio of assets is diversified as defined by the 1940 Act. Commonly known as a mutual fund, Equity Funds IV, Inc. was organized as a Maryland corporation in September 1985. In addition to the Fund, Equity Funds IV, Inc. presently offers one other series of shares, the DelCap Fund series.


         Equity Funds IV, Inc.'s shares have a par value of $.01, equal voting rights, except as noted below, and are equal in all other respects. Equity Funds IV, Inc.'s shares have noncumulative voting rights which means that the holders of more than 50% of Equity Funds IV, Inc.'s shares voting for the election of directors can elect 100% of the directors if they choose to do so. Under Maryland law, Equity Funds IV, Inc. is not required, and does not intend, to hold annual meetings of shareholders unless, under certain circumstances, it is required to do so under the 1940 Act.


         In addition to the Class, the Fund also offers Capital Appreciation Fund A Class, Capital Appreciation Fund B Class and Capital Appreciation Fund C Class. Shares of each class represent proportionate interests in the assets of the Fund and have the same voting and other rights and preferences as the other classes of the Fund, except that shares of the Class are not subject to, and may not vote on matters affecting, the Distribution Plans under Rule 12b-1 relating to Capital Appreciation Fund A Class, Capital Appreciation Fund B Class and Capital Appreciation Fund C Class.


         Lincoln National Corporation Employees' Retirement Trust (the "Trust") made an investment in the Fund. As of October 31, 1998, the Trust owned 99.46% of the outstanding shares of the Fund. Subject to certain limited exceptions, there are no limitations on the Trust's ability to redeem its shares of the Fund and it may elect to do so at any time.

OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS

Small to Medium-Sized Companies
         The Fund invests its assets in equity securities of small to medium-sized companies. These stocks have historically been more volatile in price than larger capitalization stocks, such as those included in the S&P 500. This is because, among other things, smaller companies have a lower degree of liquidity and tend to have a greater sensitivity to changing economic conditions. These companies may have narrow product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are typically subject to a greater degree of change in their earnings and prospects. The companies' securities may trade less frequently and have a smaller trading volume. The securities may be traded only in the over-the-counter markets or on a regional securities exchange. In addition to exhibiting greater volatility, smaller capitalization securities may, to some degree, fluctuate independently of the stocks of larger capitalization companies. For example, the stocks of smaller capitalization companies may decline in price as the price of larger company stocks rise, or vice versa.

Foreign Securities
         The Fund may invest up to 20% of its total assets in foreign securities. Foreign markets may be more volatile than U.S. markets. Such investments involve sovereign risk in addition to the normal risks associated with securities of U.S. issuers. These risks include political risks, foreign taxes and exchange controls and currency fluctuations. For example, foreign portfolio investments may fluctuate in value due to changes in currency rates (i.e., other things being equal, the value of foreign investments would increase with a fall in the value of the dollar, and decrease with a rise in the value of the dollar) and control regulations apart from market fluctuations. The Fund may also experience delays in foreign securities settlement. The Fund currently intends to limit its investment in foreign securities to those issued by entities in developed countries.

Depositary Receipts
         The Fund may make foreign investments through the purchase and sale of sponsored or unsponsored American, European and Global Depositary Receipts ("Depositary Receipts"). Depositary Receipts are receipts typically issued by a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. "Sponsored" Depositary Receipts are issued jointly by the issuer of the underlying security and a depository, whereas "unsponsored" Depositary Receipts are issued without participation of the issuer of the deposited security. Holders of unsponsored Depositary Receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored Depositary Receipt.

Restricted and Illiquid Securities
         The Fund may invest in restricted securities, including privately placed securities, some of which may be eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933. Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers such as the Fund. The Fund may invest no more than 15% of the value of its net assets in illiquid securities.

         While maintaining oversight, the Board of Directors has delegated to the Manager the day-to-day function of determining whether or not individual Rule 144A Securities are liquid for purposes of the Fund's

15% limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security;
(ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

         If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Fund's holdings of illiquid securities exceed the Fund's 15% limit on investments in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.

Investment Company Securities
         Any investments that the Fund makes in either closed-end or open-end investment companies are limited by the 1940 Act, and involve an indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Under the 1940 Act's current limitations, the Fund may not: (1) own more than 3% of the voting stock of another investment company; (2) invest more than 5% of the Fund's total assets in the shares of any one investment company; nor (3) invest more than 10% of the Fund's total assets in shares of other investment companies. If the Fund elects to limit its investment in other investment companies to closed-end investment companies, the 3% limitation described above is increased to 10%. These percentage limitations also apply to the Fund's investments in unregistered investment companies.

Repurchase Agreements

         The Fund may also use repurchase agreements that are at least 102% collateralized by securities in which the Funds can invest directly. Repurchase agreements help the Fund to invest short-term cash reserves or may be used by the Fund if a temporary defensive posture is deemed appropriate. The Fund may invest cash balances in joint repurchase agreements with other Delaware Investments funds. Under a repurchase agreement, the Fund acquires ownership and possession of a security, and the seller agrees to buy the security back at a specified time and higher price. If the seller is unable to repurchase the security, the Fund could experience delays in liquidating the securities and the Fund could incur a loss. That loss, if any, would be the difference between the repurchase price and the market value of the security. To minimize those possibilities, the Fund may enter into repurchase agreements with banks and broker/dealers deemed by the Manager to be creditworthy under guidelines approved by the Board of Directors and to those which the Manager, under such guidelines, determines to present minimal credit risks and which are of high quality.


When-Issued and Delayed Delivery Securities
         The Fund may purchase securities on a when-issued or delayed delivery basis. In such transactions, securities are purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The Fund will maintain with its custodian bank a separate account with a segregated portfolio of liquid securities in an amount at least equal to these commitments. The payment obligation that will be received are each fixed at the time the Fund enters into the commitment. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price.

REITs
         The Fund may purchase shares of real estate investment trusts ("REITs"). REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like investment companies such as Equity Funds IV, Inc., REITs are not taxed on income distributed to shareholders provided they comply with several requirements in the Internal Revenue Code. REITs are subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code, and/or to maintain exemptions from the 1940 Act.

Borrowing
         The Fund is permitted under certain circumstances to borrow money. Investment securities will not normally be purchased while the Fund has an outstanding borrowing.

Portfolio Loan Transactions
         The Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors. The major risk to which the Fund would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, the Fund will only enter into loan arrangements after a review of all pertinent facts by the Manager, subject to overall supervision by the Board of Directors, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Manager.

Foreign Currency Transactions
         Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations. The Fund may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a "forward foreign currency" contract or "forward" contract). A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. The Fund will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion.

         The Fund may enter into forward contracts to "lock in" the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying security transaction, the Fund will be able to protect itself against a possible loss resulting from an adverse change in currency exchange rates during the period between the date the security is purchased or sold and the date on which payment is made or received.

         When the Manager believes that the currency of a particular country may suffer a significant decline against the U.S. dollar or against another currency, the Fund may enter into a forward foreign currency contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency.

         The Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency.

         As the maturity of a forward contract, the Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Fund may realize a gain or loss from currency transactions.

         The Fund also may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter) for hedging purposes to protect against declines in the U.S. dollar cost of foreign securities held by the Fund and against increases in the U.S. dollar cost of such securities to be acquired. Call options on foreign currency written by the Fund will be covered, which means that the Fund will own the underlying foreign currency. With respect to put options on foreign currency written by the Fund, the Fund will establish a segregated account with its custodian bank consisting of cash, U.S. Government securities or other high-grade liquid debt securities in an amount equal to the amount the Fund will be required to pay upon exercise of the put.

         As in the case of other kinds of options, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates, although, in the event of rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

Futures Contracts
         The Fund may enter into futures contracts on stocks, stock indices and foreign currencies, and purchase or sell options on such futures contracts. These activities will not be entered into for speculative purposes, but rather for hedging purposes and to facilitate the ability to quickly deploy into the stock market the Fund's positions in cash, short-term debt securities and other money market instruments, at times when the Fund's assets are not fully invested in equity securities. Such positions will generally be eliminated when it becomes possible to invest in securities that are appropriate for the Fund.

         A futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument, or for the making and acceptance of a cash settlement, at a stated time in the future for a fixed price. By its terms, a futures contract provides for a specified settlement date on which the securities underlying the contract are delivered, or in the case of securities index futures contracts, the difference between the price at which the contract was entered into and the contract's closing value is settled between the purchaser and seller in cash. Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. In addition, futures contracts call for settlement only on the expiration date, and cannot be "exercised" at any other time during their term.

         The purchase or sale of a futures contract also differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalents, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as "initial margin" as a good faith deposit. This amount is generally maintained in a segregated account at the custodian bank. Subsequent payments to and from the broker, referred to as "variation margin," are made on a daily basis as the value of the index or instrument underlying the futures contract fluctuates, making positions in the futures contracts more or less valuable, a process known as "marking to the market."

         Purchases or sales of stock index futures contracts are used for hedging purposes to attempt to protect the Fund's current or intended investments from broad fluctuations in stock prices. For example, the Fund may sell stock index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund's securities portfolio that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When the Fund is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Fund intends to purchase. As such purchases are made, the corresponding positions in stock index futures contracts will be closed out.

         The Fund may purchase and sell foreign currency futures contracts for hedging purposes to attempt to protect its current or intended investments denominated in foreign currencies from fluctuations in currency exchange rates. Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. The Fund may sell futures contracts on a foreign currency, for example, when it holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. In the event such decline occurs, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the futures contracts. However, if the value of the foreign currency increases relative to the dollar, the Fund's loss on the foreign currency futures contract may or may not be offset by an increase in the value of the securities because a decline in the price of the security stated in terms of the foreign currency may be greater than the increase in value as a result of the change in exchange rates.

         Conversely, the Fund could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. When the Fund purchases futures contracts under such circumstances, however, and the price of securities to be acquired instead declines as a result of appreciation of the dollar, the Fund will sustain losses on its futures position which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

         The Fund may also purchase and write options on the types of futures contracts in which the Fund may invest, and enter into related closing transactions. Options on futures are similar to options on securities, as described below, except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than to actually purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. In the event that an option written by the Fund is exercised, the Fund will be subject to all the risks associated with the trading of futures contracts, such as payment of variation margin deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

         At any time prior to the expiration of a futures contract, a trader may elect to close out its position by taking an opposite position on the contract market on which the position was entered into, subject to the availability of a secondary market, which will operate to terminate the initial position. Likewise, a position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to availability of a secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The Fund may realize a profit or a loss when closing out a futures contract or an option on a futures contract.

         To the extent that interest or exchange rates or securities prices move in an unexpected direction, the Fund may not achieve the anticipated benefits of investing in futures contracts and options thereon, or may realize a loss. To the extent that the Fund purchases an option on a futures contract and fails to exercise the option prior to the exercise date, it will suffer a loss of the premium paid. Further, the possible lack of a secondary market could prevent the Fund from closing out its positions relating to futures. See Part B for a further discussion of this investment technique.

Options
         The Fund may write covered call options on individual issues as well as write call options on stock indices. The Fund may also purchase put options on individual issues and on stock indices. The Manager will employ these techniques in an attempt to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets. The ability to hedge effectively using options on stock indices will depend, in part, on the correlation between the composition of the index and the Fund's portfolio as well as the price movement of individual securities. The Manager may also write covered call options to achieve income to offset the cost of purchasing put options.

         While there is no limit on the amount of the Fund's assets which may be invested in covered call options, the Fund will not invest more than 2% of its net assets in put options. The Fund will only use Exchange-traded options.

Call Options
         Writing a Covered Call Option on Securities - A covered call option obligates the Fund to sell one of its securities for an agreed price up to an agreed date. When the Fund writes a call, it receives a premium and agrees to sell the callable securities to a purchaser of a corresponding call during the call period (usually, not more than nine months) at a fixed price regardless of market price changes during the call period. The advantage is that the Fund receives premium income for the limited purpose of offsetting the costs of purchasing put options or offsetting any capital loss or decline in the market value of the security. However, if the Manager's forecast is wrong, the Fund may not fully participate in the market appreciation if the security's price rises.

         Writing a Call Option on Stock Indices - Writing a call option on stock indices is similar to the writing of a call option on an individual stock. Stock indices used will include, but not be limited to, the S&P 500, the S&P 100 and the S&P Over-The-Counter ("OTC") 250.

Put Options
         Purchasing a Put Option - A put option gives the Fund the right to sell one of its securities for an agreed price up to an agreed date. The advantage is that the Fund can be protected should the market value of the security decline. However, the Fund must pay a premium whether or not the put option is exercised.

         Purchasing a Put Option on Stock Indices - Purchasing a protective put option on stock indices is similar to the purchase of protective puts on an individual stock. Indices used will include, but not be limited to, the S&P 500, the S&P 100 and the S&P OTC 250.

         Closing Transactions - Closing transactions essentially let the Fund offset a put option or covered call option prior to its exercise or expiration. If the Fund cannot effect a closing transaction, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

         Part B describes certain of these investment policies and risk considerations. Part B sets forth other investment policies, risk considerations and more specific investment restrictions.


          Delaware  Investments includes funds                      --------------------------------------------
with a wide range of investment objectives.  Stock funds,           DELAWARE GROUP EQUITY FUNDS IV, INC.
income funds, national and state-specific tax-exempt funds,
money market funds, global and international funds and              --------------------------------------------
closed-end funds give investors the ability to create a             DELCAP FUND
portfolio that fits their personal financial goals. For more        --------------------------------------------
information, shareholders of the Fund Classes should contact
their financial adviser or call Delaware Investments                CAPITAL APPRECIATION FUND
at 800-523-1918, and shareholders of the Institutional              --------------------------------------------
Classes should contact Delaware Investments at 800-510-4015.
                                                                    A CLASS
                                                                    B CLASS
                                                                    C CLASS

                                                                    INSTITUTIONAL CLASS
                                                                    --------------------------------------------


                                                                    PART B



                                                                    STATEMENT OF
                                                                    ADDITIONAL INFORMATION

INVESTMENT MANAGER                                                  --------------------------------------------
Delaware Management Company
One Commerce Square
Philadelphia, PA 19103
                                                                    NOVEMBER 30, 1998



NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA 19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA 19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA 19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA 19103


CUSTODIAN                                                            DELAWARE
The Chase Manhattan Bank                                             INVESTMENTS
4 Chase Metrotech Center                                             -----------
Brooklyn, NY 11245


--------------------------------------------------------------------------------

                                     PART B--STATEMENT OF ADDITIONAL INFORMATION

                                                             NOVEMBER 30, 1998

--------------------------------------------------------------------------------


DELAWARE GROUP EQUITY FUNDS IV, INC.

--------------------------------------------------------------------------------


1818 Market Street
Philadelphia, PA  19103
--------------------------------------------------------------------------------


For more information about Institutional Classes: 800-510-4015

For Prospectus and Performance of Class A Shares, Class B Shares and Class C
Shares: Nationwide 800-523-1918

Information on Existing Accounts of Class A Shares, Class B Shares and Class C
Shares: (SHAREHOLDERS ONLY) Nationwide 800-523-1918

Dealer Services:  (BROKER/DEALERS ONLY) Nationwide 800-362-7500
--------------------------------------------------------------------------------


TABLE OF CONTENTS
--------------------------------------------------------------------------------

Cover Page                                                                  1
--------------------------------------------------------------------------------

Investment Policies and Portfolio Techniques                                3
--------------------------------------------------------------------------------

Accounting and Tax Issues
--------------------------------------------------------------------------------

Performance Information
--------------------------------------------------------------------------------

Trading Practices and Brokerage
--------------------------------------------------------------------------------

Purchasing Shares
--------------------------------------------------------------------------------

Investment Plans
--------------------------------------------------------------------------------

Determining Offering Price and Net Asset Value
--------------------------------------------------------------------------------

Redemption and Repurchase
--------------------------------------------------------------------------------

Distributions and Taxes
--------------------------------------------------------------------------------

Investment Management Agreements
--------------------------------------------------------------------------------

Officers and Directors
--------------------------------------------------------------------------------

Exchange Privilege
--------------------------------------------------------------------------------

General Information
--------------------------------------------------------------------------------

Financial Statements
--------------------------------------------------------------------------------

Appendix A--Description of Ratings
--------------------------------------------------------------------------------

         Delaware Group Equity Funds IV, Inc. ("Equity Funds IV, Inc.") is a professionally-managed mutual fund presently offering two series: the DelCap Fund series ("DelCap Fund") and the Capital Appreciation Fund series ("Capital Appreciation Fund") (individually, a "Fund" and collectively, the "Funds").


         Each Fund of Equity Funds IV, Inc. offers three retail classes: DelCap Fund A Class and Capital Appreciation Fund A Class (the "Class A Shares"); DelCap Fund B Class and Capital Appreciation Fund B Class (the "Class B Shares"); and DelCap Fund C Class and Capital Appreciation Fund C Class (the "Class C Shares"). Class A Shares, Class B Shares and Class C Shares are collectively referred to as the "Fund Classes." Each Fund also offers an institutional class: DelCap Fund Institutional Class and Capital Appreciation Fund Institutional Class (collectively, the "Institutional Classes"). Each Class is individually referred to as a "Class" and collectively referred to as "Classes."


         Class B Shares, Class C Shares and Institutional Class shares of each Fund may be purchased at a price equal to the next determined net asset value per share. Class A Shares may be purchased at the public offering price, which is equal to the next determined net asset value per share, plus a front-end sales charge. Class A Shares are subject to front-end sales charges and, absent any applicable fee waiver, annual Rule 12b-1 Plan ("12b-1 Plan") expenses of up to 0.30%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") which may be imposed on redemptions made within six years of purchase and, absent any applicable fee waiver, annual 12b-1 Plan expenses of up to 1% which are assessed against Class B Shares for approximately eight years after purchase. See Automatic Conversion of Class B Shares under Classes of Shares in the Prospectuses for the Fund Classes. Class C Shares are subject to a CDSC which may be imposed on redemptions made within 12 months of purchase and, absent any applicable fee waiver, annual 12b-1 Plan expenses of up to 1%, which are assessed against the Class C Shares for the life of the investment. The Capital Appreciation Fund will not pay a 12b-1 fee with respect to any Class until May 31, 1999.

         This Part B supplements the information contained in the current Prospectuses of the Fund Classes for DelCap Fund and Capital Appreciation Fund, each dated November 30, 1998, and the current Prospectuses of the Institutional Class for DelCap Fund and Capital Appreciation Fund, each dated November 30, 1998, as they may be amended from time to time. Part B should be read in conjunction with the respective Class' Prospectus. Part B is not itself a prospectus but is, in its entirety, incorporated by reference into each Class' Prospectus. A Prospectus for each Class may be obtained by writing or calling your investment dealer or by contacting the Fund's national distributor, Delaware Distributors, L.P. (the "Distributor"), 1818 Market Street, Philadelphia, PA 19103.


         All references to "shares" in this Part B refer to all Classes of shares of Equity Funds IV, Inc., except where noted.

INVESTMENT POLICIES AND PORTFOLIO TECHNIQUES

         Investment Restrictions--Equity Funds IV, Inc. has adopted the following restrictions for DelCap Fund which, along with its investment objective, cannot be changed without approval by the holders of a "majority" of DelCap Fund's outstanding shares, which is a vote by the holders of the lesser of a) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

         DelCap Fund shall not:

         1. Invest more than 5% of the market or other fair value of its assets in the securities of any one issuer (other than obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities).

         2. Invest in securities of other investment companies except as part of a merger, consolidation or other acquisition.

         3. Make loans, except to the extent that purchases of debt obligations (including repurchase agreements), in accordance with DelCap Fund's investment objective and policies, are considered loans and except that DelCap Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

         4. Purchase or sell real estate, but this shall not prevent DelCap Fund from investing in securities secured by real estate or interests therein.

         5. Purchase more than 10% of the outstanding voting and nonvoting securities of any issuer, or invest in companies for the purpose of exercising control or management.

         6. Engage in the underwriting of securities of other issuers, except that in connection with the disposition of a security, DelCap Fund may be deemed to be an "underwriter" as that term is defined in the Securities Act of 1933.

         7. Make any investment which would cause more than 25% of the market or other fair value of its total assets to be invested in the securities of issuers all of which conduct their principal business activities in the same industry. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

          8. Write or purchase puts, calls or combinations thereof, except that DelCap Fund may write covered call options with respect to any or all parts of its portfolio securities and purchase put options if DelCap Fund owns the security covered by the put option at the time of purchase, and that premiums paid on all put options outstanding do not exceed 2% of its total assets. DelCap Fund may sell put options previously purchased and enter into closing transactions with respect to covered call and put options. In addition, DelCap Fund may write call options and purchase put options on stock indices and enter into closing transactions with respect to such options.

          9. Purchase securities on margin, make short sales of securities or maintain a net short position.

         10. Invest more than 5% of the value of its total assets in securities of companies less than three years old. Such three-year period shall include the operation of any predecessor company or companies.

         11. Invest in warrants valued at lower of cost or market exceeding 5% of DelCap Fund's net assets. Included in that amount, but not to exceed 2% of DelCap Fund's net assets, may be warrants not listed on the New York Stock Exchange or American Stock Exchange.

         12. Purchase or retain the securities of any issuer which has an officer, director or security holder who is a director or officer of Equity Funds IV, Inc. or of its investment manager if or so long as the directors and officers of Equity Funds IV, Inc. and of its investment manager together own beneficially more than 5% of any class of securities of such issuer.

         13. Invest in interests in oil, gas or other mineral exploration or development programs.

         14. Invest more than 10% of DelCap Fund's total assets in repurchase agreements maturing in more than seven days and other illiquid assets.

         15. Borrow money in excess of one-third of the value of its net assets and then only as a temporary measure for extraordinary purposes or to facilitate redemptions. DelCap Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of DelCap Fund's net assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, DelCap Fund shall, within three days thereafter (not including Sunday or holidays) or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. DelCap Fund will not pledge more than 10% of its net assets. DelCap Fund will not issue senior securities as defined in the Investment Company Act of 1940 (the "1940 Act"), except for notes to banks. Investment securities will not normally be purchased while DelCap Fund has an outstanding borrowing.

         Although not a fundamental investment restriction, DelCap Fund currently does not invest its assets in real estate limited partnerships.

         Equity Funds IV, Inc. has adopted the following restrictions for the Capital Appreciation Fund which cannot be changed without approval by the holders of a "majority" of the Capital Appreciation Fund's outstanding shares, which is a vote by the holders of the lesser of a) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time the Capital Appreciation Fund purchases the securities.

         Capital Appreciation Fund shall not:

         1. With respect to 75% of its assets, invest more than 5% of the value of its total assets in the securities of any one issuer (except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or certificates of deposit for any such securities, and cash and cash items).

         2. Make loans, except to the extent that purchases of debt obligations or other securities (including repurchase agreements), in accordance with Capital Appreciation Fund's investment objective and policies, are considered loans and except that Capital Appreciation Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

         3. Purchase or sell real estate, but this shall not prevent Capital Appreciation Fund from investing in securities by companies that deal in real estate or securities secured by real estate or interests therein (including securities issued by real estate investment trusts).

         4. Engage in the underwriting of securities of other issuers, except that Capital Appreciation Fund may acquire restricted or not readily marketable securities under circumstances where, if such securities are sold, Capital Appreciation Fund may be deemed to be an "underwriter" as that term is defined in the Securities Act of 1933.

         5. Make any investment which would cause more than 25% of the market value of its total assets to be invested in the securities of issuers all of which conduct their principal business activities in the same industry. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         6. Purchase securities on margin or make short sales of securities except that Capital Appreciation Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities may engage in futures and related options transactions and may satisfy margin requirements relating thereto.

         7. Purchase more than 10% of the outstanding voting securities of any one company.

         8. Borrow money in excess of one-third of the value of its net assets and then only as a temporary measure for extraordinary purposes or to facilitate redemptions. Capital Appreciation Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of Capital Appreciation Fund's net assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, Capital Appreciation Fund shall, within three days thereafter (not including Sundays or holidays) or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. Capital Appreciation Fund will not issue senior securities as defined in the Investment Company Act of 1940, except for notes to banks. Investment securities will not normally be purchased while Capital Appreciation Fund has an outstanding borrowing.

         9. Buy or sell commodities or commodity contracts, except that Capital Appreciation Fund may engage into futures and related option transactions.

         In addition to the above fundamental restrictions, Equity Funds IV, Inc. has adopted the following non-fundamental investment restrictions on behalf of Capital Appreciation Fund, which may be amended or changed without approval of shareholders.

Capital Appreciation Fund shall not:

         1. Invest in companies for the purpose of exercising control or management.

         2. Invest in interests in oil, gas or other mineral exploration or development programs.

         3. Invest in securities of other investment companies, except that Capital Appreciation Fund may invest in securities of open-end, closed-end and unregulated investment companies in compliance with the limitations contained in the Investment Company Act of 1940 at the time of the investment.

         4. Purchase or retain securities of a company which has an officer or director who is an officer or director of Equity Funds IV, Inc., or an officer, director or partner of the Manager if, to the knowledge of Capital Appreciation Fund, one or more such persons owns beneficially more than 1/2 of 1% of the shares of the company, and in the aggregate more than 5% thereof.

         5. Invest more than 5% of the value of its total assets in securities of companies less than three years old. Such three-year period shall include the operation of the predecessor company or companies. This restriction shall not apply to Capital Appreciation Fund's investment in the securities of real estate investment trusts.

         6. Invest in warrants valued at lower of cost or market exceeding 5% of Capital Appreciation Fund's net assets. Included in that amount, but not to exceed 2% of Capital Appreciation Fund's net assets, may be warrants not listed on the New York Stock Exchange or American Stock Exchange.

         7. Write or purchase puts, calls or combinations thereof, except that Capital Appreciation Fund may write covered call options with respect to any or all parts of its portfolio securities if it owns the security covered by the call option and may purchase put options provided premiums paid on all put options outstanding do not exceed 2% of its total assets. Capital Appreciation Fund may sell put options previously purchased and enter into closing transactions with respect to covered call and put options. In addition, Capital Appreciation Fund may write call options and purchase put options on stock indices and enter into closing transactions with respect to such options.

         8. Invest more than 15% of Capital Appreciation Fund's total assets in repurchase agreements maturing in more than seven days and other illiquid assets.

         Although not a fundamental investment restriction, Capital Appreciation Fund currently does not invest its assets in real estate limited partnerships.

         In addition, from time to time, the Funds may also engage in the following investment techniques:

         Repurchase Agreements--While each of the Funds is permitted to do so, neither normally invests in repurchase agreements, except to invest cash balances.


         The funds in the Delaware Investments family have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow the Delaware Investments funds jointly to invest cash balances.
The Funds may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described below.

         A repurchase agreement is a short-term investment by which the purchaser acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss, if any, to the Fund that has entered into the agreement would be the difference between the repurchase price and the market value of the security. Each Fund will limit its investments in repurchase agreements to those which Delaware Management Company (the "Manager") under the guidelines of the Board of Directors, determines to present minimal credit risks and which are of high quality. In addition, each Fund must have collateral of at least 102% of the repurchase price, including the portion representing the Fund's yield under such agreements which is monitored on a daily basis.


         Options--The Funds may write call options and purchase put options on a covered basis only, and will not engage in option writing strategies for speculative purposes. The Funds may invest in options that are either Exchange-listed or traded over-the-counter. Certain over-the-counter options may be illiquid. Thus, it may not be possible to close options positions and this may have an adverse impact on a Fund's ability to effectively hedge their securities. DelCap Fund will not invest more than 10% of its assets in illiquid securities, and Capital Appreciation Fund will not invest more than 15% of its assets in illiquid securities.

         A. Covered Call Writing--Each Fund may write covered call options from time to time on such portion of its portfolio, without limit, as the Manager determines is appropriate in seeking to obtain a Fund's investment objective. A call option gives the purchaser of such option the right to buy, and the writer, in this case a Fund, has the obligation to sell the underlying security at the exercise price during the option period. The advantage to a Fund of writing covered calls is that it receives a premium which is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

         During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

         With respect to both options on actual portfolio securities owned by a Fund and options on stock indices, the Fund may enter into closing purchase transactions. A closing purchase transaction is one in which a Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

         Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

         If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

         The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

         A Fund will write call options only on a covered basis, which means that the Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, a Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by a Fund will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

         B. Purchasing Put Options--Each Fund may invest up to 2% of its total assets in the purchase of put options. The DelCap Fund will, at all times during which it holds a put option, own the security covered by such option.

         Each Fund intends to purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options will allow a Fund to protect unrealized gain in an appreciated security in its portfolio without actually selling the security. If the security does not drop in value, a Fund will lose the value of the premium paid. A Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sales will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

         A Fund may sell a put option purchased on individual portfolio securities or stock indices. Additionally, a Fund may enter into closing sale transactions. A closing sale transaction is one in which a Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

Options on Stock Indices
         A stock index assigns relative values to the common stocks included in the index with the index fluctuating with changes in the market values of the underlying common stock.

         Options on stock indices are similar to options on stocks but have different delivery requirements. Stock options provide the right to take or make delivery of the underlying stock at a specified price. A stock index option gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.

The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Gain or loss to the Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities.

         As with stock options, a Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an Exchange or it may let the option expire unexercised.

         A stock index fluctuates with changes in the market values of the stock so included. Some stock index options are based on a broad market index such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor's 100. Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the following Exchanges among others: The Chicago Board Options Exchange, New York Stock Exchange and American Stock Exchange.

         A Fund's ability to hedge effectively all or a portion of its securities through transactions in options on stock indices depends on the degree to which price movements in the underlying index correlate with price movements in the Fund's portfolio securities. Since a Fund's portfolio will not duplicate the components of an index, the correlation will not be exact. Consequently, a Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities underlying the hedging instrument and the hedged securities which would result in a loss on both such securities and the hedging instrument.

         Positions in stock index options may be closed out only on an Exchange which provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular stock index option. Thus, it may not be possible to close such an option. The inability to close options positions could have an adverse impact on a Fund's ability to effectively hedge its securities. A Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

         A Fund will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets.

Foreign Securities
         Each Fund may invest in securities of foreign companies. However, DelCap Fund and Capital Appreciation Fund, will not invest more than, respectively, 25% and 20% of the value of their respective total assets, at the time of purchase, in foreign securities (other than securities of Canadian issuers registered under the Securities Exchange Act of 1934 or, as described below, in certain Depositary Receipts, on which there are no such limits).

         There has been in the past, and there may be again in the future, an interest equalization tax levied by the United States in connection with the purchase of foreign securities such as those purchased by the Funds. Payment of such interest equalization tax, if imposed, would reduce a Fund's rate of return on its investment. Dividends paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on such investments as compared to dividends paid to a Fund by United States corporations.

         Investors should recognize that investing in foreign corporations involves certain considerations, including those set forth below, which are not typically associated with investing in United States corporations. Foreign corporations are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to United States corporations. There may also be less supervision and regulation of foreign stock exchanges, brokers and listed corporations than exist in the United States. A Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange as between the currencies of different nations and exchange control regulations. Furthermore, there may be the possibility of expropriation of confiscatory taxation, political, economic or social instability or diplomatic developments which could affect assets of a Fund held in foreign countries.

Depositary Receipts
         DelCap Fund may make foreign investments through the purchase and sale of sponsored or unsponsored American Depositary Receipts ("ADRs"), and Capital Appreciation Fund may, in addition to ADRs, also purchase European and Global Depositary Receipts ("Depositary Receipts"). ADRs are receipts typically issued by a U.S. bank or trust company, while Depositary Receipts are issued by a foreign bank or trust company. ADRs and Depositary Receipts evidence ownership of underlying securities issued by a foreign corporation. "Sponsored" ADRs and Depositary Receipts are issued jointly by the issuer of the underlying security and a depository, whereas "unsponsored" ADRs and Depositary Receipts are issued without participation of the issuer of the deposited security. Holders of unsponsored ADRs and Depositary Receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR or Depositary Receipt.

Non-Traditional Equity Securities
         Capital Appreciation Fund may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock ("PERCS"), which provide an investor, such as the Fund, with the opportunity to earn higher dividend income than is available on a company's common stock. A PERCS is a preferred stock which generally features a mandatory conversion date, as well as a capital appreciation limit which is usually expressed in terms of a stated price. Upon the conversion date, most PERCS convert into common stock of the issuer (PERCS are generally not convertible into cash at maturity). Under a typical arrangement, if after a predetermined number of years the issuer's common stock is trading at a price below that set by the capital appreciation limit, each PERCS would convert to one share of common stock. If, however, the issuer's common stock is trading at a price above that set by the capital appreciation limit, the holder of the PERCS would receive less than one full share of common stock. The amount of that fractional share of common stock received by the PERCS holder is determined by dividing the price set by the capital appreciation limit of the PERCS by the market price of the issuer's common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. However, if called early, the issuer may pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date of the PERCS.

         Capital Appreciation Fund may also invest in other enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities) and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS,

QICS, and DECS all have the following features: they are company-issued convertible preferred stock; unlike PERCS, they do not have capital appreciation limits; they seek to provide the investor with high current income, with some prospect of future capital appreciation; they are typically issued with three to four-year maturities; they typically have some built-in call protection for the first two to three years; investors have the right to convert them into shares of common stock at a preset conversion ratio or hold them until maturity; and upon maturity, they will automatically convert to either cash or a specified number of shares of common stock.

Portfolio Loan Transactions
         Each Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

         It is the understanding of the Manager that the staff of the Securities and Exchange Commission permits portfolio lending by registered investment companies if certain conditions are met. These conditions are as follows: 1) each transaction must have 100% collateral in the form of cash, short-term U.S. Government securities, or irrevocable letters of credit payable by banks acceptable to a Fund from the borrower; 2) this collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund; 3) the Fund must be able to terminate the loan after notice, at any time; 4) the Fund must receive reasonable interest on any loan, and any dividends, interest or other distributions on the lent securities, and any increase in the market value of such securities; 5) the Fund may pay reasonable custodian fees in connection with the loan; and 6) the voting rights on the lent securities may pass to the borrower; however, if the directors of Equity Funds IV, Inc. know that a material event will occur affecting an investment loan, they must either terminate the loan in order to vote the proxy or enter into an alternative arrangement with the borrower to enable the directors to vote the proxy.

         The major risk to which a Fund would be exposed on a portfolio loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, the Funds will only enter into loan arrangements after a review of all pertinent facts by the Manager, under the supervision of the Board of Directors, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Manager.

ACCOUNTING AND TAX ISSUES

         When a Fund writes a call, or purchases a put option, an amount equal to the premium received or paid by it is included in the section of the Fund's assets and liabilities as an asset and as an equivalent liability.

         In writing a call, the amount of the liability is subsequently "marked to market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal Exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has written expires on its stipulated expiration date, the Fund reports a realized gain. If a Fund enters into a closing purchase transaction with respect to an option which the Fund has written, the Fund realizes a gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. Any such gain or loss is a short-term capital gain or loss for federal income tax purposes. If a call option which a Fund has written is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

         The premium paid by a Fund for the purchase of a put option is recorded in the section of the Fund's assets and liabilities as an investment and subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option is the last sale price on the principal Exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has purchased expires on the stipulated expiration date, the Fund realizes a short-term or long-term capital loss for federal income tax purposes in the amount of the cost of the option. If a Fund sells the put option, it realizes a short-term or long-term capital gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a Fund exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. However, since the purchase of a put option is treated as a short sale for federal income tax purposes, the holding period of the underlying security will be affected by such a purchase.

         Options on Certain Stock Indices--Accounting for options on certain stock indices will be in accordance with generally accepted accounting principles. The amount of any realized gain or loss on closing out such a position will result in a realized gain or loss for tax purposes. Such options held by the Fund at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes. Sixty percent of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss.

         Other Tax Requirements--Each Fund has qualified, and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As such, a Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and it satisfies other requirements relating to the sources of its income and diversification of its assets.

         In order to qualify as a regulated investment company for federal income tax purposes, each Fund must meet certain specific requirements, including:

         (i) The Fund must maintain a diversified portfolio of securities, wherein no security (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Fund's total assets, and, with respect to 50% of the Fund's total assets, no investment (other than cash and cash items, U.S. Government securities and securities of other regulated investment companies) can exceed 5% of the Fund's total assets;

         (ii) The Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or disposition of stock and securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies;


         (iii) The Fund must distribute to its shareholders at least 90% of its net investment income and net tax-exempt income for each of its fiscal years.


         The Code requires the Funds to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income earned during the 12 month period ending October 31 (in addition to amounts from the prior year that were neither distributed nor taxed to a Fund) to you by December 31 of each year in order to avoid federal excise taxes. The Funds intend as a matter of policy to declare and pay sufficient dividends in December or January (which are treated by you as received in December) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.

         The straddle rules of Section 1092 may apply. Generally, the straddle provisions require the deferral of losses to the extent of unrecognized gains related to the offsetting positions in the straddle. Excess losses, if any, can be recognized in the year of loss. Deferred losses will be carried forward and recognized in the year that unrealized losses exceed unrealized gains.

         The 1997 Act has also added new provisions for dealing with transactions that are generally called "Constructive Sale Transactions." Under these rules, the Fund must recognize gain (but not loss) on any constructive sale of an appreciated financial position in stock, a partnership interest or certain debt instruments. The Fund will generally be treated as making a constructive sale when it: 1) enters into a short sale on the same or substantially identical property; 2) enters into an offsetting notional principal contract; or 3) enters into a futures or forward contract to deliver the same or substantially identical property. Other transactions (including certain financial instruments called collars) will be treated as constructive sales as provided in Treasury regulations to be published. There are also certain exceptions that apply for transactions that are closed before the end of the 30th day after the close of the taxable year.

         Investment in Foreign Currencies and Foreign Securities--The Funds are authorized to invest certain limited amounts in foreign securities. Such investments, if made, will have the following additional tax consequences to each Fund:

         Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Fund accrues income (including dividends), or accrues expenses which are denominated in a foreign currency, and the time a Fund actually collects such income or pays such expenses generally are treated as ordinary income or loss. Similarly, on the disposition of debt securities denominated in a foreign currency and on the disposition of certain options, futures, forward contracts, gain or loss attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of its disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's net investment company taxable income, which, in turn, will affect the amount of income to be distributed to you by a Fund.

         If a Fund's Section 988 losses exceed a Fund's other net investment company taxable income during a taxable year, a Fund generally will not be able to make ordinary dividend distributions to you for that year, or distributions made before the losses were realized will be recharacterized as return of capital distributions of federal income tax purposes, rather than as an ordinary dividend or capital gain distribution. If a distribution is treated as a return of capital, your tax basis in your Fund shares will be reduced by a like amount (to the extent of such basis), and any excess of the distribution over your tax basis in your Fund shares will be treated as capital gain to you.

         The 1997 Act generally requires that foreign income be translated into U.S. dollars at the average exchange rate for the tax year in which the transactions are conducted. Certain exceptions apply to taxes paid more than two years after the taxable year to which they relate. This new law may require a Fund to track and record adjustments to foreign taxes paid on foreign securities in which it invests. Under a Fund's current reporting procedure, foreign security transactions are recorded generally at the time of each transaction using the foreign currency spot rate available for the date of each transaction. Under the new law, a Fund will be required to record a fiscal year end (and at calendar year end for excise tax purposes) an adjustment that reflects the difference between the spot rates recorded for each transaction and the year-end average exchange rate for all of a Fund's foreign securities transactions. There is a possibility that the mutual fund industry will be given relief from this new provision, in which case no year-end adjustments will be required.

         The Funds may be subject to foreign withholding taxes on income from certain of its foreign securities. If more than 50% of the total assets of a Fund at the end of its fiscal year are invested in securities of foreign corporations, a Fund may elect to pass-through to you your pro rata share of foreign taxes paid by a Fund. If this election is made, you will be: (i) required to include in your gross income your pro rata share of foreign source income (including any foreign taxes paid by a Fund); and (ii) entitled to either deduct your share of such foreign taxes in computing your taxable income or to claim a credit for such taxes against your U.S. income tax, subject to certain limitations under the Code. You will be informed by a Fund at the end of each calendar year regarding the availability of any such foreign tax credits and the amount of foreign source income (including any foreign taxes paid by a Fund). If a Fund elects to pass-through to you the foreign income taxes that it has paid, you will be informed at the end of the calendar year of the amount of foreign taxes paid and foreign source income that must be included on your federal income tax return. If a Fund invests 50% or less of its total assets in securities of foreign corporations, it will not be entitled to pass-through to you your pro-rata shares of foreign taxes paid by a Fund. In this case, these taxes will be taken as a deduction by a Fund, and the income reported to you will be the net amount after these deductions. The 1997 Act also simplifies the procedures by which investors in funds that invest in foreign securities can claim tax credits on their individual income tax returns for the foreign taxes paid by a Fund. These provisions will allow investors who pay foreign taxes of $300 or less on a single return or $600 or less on a joint return during any year (all of which must be reported on IRS Form 1099-DIV from a Fund to the investor) to claim a tax credit against their U.S. federal income tax for the amount of foreign taxes paid by a Fund. This process will allow you, if you qualify, to bypass the burdensome and detailed reporting requirements on the foreign tax credit schedule (Form 1116) and report your foreign taxes paid directly on page 2 of Form 1040. You should note that this simplified procedure will not be available until calendar year 1998.

         Investment in Passive Foreign Investment Company securities--The Funds may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If a Fund receives an "excess distribution" with respect to PFIC stock, the Fund itself may be subject to U.S. federal income tax on a portion of the distribution, whether or not the corresponding income is distributed by a Fund to you. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which a Fund held the PFIC shares. A Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years, and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. In this case, you would not be permitted to claim a credit on your own tax return for the tax paid by a Fund. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain distribution might have been classified as capital gain. This may have the effect of increasing Fund distributions to you that are treated as ordinary dividends rather than long-term capital gain dividends.

         A Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC during such period. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, the 1997 Act provides for another election that would involve marking-to-market the Fund's PFIC shares at the end of each taxable year (and on certain other dates as prescribed in the Code), with the result that unrealized gains would be treated as though they were realized. The Fund would also be allowed an ordinary deduction for the excess, if any, of the adjusted basis of its investment in the PFIC stock over its fair market value at the end of the taxable year. This deduction would be limited to the amount of any net mark-to-market gains previously included with respect to that particular PFIC security. If a Fund were to make this second PFIC election, tax at the Fund level under the PFIC rules would generally be eliminated.

         The application of the PFIC rules may affect, among other things, the amount of tax payable by a Fund (if any), the amounts distributable to you by a Fund, the time at which these distributions must be made, and whether these distributions will be classified as ordinary income or capital gain distributions to you.

         You should be aware that it is not always possible at the time shares of a foreign corporation are acquired to ascertain that the foreign corporation is a PFIC, and that there is always a possibility that a foreign corporation will become a PFIC after a Fund acquires shares in that corporation. While a Fund will generally seek to avoid investing in PFIC shares to avoid the tax consequences detailed above, there are no guarantees that it will do so and it reserves the right to make such investments as a matter of its fundamental investment policy.

         Most foreign exchange gains are classified as ordinary income which will be taxable to you as such when distributed. Similarly, you should be aware that any foreign exchange losses realized by a Fund, including any losses realized on the sale of foreign debt securities, are generally treated as ordinary losses for federal income tax purposes. This treatment could increase or reduce a Fund's income available for distribution to you, and may cause some or all of a Fund's previously distributed income to be classified as a return of capital.

PERFORMANCE INFORMATION

         From time to time, each Fund may state each of its Classes' total return in advertisements and other types of literature. Any statement of total return performance data for a Class will be accompanied by information on the average annual compounded rate of return for that Class over, as relevant, the most recent one-, five- and ten-year (or life-of-fund, if applicable) periods. Each Fund may also advertise aggregate and average total return information for its Classes over additional periods of time.

         The average annual total rate of return for each Class is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations:


                                       n
                                P(1 + T) = ERV

Where:     P = a hypothetical initial purchase order of $1,000 from which, in the case of only Class A Shares, the maximum front-end sales charge is deducted;

           T = average annual total return;

           n = number of years;

         ERV = redeemable value of the hypothetical $1,000 purchase at the end of the period after the deduction of the applicable CDSC, if any, with respect to Class B Shares and Class C Shares.

         In presenting performance information for Class A Shares, the Limited CDSC applicable to only certain redemptions of those shares will not be deducted from any computation of total return. See the Prospectuses for the Fund Classes for a description of the Limited CDSC and the limited instances in which it applies. All references to a CDSC in this Performance Information section will apply to Class B Shares or Class C Shares.

         Aggregate or cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes the maximum front-end sales charge, if any, is deducted from the initial $1,000 investment at the time it is made with respect to Class A Shares, and that all distributions are reinvested at net asset value, and, with respect to Class B Shares and Class C Shares, reflects the deduction of the CDSC that would be applicable upon complete redemption of such shares. In addition, each Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC.


         The performance of each Class of DelCap Fund, as shown below, is the average annual total return quotations through September 30, 1998. The average annual total return for Class A Shares at offer reflects the maximum front-end sales charge of 5.75% paid on the purchase of shares. The average annual total return for Class A Shares at net asset value (NAV) does not reflect the payment of any front-end sales charge. Pursuant to applicable regulation, total return shown for the DelCap Fund Institutional Class for the periods prior to the commencement of operations of such Class is calculated by taking the performance of DelCap Fund A Class and adjusting it to reflect the elimination of all sales charges. However, for those periods, no adjustment has been made to eliminate the impact of 12b-1 payments, and performance would have been affected had such an adjustment been made. The average annual total return for Class B and C Shares including CDSC reflects the deduction of the applicable CDSC that would be paid if the shares were redeemed at September 30, 1998. The average annual total return for Class B and C Shares excluding CDSC assumes the shares were not redeemed at September 30, 1998 and therefore does not reflect the deduction of a CDSC. Securities prices fluctuated during the periods covered and past results should not be considered as representative of future performance.

                                                      Average Annual Total Return
                                                                DelCap Fund

                                                                    Class B       Class B        Class C        Class C
                       Class A       Class A                         Shares        Shares         Shares         Shares
                       Shares         Shares      Institutional    (including    (excluding     (including     (excluding
                    (at offer)(2)    (at NAV)     Class Shares       CDSC)(3)       CDSC)          CDSC)          CDSC)
--------------------------------------------------------------------------------------------------------------------------
1 year ended
9/30/98               (13.57%)       (8.28%)        (7.99%)         (12.56%)      (8.92%)        (9.62%)        (8.89%)
--------------------------------------------------------------------------------------------------------------------------
3 years ended
9/30/98                 5.58%         7.68%          8.00%            6.28%         6.94%          N/A            N/A
--------------------------------------------------------------------------------------------------------------------------
5 years ended
9/30/98                 7.76%         9.04%          9.38%            N/A           N/A            N/A            N/A
--------------------------------------------------------------------------------------------------------------------------
10 years ended
9/30/98                11.51%        12.17%         12.37%            N/A           N/A            N/A            N/A
--------------------------------------------------------------------------------------------------------------------------
Life of Fund           18.34%        18.90%         19.07%           10.28%        10.59%         7.39%          7.39%
(1)
--------------------------------------------------------------------------------------------------------------------------

(1) Class A Shares commenced operations on March 27, 1986. Institutional Class Shares commenced operations on November 9, 1992. Class B Shares commenced operations on September 6, 1994. Class C Shares commenced operations on November 29, 1995.
(2) Prior to November 30, 1998, the maximum front-end sales charge was 4.75%. Effective November 30, 1998, the maximum front-end sales charge was increased to 5.75% and the above performance numbers are calculated using 5.75% as the applicable sales charge.
(3) Effective November 2, 1998, the CDSC schedule for Class B Shares increased as follows: (i) 5% if shares are redeemed within one year of purchase (ii) 4% if shares are redeemed with two years of purchase;
         (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; (v) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. The above figures have been calculated using this new schedule.


         The performance of Class A Shares and Institutional Class shares of Capital Appreciation Fund, as shown below, is the average annual total return quotations through September 30, 1998. The average annual or aggregate total return for Class A Shares at offer reflects the maximum front-end sales charge of 5.75% paid on the purchase of shares. The average annual total return for Class A Shares at net asset value (NAV) does not reflect the payment of any front-end sales charge. The average annual total return for Class B and C Shares including CDSC reflects the deduction of the applicable CDSC that would be paid if the shares were redeemed at September 30, 1998. The average annual total return for Class B and C Shares excluding CDSC assumes the shares were not redeemed at September 30, 1998 and therefore does not reflect the deduction of a CDSC. Securities prices fluctuated during the periods covered and past results should not be considered as representative of future performance.


                                            Average Annual Total Return
                                           Capital Appreciation Fund(1)
----------------------------------------------------------------------------------------------
                             Class A Shares        Class A Shares       Institutional Class
                             (at offer)(2)(3)        (at NAV)(3)                Shares
----------------------------------------------------------------------------------------------
1 year ended 9/30/98          (12.26%)                (6.91%)                 (6.91%)
----------------------------------------------------------------------------------------------
Life of Fund (4)                2.68%                  6.07%                   6.07%
----------------------------------------------------------------------------------------------

(1) Returns reflect the voluntary waiver of fees and payments of expenses by the Manager. See Investment Management Agreements. In the absence of such voluntary fee waivers and expense payments, performance would have been affected negatively.
(2) Prior to November 2, 1998, the maximum front-end sales charge was 4.75%. Effective November 2, 1998, the maximum front-end sales charge was increased to 5.75% and the above performance numbers are calculated using 5.75% as the applicable sales charge.
(3) Returns reflect the voluntary waiver of 12b-1 fees by the Distributor. See Distribution and Service under Investment Management Agreements. In the absence of such voluntary waiver, performance would have been affected negatively.
(4) Class A Shares and Institutional Class Shares commenced operations on December 2, 1996.


         From time to time, each Fund may also quote its Classes' actual total return performance, dividend results and other performance information in advertising and other types of literature. This information may be compared to that of other mutual funds with similar investment objectives and to stock, bond and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a Fund (or Fund Class) may be compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc. or to the S&P 500 Index or the Dow Jones Industrial Average.

         Lipper Analytical Services, Inc. maintains statistical performance databases, as reported by a diverse universe of independently-managed mutual funds. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare a Fund's performance to another fund in appropriate categories over specific time periods also may be quoted in advertising and other types of literature. The S&P 500 Stock Index and the Dow Jones Industrial Average are industry-accepted unmanaged indices of generally-conservative securities used for measuring general market performance. The Russell 2000 Index TR is a total return weighted index which is comprised of 2,000 of the smallest stocks (on the basis of capitalization) in the Russell 3000 Index and is calculated on a monthly basis. The NASDAQ Composite Index is a market capitalization price only index that tracks the performance of domestic common stocks traded on the regular NASDAQ market as well as National Market System traded foreign common stocks and American Depository Receipts. The total return performance reported for these indices will reflect the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any sales charge or other fees. A direct investment in an unmanaged index is not possible.

         In addition, the performance of multiple indices compiled and maintained by statistical research firms, such as Salomon Brothers and Lehman Brothers may be combined to create a blended performance result for comparative performances. Generally, the indices selected will be representative of the types of securities in which a Fund may invest and the assumptions that were used in calculating the blended performance will be described.

         Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. A Fund may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of a Fund. A Fund may also compare performance to that of other compilations or indices that may be developed and made available in the future.

         Each Fund may include discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of the Fund (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments), economic and political conditions, the relationship between sectors of the economy and the economy as a whole, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Fund. In addition, selected indices may be used to illustrate historic performance of selected asset classes. Each Fund may also include in advertisements, sales literature, communications to shareholders or other materials, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, treasury bills and shares of the Fund. In addition, advertisements, sales literature, communications to shareholders or other materials may include a discussion of certain attributes or benefits to be derived by an investment in a Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning (such as information on Roth IRAs and Education IRAs) and investment alternative to certificates of deposit and other financial instruments. Such sales literature, communications to shareholders or other materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

         Materials may refer to the CUSIP numbers of a Fund and may illustrate how to find the listings of the Fund in newspapers and periodicals. Materials may also include discussions of other funds, products, and services.

         Each Fund may quote various measures of volatility and benchmark correlation in advertising. In addition, a Fund may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data. Each Fund may advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics. Advertisements and sales materials relating to the Fund may include information regarding the background and experience of its portfolio managers.

         The following tables are an example, for purposes of illustration only, of cumulative total return performance for Class A Shares, Institutional Class, Class B Shares and Class C Shares of DelCap Fund and Class A Shares and the Institutional Class of Capital Appreciation Fund through September 30, 1998.
The performance figures reflect maximum sales charges or contingent deferred sales charges, if any. Performance of Class A Shares may also be shown without reflecting the impact of any front-end sales charge. Performance of Class B Shares and Class C Shares will be calculated both with the applicable CDSC included and excluded. In addition, the calculations assume the reinvestment of any realized securities profits distributions and income dividends paid during the period, but not any income taxes payable by shareholders on the reinvested distributions.

         The net asset value of a Class fluctuates so shares, when redeemed, may be worth more or less than the original investment, and a Class' results should not be considered a guarantee of future performance.


                                                     Cumulative Total Return
                                                           DelCap Fund
------------------------------------------------------------------------------------------------------------
                                                      Class B        Class B       Class C        Class C
                       Class A                         Shares         Shares         Shares        Shares
                       Shares       Institutional    (including     (excluding     (including    (excluding
                    (at offer)(2)    Class Shares      CDSC)(3)        CDSC)         CDSC)          CDSC)
------------------------------------------------------------------------------------------------------------
3 months
ended                 (21.10%)        (16.24%)        (20.61%)       (16.43%)      (17.25%)       (16.41%)
9/30/98
------------------------------------------------------------------------------------------------------------
6 months
ended                 (19.81%)(4)     (14.81%)        (19.46%)       (15.22%)      (16.07%)       (15.22%)
9/30/98
------------------------------------------------------------------------------------------------------------
9 months
ended                 (11.01%)         (5.38%)        (10.77%)        (6.07%)       (6.98%)        (6.04%)
9/30/98
------------------------------------------------------------------------------------------------------------
1 year ended
9/30/98               (13.57%)         (7.99%)        (12.56%)        (8.92%)       (9.62%)        (8.89%)
------------------------------------------------------------------------------------------------------------
3 years ended
9/30/98                17.69%          25.98%          20.03%         22.30%         N/A            N/A
------------------------------------------------------------------------------------------------------------
5 years ended
9/30/98                45.31%          56.54%           N/A            N/A           N/A            N/A
------------------------------------------------------------------------------------------------------------
10 years ended
9/30/98               197.31%         221.06%           N/A            N/A           N/A            N/A
------------------------------------------------------------------------------------------------------------
Life of Fund          722.54%         788.11%          48.91%         50.63%        22.44%         22.44%
(1)
 ------------------------------------------------------------------------------------------------------------

(1) Class A Shares commenced operations on March 27, 1986. Institutional Class Shares commenced operations on November 9, 1992. Pursuant to applicable regulation, total return shown for the DelCap Fund Institutional Class for the periods prior to the commencement of operations of such Class is calculated by taking the performance of DelCap Fund A Class and adjusting it to reflect the elimination of all sales charges. However, for those periods, no adjustment has been made to eliminate the impact of 12b-1 payments, and performance would have been affected had such an adjustment been made. Class B Shares commenced operation on September 6, 1994. Class C Shares commenced operations on November 29, 1995.
(2) Prior to November 2, 1998, the maximum front-end sales charge was 4.75%. Effective November 2, 1998, the maximum front-end sales charge was increased to 5.75% and the above performance numbers are calculated using 5.75% as the applicable sales charge.

(3) Effective November 2, 1998, the CDSC schedule for Class B Shares increased as follows: (i) 5% if shares are redeemed within one year of purchase (ii) 4% if shares are redeemed with two years of purchase;
         (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; (v) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. The above figures have been calculated using this new schedule.
(4) Cumulative total return for Class A Shares at NAV for the six months ended September 30, 1998 was (14.92%).



                                                       Cumulative Total Return
                                                      Capital Appreciation Fund(1)
-----------------------------------------------------------------------------------------------
                             Class A Shares        Class A Shares       Institutional Class
                             (at offer)(2)(3)        (at NAV)(3)              Shares
-----------------------------------------------------------------------------------------------
3 months ended 9/30/98         (16.99%)               (11.95%)               (11.95%)
-----------------------------------------------------------------------------------------------
6 months ended 9/30/98         (17.45%)(4)            (12.38%)               (12.38%)
-----------------------------------------------------------------------------------------------
9 months ended 9/30/98          (9.38%)                (3.85%)                (3.85%)
-----------------------------------------------------------------------------------------------
1 year ended 9/30/98           (12.26%)                (6.91%)                (6.91%)
-----------------------------------------------------------------------------------------------
Life of Fund (4)                 4.96%                 11.38%                 11.38%
-----------------------------------------------------------------------------------------------

(1) Returns reflect the voluntary waiver of fees and payments of expenses by the Manager. See Investment Management Agreements. In the absence of such voluntary fee waivers and expense payments, performance would have been affected negatively.
(2) Prior to November 30, 1998, the maximum front-end sales charge was 4.75%. Effective November 30, 1998, the maximum front-end sales charge was increased to 5.75% and the above performance numbers are calculated using 5.75% as the applicable sales charge.
(3) Returns reflect the voluntary waiver of 12b-1 fees by the Distributor. See Distribution and Service under Investment Management Agreements. In the absence of such voluntary waiver, performance would have been affected negatively.
(4) Class A Shares and Institutional Class Shares commenced operations on December 2, 1996.
(5) Cumulative total return for Class A Shares at NAV for the six months ended September 30, 1998 was (12.38%).


         Total return performance for Class B and Class C Shares of Capital Appreciation Fund is not provided because such shares have not commenced operations as of the date of this Part B.

         Because every investor's goals and risk threshold are different, the Distributor, as distributor for each Fund and other mutual funds in Delaware Investments, will provide general information about investment alternatives and scenarios that will allow investors to assess their personal goals. This information will include general material about investing as well as materials reinforcing various industry-accepted principles of prudent and responsible financial planning. One typical way of addressing these issues is to compare an individual's goals and the length of time the individual has to attain these goals to his or her risk threshold. In addition, the Distributor will provide information that discusses the Manager's overriding investment philosophy and how that philosophy impacts a Fund's, and other Delaware Investments funds', investment disciplines employed in seeking their objectives. The Distributor may also from time to time cite general or specific information about the institutional clients of the Manager, including the number of such clients serviced by the Manager.


Dollar-Cost Averaging
         For many people, deciding when to invest can be a difficult decision. Security prices tend to move up and down over various market cycles and logic says to invest when prices are low. However, even experts can't always pick the highs and the lows. By using a strategy known as dollar-cost averaging, you schedule your investments ahead of time. If you invest a set amount on a regular basis, that money will always buy more shares when the price is low and fewer when the price is high. You can choose to invest at any regular interval--for example, monthly or quarterly--as long as you stick to your regular schedule. Dollar-cost averaging looks simple and it is, but there are important things to remember.

         Dollar-cost averaging works best over longer time periods, and it doesn't guarantee a profit or protect against losses in declining markets. If you need to sell your investment when prices are low, you may not realize a profit no matter what investment strategy you utilize. That's why dollar-cost averaging can make sense for long-term goals. Since the potential success of a dollar-cost averaging program depends on continuous investing, even through periods of fluctuating prices, you should consider your dollar-cost averaging program a long-term commitment and invest an amount you can afford and probably won't need to withdraw. You also should consider your financial ability to continue to purchase shares during periods of high fund share prices. Delaware Investments offers three services -- Automatic Investing Program, Direct
Deposit Program and the Wealth Builder Option -- that can help to keep your regular investment program on track. See Investing by Electronic Fund Transfer - Direct Deposit Purchase Plan, Automatic Investing Plan and Wealth Builder Option under Investment Plans for a complete description of these services, including restrictions or limitations.


         The example below illustrates how dollar-cost averaging can work. In a fluctuating market, the average cost per share over a period of time will be lower than the average price per share for the same time period.


--------------------------------------------------------------------------------
                                                                  Number
                       Investment            Price Per          of Shares
                         Amount                Share            Purchased
--------------------------------------------------------------------------------
Month 1                  $100                  $10.00               10
--------------------------------------------------------------------------------
Month 2                  $100                  $12.50                8
--------------------------------------------------------------------------------
Month 3                  $100                  $ 5.00               20
--------------------------------------------------------------------------------
Month 4                  $100                  $10.00               10
--------------------------------------------------------------------------------
Total                    $400                  $37.50               48
--------------------------------------------------------------------------------


Total Amount Invested:  $400
Total Number of Shares Purchased:  48
Average Price Per Share:  $9.38 ($37.50/4)
Average Cost Per Share:  $8.33 ($400/48 shares)



         This example is for illustration purposes only. It is not intended to represent the actual performance of the Funds or any stock or bond fund in the Delaware Investments family. Dollar-cost averaging can be appropriate for investments in shares of funds that tend to fluctuate in value. Please obtain the prospectus of any fund in the Delaware Investments family in which you plan to invest through a dollar-cost averaging program. The prospectus contains additional information, including charges and expenses. Please read it carefully before you invest or send money.


THE POWER OF COMPOUNDING

         When you opt to reinvest your current income for additional Fund shares, your investment is given yet another opportunity to grow. It's called the Power of Compounding. The Funds may include illustrations showing the power of compounding in advertisements and other types of literature.

TRADING PRACTICES AND BROKERAGE

         Equity Funds IV, Inc. selects brokers or dealers to execute transactions on behalf of each Fund for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers execute transactions at best price and execution. Best price and execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. A number of trades are made on a net basis where a Fund either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission. When a commission is paid, a Fund pays reasonably competitive brokerage commission rates based upon the professional knowledge of Equity Funds IV, Inc.'s trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, a Fund pays a minimal share transaction cost when the transaction presents no difficulty.


         During the fiscal years ended September 30, 1996, 1997 and 1998, the aggregate dollar amounts of brokerage commissions paid by DelCap Fund were $1,513,495, $2,224,779 and $2,027,792 respectively. For the period December
2, 1996 (date of initial public offering) through September 30, 1997 and the fiscal year ended September 30, 1998, the aggregate dollar amounts of brokerage commissions paid by Capital Appreciation Fund were $4,599 and $6,662, respectively.


         The Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.


         During the fiscal year ended September 30, 1998, portfolio transactions of DelCap Fund in the amount of $44,593,262, resulting in brokerage commissions of $45,108, were directed to brokers for brokerage and research services provided. For the fiscal year ended September 30, 1998, portfolio transactions of Capital Appreciation Fund in the amount of $1,318,475, resulting in brokerage commissions of $2,500, were directed to brokers for brokerage and research services provided.


         As provided in the Securities Exchange Act of 1934 and each Fund's Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, Equity Funds IV, Inc. believes that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the

Manager which constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to a Fund and to other funds in Delaware Investments. Subject to best price and execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.


         The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and Equity Funds IV, Inc.'s Board of Directors that the advantages of combined orders outweigh the possible disadvantages of separate transactions.


         Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD"), and subject to seeking best price and execution, a Fund may place orders with broker/dealers that have agreed to defray certain expenses of the funds in the Delaware Investments family, such as custodian fees, and may, at the request of the Distributor, give consideration to sales of shares of such funds as a factor in the selection of brokers and dealers to execute Fund portfolio transactions.


Portfolio Turnover
         Portfolio trading will be undertaken principally to accomplish each Fund's objective in relation to anticipated movements in the general level of interest rates. A Fund is free to dispose of portfolio securities at any time, subject to complying with the Internal Revenue Code and the Investment Company Act of 1940, when changes in circumstances or conditions make such a move desirable in light of the investment objective. A Fund will not attempt to achieve or be limited to a predetermined rate of portfolio turnover, such a turnover always being incidental to transactions undertaken with a view to achieving the Fund's investment objective.

         The degree of portfolio activity may affect brokerage costs of a Fund and taxes payable by the Fund's shareholders. A turnover rate of 100% would occur, for example, if all the investments in a Fund's portfolio at the beginning of the year were replaced by the end of the year. In investing for capital appreciation, each Fund may hold securities for any period of time. Portfolio turnover will also be increased if a Fund writes a large number of call options which are subsequently exercised. To the extent a Fund realizes gains on securities held for less than six months, such gains are taxable to the shareholder or to a Fund at ordinary income tax rates. The turnover rate also may be affected by cash requirements from redemptions and repurchases of Fund shares. Total brokerage costs generally increase with higher portfolio turnover rates.

         Under certain market conditions, DelCap Fund may experience a high rate of portfolio turnover which could exceed 100%. Capital Appreciation Fund is expected to have a portfolio turnover rate that is less than

100%. The portfolio turnover rate of each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year, exclusive of securities whose maturities at the time of acquisition are one year or less. During the past two fiscal years, DelCap Fund's portfolio turnover rates were 105% and 115% for 1997 and 1998, respectively. During the period December 2, 1996 (date of initial public offering) through September 30, 1997 and the fiscal year ended 1998, Capital Appreciation Fund's portfolio turnover rates were 84% (annualized) and 163%, respectively.

PURCHASING SHARES

         The Distributor serves as the national distributor for each Fund's four classes of shares - Class A Shares, Class B Shares, Class C Shares and the Institutional Class, and has agreed to use its best efforts to sell shares of each Fund. See the Prospectuses for information on how to invest. Shares of each Fund are offered on a continuous basis and may be purchased through authorized investment dealers or directly by contacting Equity Funds IV, Inc. or the Distributor.


         The minimum initial investment generally is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases generally must be at least $100. The initial and subsequent investment minimums for Class A Shares will be waived for purchases by officers, directors and employees of any Delaware Investments fund, the Manager or any of the Manager's affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Asset Planner service are subject to a minimum initial investment of $2,000 per Asset Planner strategy selected. There are no minimum purchase requirements for the Institutional Classes, but certain eligibility requirements must be satisfied.

         Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. See Investment Plans for purchase limitations applicable to retirement plans. Equity Funds IV, Inc. will reject any purchase order for more than $250,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor may exceed these limitations by making cumulative purchases over a period of time. An investor should keep in mind, however, that reduced front-end sales charges apply to investments of $50,000 or more in Class A Shares and that, absent any applicable fee waiver, Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC.


         Selling dealers are responsible for transmitting orders promptly. Equity Funds IV, Inc. reserves the right to reject any order for the purchase of shares of either Fund if in the opinion of management such rejection is in such Fund's best interest.

         The NASD has adopted amendments to certain rules relating to investment company sales charges. Equity Funds IV, Inc. and the Distributor intend to operate in compliance with these rules.


         Class A Shares are purchased at the offering price which reflects a maximum front-end sales charge of 5.75%; however, lower front-end sales charges apply for larger purchases. See the table of front-end sales charges in the Prospectuses for the Fund Classes. Class A Shares, absent any applicable fee waiver, are also subject to annual 12b-1 Plan expenses.

         Class B Shares are purchased at net asset value and are subject to a CDSC of: (i) 5% if shares are redeemed within one year of purchase; (ii) 4% if shares are redeemed within two years of purchase; (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; (v) 1% if shares are redeemed during the sixth year following purchase; and (vi) 0% thereafter.
Class B Shares are also subject to annual 12b-1 Plan expenses which, absent any applicable fee waiver, are higher than those to which Class A Shares are subject and are assessed against the Class B Shares for approximately eight years after purchase. See Automatic Conversion of Class B Shares under Classes of Shares in the Fund Classes' Prospectuses.

         Class C Shares are purchased at net asset value and are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. Class C Shares, absent any applicable fee waiver, are also subject to annual 12b-1 Plan expenses for the life of the investment which are equal to those to which Class B Shares are subject.


         The distributor has voluntarily elected to waive the payment of 12b-1 Plan expenses by the Capital Appreciation Fund from the commencement of the public offering through May 31, 1999.


         Institutional Class shares are purchased at the net asset value per share without the imposition of a front-end or contingent deferred sales charge or 12b-1 Plan expenses. See Determining Offering Price and Net Asset Value and Plans Under Rule 12b-1 for the Fund Classes in this Part B.

         Class A Shares, Class B Shares, Class C Shares and Institutional Class shares represent a proportionate interest in a Fund's assets and will receive a proportionate interest in that Fund's income, before application, as to the Class A, Class B and Class C Shares, of any expenses, if any, under that Fund's 12b-1 Plans.

         Certificates representing shares purchased are not ordinarily issued unless, in the case of Class A Shares or Institutional Class shares, a shareholder submits a specific request. Certificates are not issued in the case of Class B Shares or Class C Shares or in the case of any retirement plan account including self-directed IRAs. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder's account on the books maintained by Delaware Service Company, Inc. (the "Transfer Agent"). The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor that is permitted to obtain a certificate may receive a certificate representing full share denominations purchased by sending a letter signed by each owner of the account to the Transfer Agent requesting the certificate. No charge is assessed by Equity Funds IV, Inc. for any certificate issued. A shareholder may be subject to fees for replacement of a lost or stolen certificate, under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact the Fund for further information. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.

Alternative Purchase Arrangements

         The alternative purchase arrangements of Class A Shares, Class B
Shares and Class C Shares permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge and, absent any applicable fee waiver, annual 12b-1 Plan expenses of up to a maximum of 0.30% of the average daily net assets of Class A Shares or to purchase either Class B Shares or Class C Shares and have the entire initial purchase amount invested in the Fund with the investment thereafter subject to a CDSC and, absent any applicable fee waiver, annual 12b-1 Plan expenses.


Class A Shares - DelCap Fund and Capital Appreciation Fund

         Purchases of $50,000 or more of Class A Shares at the offering price carry reduced front-end sales charges and may include a series of purchases over a 13-month period under a Letter of Intention signed by the purchaser. See Front-End Sales Charge Alternative - Class A Shares in the Prospectuses for the Fund Classes for a table illustrating reduced front-end sales charges. See also Special Purchase Features - Class A Shares, below, for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.


         Certain dealers who enter into an agreement to provide extra training and information on Delaware Investments products and services and who increase sales of funds in the Delaware Investments family may receive an additional commission of up to 0.15% of the offering price in connection with sales of Class A Shares. Such dealers must meet certain requirements in terms of organization and distribution capabilities and their ability to increase sales. The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid. Participating dealers may be deemed to have additional responsibilities under the securities laws.


Dealer's Commission

         As described in the Prospectuses for the Fund Classes, for initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are effected. See Front-End Sales Charge Alternative - Class A Shares in the Prospectuses for the Fund Classes for the applicable schedule and further details.


Contingent Deferred Sales Charge - Class B Shares and Class C Shares
         Class B and Class C Shares are purchased without a front-end sales charge. Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth below, and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. See Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares under Redemption and Exchange in the Prospectuses for the Fund Classes for a list of the instances in which the CDSC is waived.




         During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares, absent any applicable fee waiver, will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. At the end of approximately eight years after purchase, the investor's Class B Shares will be automatically converted into Class A Shares the same Fund. See Automatic Conversion of Class B Shares under Classes of Shares in the Fund Classes' Prospectuses. Such conversion will constitute a tax-free exchange for federal income tax purposes. See Taxes in the Prospectuses for the Fund Classes.

Plans Under Rule 12b-1 for the Fund Classes
         Pursuant to Rule 12b-1 under the 1940 Act, Equity Funds IV, Inc. has adopted a separate plan for each of the Class A Shares, the Class B Shares and the Class C Shares of each Fund (the "Plans"). Each Plan permits the Fund to pay for certain distribution, promotional and related expenses involved in the marketing of only the Class to which the Plan applies. The Plans do not apply to the Institutional Classes of shares. Such shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of shares of the Institutional Classes. Shareholders of the Institutional Classes may not vote on matters affecting the Plans.

         The Plans permit a Fund, pursuant to the Distribution Agreement, to pay out of the assets of the Class A Shares, Class B Shares and Class C Shares monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into agreements with the Distributor. The Plan expenses relating to Class B and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

         In addition, absent any applicable fee waiver, each Fund may make payments out of the assets of the Class A, Class B and Class C Shares directly to other unaffiliated parties, such as banks, who either aid in the distribution of shares of, or provide services to, such classes.


         The maximum aggregate fee payable by a Fund under the Plans, and a Fund's Distribution Agreement, is on an annual basis, up to 0.30% of the Class A Shares' average daily net assets for the year, and up to 1% (0.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and the Class C Shares' average daily net assets for the year. Equity Funds IV, Inc.'s Board of Directors may reduce these amounts at any time. The Distributor has elected voluntarily to waive all payments under the 12b-1 Plan for the Class A Shares, Class B Shares and Class C Shares of the Capital Appreciation Fund during the commencement of the public offering of the Fund through May 31, 1999.


         All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Class A, Class B and Class C Shares would be borne by such persons without any reimbursement from such Fund Classes. Subject to seeking best price and execution, a Fund may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans.

         From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

         The Plans and the Distribution Agreements, as amended, have been approved by the Board of Directors of Equity Funds IV, Inc., including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of Equity Funds IV, Inc. and who have no direct or indirect financial interest in the Plans by vote cast in person or at a meeting duly called for the purpose of voting on the Plans and such Agreements. Continuation of the Plans and the Distribution Agreements, as amended, must be approved annually by the Board of Directors in the same manner as specified above.

         Each year, the directors must determine whether continuation of the Plans is in the best interest of shareholders of, respectively, Class A Shares, Class B Shares and Class C Shares and that there is a reasonable likelihood of the Plan relating to a Fund Class providing a benefit to that Class. The Plans and the Distribution Agreements, as amended, may be terminated with respect to a Fund Class at any time without penalty by a majority of those directors who are not "interested persons" or by a majority vote of the outstanding voting securities of the relevant Fund Class. Any amendment materially increasing the maximum percentage payable under the Plans must likewise be approved by a majority vote of the outstanding voting securities of the relevant

Fund Class, as well as by a majority vote of those directors who are not "interested persons." With respect to the Class A Share Plan, any material increase in the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting securities of Class B. Also, any other material amendment to the Plans must be approved by a majority vote of the directors including a majority of the noninterested directors of Equity Funds IV, Inc. having no interest in the Plans. In addition, in order for the Plans to remain effective, the selection and nomination of directors who are not "interested persons" of Equity Funds IV, Inc. must be effected by the directors who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Directors for their review.


         For the fiscal year ended September 30, 1998, payments from the Class A Shares, Class B Shares and Class C Shares of DelCap Fund pursuant to their respective 12b-1 Plans amounted to $2,157,405, $210,164 and $36,379, respectively. Such amounts were used for the following purposes:

------------------------------------------------------------------------------------------------------------------
                                          DelCap Fund A             DelCap Fund B               DelCap Fund C
                                            Class                         Class                         Class
------------------------------------------------------------------------------------------------------------------
Advertising                              $7,368                       -0-                           -0-
------------------------------------------------------------------------------------------------------------------
Annual/Semi-Annual Reports               $30,607                      -0-                           -0-
------------------------------------------------------------------------------------------------------------------
Broker Trails                            $1,736,358                   $51,901                       $14,791
------------------------------------------------------------------------------------------------------------------
Broker Sales Charges                     -0-                          $86,734                       $13,415
------------------------------------------------------------------------------------------------------------------
Dealer Service Expenses                  $3,047                       $698                          $311
------------------------------------------------------------------------------------------------------------------
Interest on Broker Sales Charges         -0-                          $60,562                       $414
------------------------------------------------------------------------------------------------------------------
Commissions to Wholesalers               $154,838                     $9,177                        $5,063
------------------------------------------------------------------------------------------------------------------
Promotional-Broker Meetings              $44,562                      $661                          $246
------------------------------------------------------------------------------------------------------------------
Promotional-Other                        $118,289                     -0-                           -0-
------------------------------------------------------------------------------------------------------------------
Prospectus Printing                      $30,677                      -0-                           -0-
------------------------------------------------------------------------------------------------------------------
Telephone                                $4,337                       -0-                           $9
------------------------------------------------------------------------------------------------------------------
Wholesaler Expenses                      $27,322                      $431                          $2,130
------------------------------------------------------------------------------------------------------------------
Other                                    -0-                          -0-                           -0-
------------------------------------------------------------------------------------------------------------------



Other Payments to Dealers - Class A, Class B and Class C Shares

         From time to time, at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of Fund Classes exceed certain limits as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the funds in the Delaware Investments family. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares. The Distributor may also pay a portion of the expense of preapproved dealer advertisements promoting the sale of Delaware Investments fund shares.


Special Purchase Features - Class A Shares

Buying Class A Shares at Net Asset Value
         Class A Shares may be purchased without a front-end sales charge under the Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege.


         Current and former officers, directors and employees of Equity Funds IV, Inc., any other fund in Delaware Investments, the Manager, the Manager's affiliates, or any of the Manager's affiliates that may in the future be created, legal counsel to the funds and registered representatives and employees of broker/dealers who have entered into Dealer's Agreements with the Distributor may purchase Class A Shares and any such class of shares of any of the funds in Delaware Investments, including any fund that may be created, at the net asset value per share. Family members (regardless of age) of such persons at their direction, and any employee benefit plan established by any of the foregoing funds, corporations, counsel or broker/dealers may also purchase shares at net asset value. Class A Shares may also be purchased at net asset value by current and former officers, directors and employees (and members of their families) of the Dougherty Financial Group LLC.

         Investors in Delaware Investments Unit Investment Trusts may reinvest monthly dividend checks and/or repayment of invested capital into Class A Shares of any of the funds in Delaware Investments at net asset value.

         Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed.

         Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of funds in the Delaware Investments family. Officers, directors and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs. Such purchasers are required to sign a letter stating that the purchase is for investment only and that the securities may not be resold except to the issuer. Such purchasers may also be required to sign or deliver such other documents as Equity Funds IV, Inc. may reasonably require to establish eligibility for purchase at net asset value.

         Purchases of Class A Shares at net asset value may also be made by the following: financial institutions investing for the account of their trust customers if they are not eligible to purchase shares of the Institutional
Class of a Fund; any group retirement plan (excluding defined benefit pension plans), or such plans of the same employer, for which plan participant records are maintained on the Retirement Financial Services, Inc. (formerly known as Delaware Investment & Retirement Services, Inc.) proprietary record keeping system that (i) has in excess of $500,000 of plan assets invested in Class A Shares of funds in the Delaware Investments family and any stable value product available through Delaware Investments, or (ii) is sponsored by an employer that has at any point after May 1, 1997 had more than 100 employees while such plan has held Class A Shares of a Delaware Investments fund and such employer has properly represented to Retirement Financial Services, Inc.
in writing that it has the requisite number of employees and has received written confirmation back from Retirement Financial Services, Inc.

         Purchases of Class A Shares of DelCap Fund at net asset value may also be made by bank sponsored retirement plans that are no longer eligible to purchase Institutional Class shares or purchase interests in a collective trust as a result of a change in distribution arrangements.

         Investments in Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to a Delaware Investments account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.


         DelCap Fund A Class shares may be deposited at net asset value, without payment of a sales charge with respect to sales of units of a unit investment trust ("Trust"), organized and sponsored by Prudential Securities Incorporated dealers, whose portfolio consists of Class A Shares and stripped United States Treasury issued notes or bonds bearing no current interest ("Treasury Obligations"). Unit holders of the Trust may elect to invest cash distributions from the Trust in Class A Shares at net asset value, including: (a) distributions of any dividend income or other income received by the Trust; (b) distributions of any net capital gains received in respect of Class A Shares and proceeds of the sale of Class A Shares not used to redeem units of the Trust; and (c) proceeds from the maturity of the Treasury Obligations at the termination date of the Trust.

         Equity Funds IV, Inc. must be notified in advance that the trade qualifies for purchase at net asset value.

Letter of Intention

         The reduced front-end sales charges described above with respect to Class A Shares are also applicable to the aggregate amount of purchases made within a 13-month period pursuant to a written Letter of Intention provided by the Distributor and signed by the purchaser, and not legally binding on the signer or Equity Funds IV, Inc., which provides for the holding in escrow by the Transfer Agent, of 5% of the total amount of the Class A Shares intended to be purchased until such purchase is completed within the 13-month period. A Letter of Intention may be dated to include shares purchased up to 90 days prior to the date the Letter is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on the Class A Shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Such purchasers may include the value (at offering price at the level designated in their Letter of Intention) of all their shares of the Funds and of any class of any of the other mutual funds in Delaware Investments (except shares of any Delaware Investments fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Investments fund which carried a front-end sales charge, CDSC or Limited CDSC) previously purchased and still held as of the date of their Letter of Intention toward the completion of such Letter.


         Employers offering a Delaware Investments retirement plan may also complete a Letter of Intention to obtain a reduced front-end sales charge on investments of Class A Shares made by the plan. The aggregate investment level of the Letter of Intention will be determined and accepted by the Transfer Agent at the point of plan establishment. The level and any reduction in front-end sales charge will be based on actual plan participation and the projected investments in Delaware Investments funds that are offered with a front-end sales charge, CDSC or Limited CDSC for a 13-month period. The Transfer Agent reserves the right to adjust the signed Letter of Intention based on this acceptance criteria. The 13-month period will begin on the date this Letter of Intention is accepted by the Transfer Agent. If actual investments exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted. In the event this Letter of Intention is not fulfilled within the 13-month period, the plan level will be adjusted (without completing another Letter of Intention) and the employer will be billed for the difference in front-end sales charges due, based on the plan's assets under management at that time. Employers may also include the value (at offering price at the level designated in their Letter of Intention) of all their shares intended for purchase that are offered with a front-end sales charge, CDSC or Limited CDSC of any class. Class B Shares and Class C Shares of a Fund and other Delaware Investments funds which offer corresponding classes of shares may also be aggregated for this purpose.


Combined Purchases Privilege

         In determining the availability of the reduced front-end sales charge previously set forth with respect to Class A Shares, purchasers may combine the total amount of any combination of Class B Shares and/or Class C Shares of the Funds, as well as shares of any other class of any of the other Delaware Investments funds (except shares of any Delaware Investments fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Investments fund which carried a front-end sales charge, CDSC or Limited CDSC). In addition, assets held by investment advisory clients of the Manager or its affiliates in a stable value account may be combined with other Delaware Investments fund holdings.


         The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

Right of Accumulation

         In determining the availability of the reduced front-end sales charge with respect to Class A Shares, purchasers may also combine any subsequent purchases of Class A Shares, Class B Shares and Class C Shares of a Fund as well as shares of any other class of any of the other Delaware Investments funds which offer such classes (except shares of any Delaware Investments fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Investments fund which carried a front-end sales charge, CDSC or Limited CDSC). If, for example, any such purchaser has previously purchased and still holds Class A Shares and/or shares of any other of the classes described in the previous sentence with a value of $30,000 and subsequently purchases $20,000 at offering price of additional shares of Class
A Shares, the charge applicable to the $20,000 purchase would currently be 4.75%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect were the shares purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A Shares to determine the applicability of the Right of Accumulation to their particular circumstances.

12-Month Reinvestment Privilege

         Holders of Class A Shares of a Fund (and of the Institutional Class holding shares which were acquired through an exchange from one of the other mutual funds in Delaware Investments offered with a front-end sales charge) who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in Class A Shares of that Fund or in Class A Shares of any of the other funds in Delaware Investments, subject to applicable eligibility and minimum purchase requirements, in states where shares of such other funds may be sold, at net asset value without the payment of a front-end sales charge. This privilege does not extend to Class A Shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct investments in mutual funds in Delaware Investments offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A Shares. The reinvestment privilege does not extend to a redemption of either Class B or Class C Shares.


         Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next determined after receipt of remittance. A redemption and reinvestment could have income tax consequences. It is recommended that a tax adviser be consulted with respect to such transactions. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

         Investors should consult their financial advisers or the Transfer Agent, which also serves as the Funds' shareholder servicing agent, about the applicability of the Limited CDSC (see Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in the Fund Classes' Prospectuses) in connection with the features described above.

Group Investment Plans

         Group Investment Plans which are not eligible to purchase shares of the Institutional Classes may also benefit from the reduced front-end sales charges for investments in Class A Shares set forth in the Prospectuses for the Fund Classes, based on total plan assets. If a company has more than one plan investing in the Delaware Investments family of funds, then the total amount invested in all plans would be used in determining the applicable front-end sales charge reduction upon each purchase, both initial and subsequent, upon notification to the Fund in which the investment is being made at the time of each such purchase. Employees participating in such Group Investment Plans may also combine the investments made in their plan account when determining the applicable front-end sales charge on purchases to non-retirement Delaware Investments investment accounts if they so notify the Fund in connection with each purchase. For other retirement plans and special services, see Retirement Plans for the Fund Classes under Investment Plans.


The Institutional Classes
         The Institutional Class of each Fund is available for purchase only by:
(a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (b) tax-exempt employee benefit plans of the Manager or its affiliates and securities dealer firms with a selling agreement with the Distributor; (c) institutional advisory accounts of the Manager or its affiliates and those having client relationships with Delaware Investment Advisers, an affiliate of the Manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (d) a bank, trust company and similar financial institution investing for its own account or for the accounts of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 fee; and (e) registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.


         Shares of the Institutional Classes are available for purchase at net asset value, without the imposition of a front-end or contingent deferred sales charge and are not subject to Rule 12b-1 expenses.

INVESTMENT PLANS

Reinvestment Plan/Open Account
         Unless otherwise designated by shareholders in writing, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of the respective Fund Class of the DelCap Fund in which an investor has an account (based on the net asset value in effect on the reinvestment date) and will be credited to the shareholder's account on that date. All dividends and distributions of the Institutional Classes of each Fund and the Fund Classes of the Capital Appreciation Fund are reinvested in the accounts of the holders of such shares (based on the net asset value in effect on the reinvestment date). A confirmation of each dividend payment from net investment income and of distributions from realized securities profits, if any, will be mailed to shareholders in the first quarter of the fiscal year.

         Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and fractional shares to their plan accounts at any time either through their investment dealers or by sending a check or money order to the specific Fund and Class in which shares are being purchased. Such purchases, which must meet the minimum subsequent purchase requirements set forth in the Prospectuses and this Part B, are made for Class A Shares at the public offering price and, for Class B Shares, Class C Shares and the Institutional Classes at the net asset value, at the end of the day of receipt. A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.


Reinvestment of Dividends in Other Delaware Investments Funds
         Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, holders of Class A, Class B and Class C Shares may automatically reinvest dividends and/or distributions in any of the mutual funds in Delaware Investments, including the Funds, in states where their shares may be sold. Such investments will be at net asset value at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses. See also Additional Methods of Adding to Your Investment - Dividend Reinvestment Plan under How to Buy Shares in the Prospectuses for the Fund Classes.

         Subject to the following limitations, dividends and/or distributions from other funds in Delaware Investments may be invested in shares of the Funds, provided an account has been established. Dividends from Class A Shares may not be directed to Class B Shares or Class C Shares. Dividends from Class B Shares may only be directed to other Class B Shares and dividends from Class C Shares may only be directed to other Class C Shares.


         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, 403(b)(7) Deferred Compensation Plans or 457 Deferred Compensation Plans.

Investing by Electronic Fund Transfer
         Direct Deposit Purchase Plan--Investors may arrange for a Fund to accept for investment in Class A, Class B or Class C Shares, through an agent bank, preauthorized government or private recurring payments. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates lost, stolen and delayed checks.

         Automatic Investing Plan--Shareholders of Class A, Class B and Class C Shares may make automatic investments by authorizing, in advance, monthly payments directly from their checking account for deposit into their Fund account. This type of investment will be handled in either of the following ways. (1) If the shareholder's bank is a member of the National Automated Clearing House Association ("NACHA"), the amount of the investment will be electronically deducted from his or her account by Electronic Fund Transfer ("EFT"). The shareholder's checking account will reflect a debit each month at a specified date although no check is required to initiate the transaction. (2) If the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, 403(b)(7) Deferred Compensation Plans or 457 Deferred Compensation Plans.

                               *     *     *

         Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such Plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

         Payments to a Fund from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder's account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, a Fund may liquidate sufficient shares from a shareholder's account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Fund.

Direct Deposit Purchases by Mail
         Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts. A Fund will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact Equity Funds IV, Inc. for proper instructions.

Wealth Builder Option

         Shareholders can use the Wealth Builder Option to invest in the Fund Classes through regular liquidations of shares in their accounts in other mutual funds in Delaware Investments. Shareholders of the Fund Classes may elect to invest in one or more of the other mutual funds in Delaware Investments through the Wealth Builder Option. See Wealth Builder Option and Redemption and Exchange in the Prospectuses for the Fund Classes.

         Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other mutual funds in Delaware Investments, subject to the conditions and limitations set forth in the Fund Classes' Prospectuses. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or net asset value, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.


         Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. See Exchange Privilege for a brief summary of the tax consequences of exchanges. Shareholders can terminate their participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, 403(b)(7) Deferred Compensation Plans or 457 Deferred Compensation Plans. This option also is not available to shareholders of the Institutional Classes.


 Asset Planner
         To invest in Delaware Investments funds using the Asset Planner asset allocation service, you should complete an Asset Planner Account Registration Form, which is available only from a financial adviser or investment dealer. Effective September 1, 1997, the Asset Planner Service is only available to financial advisers or investment dealers who have previously used this service. The Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in Delaware Investments funds. With the help of a financial adviser, you may also design a customized asset allocation strategy.

         The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware Investments accounts into the Asset Planner service may be made at net asset value under the circumstances described under Investing by Exchange in the Prospectus. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Class A, Class B and Class C Shares are available through the Asset Planner service. Generally, only shares within the same class may be used within the same Strategy. However, Class A Shares of the Fund and of other funds in Delaware Investments may be used in the same Strategy with consultant class shares that are offered by certain other Delaware Investments funds.

         An annual maintenance fee, currently $35 per Strategy, is typically due at the time of initial investment and by September 30 of each subsequent year. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30th. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors using the Asset Planner for an IRA will continue to pay an annual IRA fee of $15 per Social Security number.


         Investors will receive a customized quarterly Strategy Report summarizing all Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.


         Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.

Retirement Plans for the Fund Classes

         An investment in the Fund may be suitable for tax-deferred retirement plans. Delaware Investments offers a full spectrum of retirement plans, including the 401(k) Defined Contribution Plan, Individual Retirement Account ("IRA") and the new Roth IRA.

         Among the retirement plans that Delaware Investments offers, Class B Shares are available only by Individual Retirement Accounts, SIMPLE IRAs, Roth IRAs, Education IRAs, Simplified Employee Pension Plans, Salary Reduction Simplified Employee Pension Plans, and 403(b)(7) and 457 Deferred Compensation Plans. The CDSC may be waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Redemption and Exchange in the Prospectuses for the Fund Classes for a list of the instances in which the CDSC is waived.


         Purchases of Class B Shares are subject to a maximum purchase limitation of $250,000 for retirement plans. Purchases of Class C Shares must be in an amount that is less than $1,000,000 for such plans. The maximum purchase limitations apply only to the initial purchase of shares by the retirement plan.

         Minimum investment limitations generally applicable to other investors do not apply to retirement plans other than Individual Retirement Accounts, for which there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25, regardless of which Class is selected. Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request. Annual maintenance fees may be shared by Delaware Management Trust Company, the Transfer Agent, other affiliates of the Manager and others that provide services to such plans.


         Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. Certain retirement plans may qualify to purchase shares of the Institutional Classes. See Institutional Classes, above. For additional information on any of the plans and Delaware's retirement services, call the Shareholder Service Center telephone number.

         It is advisable for an investor considering any one of the retirement plans described below to consult with an attorney, accountant or a qualified retirement plan consultant. For further details, including applications for any of these plans, contact your investment dealer or the Distributor.

         Taxable distributions from the retirement plans described below may be subject to withholding.

         Please contact your investment dealer or the Distributor for the special application forms required for the plans described below.

Prototype Profit Sharing or Money Purchase Pension Plans

         Prototype Plans are available for self-employed individuals, partnerships , corporations and other eligible forms of organizations. These plans can be maintained as Section 401(k), profit sharing or money purchase pension plans. Contributions may be invested only in Class A Shares and Class C Shares.


Individual Retirement Account ("IRA")

         A document is available for an individual who wants to establish an IRA and make contributions which may be tax-deductible, even if the individual is already participating in an employer-sponsored retirement plan. Even if contributions are not deductible for tax purposes, as indicated below, earnings will be tax-deferred. In addition, an individual may make contributions on behalf of a spouse who has no compensation for the year ; however, participation may be restricted based on certain income limits.

IRA Disclosures
         The 1997 Act provides new opportunities for investors. Individuals have five types of tax-favored IRA accounts that can be utilized depending on the individual's circumstances. A new Roth IRA and Education IRA are available in addition to the existing deductible IRA and non-deductible IRA.

Deductible and Non-deductible IRAs
         An individual can contribute up to $2,000 in his or her IRA each year. Contributions may or may not be deductible depending upon the taxpayer's adjusted gross income ("AGI") and whether the taxpayer is an active participant in an employer sponsored retirement plan. Even if a taxpayer is an active participant in an employer sponsored retirement plan, the full $2,000 is still available if the taxpayer's AGI is below $30,000 ($50,000 for taxpayers filing joint returns) for years beginning after December 31, 1997. A partial deduction is allowed for married couples with income between $50,000 and $60,000, and for single individuals with incomes between $30,000 and $40,000. These income phase-out limits reach $80,000-$100,000 in 2007 for joint filers and $50,000-$60,000 in 2005 for single filers. No deductions are available for contributions to IRAs by taxpayers whose AGI after IRA deductions exceeds the maximum income limit established for each year and who are active participants in an employer sponsored retirement plan.

         Taxpayers who are not allowed deductions on IRA contributions still can make non-deductible IRA contributions of as much as $2,000 for each working spouse and defer taxes on interest or other earnings from the IRAs.

         Under the new law, a married individual is not considered an active participant in an employer sponsored retirement plan merely because the individual's spouse is an active participant if the couple's combined AGI is below $150,000. The maximum deductible IRA contribution for a married individual who is not an active participant, but whose spouse is, is phased out for combined AGI between $150,000 and $160,000.

Conduit (Rollover) IRAs
         Certain individuals who have received or are about to receive eligible rollover distributions from an employer-sponsored retirement plan or another IRA may rollover the distribution tax-free to a Conduit IRA. The rollover of the eligible distribution must be completed by the 60th day after receipt of the distribution; however, if the rollover is in the form of a direct trustee-to-trustee transfer without going through the distributee's hand, the 60-day limit does not apply.

         A distribution qualifies as an "eligible rollover distribution" if it is made from a qualified retirement plan, a 403(b) plan or another IRA and does not constitute one of the following:

         (i) Substantially equal periodic payments over the employee's life or life expectancy or the joint lives or life expectancies of the employee and his/her designated beneficiary;

         (ii) Substantially equal installment payments for a period certain of 10 or more years;

         (iii) A distribution, all of which represents a required minimum distribution after attaining age 70 1/2;

         (iv) A distribution due to a Qualified Domestic Relations Order to an alternate payee who is not the spouse (or former spouse) of the employee; and

         (v) A distribution of after-tax contributions which is not includable in income.

Roth IRAs
         For taxable years beginning after December 31, 1997, non-deductible contributions of up to $2,000 per year can be made to a new Roth IRA. As a result of the Internal Revenue Service Restructuring and Reform Act of 1998 (the "1998 Act"), the $2,000 annual limit will not be reduced by any contributions to a deductible or nondeductible IRA for the same year. The maximum contribution that can be made to a Roth IRA is phased out for single filers with AGI between $95,000 and $110,000, and for couples filing jointly with AGI between $150,000 and $160,000. Qualified distributions from a Roth IRA would be exempt from federal taxes. Qualified distributions are distributions (1) made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA and (2) that are (a) made on or after the date on which the individual attains age 59 1/2, (b) made to a beneficiary on or after the death of the individual, (c) attributed to the individual being disabled, or (d) for a qualified special purpose (e.g., first time homebuyer expenses).

         Distributions that are not qualified distributions would always be tax-free if the taxpayer is withdrawing contributions, not accumulated earnings.

         Taxpayers with AGI of $100,000 or less are eligible to convert an existing IRA (deductible, nondeductible and conduit) to a Roth IRA. Earnings and contributions from a deductible IRA are subject to a tax upon conversion; however, no 10% excise tax for early withdrawal would apply. If the conversion is done prior to January 1, 1999, then the income from the conversion can be included in income ratably over a four-year period beginning with the year of conversion.

Education IRAs
         For taxable years beginning after December 31, 1997, an Education IRA has been created exclusively for the purpose of paying qualified higher education expenses. Taxpayers can make non-deductible contributions up to $500 per year per beneficiary. The $500 annual limit is in addition to the $2,000 annual contribution limit applicable to IRAs and Roth IRAs. Eligible contributions must be in cash and made prior to the date the beneficiary reaches age 18. Similar to the Roth IRA, earnings would accumulate tax-free. There is no requirement that the contributor be related to the beneficiary, and there is no limit on the number of beneficiaries for whom one contributor can establish Education IRAs. In addition, multiple Education IRAs can be created for the same beneficiaries, however, the contribution limit of all contributions for a single beneficiary cannot exceed $500 annually.

         This $500 annual contribution limit for Education IRAs is phased out ratably for single contributors with modified AGI between $95,000 and $110,000, and for couples filing jointly with modified AGI of between $150,000 and $160,000. Individuals with modified AGI above the phase-out range are not allowed to make contributions to an Education IRA established on behalf of any other individual.

         Distributions from an Education IRA are excludable from gross income to the extent that the distribution does not exceed qualified higher education expenses incurred by the beneficiary during the year the distribution is made regardless of whether the beneficiary is enrolled at an eligible educational institution on a full-time, half-time, or less than half-time basis.

         Any balance remaining in an Education IRA at the time a beneficiary becomes 30 years old must be distributed, and the earnings portion of such a distribution will be includible in gross income of the beneficiary and subject to an additional 10% penalty tax if the distribution is not for qualified higher educations expenses. Tax-free (and penalty-free) transfers and rollovers of account balances from one Education IRA benefiting one beneficiary to another Education IRA benefiting a different beneficiary (as well as redesignations of the named beneficiary) is permitted, provided that the new beneficiary is a member of the family of the old beneficiary and that the transfer or rollover is made before the time the old beneficiary reaches age 30 and the new beneficiary reaches age 18.

         A company or association may establish a Group IRA or Group Roth IRA for employees or members who want to purchase shares of the Fund.

         Investments generally must be held in the IRA until age 59 1/2 in order to avoid premature distribution penalties, but distributions generally must commence no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Individuals are entitled to revoke the account, for any reason and without penalty, by mailing written notice of revocation to Delaware Management Trust Company within seven days after the receipt of the IRA Disclosure Statement or within seven days after the establishment of the IRA, except, if the IRA is established more than seven days after receipt of the IRA Disclosure Statement, the account may not be revoked. Distributions from the account (except for the pro-rata portion of any nondeductible contributions) are fully taxable as ordinary income in the year received. Excess contributions removed after the tax filing deadline, plus extensions, for the year in which the excess contributions were made are subject to a 6% excise tax on the amount of excess. Premature distributions (distributions made before age 59 1/2, except for death, disability and certain other limited circumstances) will be subject to a 10% excise tax on the amount prematurely distributed, in addition to the income tax resulting from the distribution. For information concerning the applicability of a CDSC upon redemption of

Class B Shares and Class C Shares, see Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Classes of Shares in the Prospectuses for the Fund Classes.

         Effective January 1, 1997, the 10% premature distribution penalty will not apply to distributions from an IRA that are used to pay medical expenses in excess of 7.5% of adjusted gross income or to pay health insurance premiums by an individual who has received unemployment compensation for 12 consecutive weeks. In addition, effective January 1, 1998, the new law allows for premature distribution without a 10% penalty if (i) the amounts are used to pay qualified higher education expenses (including graduate level courses) of the taxpayer, the taxpayer's spouse or any child or grandchild of the taxpayer or the taxpayer's spouse, or (ii) used to pay acquisition costs of a principle residence for the purchase of a first-time home by the taxpayer, taxpayer's spouse or any child or grandchild of the taxpayer or the taxpayer's spouse. A qualified first-time homebuyer is someone who has had no ownership interest in a residence during the past two years. The aggregate amount of distribution for first-time home purchases cannot exceed a lifetime cap of $10,000.


Simplified Employee Pension Plan ("SEP/IRA")

         A SEP/IRA may be established by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions on behalf of all eligible employees. Each of the Classes is available for investment by a SEP/IRA.


Salary Reduction Simplified Employee Pension Plan ("SAR/SEP")
         Although new SAR/SEP plans may not be established after December 31, 1996, existing plans may continue to be maintained by employers having 25 or fewer employees. An employer may elect to make additional contributions to such existing plans.

Prototype 401(k) Defined Contribution Plan

         Section 401(k) of the Code permits employers to establish qualified plans based on salary deferral contributions. Effective January 1, 1997, non-governmental tax-exempt organizations may establish 401(k) plans. Plan documents are available to enable employers to establish a plan. An employer may also elect to make profit sharing contributions and/or matching contributions with investments in only Class A Shares and Class C Shares or certain other funds in the Delaware Investments family. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table the Prospectuses for the Fund Classes.


Deferred Compensation Plan for Public Schools and Non-Profit Organizations ("403(b)(7)")

         Section 403(b)(7) of the Code permits public school systems and certain non-profit organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements for their employees. A custodial account agreement is available for those employers who wish to purchase shares of any of the Classes in conjunction with such an arrangement. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table the Prospectuses for the Fund Classes.


Deferred Compensation Plan for State and Local Government Employees ("457")

         Section 457 of the Code permits state and local governments, their agencies and certain other entities to establish a deferred compensation plan for their employees who wish to participate. This enables employees to defer a portion of their salaries and any federal (and possibly state) taxes thereon. Such plans may invest in shares of the Fund. Although investors may use their own plan, there is available a Delaware

Investments 457 Deferred Compensation Plan. Interested investors should contact the Distributor or their investment dealers to obtain further information. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table in the Prospectuses for the Fund Classes.


SIMPLE IRA

         A SIMPLE IRA combines many of the features of an IRA and a 401(k)
Plan but is easier to administer than a typical 401(k) Plan. It requires employers to make contributions on behalf of their employees and also has a salary deferral feature that permits employees to defer a portion of their salary into the plan on a pre-tax basis. A SIMPLE IRA is available only to plan sponsors with 100 or fewer employees.


SIMPLE 401(k)

         A SIMPLE 401(k) is like a regular 401(k) except that it is available only to plan sponsors with 100 or fewer employees and, in exchange for mandatory plan sponsor contributions, discrimination testing is no longer required. Class B Shares are not available for purchase by such plans.

DETERMINING OFFERING PRICE AND NET ASSET VALUE


         Orders for purchases of Class A Shares are effected at the offering price next calculated by the Fund in which shares are being purchased after receipt of the order by the Fund, its agent or certain other authorized persons. See Distribution and Service under Investments Management Agreements. Orders for purchases of Class B Shares, Class C Shares and the Institutional Classes are effected at the net asset value per share next calculated after receipt of the order by the Fund, its agent or certain other authorized persons. Selling dealers are responsible for transmitting orders promptly.

         The offering price for Class A Shares consists of the net asset value per share plus any applicable sales charges. Offering price and net asset value are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for days when the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Funds will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

         An example showing how to calculate the net asset value per share and, in the case of Class A Shares, the offering price per share, is included in each Fund's financial statements which are incorporated by reference into this Part B.


         Each Fund's net asset value per share is computed by adding the value of all the securities and other assets in the portfolio, deducting any liabilities, and dividing by the number of shares outstanding. Expenses and fees are accrued daily. In determining a Fund's total net assets, portfolio securities primarily listed or traded on a national or foreign securities exchange, except for bonds, are valued at the last sale price on that exchange. Options are valued at the last reported sale price or, if no sales are reported, at the mean between bid and asked prices. For valuation purposes, foreign currencies and foreign securities denominated in foreign currency values will be converted into U.S. dollars values at the mean between the bid and offered quotations of such currencies against U.S. dollars based on rates in effect that day. Securities not traded on a particular day, over-the-counter securities, and government and agency securities are valued at the mean value between bid and asked prices. Money market instruments having a maturity of less than 60 days are valued at amortized cost. Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Use of a pricing service has been approved by the Board of Directors. Prices provided by a pricing service take into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Subject to the foregoing, securities for which market quotations are not readily available and other assets are valued at fair value as determined in good faith and in a method approved by the Board of Directors.

         Each Class of a Fund will bear, pro-rata, all of the common expenses of that Fund. The net asset values of all outstanding shares of each Class of a Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in that Fund represented by the value of shares of that Class. All income earned and expenses incurred by a Fund will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class' percentage in the Fund represented by the value of shares of such Classes, except that the Institutional Classes will not incur any of the expenses under Equity Funds IV, Inc.'s 12b-1 Plans and the Class A, Class B and Class C Shares alone will bear any 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each Class, the net asset value of each Class of the DelCap Fund will vary. During the period the current waivers of 12b-1 Plan expenses by the Distributor in connection with the distribution of Class A, Class B and Class C Shares of Capital Appreciation Fund remain applicable, no such variance shall arise.

REDEMPTION AND REPURCHASE


         Any shareholder may require a Fund to redeem shares by sending a written request, signed by the record owner or owners exactly as the shares are registered, to the Fund at 1818 Market Street, Philadelphia, PA 19103. In addition, certain expedited redemption methods described below are available when stock certificates have not been issued. Certificates are issued for Class A Shares and Institutional Class shares only if a shareholder specifically requests them. Certificates are not issued for Class B Shares or Class C Shares. If stock certificates have been issued for shares being redeemed, they must accompany the written request. For redemptions of $50,000 or less paid to the shareholder at the address of record, the request must be signed by all owners of the shares or the investment dealer of record, but a signature guarantee is not required. When the redemption is for more than $50,000, or if payment is made to someone else or to another address, signatures of all record owners are required and a signature guarantee may be required. A signature guarantee can be obtained from a commercial bank, a trust company or a member of a securities transfer association medallion program ("STAMP"). A signature guarantee cannot be provided by a notary public. A signature guarantee is designed to protect the shareholders, Equity Funds IV, Inc. and its agents from fraud. Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Funds may request further documentation from corporations, retirement plans, executors, administrators, trustees or guardians.

         In addition to redemption of shares by a Fund, the Distributor, acting as agent of the Funds, offers to repurchase Fund shares from broker/dealers acting on behalf of shareholders. The redemption or repurchase price, which may be more or less than the shareholder's cost, is the net asset value per share next determined after receipt of the request in good order by the respective Fund or its agent, or certain other authorized persons, subject to any applicable CDSC or Limited CDSC. See Distribution and Service under Investment Management Agreements. This is computed and effective at the time the offering price and net asset value are determined. See Determining Offering Price and Net Asset Value. The Funds and the Distributor end their business days at 5 p.m., Eastern time. This offer is discretionary and may be completely withdrawn without further notice by the Distributor.

         Orders for the repurchase of Fund shares which are submitted to the Distributor prior to the close of its business day will be executed at the net asset value per share computed that day (subject to the applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and net asset value are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

         Certain redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in the Prospectuses for the Fund Classes. Class B Shares are subject to a CDSC of: (i) 5% if shares are redeemed during the first year after purchase; (ii) 4% if shares are redeemed during the second year after purchase; (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; (v) 1% if shares are redeemed during the sixth year following purchase; and (vi) 0% thereafter. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. See Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Classes of Shares in the Prospectuses for the Fund Classes. Except for the applicable CDSC or Limited CDSC and, with respect to the expedited payment by wire described below for which, in the case of the Fund Classes, there is currently a $7.50 bank wiring cost, neither the Funds nor the Distributor charges a fee for redemptions or repurchases, but such fees could be charged at any time in the future.


         Payment for shares redeemed will ordinarily be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in good order by a Fund or certain authorized persons (see Distribution and Service under Investment Management Agreements) provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below is modified by the qualifications described in the next paragraph.


         Each Fund will process written or telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. A Fund will honor redemption requests as to shares for which a check was tendered as payment, but a Fund will not mail or wire the proceeds until it is reasonably satisfied that the check has cleared. This potential delay can be avoided by making investments by wiring Federal Funds.

         If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Fund involved will automatically redeem from the shareholder's account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to a Fund or to the Distributor.

         In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practical, or it is not reasonably practical for a Fund fairly to value its assets, or in the event that the Securities and Exchange Commission has provided for such suspension for the protection of shareholders, a Fund may postpone payment or suspend the right of redemption or repurchase. In such case, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.

         Payment for shares redeemed or repurchased may be made in either cash or kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in Determining Offering Price and Net Asset Value. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, Equity Funds IV, Inc. has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of such Fund during any 90-day period for any one shareholder.

         The value of a Fund's investments is subject to changing market prices. Thus, a shareholder reselling shares to a Fund may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

Small Accounts
         Before a Fund involuntarily redeems shares from an account that, under the circumstances noted in the relevant Prospectus, has remained below the minimum amounts required by the Funds' Prospectuses and sends the proceeds to the shareholder, the shareholder will be notified in writing that the value of the shares in the account is less than the minimum required and will be allowed 60 days from the date of notice to make an additional investment to meet the required minimum. See The Conditions of Your Purchase under How to Buy

Shares in the Prospectuses. Any redemption in an inactive account established with a minimum investment may trigger mandatory redemption. No CDSC or Limited CDSC will apply to the redemptions described in this paragraph.

         Effective November 29, 1995, the minimum initial investment in DelCap Fund A Class was increased from $250 to $1,000. Accounts of DelCap Fund A Class that were established prior to November 29, 1995 and maintain a balance in excess of $250 will not presently be subject to the $9 quarterly service fee that may be assessed against accounts with balances below the stated minimum nor subject to involuntary redemption.

                                *   *   *

         Each Fund has made available certain redemption privileges, as described below. The Funds reserve the right to suspend or terminate these expedited payment procedures upon 60 days' written notice to shareholders.

Expedited Telephone Redemptions
         Shareholders of the Fund Classes or their investment dealers of record wishing to redeem any amount of shares of $50,000 or less for which certificates have not been issued may call the Shareholder Service Center at 800-523-1918 or, in the case of shareholders of the Institutional Classes, their Client Services Representative at 800-828-5052 prior to the time the offering price and net asset value are determined, as noted above, and have the proceeds mailed to them at the record address. Checks payable to the shareholder(s) of record will normally be mailed the next business day, but no later than seven days, after the receipt of the redemption request. This option is only available to individual, joint and individual fiduciary-type accounts.

         In addition, redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check by calling the phone numbers listed above. An authorization form must have been completed by the shareholder and filed with the relevant Fund before the request is received. Payment will be made by wire or check to the bank account designated on the authorization form as follows:


         1. Payment by Wire: Request that Federal Funds be wired to the bank account designated on the authorization form. Redemption proceeds will normally be wired on the next business day following receipt of the redemption request. There is a $7.50 wiring fee (subject to change) charged by First Union
National Bank which will be deducted from the withdrawal proceeds each time the shareholder requests a redemption from Class A Shares, Class B Shares and Class C Shares. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder's bank account.


         2. Payment by Check: Request a check be mailed to the bank account designated on the authorization form. Redemption proceeds will normally be mailed the next business day, but no later than seven days, from the date of the telephone request. This procedure will take longer than the Payment by Wire option (1 above) because of the extra time necessary for the mailing and clearing of the check after the bank receives it.

         Redemption Requirements: In order to change the name of the bank and the account number it will be necessary to send a written request to the relevant Fund and a signature guarantee may be required. Each signature guarantee must be supplied by an eligible guarantor institution. The Funds reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness.

         To reduce the shareholder's risk of attempted fraudulent use of the telephone redemption procedure, payment will be made only to the bank account designated on the authorization form.

         If expedited payment under these procedures could adversely affect a Fund, the Fund may take up to seven days to pay the shareholder.

         Neither the Funds nor the Funds' Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, each Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by shareholders of the Fund Classes are generally tape recorded. A written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone.

Systematic Withdrawal Plans
         Shareholders of Class A, Class B and Class C Shares of DelCap Fund who own or purchase $5,000 or more of shares at the offering price, or net asset value, as applicable, for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the DelCap Fund does not recommend any specific amount of withdrawal. This $5,000 minimum does not apply for that Fund's prototype retirement plans. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account and sufficient full and fractional shares will be redeemed at the net asset value calculated on the third business day preceding the mailing date.

         Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend) and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at net asset value. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital, and the share balance may in time be depleted, particularly in a declining market.

         The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated. Premature withdrawals from retirement plans may have adverse tax consequences.


         Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder. Purchases of Class A Shares of DelCap Fund through a periodic investment program in a fund managed by the Manager must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except if the shareholder is a participant in one of our retirement plans or is investing in Delaware Investments funds which do not carry a sales charge. Redemptions of Class A Shares pursuant to a Systematic Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at net asset value and a dealer's commission has been paid on that purchase. Redemptions of Class B Shares or Class C Shares pursuant to a Systematic Withdrawal Plan may be subject to a

CDSC, unless the annual amount selected to be withdrawn is less than 12% of the account balance on the date that the Systematic Withdrawal Plan was established. See Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares and Waiver of Limited Contingent Deferred Sales Charge - Class A Shares under Redemption and Exchange in the Prospectuses for the Fund Classes. Shareholders should consult their financial advisers to determine whether a Systematic Withdrawal Plan would be suitable for them.

         An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. DelCap Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

         The Systematic Withdrawal Plan is not available for the Institutional Classes or, currently, any of the Fund Classes of Capital Appreciation Fund.

DISTRIBUTIONS AND TAXES


         Each Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Code. As such, the Funds will not be subject to federal income tax on net investment income and net realized capital gains which are distributed to shareholders.


         Each Fund intends to pay out all of its net investment income and net realized capital gains. Each Fund also intends to meet the calendar year distribution requirements imposed by the Code to avoid the imposition of any excise tax. All dividends and any capital gains distributions will be automatically credited to the shareholder's account in additional shares of the same class of the Fund at net asset value unless, in the case of shareholders in the Fund Classes of DelCap Fund, the shareholder requests in writing that such dividends and/or distributions be paid in cash. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again.

         Each class of shares of a Fund will share proportionately in the investment income and expenses of such Fund, except that, absent any applicable fee waiver, Class A Shares, Class B Shares and Class C Shares alone will incur distribution fees under their respective 12b-1 Plans.

         Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. A Fund may deduct from a shareholder's account the costs of the Fund's effort to locate a shareholder if a shareholder's mail is returned by the United States Post Office or the Fund is otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.

         Persons not subject to tax will not be required to pay taxes on distributions.

         Dividends from investment income and short-term capital gains distributions are treated by shareholders as ordinary income for federal income tax purposes. Distributions of long-term capital gains, if any, are taxable to shareholders as long-term capital gains, regardless of the length of time an investor has held such shares, and these gains are currently taxed at long-term capital gain rates described below. The tax status of dividends and distributions paid to shareholders will not be affected by whether they are paid in cash or in additional shares. Each Fund is treated as a single tax entity and capital gains for each Fund will be calculated separately.


         Under the 1997 Act, as revised by the 1998 Act and the Omnibus Consolidated and Emergency Supplemental Appropriations Act, a Fund is required to track its sales of portfolio securities and to report its capital gain distributions to you according to the following categories of holding periods:

         "Mid-term capital gains" or "28 percent rate gain": securities sold by a Fund after July 28, 1997 that were held more than one year but not more than 18 months. These gains will be taxable to individual investors at a maximum rate of 28%. This category of gains applied only to gains and distributions in 1997.

         "1997 Act long-term capital gains" or "20 percent rate gain": securities sold between May 7, 1997 and July 28, 1997 that were held for more than 12 months, and securities sold by the Fund after July 28, 1997 that were held for more than 18 months. As revised by the 1998 Act, this rate applies to securities held for more than 12 months and sold in tax years beginning after December 1, 1997. These gains will be taxable to individual investors at a maximum rate of 20% for investors in the 28% or higher federal income tax brackets, and at a maximum rate of 10% for investors in the 15% federal income tax bracket. The Omnibus Consolidated and Emergency Supplemental Appropriations Act passed in October of 1998 included technical corrections to the 1998 Act. The effect of this correction is that essentially all capital gain distributions paid to shareholders during 1998 will be taxed at a maximum rate of 20%.

         "Qualified 5-year gains": For individuals in the 15% bracket, qualified five-year gains are net gains on securities held for more than 5 years which are sold after December 31, 2000. For individual who are subject to tax at higher rate brackets, qualified five-year gains are net gains on securities which are purchased after December 31, 2000 and are held for more than five years. Taxpayers subject to tax at a higher rate brackets may also make an election for shares held on January 1, 2001 to recognize gain on their shares in order to qualify such shares as qualified five-year property. These gains will be taxable to individual investors at a maximum rate of 18% for investors in the 28% or higher federal income tax brackets, and at a maximum rate of 8% for investors in the 15% federal income tax bracket when sold after the five-year holding period.

         Because of each Fund's investment policy, only a small portion of a Fund's dividends may qualify for the dividends-received deduction for corporations. The portion of dividends paid by the Fund that so qualifies will be designated each year in a notice mailed to the Fund's shareholders, and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of the Fund if the Fund was a regular corporation. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. Under the 1997 Act, the amount that the Fund may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a 46-day period during a 90-day period beginning 45 days before the ex-dividend date and ending 45 days after the ex-dividend date. Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period during a 90-day period beginning 45 days before the ex-dividend date and ending 45 days after the ex-dividend date, then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated. Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation. For the fiscal year ended September 30, 1998, 29.92% of DelCap Fund's and none of Capital Appreciation Fund's dividends from net investment income qualified for the dividends-received deduction to corporations.


         Shareholders will be notified annually by Equity Funds IV, Inc. as to the federal income tax status of dividends and distributions paid by their Fund.

         In addition to the federal taxes described above, shareholders may or may not be subject to various state and local taxes. Because shareholders' state and local taxes may be different than the federal taxes described above, shareholders should consult their own tax advisers.

         See also Other Tax Requirements under Accounting and Tax Issues in this Part B.

INVESTMENT MANAGEMENT AGREEMENTS

         The Manager, located at One Commerce Square, Philadelphia, PA 19103, furnishes investment management services to each Fund, subject to the supervision and direction of Equity Funds IV, Inc.'s Board of Directors.


         The Manager and its predecessors have been managing the funds in Delaware Investments since 1938. On September 30, 1998, the Manager and its affiliates within Delaware Investments, including Delaware International Advisers Ltd., were managing in the aggregate more than $40 billion in assets in the various institutional or separately managed (approximately $23,666,360,000) and investment company (approximately $17,194,990,000) accounts.


         The Investment Management Agreement for DelCap Fund is dated April 3, 1995 and was approved by shareholders on March 29, 1995. The Investment Management Agreement for Capital Appreciation Fund is dated November 29, 1996 and was approved by the initial shareholder on November 29, 1996. Each Agreement has an initial term of two years and may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund to which the Agreement relates, and only if the terms of the renewal thereof have been approved by the vote of a majority of the directors of Equity Funds IV, Inc. who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. Each Agreement is terminable without penalty on 60 days' notice by the directors of Equity Funds IV, Inc. or by the Manager. Each Agreement will terminate automatically in the event of its assignment.


         The compensation paid by DelCap Fund for investment management services is equal to 1/16 of 1% per month (the equivalent of 3/4 of 1% per year) of the Fund's average daily net assets during the month, less DelCap Fund's proportionate share of all directors' fees paid to the unaffiliated directors by the Fund. This fee may be higher than that paid by some other funds. On September 30, 1998, the total net assets of DelCap Fund were $683,979,641.
Under the general supervision of the Board of Directors, the Manager makes all investment decisions which are implemented by DelCap Fund. The Manager pays the salaries of all directors, officers and employees who are affiliated with both the Manager and Equity Funds IV, Inc. The investment management fees paid by DelCap Fund for the fiscal years ended September 30, 1996, 1997 and 1998 were $7,751,575, $7,226,204 and $6,278,318, respectively.

         The annual compensation paid by Capital Appreciation Fund for investment management services is equal to 0.75% on the first $500 million of the Fund's average daily net assets, 0.725% of the next $500 million and 0.70% of the average daily net assets in excess of $1 billion. This fee may be higher than that paid by some other funds. On September 30, 1998, the total net assets of Capital Appreciation Fund were $2,238,562. Under the general supervision of the Board of Directors, the Manager makes all investment decisions which are implemented by the Fund. The Manager pays the salaries of all directors, officers and employees who are affiliated with both the Manager and Equity Funds IV, Inc. The investment management fee incurred by Capital Appreciation Fund for the period December 2, 1996 (date of initial public offering) through September 30, 1997 was $12,953 and $1,811 was paid as a result of the voluntary waiver of fees by the Manager. For the fiscal year ended September 30, 1998, the investment management fee incurred by Capital Appreciation Fund was $18,019 and no fees were paid as a result of the voluntary waiver of fees by the Manager.

         The Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by Capital Appreciation Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total operating expenses of each Class do not exceed 0.75% (exclusive of taxes, interest, brokerage commissions, extraordinary expenses and 12b-1 expenses) during the commencement of the public offering of the Fund through May 31, 1999.

         Except for those expenses borne by the Manager under the Investment Management Agreements and the Distributor under the Distribution Agreement, the Funds are responsible for all of their own expenses. Among others, these include a Fund's proportionate share of rent and certain other administrative expenses; the investment management fees; transfer and dividend disbursing agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.


Distribution and Service

         The Distributor, Delaware Distributors, L.P., located at 1818 Market Street, Philadelphia, PA 19103, serves as the national distributor of each Fund's shares under a Distribution Agreement dated April 3, 1995, as amended on November 29, 1995 for DelCap Fund and under a separate Distribution Agreement dated November 29, 1996 for Capital Appreciation Fund. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by each Fund on behalf of Class A Shares, Class B Shares and Class C Shares under their respective 12b-1 Plans. Delaware Distributors, Inc. ("DDI") is the corporate general partner of Delaware Distributors, L.P. and both DDI and Delaware Distributors, L.P. are indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. The Distributor has elected voluntarily to waive payments under the 12b-1 Plan for the Class A Shares, the Class B Shares and the Class C Shares of Capital Appreciation Fund during the commencement of the public offering of the Fund through May 31, 1999.


         The Transfer Agent, Delaware Service Company, Inc., another affiliate of the Manager located at 1818 Market Street, Philadelphia, PA 19103, serves as the Funds' shareholder servicing, dividend disbursing and transfer agent pursuant to an Amended and Restated Shareholders Services Agreement dated November 29, 1996. The Transfer Agent also provides accounting services to the Funds pursuant to the terms of a separate Fund Accounting Agreement. The Transfer Agent is also an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.


         The Funds have authorized one or more brokers to accept on its behalf purchase and redemption orders in addition to the Transfer Agent. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the behalf of the Funds. For purposes of pricing, the Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Investors may be charged a fee when effecting transactions through a broker or agent.

OFFICERS AND DIRECTORS

         The business and affairs of Equity Funds IV, Inc. are managed under the direction of its Board of Directors.


         Certain officers and directors of Equity Funds IV, Inc. hold identical positions in each of the other funds in Delaware Investments. On October 31, 1998, Equity Funds IV, Inc.'s officers and directors owned approximately less than 1% of the outstanding shares of, respectively, the Class A Shares, Class B Shares, Class C Shares and the Institutional Class of DelCap Fund.

         As of October 31, 1998, management believes the following accounts held 5% or more of the outstanding shares of the Class A Shares, Class B Shares, Class C Shares and the Institutional Class of each fund:

-----------------------------------------------------------------------------------------------------------------------------

Class                              Name and Address of Account                             Share Amount          Percentage
-----------------------------------------------------------------------------------------------------------------------------
DelCap Fund A Class                MLPF&S for the Sole Benefit of its Customers              3,492,946             13.84%
                                   Attention:  Fund Administration
                                   4800 Deer Lake Drive East -  2nd Floor
                                   Jacksonville, FL  32246
-----------------------------------------------------------------------------------------------------------------------------
DelCap Fund B Class                MLPF&S for the Sole Benefit of its Customers                101,847             11.89%
                                   Attention:  Fund Administration
                                   4800 Deer Lake Drive East -     2nd Floor
                                   Jacksonville, FL  32246
-----------------------------------------------------------------------------------------------------------------------------
DelCap Fund C Class                RS 401(k) Plan                                            2,041,296             49.77%
                                   Price Waterhouse LLP
                                   Savings Plan
                                   c/o DelPac 16th Floor
                                   1818 Market St.
                                   Philadelphia, PA 19103-3638
-----------------------------------------------------------------------------------------------------------------------------
DelCap Fund                        Boston Safe Agent for Mellon Bank                         1,155,923             28.18%
Institutional Class                Trst. State of California Deferred
                                   Compensation Plan
                                   457 A/C CSPF0134002
                                   Attention:  Bob Stein, Mail Code 028-004N
                                   1 Cabot Road
                                   Medford, MA  02155
-----------------------------------------------------------------------------------------------------------------------------
                                   Boston Safe Agent for Mellon Bank                           421,777             10.28%
                                   Trst. State of California Thrift Plan
                                   401K A/C CSPF0034002
                                   Attention:  Bob Stein, Mail Code
                                   028-004N
                                   1 Cabot Road
                                   Medford, MA  02155
-----------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------
Class                              Name and Address of Account                             Share Amount           Percentage
-----------------------------------------------------------------------------------------------------------------------------
Capital Appreciation               DMTC C/F the 403(b)(7) plan of                                 533              39.83%
Fund A Class                       Jerauld D. Myers
                                   468 County Road, 3A
                                   Greene, NY 13778
-----------------------------------------------------------------------------------------------------------------------------
                                   Bonnie Sue Rockhill and                                        366              27.34%
                                   Roger William Rockhill
                                   220 Spout Spring Ave.
                                   Mount Holly, NJ 08060
-----------------------------------------------------------------------------------------------------------------------------
                                   Douglas W. Degenhardt                                          314              23.47%
                                   237 Marple Rd.
                                   Haverford, PA 19041
-----------------------------------------------------------------------------------------------------------------------------
Capital Appreciation               Chicago Trust Co.                                          247,789              99.99%
Fund Institutional Class           FBO Lincoln National Corp.
                                   Empl. Ret. Pln
                                   c/o Marshall & Ilsley Trust Co.
                                   P.O. Box 2977
                                   Milwaukee, WI 53201
-----------------------------------------------------------------------------------------------------------------------------

         DMH Corp., Delvoy, Inc., Delaware Management Company, Inc., Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company, Delaware International Holdings Ltd., Founders Holdings, Inc., Delaware International Advisers Ltd., Delaware Capital Management, Inc. and Retirement Financial Services, Inc. are direct or indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. In connection with the merger, a new Investment Management Agreement between Equity Funds IV, Inc. and the Manager on behalf of DelCap Fund was executed following shareholder approval. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.


         Directors and principal officers of Equity Funds IV, Inc. are noted below along with their ages and their business experience for the past five years. Unless otherwise noted, the address of each officer and director is One Commerce Square, Philadelphia, PA 19103.


*Wayne A. Stork (61)
         Chairman and Director and/or Trustee of Equity Funds IV, Inc. and
         33 other investment companies in the Delaware Investments family and Delaware Capital Management, Inc.
         Chairman, President, Chief Executive Officer and Director of DMH Corp.,
                  Delaware Distributors, Inc. and Founders Holdings, Inc. Chairman, President, Chief Executive Officer, Chief Investment Officer
                  and Director/Trustee of Delaware Management Company, Inc. and Delaware Management Business Trust
         Chairman, President, Chief Executive Officer and Chief Investment
                  Officer of Delaware Management Company (a series of Delaware Management Business Trust)
         Chairman, Chief Executive Officer and Chief Investment Officer of
                  Delaware Investment Advisers (a series of Delaware Management Business Trust)
         Chairman,Chief Executive Officer and Director of Delaware
                  International Advisers Ltd., Delaware International Holdings Ltd. and Delaware Management Holdings, Inc.
         President and Chief Executive Officer of Delvoy, Inc.
         Chairman of Delaware Distributors, L.P.
         Director of Delaware Service Company, Inc. and  Retirement Financial
                  Services, Inc.
         During the past five years, Mr. Stork has served in various executive capacities at different times within the Delaware organization.







----------------------
* Director affiliated with Equity Funds IV, Inc.'s investment manager and considered an "interested person" as defined in the 1940 Act.

* Jeffrey J. Nick (45)
         President, Chief Executive Officer and Director and/or Trustee of
                  Equity Funds IV, Inc. and 33 other investment companies in the Delaware Investments family
         President and Director of Delaware Management Holdings, Inc. President, Chief Executive Officer and Director of Lincoln National
                  Investment Companies, Inc. Director of Delaware International Advisers Ltd.
         From 1992 to 1996, Mr. Nick was Managing Director of Lincoln
                  National UK plc and from 1989 to 1992, he was Senior Vice President responsible for corporate planning and development for Lincoln National Corporation.

Richard G. Unruh, Jr. (59)
         Executive Vice President of Equity Funds IV, Inc. and 33 other investment companies in the Delaware Investments family, Delaware Management Holdings, Inc., Delaware Management Company (a series of Delaware Management Business Trust) and Delaware Capital Management, Inc.
         President of Delaware Investment Advisers (a series of Delaware
                  Management Business Trust) Executive Vice President and Director/Trustee of Delaware Management Company, Inc. and Delaware Management Business Trust
         Director of Delaware International Advisers Ltd.
         During the past five years, Mr. Unruh has served in various executive capacities at different times within the Delaware organization.

Paul E. Suckow (51)
         Executive Vice President/Chief Investment Officer, Fixed Income of
                  Equity Funds IV, Inc. and 33 other investment companies in the Delaware Investments family, Delaware Management
                  Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust) and Delaware Management Holdings, Inc.
         Executive Vice President and Director of Founders Holdings, Inc. Executive Vice President of Delaware Capital Management, Inc. and
                  Delaware Management Business Trust
         Director of Founders CBO Corporation
         Director of HYPPCO Finance Company Ltd.
         Before returning to Delaware Investments in 1993, Mr. Suckow was
                  Executive Vice President and Director of Fixed Income for Oppenheimer Management Corporation, New York, NY from 1985 to 1992. Prior to that, Mr. Suckow was a fixed-income portfolio manager for Delaware Investments.




----------------------
* Director affiliated with Equity Fund IV, Inc.'s investment manager and considered an "interested person" as defined in the 1940 Act.

David K. Downes (58)
         Executive Vice President, Chief Operating Officer, Chief Financial
                  Officer of Equity Funds IV, Inc. and 33 other investment companies in the Delaware Investments family, Delaware Management Holdings, Inc, Founders CBO Corporation, Delaware Capital Management, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust) and Delaware Distributors, L.P.
         Executive Vice President, Chief Financial Officer, Chief Administrative
                  Officer and Trustee of Delaware Management Business Trust Executive Vice President, Chief Operating Officer, Chief Financial
                  Officer and Director of Delaware Management Company, Inc., DMH Corp., Delaware Distributors, Inc., Founders Holdings, Inc. and Delvoy, Inc.
         President, Chief Executive Officer, Chief Financial Officer and
                  Director of Delaware Service Company, Inc.
         President, Chief Operating Officer, Chief Financial Officer and
                  Director of Delaware International Holdings Ltd.
         Chairman, Chief Executive Officer and Director of Delaware Management
                  Trust Company and Retirement Financial Services, Inc.
         Director of Delaware International Advisers Ltd.
         During the past five years, Mr. Downes has served in various executive capacities at different times within the Delaware organization.

Walter P. Babich (71)
         Director and/or Trustee of Equity Funds IV, Inc. and 33 other investment companies in the Delaware Investment family 460 North Gulph Road, King of Prussia, PA 19406
         Board Chairman, Citadel Constructors, Inc.
         From 1986 to 1988, Mr. Babich was a partner of Irwin & Leighton and from 1988 to 1991, he was a partner of I&L Investors.

John H. Durham (61)
         Director and/or Trustee of Equity Funds IV, Inc. and 18 other investment companies in the Delaware Investments family Partner, Complete Care Services
         120 Gibraltar Road, Horsham, PA 19044
         Mr. Durham served as Chairman of the Board of each fund in the Delaware Investments family from 1986 to 1991; President of each fund from 1977 to 1990; and Chief Executive Officer of each fund from 1984 to 1990. Prior to 1992, with respect to Delaware Management Holdings, Inc., Delaware Management Company, Delaware Distributors, Inc. and Delaware Service Company, Inc., Mr. Durham served as a director and in various executive capacities at different times.

Anthony D. Knerr (59)
          Director and/or Trustee of Equity Funds IV, Inc. and 33 other investment companies in the Delaware Investments family
         500 Fifth Avenue, New York, NY  10110
         Founder and Managing Director, Anthony Knerr & Associates
         From 1982 to 1988, Mr. Knerr was Executive Vice President/Finance and Treasurer of Columbia University, New York. From 1987 to 1989, he was also a lecturer in English at the University. In addition, Mr. Knerr was Chairman of The Publishing Group, Inc., New York, from 1988 to 1990. Mr. Knerr founded The Publishing Group, Inc. in 1988.

Ann R. Leven (58)
         Director and/or Trustee of Equity Funds IV, Inc. and 33 other investment companies  in the Delaware Investments family
         785 Park Avenue, New York, NY  10021
         Treasurer, National Gallery of Art
         From 1984 to 1990, Ms. Leven was Treasurer and Chief Fiscal Officer of the Smithsonian Institution, Washington, DC, and from 1975 to 1992, she was Adjunct Professor of Columbia Business School.

W. Thacher Longstreth (78)
         Director and/or Trustee of Equity Funds IV, Inc. and 33 other investment companies in the Delaware Investments family City Hall, Philadelphia, PA 19107
         Philadelphia City Councilman

Thomas F. Madison (62)
         Director and/or Trustee of Equity Funds IV, Inc. and 33 other investment companies in the Delaware Investments family
         200 South Fifth Street, Suite 2100, Minneapolis, Minnesota 55402 President and Chief Executive Officer, MLM Partners, Inc.
                  Mr. Madison has also been Chairman of the Board of Communications Holdings, Inc. since 1996.
          From February to September 1994, Mr. Madison served as Vice
                  Chairman--Office of the CEO of The Minnesota Mutual Life Insurance Company and from 1988 to 1993, he was President of U.S. WEST Communications--Markets.

Charles E. Peck (73)
         Director and/or Trustee of Equity Funds IV, Inc. and 33 other investment companies in the Delaware Investments family P.O. Box 1102, Columbia, MD 21044
         Retired.
         Secretary/Treasurer, Enterprise Homes, Inc.
         From 1981 to 1990, Mr. Peck was Chairman and Chief Executive
                  Officer of The Ryland Group, Inc., Columbia, MD.

 George M. Chamberlain, Jr. (51)
         Senior Vice President, Secretary and General Counsel of Equity Funds
                  IV, Inc. and 33 other investment companies in the Delaware Investments family.
         Senior Vice President and Secretary of Delaware Distributors, L.P.,
                  Delaware Management Company (a series of Delaware Management Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust) and Delaware Management Holdings, Inc.
         Senior Vice President, Secretary and Director/Trustee of DMH Corp.,
                  Delaware Management Company, Inc., Delaware Distributors, Inc., Delaware Service Company, Inc., Founders Holdings, Inc., Retirement Financial Services, Inc., Delaware Capital Management, Inc., Delvoy, Inc. and Delaware Management Business Trust
         Executive Vice President, Secretary and Director of Delaware Management Trust Company
         Senior Vice President and Director of Delaware International Holdings
                  Ltd.
         Director of Delaware International Advisers Ltd.
         Attorney.
         During the past five years, Mr. Chamberlain has served in various executive capacities at different times within the Delaware organization.

Joseph H. Hastings (48)
         Senior Vice President/Corporate Controller of Equity Funds IV, Inc.
                  and 33 other investment companies in the Delaware
                  Investments family and Founders Holdings, Inc.
         Senior Vice President/Corporate Controller and Treasurer of Delaware
                  Management Holdings, Inc., DMH Corp., Delaware Management Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Capital Management, Inc., Delaware International Holdings Ltd., Delvoy, Inc. and Delaware Management Business Trust
         Chief Financial Officer/Treasurer of Retirement Financial
                  Services, Inc.
         Executive Vice President/Chief Financial Officer/Treasurer of Delaware
                  Management Trust Company
         Senior Vice President/Assistant Treasurer of Founders CBO Corporation During the past five years, Mr. Hastings has served in various executive capacities at different times within the Delaware organization.

 Michael P. Bishof (36)
         Senior Vice President/Treasurer of Equity Funds IV, Inc. and 33 other investment companies in the Delaware Investments family and Founders Holdings, Inc.
         Senior Vice President/Investment Accounting of Delaware Management
                  Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust) and Delaware Service Company, Inc.
         Senior Vice President and Treasurer/Manager of Investment Accounting of Delaware Distributors, L.P. and Delaware Investment Advisers (a series of Delaware Management Business Trust)
         Senior Vice President and Manager of Investment Accounting of
                  Delaware International Holdings Ltd.
         Senior Vice President and Assistant Treasurer of Founders CBO
                  Corporation Before joining Delaware Investments in 1995, Mr. Bishof was a Vice President for Bankers Trust, New York, NY from 1994 to 1995, a Vice President for CS First Boston Investment Management, New York, NY from 1993 to 1994 and an Assistant Vice President for Equitable Capital Management Corporation, New York, NY from 1987 to 1993.

Gerald S. Frey (52)
         Vice President/Senior Portfolio Manager of Equity Funds IV, Inc., of nine other investment companies in Delaware Investments and of Delaware Management Company, Inc.
         Before joining Delaware Investments in 1996, Mr. Frey was a Senior
                  Director with Morgan Grenfell Capital Management, New York, NY from 1986 to 1995.

Robert L. Arnold (34)
         Vice President/Portfolio Manager of Equity Funds IV, Inc. and two
                  other investment companies in Delaware Investments. Before joining Delaware Investments in 1992, Mr. Arnold was a planning analyst with Chemical Bankin New York.

         The following is a compensation table listing for each director entitled to receive compensation, the aggregate compensation received from Equity Funds IV, Inc. and the total compensation received from all investment companies in the Delaware Investments family for which he or she serves as a director or trustee for the fiscal year ended September 30, 1998 and an estimate of annual benefits to be received upon retirement under the Delaware Investments Retirement Plan for Directors/Trustees as of September 30, 1998. Only the independent directors of Equity Funds IV, Inc. receive compensation from the Funds.

                                                        Pension or                Estimated         Total Compensation
                                    Aggregate            Retirement                 Annual           from the Investment
                                  Compensation        Benefits Accrued             Benefits             Companies in
                                   from Equity           as Part of                  Upon                 Delaware
Name                             Funds IV, Inc.         Fund Expenses            Retirement(1)         Investments(2)
----                             --------------         -------------            -------------         ---------------

W. Thacher Longstreth                $2,757                 None                   $38,500                 $63,487
Ann R. Leven                         $3,074                 None                   $38,500                 $69,732
Walter P. Babich                     $3,022                 None                   $38,500                 $68,571
Anthony D. Knerr                     $3,022                 None                   $38,500                 $68,571
Charles E. Peck                      $2,757                 None                   $38,500                 $63,487
Thomas F. Madison                    $2,841                 None                   $38,500                 $65,154
John H. Durham(3)                    $1,362                 None                   $31,000                 $25,506

(1) Under the terms of the Delaware Investments Retirement Plan for Directors/Trustees, each disinterested director/trustee who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each investment company in the Delaware Investments family for which he or she serves as a director or trustee for a period equal to the lesser of the number of years that such person served as a director or trustee or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to directors/trustees of each investment company at the time of such person's retirement. If an eligible director/trustee retired as of September 30, 1998, he or she would be entitled to annual payments totaling the amount noted above, in the aggregate, from all of the investment companies in the Delaware Investments family for which he or she served as director or trustee, based on the number of investment companies in the Delaware Investments family as of that date.
(2) Each independent director/trustee (other than John H. Durham) currently receives a total annual retainer fee of $38,500 for serving as a director or trustee for all 34 investment companies in Delaware Investments, plus $3,145 for each Board Meeting attended. John H. Durham currently receives a total annual retainer fee of $31,000 for serving as a director or trustee for 19 investment companies in Delaware Investments, plus $1,757.50 for each Board Meeting attended. Ann R. Leven, Walter P. Babich, Anthony D. Knerr and Thomas F. Madison serve on the Fund's audit committee; Ms. Leven is the chairperson. Members of the audit committee currently receive additional annual compensation of $5,000 from all investment companies, in the aggregate, with the exception of the chairperson, who receives $6,000.
(3) John H. Durham joined the Board of Directors of the Fund and 18 other investment companies in Delaware Investments on April 16, 1998.

EXCHANGE PRIVILEGE


         The exchange privileges available for shareholders of the Classes and for shareholders of classes of other funds in Delaware Investments are set forth in the relevant prospectuses for such classes. The following supplements that information. The Funds may modify, terminate or suspend the exchange privilege upon 60 days' notice to shareholders.

         All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses. A shareholder requesting an exchange will be sent a current prospectus and an authorization form for any of the other mutual funds in Delaware Investments. Exchange instructions must be signed by the record owner(s) exactly as the shares are registered.


         An exchange constitutes, for tax purposes, the sale of one fund or series and the purchase of another. The sale may involve either a capital gain or loss to the shareholder for federal income tax purposes.


         In addition, investment advisers and dealers may make exchanges between funds in Delaware Investments on behalf of their clients by telephone or other expedited means. This service may be discontinued or revised at any time by the Transfer Agent. Such exchange requests may be rejected if it is determined that a particular request or the total requests at any time could have an adverse effect on any of the funds. Requests for expedited exchanges may be submitted with a properly completed exchange authorization form, as described above.


Telephone Exchange Privilege

         Shareholders owning shares for which certificates have not been issued or their investment dealers of record may exchange shares by telephone for shares in other mutual funds in Delaware Investments. This service is automatically provided unless the relevant Fund receives written notice from the shareholder to the contrary.

         Shareholders or their investment dealers of record may contact the Shareholder Service Center at 800-523-1918 or, in the case of shareholders of the Institutional Classes, their Client Services Representative at 800-510-4015, to effect an exchange. The shareholder's current Fund account number must be identified, as well as the registration of the account, the share or dollar amount to be exchanged and the fund into which the exchange is to be made. Requests received on any day after the time the offering price and net asset value are determined will be processed the following day. See Determining Offering Price and Net Asset Value. Any new account established through the exchange will automatically carry the same registration, shareholder information and dividend option as the account from which the shares were exchanged. The exchange requirements of the fund into which the exchange is being made, such as sales charges, eligibility and investment minimums, must be met. (See the prospectus of the fund desired or inquire by calling the Transfer Agent or, as relevant, your Client Services Representative.) Certain funds are not available for retirement plans.

         The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the funds in Delaware Investments. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and the Funds reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

         As described in the Funds' Prospectuses, neither the Funds nor the Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine.

Right to Refuse Timing Accounts

         With regard to accounts that are administered by market timing services ("Timing Firms") to purchase or redeem shares based on changing economic and market conditions ("Timing Accounts"), the Funds will refuse any new timing arrangements, as well as any new purchases (as opposed to exchanges) in Delaware Investments funds from Timing Firms. A Fund reserves the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any person whose transactions seem to follow a timing pattern who: (i) makes an exchange request out of the Fund within two weeks of an earlier exchange request out of the Fund, or (ii) makes more than two exchanges out of the Fund per calendar quarter, or (iii) exchanges shares equal in value to at least $5 million, or more than 1/4 of 1% of the Fund's net assets. Accounts under common ownership or control, including accounts administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.


Restrictions on Timed Exchanges

         Timing Accounts operating under existing timing agreements may only execute exchanges between the following eight Delaware Investments funds: (1) Decatur Income Fund, (2) Decatur Total Return Fund, (3) Delaware Fund, (4) Limited-Term Government Fund, (5) Tax-Free USA Fund, (6) Delaware Cash Reserve,
(7) Delchester Fund and (8) Tax-Free Pennsylvania Fund. No other Delaware Investments funds are available for timed exchanges. Assets redeemed or exchanged out of Timing Accounts in Delaware Investments funds not listed above may not be reinvested back into that Timing Account. Each Fund reserves the right to apply these same restrictions to the account(s) of any person whose transactions seem to follow a timing pattern (as described above).


         Each Fund also reserves the right to refuse the purchase side of an exchange request by any Timing Account, person, or group if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to a Fund and therefore may be refused.

         Except as noted above, only shareholders and their authorized brokers of record will be permitted to make exchanges or redemptions.

                                 *     *     *


         Following is a summary of the investment objectives of the other Delaware Investments funds:


         Delaware Fund seeks long-term growth by a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. Devon Fund seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks the Manager believes have the potential for above average dividend increases over time.

         Trend Fund seeks long-term growth by investing in common stocks issued by emerging growth companies exhibiting strong capital appreciation potential.

         Small Cap Value Fund seeks capital appreciation by investing primarily in common stocks whose market values appear low relative to their underlying value or future potential.


         Decatur Income Fund seeks the highest possible current income by investing primarily in common stocks that provide the potential for income and capital appreciation without undue risk to principal. Decatur Total Return Fund seeks long-term growth by investing primarily in securities that provide the potential for income and capital appreciation without undue risk to principal. Blue Chip Fund seeks to achieve long-term capital appreciation. Current income is a secondary objective. It seeks to achieve these objectives by investing primarily in equity securities and any securities that are convertible into equity securities. Social Awareness Fund seeks to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the Fund's "Social Criteria" strategy.

         Delchester Fund seeks as high a current income as possible by investing principally in high yield, high risk corporate bonds, and also in U.S. government securities and commercial paper. Strategic Income Fund seeks to provide investors with high current income and total return by using a multi-sector investment approach, investing principally in three sectors of the fixed-income securities markets: high yield, higher risk securities, investment grade fixed-income securities and foreign government and other foreign fixed-income securities. High-Yield Opportunities Fund seeks to provide investors with total return and, as a secondary objective, high current income. Corporate Bond Fund seeks to provide investors with total return by investing primarily in corporate bonds. Extended Duration Bond Fund seeks to provide investors with total return by investing primarily in corporate bonds.


         U.S. Government Fund seeks high current income by investing primarily in long-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.


         Limited-Term Government Fund seeks high, stable income by investing primarily in a portfolio of short- and intermediate-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and instruments secured by such securities.


         Delaware Cash Reserve seeks the highest level of income consistent with the preservation of capital and liquidity through investments in short-term money market instruments, while maintaining a stable net asset value.

         REIT Fund seeks to achieve maximum long-term total return with capital appreciation as a secondary objective. It seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry.


         Foundation Funds are "fund of funds" which invest in other funds in the Delaware Investments family (referred to as "Underlying Funds"). Foundation Funds Income Portfolio seeks a combination of current income and preservation of capital with capital appreciation by investing primarily in a mix of fixed income and domestic equity securities, including fixed income and domestic equity Underlying Funds. Foundation Funds Balanced Portfolio seeks capital appreciation with current income as a secondary objective by investing primarily in domestic equity and fixed income securities, including domestic equity and fixed income Underlying Funds. Foundation Funds Growth Portfolio seeks long term capital growth by investing primarily in equity securities, including equity Underlying Funds, and, to a lesser extent, in fixed income securities, including fixed-income Underlying Funds.


         Tax-Free USA Fund seeks high current income exempt from federal income tax by investing in municipal bonds of geographically-diverse issuers. Tax-Free Insured Fund invests in these same types of securities but with an emphasis on municipal bonds protected by insurance guaranteeing principal and interest are paid when due. Tax-Free USA Intermediate Fund seeks a high level of current interest income exempt from federal income tax, consistent with the preservation of capital by investing primarily in municipal bonds.

         Tax-Free Money Fund seeks high current income, exempt from federal income tax, by investing in short-term municipal obligations, while maintaining a stable net asset value.

         Tax-Free New Jersey Fund seeks a high level of current interest income exempt from federal income tax and New Jersey state and local taxes, consistent with preservation of capital. Tax-Free Ohio Fund seeks a high level of current interest income exempt from federal income tax and Ohio state and local taxes, consistent with preservation of capital. Tax-Free Pennsylvania Fund seeks a high level of current interest income exempt from federal income tax and Pennsylvania state and local taxes, consistent with the preservation of capital.


         International Equity Fund seeks to achieve long-term growth without undue risk to principal by investing primarily in international securities that provide the potential for capital appreciation and income. Global Bond Fund seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Global Equity Fund seeks to achieve long-term total return by investing in global securities that provide the potential for capital appreciation and income. Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries.


         U.S. Growth Fund seeks to maximize capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry. Overseas Equity Fund seeks to maximize total return (capital appreciation and income), principally through investments in an internationally diversified portfolio of equity securities. New Pacific Fund seeks long-term capital appreciation by investing primarily in companies which are domiciled in or have their principal business activities in the Pacific Basin.


         Delaware Group Premium Fund, Inc. offers 16 funds available exclusively as funding vehicles for certain insurance company separate accounts. Decatur Total Return Series seeks the highest possible total rate of return by selecting issues that exhibit the potential for capital appreciation while providing higher than average dividend income. Delchester Series seeks as high a current income as possible by investing in rated and unrated corporate bonds, U.S. government securities and commercial paper. Capital Reserves Series seeks a high stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short- and intermediate-term securities. Cash Reserve Series seeks the highest level of income consistent with preservation of capital and liquidity through investments in short-term money market instruments. DelCap Series seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth. Delaware Series seeks a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. International Equity Series seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers that provide the potential for capital appreciation and income. Small Cap Value Series seeks capital appreciation by investing in primarily small-cap common stocks whose market values appear low relative to their underlying value or future earnings and growth potential. Emphasis will also be placed on securities of companies that may be temporarily out of favor or whose value is not yet recognized by the market. Trend Series seeks long-term capital appreciation by investing primarily in small-cap common stocks and convertible securities of emerging and other growth-oriented companies. These securities will have been judged to be responsive to changes in the market place and to have fundamental characteristics to support growth. Income is not an objective. Global Bond Series seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Strategic Income Series seeks high current income and total return by using a multi-sector investment approach, investing primarily in three sectors of the fixed-income securities markets: high-yield, higher risk securities; investment grade fixed-income securities; and foreign government and other foreign fixed-income securities. Devon Series seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks that the investment manager believes have the potential for above-average dividend increases over time. Emerging Markets Series seeks to achieve long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries. Convertible Securities Series seeks a high level of total return on its assets through a combination of capital appreciation and current income by investing primarily in convertible securities. Social Awareness Series seeks to achieve long-term capital appreciation by investing primarily in equity securities of medium to large-sized companies expected to grow over time that meet the Series' "Social Criteria" strategy. REIT Series seeks to achieve maximum long-term total return, with capital appreciation as a secondary objective, by investing in securities of companies primarily engaged in the real estate industry.


         Delaware-Voyageur US Government Securities Fund seeks to provide a high level of current income consistent with the prudent investment risk by investing in U.S. Treasury bills, notes, bonds, and other obligations issued or unconditionally guaranteed by the full faith and credit of the U.S. Treasury, and repurchase agreements fully secured by such obligations.

         Delaware-Voyageur Tax-Free Arizona Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware-Voyageur Minnesota Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital.

         Delaware-Voyageur Tax-Free Minnesota Intermediate Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with preservation of capital. The Fund seeks to reduce market risk by maintaining an average weighted maturity from five to ten years.

         Delaware-Voyageur Tax-Free California Insured Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Florida Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware-Voyageur Tax-Free Florida Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware-Voyageur Tax-Free Kansas Fund seeks to provide a high level of current income exempt from federal income tax, the Kansas personal income tax and the Kansas intangible personal property tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Missouri Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Missouri personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free New Mexico Fund seeks to provide a high level of current income exempt from federal income tax and the New Mexico personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Oregon Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Oregon personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Utah Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Washington Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital.


         Delaware-Voyageur Tax-Free Arizona Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free California Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Iowa Fund seeks to provide a high level of current income exempt from federal income tax and the Iowa personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Idaho Fund seeks to provide a high level of current income exempt from federal income tax and the Idaho personal income tax, consistent with the preservation of capital. Delaware-Voyageur Minnesota High Yield Municipal Bond Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax primarily through investment in medium and lower grade municipal obligations. National High Yield Municipal Fund seeks to provide a high level of income exempt from federal income tax, primarily through investment in medium and lower grade municipal obligations. Delaware-Voyageur Tax-Free New York Fund seeks to provide a high level of current income exempt from federal income tax and the personal income tax of the state of New York and the city of New York, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Wisconsin Fund seeks to provide a high level of current income exempt from federal income tax and the Wisconsin personal income tax, consistent with the preservation of capital.

         Delaware-Voyageur Tax-Free Colorado Fund seeks to provide a high level of current income exempt from federal income tax and the Colorado personal income tax, consistent with the preservation of capital.

         Aggressive Growth Fund seeks long-term capital appreciation, which the Fund attempts to achieve by investing primarily in equity securities believed to have the potential for high earnings growth. Although the Fund, in seeking its objective, may receive current income from dividends and interest, income is only an incidental consideration in the selection of the Fund's investments. Growth Stock Fund has an objective of long-term capital appreciation. The Fund seeks to achieve its objective from equity securities diversified among individual companies and industries. Tax-Efficient Equity Fund seeks to obtain for taxable investors a high total return on an after-tax basis. The Fund will attempt to achieve this objective by seeking to provide a high long-term after-tax total return through managing its portfolio in a manner that will defer the realization of accrued capital gains and minimize dividend income.

         Delaware-Voyageur Tax-Free Minnesota Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free North Dakota Fund seeks to provide a high level of current income exempt from federal income tax and the North Dakota personal income tax, consistent with the preservation of capital.


         For more complete information about any of the funds in the Delaware Investments family, including charges and expenses, you can obtain a prospectus from the Distributor. Read it carefully before you invest or forward funds.


         Each of the summaries above is qualified in its entirety by the information contained in each fund's prospectus(es).

GENERAL INFORMATION


         The Manager is the investment manager of the Funds. The Manager also provides investment management services to certain of the other funds in Delaware Investments. An affiliate of the Manager also manages private investment accounts. While investment decisions of the Funds are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Funds.

         The Manager, or its affiliate Delaware International Advisers Ltd., also manages the investment options for Delaware MedallionSM III Variable Annuity. Medallion is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in New York and Hawaii.) Delaware Medallion offers a variety of investment series ranging from domestic equity funds, international equity and bond funds and domestic fixed income funds. Each investment series available through Medallion utilizes an investment strategy and discipline the same as or similar to one of the Delaware Investments mutual funds available outside the annuity. See Delaware Group Premium Fund, Inc., above.

         Access persons and advisory persons of the Delaware Investments family of funds, as those terms are defined in SEC Rule 17j-1 under the 1940 Act, who provide services to the Manager, Delaware International Advisers Ltd. or their affiliates, are permitted to engage in personal securities transactions subject to the exceptions set forth in Rule 17j-1 and the following general restrictions and procedures: (1) certain blackout periods apply to personal securities transactions of those persons; (2) transactions must receive advance clearance and must be completed on the same day as the clearance is received;
(3) certain persons are prohibited from investing in initial public offerings of securities and other restrictions apply to investments in private placements of securities; (4) opening positions may only be closed-out at a profit after a 60-day holding period has elapsed; and (5) the Compliance Officer must be informed periodically of all securities transactions and duplicate copies of brokerage confirmations and account statements must be supplied to the Compliance Officer.

         The Distributor acts as national distributor for each Fund and for the other mutual funds in Delaware Investments. The Distributor received net commissions from DelCap Fund and Capital Appreciation Fund on behalf of Class A Shares after reallowances to dealers, as follows:


DelCap Fund

                                                        Total
                                                      Amount of                Amounts                  Net
                                                    Underwriting              Reallowed             Commission
                     Fiscal Year Ended               Commission              to Dealers           to Distributor
                     -----------------               ----------              ----------           --------------

                     September 30, 1998                $581,650                $477,907             $103,743
                     September 30, 1997               1,003,867                 837,830              166,037
                     September 30, 1996               1,380,612               1,161,576              219,036



                               Capital Appreciation Fund

                               Total
                               Amount of            Amounts           Net
                               Underwriting         Reallowed         Commission
    Fiscal Year Ended          Commission           to Dealers        to DDLP
    -----------------          ------------         ----------        ----------

    September 30, 1998            ---                  ---               ---
    September 30, 1997*           ---                  ---               ---


* Commenced operations on December 2, 1997.


          The Distributor received Limited CDSC payments with respect to DelCap Fund and Capital Appreciation Fund A Class as follows:


                        Fiscal Year Ended Limited CDSC Payments
                        ---------------------------------------

                                Del Cap Fund      Capital Appreciation Fund*
                                ------------      --------------------------

    September 30, 1998               ---                     N/A
    September 30, 1997            $2,088                     N/A
    September 30, 1996               374                     N/A

* Commenced operations on December 2, 1997.


         The Distributor received CDSC payments with respect to DelCap Fund B Class as follows:


                     Fiscal Year Ended                       CDSC Payments
                     -----------------                       -------------

                     September 30, 1998                         $70,197
                     September 30, 1997                          57,254
                     September 30, 1996                          13,677

         The Distributor received CDSC payments with respect to the DelCap Fund C Class as follows:


                     Fiscal Year Ended                      CDSC Payments
                     -----------------                      -------------

                     September 30, 1998                        $  679
                     September 30, 1997                         1,715
                     September 30, 1996*                          207


*Date of initial public offering was November 29, 1995.

         The Transfer Agent, an affiliate of the Manager, acts as shareholder servicing, dividend disbursing and transfer agent for each Fund and for the other mutual funds in Delaware Investments. The Transfer Agent is paid a fee by each Fund for providing these services consisting of an annual per account charge of $5.50 plus transaction charges for particular services according to a schedule. Compensation is fixed each year and approved by the Board of Directors, including a majority of the unaffiliated directors. The Transfer Agent also provides accounting services to the Funds. Those services include performing all functions related to calculating each Fund's net asset value and providing all financial reporting services, regulatory compliance testing and other related accounting services. For its services, the Transfer Agent is paid a fee based on total assets of all funds in Delaware Investments for which it provides such accounting services. Such fee is equal to 0.25% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services, where such aggregate complex assets are $10 billion or less, and 0.20% of assets if such aggregate complex assets exceed $10 billion. The fees are charged to each fund, including the Funds, on an aggregate pro-rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculated by determining the total number of investment portfolios and associated classes.


         The Manager and its affiliates own the name "Delaware Group." Under certain circumstances, including the termination of the Funds' advisory relationship with the Manager or their distribution relationship with the Distributor, the Manager and its affiliates could cause Equity Funds IV, Inc. to delete the words "Delaware Group" from Equity Funds IV, Inc.'s name.

         The Chase Manhattan Bank ("Chase"), 4 Chase Metrotech Center, Brooklyn, NY 11245, is custodian of each Fund's securities and cash. As custodian for a Fund, Chase maintains a separate account or accounts for the Fund; receives, holds and releases portfolio securities on account of the Fund; receives and disburses money on behalf of the Fund; and collects and receives income and other payments and distributions on account of the Fund's portfolio securities.

Capitalization
         Equity Funds IV, Inc. has a present authorized capitalization of one billion shares of capital stock with a $.01 par value per share. The Board of Directors has allocated one hundred fifty million shares to the Class A Shares, one hundred million shares to the Class B Shares, fifty million shares to the Class C Shares and fifty million shares to the Institutional Class of DelCap Fund and one hundred million shares to the Class A Shares, twenty-five million shares to the Class B Shares, twenty-five million shares to the Class C Shares and fifty million shares to the Institutional Class of Capital Appreciation Fund.

         Each Class of a Fund represents a proportionate interest in the assets of that Fund, and each has the same voting and other rights and preferences as the other classes, except that shares of an Institutional Class may not vote on any matter affecting the Fund's Plans under Rule 12b-1. Similarly, as a general matter, shareholders of Class A Shares, Class B Shares and Class C Shares of a Fund may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, Class B Shares of a Fund may vote on any proposal to increase materially the fees to be paid by the Fund under the Rule 12b-1 Plan relating to its Class A Shares. General expenses of a Fund will be allocated on a pro-rata basis to the classes according to asset size, except that expenses of the Rule 12b-1 Plans of each Fund's Class A, Class B and Class C Shares will be allocated solely to those classes. While shares of Equity Funds IV, Inc. have equal voting rights on matters affecting both Funds, a Fund would vote separately on any matter which it is directly affected by, such as any change in its own investment objective and policy or action to dissolve the Fund and as otherwise prescribed by the 1940 Act. Shares of a Fund have a priority in that Fund's assets, and in gains on and income from the portfolio of the Fund. Shares do not have preemptive rights, are fully transferable and, when issued, are fully paid and nonassessable.

         Beginning November 9, 1992, DelCap Fund began offering DelCap Fund Institutional Class; beginning September 6, 1994, DelCap Fund began offering the Class B Shares; and beginning November 29, 1995, DelCap Fund began offering DelCap Fund C Class.

         Prior to September 6, 1994, the DelCap Fund A Class was known as the DelCap Fund class and the DelCap Fund Institutional Class was known as the DelCap Fund (Institutional) class. Prior to November 29, 1996, Delaware Group Equity Funds IV, Inc. was known as Delaware Group DelCap Fund, Inc. and DelCap Fund series was known as Concept I Series.

Noncumulative Voting
         Equity Funds IV, Inc. shares have noncumulative voting rights which means that the holders of more than 50% of the shares of Equity Funds IV, Inc. voting for the election of directors can elect all the directors if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any directors.

         This Part B does not include all of the information contained in the Registration Statement which is on file with the Securities and Exchange Commission.

FINANCIAL STATEMENTS


         Ernst & Young LLP serves as the independent auditors for Delaware Group Equity Funds IV, Inc. and, in its capacity as such, audits the financial statements contained in the Funds' Annual Reports. Each Fund's Statement of Net Assets, Statement of Operations, Statement of Changes in Net Assets, Financial Highlights and Notes to Financial Statements, as well as the report of Ernst & Young LLP, independent auditors, for the fiscal year ended September 30, 1998 are included in each its Annual Report to shareholders. The financial statements, the notes relating thereto, the financial highlights and the reports of Ernst & Young LLP listed above are incorporated by reference from the Annual Reports into this Part B.

APPENDIX A--DESCRIPTION OF RATINGS

Bonds
         Excerpts from Moody's Investors Service, Inc.'s description of its bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations; Baa--considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

         Excerpts from Standard & Poor's Ratings Group's description of its bond ratings: AAA--highest grade obligations. They possess the ultimate degree of protection as to principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; A--strong ability to pay interest and repay principal although more susceptible to changes in circumstances; BBB--regarded as having an adequate capacity to pay interest and repay principal.


Excerpts from Fitch IBCA, Inc.'s description of its bond ratings:

         AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events; AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+; A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances that bonds with higher ratings; BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

         Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

Commercial Paper
         Excerpts from Moody's description of its two highest commercial paper ratings: P-1--the highest grade possessing greatest relative strength; P-2--second highest grade possessing less relative strength than the highest grade.

         Excerpts from S&P's description of its two highest commercial paper ratings: A-1--judged to be the highest investment grade category possessing the highest relative strength; A-2--investment grade category possessing less relative strength than the highest rating.

                                     PART C
                                     ------

                                Other Information
                                -----------------

Item 24.       Financial Statements and Exhibits

               (a)      Financial Statements:

                        Part A      -   Financial Highlights

                       *Part B      -   Statement of Net Assets
                                        Statement of Assets and Liabilities
                                        Statement of Operations
                                        Statement of Changes in Net Assets
                                        Financial Highlights
                                        Notes to Financial Statements
                                        Accountant's Report

                       * The financial statements and Accountant's Report listed above for DelCap Fund and Capital Appreciation Fund are incorporated into Part B by reference from the Registrant's Annual Reports for the fiscal year ended September 30, 1998.

               (b)     Exhibits:

                        (1)     Articles of Incorporation.

                                (a) Articles of Incorporation, as amended and supplemented through November 22, 1995, incorporated into this filing by reference to Post-Effective Amendment No. 18 filed November 22, 1995.

                                (b)      Executed Articles Supplementary
                                         (November 28, 1995) incorporated into
                                         this filing by reference to
                                         Post-Effective Amendment No. 21 filed
                                         November 27, 1996.

                                (c)      Executed Articles Supplementary
                                         (November 27, 1996) incorporated into
                                         this filing by reference to
                                         Post-Effective Amendment No. 22 filed
                                         April 30, 1997.

                                (d)      Executed Articles of Amendment
                                         (November 26, 1996) incorporated into
                                         this filing by reference to
                                         Post-Effective Amendment No. 22 filed
                                         April 30, 1997.

                        (2) By-Laws. By-Laws, as amended to date, incorporated into this filing by reference to Post-Effective Amendment No. 18 filed November 22, 1995.

                        (3)     Voting Trust Agreement.  Inapplicable.

PART C - Other Information
(Continued)


                        (4) Copies of All Instruments Defining the Rights of Holders.

                                (a) Articles of Incorporation and Articles Supplementary.

                                         (i)     Article Third of Articles
                                                 Supplementary (May 27, 1992),
                                                 Article Second of Articles
                                                 Supplementary (September 6,
                                                 1994), Article Fifth of
                                                 Articles of Incorporation
                                                 (September 18, 1985) and
                                                 Article Eighth of Articles of
                                                 Incorporation (September 18,
                                                 1985), which was subsequently
                                                 redesignated as Article Ninth
                                                 (July 31, 1989), incorporated
                                                 into this filing by reference
                                                 to Post-Effective Amendment No.
                                                 18 filed November 22, 1995.

                                         (ii)    Article Third of Articles
                                                 Supplementary (November 28,
                                                 1995) incorporated into this
                                                 filing by reference to
                                                 Post-Effective Amendment No. 19
                                                 filed September 23, 1996.

                                         (iii)   Executed Article Fifth of
                                                 Articles Supplementary
                                                 (November 27, 1996)
                                                 incorporated into this filing
                                                 by reference to Post-Effective
                                                 Amendment No. 22 filed April
                                                 30, 1997.

                                (b) By-Laws. Article II, Article III, as amended, and Article XIII, which was subsequently redesignated as Article XIV, incorporated into this filing by reference to Post-Effective Amendment No. 18 filed November 22, 1995.

                        (5)     Investment Management Agreement.

                                (a) Investment Management Agreement (April 3, 1995) between Delaware Management Company, Inc. and the Registrant on behalf of DelCap Fund incorporated into this filing by reference to
                                         Post-Effective Amendment No. 18 filed
                                         November 22, 1995.

                                (b)      Executed Investment Management
                                         Agreement (November 29, 1996) between
                                         Delaware Management Company, Inc. and
                                         the Registrant on behalf of Capital
                                         Appreciation Fund incorporated into
                                         this filing by reference to
                                         Post-Effective Amendment No. 22 filed
                                         April 30, 1997.

                        (6)     (a)      Distribution Agreement.

                                         (i)        Executed Distribution
                                                    Agreement (April 3, 1995)
                                                    between Delaware
                                                    Distributors, L.P. and the
                                                    Registrant on behalf of
                                                    DelCap Fund incorporated
                                                    into this filing by
                                                    reference to Post-Effective
                                                    Amendment No. 21 filed
                                                    November 27, 1996.

PART C - Other Information
(Continued)


                                         (ii)       Executed Amendment No. 1 to
                                                    Distribution Agreement
                                                    (November 29, 1995) between
                                                    Delaware Distributors, L.P.
                                                    and the Registrant on behalf
                                                    of DelCap Fund incorporated
                                                    into this filing by
                                                    reference to Post-Effective
                                                    Amendment No. 21 filed
                                                    November 27, 1996.

                                         (iii)      Executed Distribution
                                                    Agreement (November 29,
                                                    1996) between Delaware
                                                    Distributors, L.P. and the
                                                    Registrant on behalf of
                                                    Capital Appreciation Fund
                                                    incorporated into this
                                                    filing by reference to
                                                    Post-Effective Amendment No.
                                                    22 filed April 30, 1997.

                                (b) Administration and Service Agreement. Form of Administration and Service Agreement (as amended November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 18 filed November 22, 1995.

                                (c) Dealer's Agreement. Dealer's Agreement (as amended November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 18 filed November 22, 1995.

                                (d)      Mutual Fund Agreement. Mutual Fund
                                         Agreement for the Delaware Group of
                                         Funds (as amended November 1995)
                                         incorporated into this filing by
                                         reference to Post-Effective Amendment
                                         No. 19 filed September 23, 1996.

                        (7)     Bonus, Profit Sharing, Pension Contracts.

                                (a)      Amended and Restated Profit Sharing
                                         Plan (November 17, 1994) incorporated
                                         into this filing by reference to
                                         Post-Effective Amendment No. 18 filed
                                         November 22, 1995.

                                (b)      Amendment to Profit Sharing Plan
                                         (December 21, 1995) incorporated into
                                         this filing by reference to
                                         Post-Effective Amendment No. 19 filed
                                         September 23, 1996.

                        (8)     Custodian Agreement.

                                (a)      Executed Custodian Agreement (May 1,
                                         1996) (Module) between The Chase
                                         Manhattan Bank and the Registrant on
                                         behalf of each Fund incorporated into
                                         this filing by reference to
                                         Post-Effective Amendment No. 21 filed
                                         November 27, 1996.

                                         (i)        Executed Amendment to
                                                    Custodian Agreement
                                                    (November 29, 1996) between
                                                    The Chase Manhattan Bank and
                                                    the Registrant on behalf of
                                                    each Fund incorporated into
                                                    this filing by reference to
                                                    Post-Effective Amendment No.
                                                    22 filed April 30, 1997.

PART C - Other Information
(Continued)

                                         (ii)       Executed Amendment to
                                                    Custodian Agreement
                                                    (November 20, 1997) between
                                                    the Chase Manhattan Bank and
                                                    the Registrant on behalf of
                                                    each Fund attached as
                                                    Exhibit.

                                (b)      Form of Securities Lending Agreement
                                         (1996) between The Chase Manhattan Bank
                                         and the Registrant on behalf of DelCap
                                         Fund incorporated into this filing by
                                         reference to Post-Effective Amendment
                                         No. 21 filed November 27, 1996.

                                (c)      Form of Securities Lending Agreement
                                         (1996) between The Chase Manhattan Bank
                                         and the Registrant on behalf of Capital
                                         Appreciation Fund incorporated into
                                         this filing by reference to
                                         Post-Effective Amendment No. 21 filed
                                         November 27, 1996.

                        (9)     Other Material Contracts.

                                (a)      Executed Amended and Restated
                                         Shareholders Services Agreement
                                         (November 29, 1996) between Delaware
                                         Service Company, Inc. and the
                                         Registrant on behalf of each Fund
                                         incorporated into this filing by
                                         reference to Post-Effective Amendment
                                         No. 22 filed April 30, 1997.

                                         (i)     Amended Schedule A to
                                                 Shareholder Services Agreement
                                                 incorporated into this filing
                                                 by reference to Post-Effective
                                                 Amendment No. 23 filed November
                                                 26, 1997.

                                         (ii)    Amended Schedule A to
                                                 Shareholder Services Agreement
                                                 incorporated into this filing
                                                 by reference to Post-Effective
                                                 Amendment No. 23 filed November
                                                 26, 1997.

                                         (iii)   Amended Schedule A to
                                                 Shareholder Services Agreement
                                                 incorporated into this filing
                                                 by reference to Post-Effective
                                                 Amendment No. 23 filed November
                                                 26, 1997.

                                (b)      Executed Fund Accounting Agreement
                                         (August 19, 1996) between Delaware
                                         Service Company, Inc. and the
                                         Registrant on behalf of each Fund
                                         incorporated into this filing by
                                         reference to Post-Effective Amendment
                                         No. 21 filed November 27, 1996.

                                         (i)     Executed Amendment No. 7
                                                 (October 14, 1998) to Schedule
                                                 A to Delaware Group of Funds
                                                 Fund Accounting Agreement
                                                 attached as Exhibit.

                                         (ii)    Executed Amendment No. 8
                                                 (December 18, 1998) to
                                                 Schedule A to Delaware Group of
                                                 Funds Fund Accounting Agreement
                                                 attached as Exhibit.

                                         (iii)   Executed Amendment No. 9
                                                 (March 31, 1998) to Schedule A
                                                 to Delaware Group of Funds Fund
                                                 Accounting Agreement attached
                                                 as Exhibit.

PART C - Other Information
(Continued)

                       (10)     Opinion of Counsel. Attached as Exhibit.

                       (11)     Consent and Report of Auditors. Attached as
                                Exhibit.

                       (12)     Inapplicable.

                       (13) Investment Letter of Initial Shareholder. Incorporated into this filing by reference to Pre-Effective Amendment No. 2 filed March 26, 1986.

                       (14)     Model Plans.  Inapplicable.

                     **(15)     Plans under Rule 12b-1.

                                (a) Plan under Rule 12b-1 for DelCap Fund A Class (November 29, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 21 filed November 27, 1996.

                                (b) Plan under Rule 12b-1 for DelCap Fund B Class (November 29, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 21 filed November 27, 1996.

                                (c) Plan under Rule 12b-1 for DelCap Fund C Class (November 29, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 21 filed November 27, 1996.

                                (d)      Plan under Rule 12b-1 for Capital
                                         Appreciation Fund A Class (November 29,
                                         1996) incorporated into this filing by
                                         reference to Post-Effective Amendment
                                         No. 22 filed April 30, 1997.

                                (e)      Plan under Rule 12b-1 for Capital
                                         Appreciation Fund B Class (November 29,
                                         1996) incorporated into this filing by
                                         reference to Post-Effective Amendment
                                         No. 22 filed April 30, 1997.

                                (f)      Plan under Rule 12b-1 for Capital
                                         Appreciation Fund C Class (November 29,
                                         1996) incorporated into this filing by
                                         reference to Post-Effective Amendment
                                         No. 22 filed April 30, 1997.

**Relates to DelCap Fund's and Capital Appreciation Fund's retail classes of shares only.

PART C - Other Information
(Continued)

                       (16)     Inapplicable.

                       (17)     Financial Data Schedules.

                                (a) Financial Data Schedules for the fiscal year ended September 30, 1998 attached as Exhibit.

                       (18)     Plan under Rule 18f-3.

                                (a)      Amended Plan under Rule 18f-3
                                         (September 18, 1997) incorporated into
                                         this filing by reference to
                                         Post-Effective Amendment No. 23 filed
                                         November 16, 1997.

                                         (i)     Amended Appendix A (December
                                                 18, 1997) to Plan under Rule
                                                 18f-3 attached as Exhibit.

               (19)        Other:        Directors' Power of Attorney.

                                (a) Power of Attorney dated December 18, 1997 attached as Exhibit.

                                (b) Power of Attorney for John H. Durham dated April 16, 1998 attached as Exhibit.

Item 25.Persons Controlled by or under Common Control with Registrant.  None.

PART C - Other Information
(Continued)

Item 26.               Number of Holders of Securities.

                  (1)                                                                   (2)

                    Number of
                  Title of Class                                                        Record Holders
                  --------------                                                        --------------
                  Delaware Group Equity Funds IV, Inc.'s
                  DelCap Fund:

                  DelCap Fund A Class
                  Common Stock Par Value                                                45,041 Accounts as of
                  $.01 Per Share                                                        October 31, 1998

                  DelCap Fund B Class
                  Common Stock Par Value                                                2,593 Accounts as of
                  $.01 Per Share                                                        October 31, 1998

                  DelCap Fund C Class
                  Common Stock Par Value                                                607 Accounts as of
                  $.01 Per Share                                                        October 31, 1998

                  DelCap Fund Institutional Class
                  Common Stock Par Value                                                83 Accounts as of
                  $.01 Per Share                                                        October 31, 1998

                  Delaware Group Equity Funds IV, Inc.'s
                  Capital Appreciation Fund:

                  Capital Appreciation Fund A Class
                  Common Stock Par Value                                                8 Accounts as of
                  $.01 Per Share                                                        October 31, 1998

                  Capital Appreciation Fund B Class
                  Common Stock Par Value                                                0 Accounts as of
                  $.01 Per Share                                                        October 31, 1998

                  Capital Appreciation Fund C Class
                  Common Stock Par Value                                                0 Accounts as of
                  $.01 Per Share                                                        October 31, 1998

                  Capital Appreciation Fund
                  Institutional Class
                  Common Stock Par Value                                                5 Accounts as of
                  $.01 Per Share                                                        October 31, 1998

Item 27. Indemnification. Incorporated into this filing by reference to initial Registration Statement filed September 24, 1985 and
                  Article VII of the By-Laws, as amended, incorporated into this filing by reference to Post-Effective Amendment No. 18 filed November 22, 1995.

PART C - Other Information
(Continued)

Item 28.          Business and Other Connections of Investment Adviser.

                  Delaware Management Company, a series of Delaware Management Business Trust, (the "Manager") serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Investments family (Delaware Group Equity Funds I, Inc., Delaware Group Equity Funds II, Inc., Delaware Group Equity Funds III, Inc., Delaware Group Equity Funds V, Inc., Delaware Group Government Fund, Inc., Delaware Group Income Funds, Inc., Delaware Group Limited-Term Government Funds, Inc., Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Money Fund, Inc., Delaware Group Premium Fund, Inc., Delaware Group Global & International Funds, Inc., Delaware Pooled Trust, Inc., Delaware Group Adviser Funds, Inc., Delaware Group Dividend and Income Fund, Inc., Delaware Group Global Dividend and Income Fund, Inc., Delaware Group Foundation Funds, Voyageur Intermediate Tax Free Funds, Inc., Voyageur Tax Free Funds, Inc., Voyageur Funds, Inc., Voyageur Insured Funds, Inc., Voyageur Investment Trust, Voyageur Investment Trust II, Voyageur Mutual Funds, Inc., Voyageur Mutual Funds II, Inc., Voyageur Mutual Funds III, Inc., Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund, Voyageur Minnesota Municipal Fund, Inc., Voyageur Minnesota Municipal Fund II, Inc. and Voyageur Minnesota Municipal Fund III, Inc.). In addition, certain officers of the Manager also serve as directors/trustees of the other funds in the Delaware Investments family, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's indirect parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 29 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family.

PART C - Other Information
(Continued)

                  The following persons serving as directors or officers of the Manager have held the following positions during the past two years:


Name and Principle            Positions and Offices with the Manager and its
Business Address *            Affiliates and Other Positions and Offices Held
------------------            -----------------------------------------------

Wayne A. Stork                Chairman of the Board, President, Chief Executive
                              Officer, Chief Investment Officer and Director of
                              Delaware Management Company (a series of Delaware
                              Management Business Trust); Chairman of the Board,
                              President, Chief Executive Officer, Chief
                              Investment Officer and Director/Trustee of
                              Delaware Management Company, Inc.; Chairman of the
                              Board, President, Chief Executive Officer and
                              Director of DMH Corp., Delaware Distributors, Inc.
                              and Founders Holdings, Inc.; Chairman, Chief
                              Executive Officer and Chief Investment Officer of
                              Delaware Investment Advisers (a series of Delaware
                              Management Business Trust); Chairman, Chief
                              Executive Officer and Director of Delaware
                              International Holdings, Ltd. and Delaware
                              International Advisers Ltd.; Chairman of the Board and Director of the Registrant, each of the other funds in the Delaware Investments family, Delaware
                              Management Holdings, Inc., and Delaware Capital
                              Management, Inc.; Chairman of Delaware
                              Distributors, L.P.; President and Chief Executive
                              Officer of Delvoy, Inc.; and Director and/or
                              Trustee of Delaware Service Company, Inc. and
                              Retirement Financial Services, Inc.

Richard G. Unruh, Jr.         Executive Vice President of the Registrant, each
                              of the other funds in the Delaware Investments family, Delaware Management Holdings, Inc.;
                              Delaware Capital Management, Inc; and Delaware
                              Management Company (a series of Delaware
                              Management Business Trust) Executive Vice
                              President and Director/Trustee of Delaware
                              Management Company, Inc. and Delaware Management
                              Business Trust; President of Delaware Investment
                              Advisers (a series of Delaware Management Business
                              Trust); and Director of Delaware International
                              Advisers Ltd.

                              Board of Directors, Chairman of Finance
                              Committee, Keystone Insurance Company
                              since 1989, 2040 Market Street,
                              Philadelphia, PA; Board of Directors,
                              Chairman of Finance Committee, AAA Mid
                              Atlantic, Inc. since 1989, 2040 Market
                              Street, Philadelphia, PA; Board of
                              Directors, Metron, Inc. since 1995, 11911
                              Freedom Drive, Reston, VA





* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principle            Positions and Offices with the Manager and its
Business Address *            Affiliates and Other Positions and Offices Held
------------------           -----------------------------------------------


Paul E. Suckow                Executive Vice President/Chief Investment Officer,
                              Fixed Income of Delaware Management Company, Inc.,
                              Delaware Management Company (a series of Delaware
                              Management Business Trust), Delaware Investment
                              Advisers (a series of Delaware Management Business
                              Trust), the Registrant, each of the other funds in the Delaware Investments family and Delaware
                              Management Holdings, Inc.; Executive Vice
                              President and Director of Founders Holdings, Inc.;
                              Executive Vice President of Delaware Capital
                              Management, Inc. and Delaware Management Business
                              Trust; and Director of Founders CBO Corporation
                              Director, HYPPCO Finance Company Ltd.

David K. Downes               Executive Vice President, Chief Operating Officer
                              and Chief Financial Officer of the Registrant and each of the other funds in the Delaware
                              Investments family, Delaware Management Holdings,
                              Inc., Founders CBO Corporation, Delaware Capital
                              Management, Inc., Delaware Management Company (a series of Delaware Management Business Trust),
                              Delaware Investment Advisers (a series of Delaware
                              Management Business Trust) and Delaware
                              Distributors, L.P.; Executive Vice President,
                              Chief Operating Officer, Chief Financial Officer and Director of Delaware Management Company, Inc.,
                              DMH Corp, Delaware Distributors, Inc., Founders
                              Holdings, Inc. and Delvoy, Inc.; Executive Vice
                              President, Chief Financial Officer, Chief
                              Administrative Officer and Trustee of Delaware
                              Management Business Trust; President, Chief
                              Executive Officer, Chief Financial Officer and
                              Director of Delaware Service Company, Inc.;
                              President, Chief Operating Officer, Chief
                              Financial Officer and Director of Delaware
                              International Holdings Ltd.; Chairman, Chief
                              Executive Officer and Director of Retirement
                              Financial Services, Inc.; Chairman and Director of
                              Delaware Management Trust Company; Director of
                              Delaware International Advisers Ltd.

                              Chief Executive Officer and Director of Forewarn, Inc. since 1993, 8 Clayton Place, Newtown Square, PA




* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principle            Positions and Offices with the Manager and its
Business Address *            Affiliates and Other Positions and Offices Held
------------------            -----------------------------------------------

Richard J. Flannery           Executive Vice President and General Counsel of
                              Delaware Management Holdings, Inc., DMH Corp.,
                              Delaware Management Company, Inc., Delaware
                              Distributors, Inc., Delaware Distributors, L.P.,
                              Delaware Management Trust Company, Delaware
                              Capital Management, Inc., Delaware Service
                              Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust),
                              Delaware Investment Advisers (a series of Delaware
                              Management Business Trust), Founders CBO
                              Corporation and Retirement Financial Services,
                              Inc.; Executive Vice President/General Counsel and
                              Director of Delaware International Holdings Ltd.,
                              Founders Holdings, Inc. and Delvoy, Inc.; Senior
                              Vice President of the Registrant and each of the other funds in the Delaware Investments family;
                              Director of Delaware International Advisers Ltd.

                              Director, HYPPCO Finance Company Ltd.

                              Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd., Elverton, PA; Director and Member of Executive Committee of Stonewall Links, Inc. since 1991, Bulltown Rd., Elverton, PA


George M.                     Senior Vice President, Secretary and General
Chamberlain, Jr.              Counsel of the  Registrant, each of the other
                              funds in the Delaware Investments family, Senior
                              Vice President and Secretary of Delaware
                              Distributors, Inc., Delaware Management Company (a series of Delaware Management Business Trust),
                              Delaware Investment Advisers (a series of Delaware
                              Management Business Trust) and Delaware Management
                              Holdings, Inc.; Senior Vice President, Secretary and Director/Trustee of Delaware Management
                              Company, Inc., DMH Corp., Delaware Distributors,
                              Inc., Delaware Service Company, Inc., Founders
                              Holdings, Inc., Delaware Capital Management, Inc.,
                              Retirement Financial Services, Inc., Delvoy, Inc.
                              and Delaware Management Business Trust; Senior
                              Vice President and Director of Delaware
                              International Holdings Ltd.; Executive Vice
                              President, Secretary and Director of Delaware
                              Management Trust Company; Director of Delaware
                              International Advisers Ltd.











* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal            Positions and Offices with the Manager and its
Business Address*             Affiliates and Other Positions and Offices Held
------------------            -----------------------------------------------

Michael P. Bishof             Senior Vice President and Treasurer of the
                              Registrant, each of the other funds in the Delaware Investments family and Founders Holdings,
                              Inc.; Senior Vice President/Investment Accounting of Delaware Management Company, Inc. Delaware
                              Management Company (a series of Delaware
                              Management Business Trust) and Delaware Service
                              Company, Inc.; Senior Vice President and
                              Treasurer/ Manager, Investment Accounting of
                              Delaware Distributors, L.P. and Delaware
                              Investment Advisers; Assistant Treasurer of
                              Founders CBO Corporation; and Senior Vice
                              President and Manager of Investment Accounting of
                              Delaware International Holdings Ltd.

Joseph H. Hastings            Senior Vice President/Corporate Controller and
                              Treasurer of Delaware Management Holdings, Inc.,
                              DMH Corp., Delaware Management Company, Inc.,
                              Delaware Distributors, Inc., Delaware Capital
                              Management, Inc., Delaware Distributors, L.P.,
                              Delaware Service Company, Inc., Delaware
                              International Holdings Ltd., Delaware Management
                              Company (a series of Delaware Management Business
                              Trust), Delvoy, Inc. and Delaware Management
                              Business Trust; Senior Vice President/Corporate
                              Controller of the Registrant, each of the other funds in the Delaware Investments family and Founders Holdings, Inc.; Executive Vice President,
                              Chief Financial Officer and Treasurer of Delaware
                              Management Trust Company; Chief Financial Officer and Treasurer of Retirement Financial Services,
                              Inc.; Senior Vice President/Assistant Treasurer of
                              Founders CBO Corporation
















* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principle            Positions and Offices with the Manager and its
Business Address *            Affiliates and Other Positions and Offices Held
------------------            -----------------------------------------------

Michael T. Taggart            Senior Vice President/Facilities Management and
                              Administrative Services of Delaware Management
                              Company, Inc. and Delaware Management Company (a series of Delaware Management Business Trust)

Douglas L. Anderson           Senior Vice President/Operations of Delaware
                              Management Company, Inc., Delaware Management
                              Company (a series of Delaware Management Business
                              Trust); Retirement Financial Services, Inc. and
                              Delaware Service Company, Inc.; Senior Vice
                              President/Operations and Director of Delaware
                              Management Trust Company

James L. Shields              Senior Vice President/Chief Information Officer of
                              Delaware Management Company, Inc., Delaware
                              Management Company (a series of Delaware
                              Management Business Trust); Delaware Service
                              Company, Inc. and Retirement Financial Services,
                              Inc.

Eric E. Miller                Vice President, Assistant Secretary and Deputy
                              General Counsel of the Registrant and each of the other funds in the Delaware Investments family, Delaware Management Company, Inc., Delaware
                              Management Company (a series of Delaware
                              Management Business Trust), Delaware Investment
                              Advisers (a series of Delaware Management Business
                              Trust), Delaware Management Holdings, Inc., DMH
                              Corp., Delaware Distributors, L.P., Delaware
                              Distributors Inc., Delaware Service Company, Inc.,
                              Delaware Management Trust Company, Founders
                              Holdings, Inc., Delaware Capital Management, Inc.
                              and Retirement Financial Services, Inc.; and Vice
                              President and Assistant Secretary of Delvoy, Inc.

Richelle S. Maestro           Vice President and Assistant Secretary of the
                              Registrant, each of the other funds in the Delaware Investments family, Delaware Management
                              Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust);
                              Delaware Investment Advisers, Delaware Management
                              Holdings, Inc., Delaware Distributors, L.P.,
                              Delaware Distributors, Inc., Delaware Service
                              Company, Inc., DMH Corp., Delaware Management
                              Trust Company, Delaware Capital Management, Inc.,
                              Retirement Financial Services, Inc., Founders
                              Holdings, Inc. and Delvoy, Inc.; Secretary of
                              Founders CBO Corporation; and Assistant Secretary of Delaware International Holdings Ltd.

                              Partner of Tri-R Associates since 1989, 10001 Sandmeyer Lane, Philadelphia, PA



* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principle            Positions and Offices with the Manager and its
Business Address *            Affiliates and Other Positions and Offices Held
------------------            -----------------------------------------------

Richard Salus(1)              Vice President/Assistant Controller of Delaware
                              Management Company, Inc. and Delaware Management
                              Trust Company

Bruce A. Ulmer                Vice President/Director of LNC Internal Audit of
                              Delaware Management Company, Inc., the Registrant, each of the other funds in the Delaware Group, Delaware Management Holdings, Inc., DMH Corp.,
                              Delaware Management Trust Company and Retirement
                              Financial Services, Inc.; Vice President/Director of Internal Audit of Delvoy, Inc.

Joel A. Ettinger(2)           Vice President/Director of Taxation of Delaware
                              Management Company, Inc., Delaware Management
                              Company (a series of Delaware Management Business
                              Trust), the Registrant, each of the other funds in the Delaware Investments family, Delaware
                              Management Holdings, Inc.

Christopher Adams             Vice President/Business Manager, Equity Department
                              of Delaware Management Company, Inc., Delaware
                              Management Company (a series of Delaware
                              Management Business Trust) and Delaware Service
                              Company, Inc.

Dennis J. Mara(3)             Vice President/Acquisitions of Delaware Management
                              Company, Inc. and Delaware Management Company (a series of Delaware Management Business Trust)

Scott Metzger                 Vice President/Business Development of Delaware
                              Management Company, Inc., Delaware Management
                              Company (a series of Delaware Management Business
                              Trust) and Delaware Service Company, Inc.

Lisa O. Brinkley              Vice President/Compliance of Delaware Management
                              Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust), the
                              Registrant, each of the other funds in the Delaware Investments family, DMH Corp., Delaware
                              Distributors, L.P., Delaware Distributors, Inc.,
                              Delaware Service Company, Inc., Delaware
                              Management Trust Company, Delaware Capital
                              Management, Inc. and Retirement Financial
                              Services, Inc.; Vice President of Delvoy, Inc.

Mary Ellen Carrozza           Vice President/Client Services of Delaware
                              Management Company, Inc., Delaware Management
                              Company (a series of Delaware Management Business
                              Trust) and Delaware Pooled Trust, Inc.

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principle            Positions and Offices with the Manager and its
Business Address *            Affiliates and Other Positions and Offices Held
------------------            -----------------------------------------------

Gerald T. Nichols             Vice President/Senior Portfolio Manager of
                              Delaware Management Company, Inc., Delaware
                              Management Company (a series of Delaware
                              Management Business Trust), Delaware Investment
                              Advisers (a series of Delaware Management Business
                              Trust), the fixed-income investment companies in the Delaware Investments family; Vice President of
                              Founders Holdings, Inc.; and Treasurer, Assistant
                              Secretary and Director of Founders CBO Corporation

Paul A. Matlack               Vice President/Senior Portfolio Manager of
                              Delaware Management Company, Inc., Delaware
                              Management Company (a series of Delaware
                              Management Business Trust), Delaware Investment
                              Advisers (a series of Delaware Management Business
                              Trust), the fixed-income investment companies in the Delaware Investments family; Vice President of
                              Founders Holdings, Inc.; and President and
                              Director of Founders CBO Corporation.

Gary A. Reed                  Vice President/Senior Portfolio Manager of
                              Delaware Management Company, Inc., Delaware
                              Management Company (a series of Delaware
                              Management Business Trust), Delaware Investment
                              Advisers (a series of Delaware Management Business
                              Trust), the fixed-income investment companies in the Delaware Investments family and Delaware
                              Capital Management, Inc.

Patrick P. Coyne              Vice President/Senior Portfolio Manager of
                              Delaware Management Company, Inc., Delaware
                              Management Company (a series of Delaware
                              Management Business Trust), Delaware Investment
                              Advisers (a series of Delaware Management Business
                              Trust), the fixed-income investment companies in the Delaware Investments family and Delaware
                              Capital Management, Inc.

Roger A. Early                Vice President/Senior Portfolio Manager of
                              Delaware Management Company, Inc., Delaware
                              Management Company (a series of Delaware
                              Management Business Trust), Delaware Investment
                              Advisers (a series of Delaware Management Business
                              Trust), the fixed-income funds in the Delaware
                              Investments family

Mitchell L. Conery(4)         Vice President/Senior Portfolio Manager of
                              Delaware Management Company, Inc. Delaware
                              Management Company (a series of Delaware
                              Management Business Trust), Delaware Investment
                              Advisers (a series of Delaware Management Business
                              Trust), and the fixed-income investment companies in the Delaware Investments family


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principle            Positions and Offices with the Manager and its
Business Address *            Affiliates and Other Positions and Offices Held
------------------            -----------------------------------------------

George H. Burwell             Vice President/Senior Portfolio Manager of
                              Delaware Management Company, Inc., Delaware
                              Management Company (a series of Delaware
                              Management Business Trust), Delaware Investment
                              Advisers (a series of Delaware Management Business
                              Trust), the Registrant and the other equity investment companies in the Delaware Investments family

John B. Fields                Vice President/Senior Portfolio Manager of
                              Delaware Management Company, Inc., Delaware
                              Management Company (a series of Delaware
                              Management Business Trust), Delaware Investment
                              Advisers (a series of Delaware Management Business
                              Trust), the Registrant and the other equity investment companies in the Delaware Investments family and Delaware Capital Management, Inc.

Gerald S. Frey                Vice President/Senior Portfolio Manager of
                              Delaware Management Company, Inc., Delaware
                              Management Company (a series of Delaware
                              Management Business Trust), Delaware Investment
                              Advisers (a series of Delaware Management Business
                              Trust), the Registrant and the other equity investment companies in the Delaware Investments family

Christopher Beck(5)           Vice President/Senior Portfolio Manager of
                              Delaware Management Company, Inc., Delaware
                              Management Company (a series of Delaware
                              Management Business Trust), Delaware Investment
                              Advisers (a series of Delaware Management Business
                              Trust), the Registrant and the other equity investment companies in the Delaware Investments family

Elizabeth H. Howell(6)        Vice President/Senior Portfolio Manager of
                              Delaware Management Company, Inc., Delaware
                              Management Company (a series of Delaware
                              Management Business Trust), Delaware Investment
                              Advisers (a series of Delaware Management Business
                              Trust), and the fixed-income investment companies in the Delaware Investments family

Andrew M. McCullagh(7)        Vice President/Senior Portfolio Manager of
                              Delaware Management Company, Inc., Delaware
                              Management Company (a series of Delaware
                              Management Business Trust), Delaware Investment
                              Advisers (a series of Delaware Management Business
                              Trust), and the fixed-income investment companies in the Delaware Investments family





* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principle            Positions and Offices with the Manager and its
Business Address *            Affiliates and Other Positions and Offices Held
------------------            -----------------------------------------------

Babak Zenouzi                 Vice President/Senior Portfolio Manager of
                              Delaware Management Company, Inc., Delaware
                              Management Company (a series of Delaware
                              Management Business Trust), Delaware Investment
                              Advisers (a series of Delaware Management Business
                              Trust), the Registrant and the other equity investment companies in the Delaware Investments family

Paul Grillo                   Vice President/Portfolio Manager of Delaware
                              Management Company, Inc., Delaware Management
                              Company (a series of Delaware Management Business
                              Trust), Delaware Investment Advisers (a series of
                              Delaware Management Business Trust), and the fixed-income investment companies in the Delaware
                              Investments family

John Heffern                  Vice President/Portfolio Manager of Delaware
                              Management Company, Inc., Delaware Management
                              Company (a series of Delaware Management Business
                              Trust), Delaware Investment Advisers (a series of
                              Delaware Management Business Trust), the
                              Registrant and the other equity investment companies in the Delaware Investments family

Cynthia I. Isom               Vice President/Portfolio Manager of Delaware
                              Management Company, Inc., Delaware Management
                              Company (a series of Delaware Management Business
                              Trust) and the fixed-income investment companies in the Delaware Investments family

J. Paul Dokas(8)              Vice President/Portfolio Manager of Delaware
                              Management Company, Inc., Delaware Management
                              Company (a series of Delaware Management Business
                              Trust), the Registrant and the other equity investment companies in the Delaware Investments family

Marshall T. Bassett(9)        Vice President/Portfolio Manager of Delaware
                              Management Company, Inc., Delaware Management
                              Company (a series of Delaware Management Business
                              Trust), Delaware Investment Advisers (a series of
                              Delaware Management Business Trust), the
                              Registrant and the other equity investment companies in the Delaware Investments family

John A. Heffern(10)           Vice President/Portfolio Manager of Delaware
                              Management Company, Inc., Delaware Management
                              Company (a series of Delaware Management Business
                              Trust), the Registrant and the other equity investment companies in the Delaware Investments family




* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principle            Positions and Offices with the Manager and its
Business Address *            Affiliates and Other Positions and Offices Held
------------------            -----------------------------------------------

Lori P. Wachs                 Vice President/Portfolio Manager of Delaware
                              Management Company, Inc., Delaware Management
                              Company (a series of Delaware Management Business
                              Trust), the Registrant and the other investment companies in the Delaware Investments family


1                SENIOR MANAGER, Ernst & Young LLP prior to December 1996.
2                TAX MANAGER, Ernst & Young LLP prior to April 1998.
3                CORPORATE CONTROLLER, IIS prior to July 1997 and DIRECTOR,
                 FINANCIAL PLANNING, Decision One prior to March 1996.
4                INVESTMENT OFFICER, Travelers Insurance prior to January 1997.
5                SENIOR PORTFOLIO MANAGER, Pitcairn Trust Company prior to May
                 1997.
6                SENIOR PORTFOLIO MANAGER, Voyageur Fund Managers, Inc. prior to
                 May 1997.
7                SENIOR VICE PRESIDENT, SENIOR PORTFOLIO MANAGER, Voyageur Asset
                 Management LLC prior to May 1997.
8                DIRECTOR OF TRUST INVESTMENTS, Bell Atlantic Corporation prior to February 1997.
9                VICE PRESIDENT, Morgan Stanley Asset Management prior to March
                 1997.
10               SENIOR VICE PRESIDENT, EQUITY RESEARCH, NatWest Securities
                 Corporation prior to March 1997.


Item 29.         Principal Underwriters.

                       (a) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Group.

                       (b) Information with respect to each director, officer or partner of principal underwriter:

Name and Principal                            Positions and Offices                        Positions and Offices
Business Address *                            with Underwriter                             with Registrant
------------------                            ---------------------                        ---------------------
Delaware Distributors, Inc.                   General Partner                              None

Delaware Investment
Advisers                                      Limited Partner                              None

Delaware Capital
Management, Inc.                              Limited Partner                              None

Wayne A. Stork                                Chairman                                     Chairman

Bruce D. Barton                               President and Chief Executive                None
                                              Officer

David K. Downes                               Executive Vice President,                    Executive Vice President,
                                              Chief Operating Officer                      Chief Operating Officer and
                                              and Chief Financial Officer                  Chief Financial Officer

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Name and Principal                            Positions and Offices                        Positions and Offices
Business Address *                            with Underwriter                             with Registrant
------------------                            ---------------------                        ---------------------
Richard J. Flannery                           Executive Vice President/                    Senior Vice President
                                              General Counsel

George M. Chamberlain, Jr.                    Senior Vice President/Secretary              Senior Vice President/
                                                                                           Secretary/General Counsel

Joseph H. Hastings                            Senior Vice President/Corporate              Senior Vice President/
                                              Controller & Treasurer                       Corporate Controller

Terrence P. Cunningham                        Senior Vice President/Financial              None
                                              Institutions

Thomas E. Sawyer                              Senior Vice President/                       None
                                              National Sales Director

Mac McAuliffe                                 Senior Vice President/Sales                  None
                                              Manager, Western Division

J. Chris Meyer                                Senior Vice President/                       None
                                              Director Product Management

William M. Kimbrough                          Senior Vice President/Wholesaler             None

Daniel J. Brooks                              Senior Vice President/Wholesaler             None

Bradley L. Kolstoe                            Senior Vice President/Western                None
                                              Division Sales Manager

Henry W. Orvin                                Senior Vice President/Eastern                None
                                              Division Sales Manager

Michael P. Bishof                             Senior Vice President and Treasurer/         Senior Vice
                                              Manager, Investment Accounting               President/Treasurer

Eric E. Miller                                Vice President/Assistant Secretary/          Vice President/Assistant
                                              Deputy General Counsel                       Secretary/Deputy General
                                                                                           Counsel

Richelle S. Maestro                           Vice President/                              Vice President/
                                              Assistant Secretary                          Assistant Secretary

Lisa O. Brinkley                              Vice President/Compliance                    Vice President/Compliance

Daniel H. Carlson                             Vice President/Strategic Marketing           None

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                            Positions and Offices                        Positions and Offices
Business Address *                            with Underwriter                             with Registrant
------------------                            ---------------------                        ---------------------
Diane M. Anderson                             Vice President/Plan Record Keeping           None
                                              and Administration

Anthony J. Scalia                             Vice President/Defined Contribution          None
                                              Sales, SW Territory

Courtney S. West                              Vice President/Defined Contribution          None
                                              Sales, NE Territory

Denise F. Guerriere                           Vice President/Client Services               None

Gordon E. Searles                             Vice President/Client Services               None

Lori M. Burgess                               Vice President/Client Services               None

Julia R. Vander Els                           Vice President/Participant Services          None

Jerome J. Alrutz                              Vice President/Retail Sales                  None

Scott Metzger                                 Vice President/Business                      Vice President/Business
                                              Development                                  Development

Larry Carr                                    Vice President/Sales Manager                 None

Stephen C. Hall                               Vice President/Institutional Sales           None

Gregory J. McMillan                           Vice President/National Accounts             None

Holly W. Reimel                               Senior Vice President/Manager,               None
                                              National Accounts

Christopher H. Price                          Vice President/Manager,                      None
                                              Insurance

Stephen J. DeAngelis                          Senior Vice President, National              None
                                              Director/Manager Account Services

Andrew W. Whitaker                            Vice President/Financial Institutions        None

Jesse Emery                                   Vice President/Marketing                    None
                                              Communications

Darryl S. Grayson                             Vice President, Broker/Dealer                None
                                              Internal Sales

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                            Positions and Offices                        Positions and Offices
Business Address *                            with Underwriter                             with Registrant
------------------                            ---------------------                        ----------------------
Dinah J. Huntoon                              Vice President/Product                       None
                                              Manager Equity

Soohee Lee                                    Vice President/Fixed Income                  None
                                              Product Management

Michael J. Woods                              Vice President/UIT Product                   None
                                              Management

Ellen M. Krott                                Vice President/Marketing                     None

Dale L. Kurtz                                 Vice President/Marketing Support             None

David P. Anderson                             Vice President/Wholesaler                    None

Lee D. Beck                                   Vice President/Wholesaler                    None

Gabriella Bercze                              Vice President/Wholesaler                    None

Larry D. Birdwell                             Vice President/Wholesaler                    None

Terrence L. Bussard                           Vice President/Wholesaler                    None

William S. Carroll                            Vice President/Wholesaler                    None

William L. Castetter                          Vice President/Wholesaler                    None

Thomas J. Chadie                              Vice President/Wholesaler                    None

Joseph Gallagher                              Vice President/Wholesaler                    None

Thomas C. Gallagher                           Vice President/Wholesaler                    None






* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                            Positions and Offices                        Positions and Offices
Business Address *                            with Underwriter                             with Registrant
------------------                            ---------------------                        ---------------------
Douglas R. Glennon                            Vice President/Wholesaler                    None

Ronald A. Haimowitz                           Vice President/Wholesaler                    None

Edward J. Hecker                              Vice President/Wholesaler                    None

Christopher L. Johnston                       Vice President/Wholesaler                    None

Michael P. Jordan                             Vice President/Wholesaler                    None

Jeffrey A. Keinert                            Vice President/Wholesaler                    None

Thomas P. Kennett                             Vice President/Wholesaler                    None

Theodore T. Malone                            Vice President/Wholesaler                    None

Debbie A. Marler                              Vice President/Wholesaler                    None

Nathan W. Medin                               Vice President/Wholesaler                    None

Roger J. Miller                               Vice President/Wholesaler                    None

Andrew Morris                                 Vice President/Wholesaler                    None

Patrick L. Murphy                             Vice President/Wholesaler                    None

Scott Naughton                                Vice President/Wholesaler                    None

Stephen C. Nell                               Vice President/Wholesaler                    None

Julia A. Nye                                  Vice President/Wholesaler                    None

Joseph T. Owczarek                            Vice President/Wholesaler                    None

Mary Ellen Pernice-Fadden                     Vice President/Wholesaler                    None

Mark A. Pletts                                Vice President/Wholesaler                    None

Philip G. Rickards                            Vice President/Wholesaler                    None

Laura E. Roman                                Vice President/Wholesaler                    None


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                            Positions and Offices                        Positions and Offices
Business Address *                            with Underwriter                             with Registrant
------------------                            ---------------------                        ---------------------
Linda Schulz                                  Vice President/Wholesaler                    None

Edward B. Sheridan                            Vice President/Wholesaler                    None

Robert E. Stansbury                           Vice President/Wholesaler                    None

Julia A. Stanton                              Vice President/Wholesaler                    None

Larry D. Stone                                Vice President/Wholesaler                    None

Edward J. Wagner                              Vice President/Wholesaler                    None

Wayne W. Wagner                               Vice President/Wholesaler                    None

John A. Wells                                 Vice President/Marketing                     None
                                              Technology

Scott Whitehouse                              Vice President/Wholesaler                    None


        (c)               Not Applicable.























* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Item 30.     Location of Accounts and Records.

             All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103.

Item 31.     Management Services.  None.

Item 32.     Undertakings.

              (a)  Not Applicable.

              (b)  Not Applicable.

              (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

              (d)  Not Applicable.

                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia and Commonwealth of Pennsylvania on this 23rd day of November, 1998.

                                            DELAWARE GROUP EQUITY FUNDS IV, INC.

                                                  By   /s/Wayne A. Stork
                                                       ------------------
                                                       Wayne A. Stork
                                                          Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

           Signature                                                   Title                                   Date
------------------------------------------------         ---------------------------------------        --------------------
/s/ Wayne A. Stork                                            Chairman and Director                       November 23, 1998
------------------------------------------------
Wayne A. Stork
                                                            Executive Vice President/Chief
                                                            Operating Officer/Chief Financial
                                                            Officer (Principal Financial Officer and
/s/ David K. Downes                                         Principal Accounting Officer)                 November 23, 1998
-------------------------------------------------
David K. Downes

/s/Walter P. Babich                             *           Director                                      November 23, 1998
-------------------------------------------------
Walter P. Babich

/s/John H. Durham                               *           Director                                      November 23, 1998
-------------------------------------------------
John H. Durham

/s/Anthony D. Knerr                             *           Director                                      November 23, 1998
-------------------------------------------------
Anthony D. Knerr

/s/Ann R. Leven                                 *           Director                                      November 23, 1998
-------------------------------------------------
Ann R. Leven

/s/W. Thacher Longstreth                        *           Director                                      November 23, 1998
-------------------------------------------------
W. Thacher Longstreth

/s/Thomas F. Madison                            *           Director                                      November 23, 1998
-------------------------------------------------
Thomas F. Madison

/s/Jeffrey J. Nick                              *           Director                                      November 23, 1998
-------------------------------------------------
Jeffrey J. Nick

/s/Charles E. Peck                              *           Director                                      November 23, 1998
-------------------------------------------------
Charles E. Peck
                                                    *By   /s/ Wayne A. Stork
                                                       -------------------------
                                                             Wayne A. Stork
                                                         as Attorney-in-Fact for
                                                     each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549



















                                    Exhibits

                                       to

                                    Form N-1A

















             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS


Exhibit No.                            Exhibit
-----------                            -------

EX-99.B8BII                            Executed Amendment to Custodian Agreement
                                       (November 20, 1997) between the Chase
                                       Manhattan Bank and the Registrant of each Fund

EX-99.B9BI                             Executed Amendment No. 7 (October 14,
                                       1997) to Schedule A to Delaware Group of
                                       Funds Fund Accounting Agreement

EX-99.B9BII                            Executed Amendment No. 8 (December 18,
                                       1997) to Delaware Group of Funds
                                       Fund Accounting Agreement

EX-99.B9BIII                           Executed Amendment No. 9 (March 31, 1998)
                                       to Delaware Group of Funds
                                       Fund Accounting Agreement

EX-99.B10                              Opinion of Counsel

EX-99.B11                              Consent of Auditors

EX-99.B18AI                            Amended Appendix A (December 18, 1997) to
                                       Plan under Rule 18f-3

EX-99.B19A                             Power of Attorney dated December 18, 1997

EX-99.B19B                             Power of Attorney for John H. Durham
                                       dated April 16, 1998

EX-27                                  Financial Data Schedules